UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1:	Schedule of Investments

Vanguard 500 Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stock (100.0%)

Consumer Discretionary (10.2%)
Home Depot, Inc.	19,936,220	843,302
Time Warner, Inc.	42,281,845	709,912
* Comcast Corp. Class A	19,970,070	522,417
The Walt Disney Co.	18,073,822	504,079
Lowe's Cos., Inc.	7,338,199	472,874
Target Corp.	8,250,979	429,133
McDonald's Corp.	11,793,455	405,223
News Corp., Class A	22,518,469	374,032
* Viacom Inc. Class B	7,180,598	278,607
* Starbucks Corp.	7,164,074	269,656
Best Buy Co., Inc.	3,816,265	213,444
The McGraw-Hill Cos., Inc.	3,445,936	198,555
Carnival Corp.	4,074,670	193,017
Federated Department Stores, Inc.	2,554,676	186,491
Staples, Inc.	6,838,429	174,517
CBS Corp.	7,180,073	172,178
* Kohl's Corp.	3,235,441	171,511
NIKE, Inc. Class B	1,776,251	151,159
Clear Channel Communications, Inc.	4,850,356	140,709
Omnicom Group Inc.	1,677,994	139,693
Ford Motor Co.	17,494,543	139,257
Johnson Controls, Inc.	1,822,264	138,364
Starwood Hotels & Resorts Worldwide, Inc.	2,025,583	137,193
Harrah's Entertainment, Inc.	1,727,640	134,687
Gannett Co., Inc.	2,234,267	133,877
Harley-Davidson, Inc.	2,557,610	132,689
J.C. Penney Co., Inc. (Holding Co.)	2,179,560	131,667
Yum! Brands, Inc.	2,588,577	126,478
* Coach, Inc.	3,597,698	124,408
* Sears Holdings Corp.	936,579	123,853
^ General Motors Corp.	5,307,242	112,885
International Game Technology	3,164,371	111,449
Fortune Brands, Inc.	1,373,400	110,737
TJX Cos., Inc.	4,323,475	107,309
* Amazon.com, Inc.	2,895,433	105,712
Marriott International, Inc. Class A	1,522,458	104,441
* Office Depot, Inc.	2,774,906	103,337
* Bed Bath & Beyond, Inc.	2,631,930	101,066
The Gap, Inc.	5,386,496	100,620
D. R. Horton, Inc.	2,550,892	84,741
Nordstrom, Inc.	2,051,611	80,382
Limited Brands, Inc.	3,268,025	79,936
Hilton Hotels Corp.	3,092,817	78,743
Lennar Corp. Class A	1,286,462	77,677
Pulte Homes, Inc.	2,007,913	77,144
^ Eastman Kodak Co.	2,695,424	76,658
* Univision Communications Inc.	2,098,288	72,328
Centex Corp.	1,152,246	71,428
Genuine Parts Co.	1,622,765	71,126
* Apollo Group, Inc. Class A	1,319,563	69,290
Harman International Industries, Inc.	615,965	68,452
Tribune Co.	2,457,118	67,399
Wendy's International, Inc.	1,072,831	66,580
H & R Block, Inc.	3,074,758	66,569
Mattel, Inc.	3,648,292	66,144
Newell Rubbermaid, Inc.	2,576,082	64,891
Black & Decker Corp.	726,258	63,105
Whirlpool Corp.	638,399	58,394
Dollar General Corp.	2,971,500	52,506
* AutoZone Inc.	518,349	51,674
Sherwin-Williams Co.	1,040,718	51,453
Darden Restaurants Inc.	1,234,375	50,646
Tiffany & Co.	1,334,888	50,112
VF Corp.	827,065	47,060
KB Home	721,311	46,871
Leggett & Platt, Inc.	1,711,604	41,712
Liz Claiborne, Inc.	986,623	40,432
Knight Ridder	628,843	39,749
Family Dollar Stores, Inc.	1,457,363	38,766
*^ Interpublic Group of Cos., Inc.	4,040,837	38,630
Jones Apparel Group, Inc.	1,071,794	37,909
* AutoNation, Inc.	1,700,075	36,637
E.W. Scripps Co. Class A	798,317	35,693
Hasbro, Inc.	1,670,498	35,248
Circuit City Stores, Inc.	1,428,809	34,977
Brunswick Corp.	891,811	34,656
^ New York Times Co. Class A	1,362,604	34,487
The Stanley Works	679,917	34,445
RadioShack Corp.	1,263,571	24,298
*^ The Goodyear Tire & Rubber Co.	1,661,158	24,054
Meredith Corp.	392,912	21,921
Dow Jones & Co., Inc.	554,131	21,777
Snap-On Inc.	547,197	20,859
OfficeMax, Inc.	667,159	20,128
Maytag Corp.	757,379	16,155
Dillard's Inc.	580,082	15,105
* Big Lots Inc.	1,073,018	14,979
Cooper Tire & Rubber Co.	579,175	8,305
* Viacom Inc. Class A	71,693	2,779
* Comcast Corp. Special Class A	100,518	2,626
CBS Corp. Class A	71,693	1,728
News Corp., Class B	9,800	172

		11,220,074

Consumer Staples (9.3%)
The Procter & Gamble Co.	30,868,087	1,778,619
Altria Group, Inc.	19,585,711	1,387,843
Wal-Mart Stores, Inc.	23,444,369	1,107,512
PepsiCo, Inc.	15,548,547	898,551
The Coca-Cola Co.	19,333,465	809,492
Walgreen Co.	9,498,276	409,661
Anheuser-Busch Cos., Inc.	7,285,994	311,622
Colgate-Palmolive Co.	4,836,474	276,163
Kimberly-Clark Corp.	4,325,024	249,986
Costco Wholesale Corp.	4,440,550	240,500
CVS Corp.	7,671,306	229,142
Archer-Daniels-Midland Co.	6,135,891	206,473
Sysco Corp.	5,812,163	186,280
General Mills, Inc.	3,342,717	169,409
* The Kroger Co.	6,808,630	138,624
Avon Products, Inc.	4,227,897	131,784
Sara Lee Corp.	7,133,804	127,552
H.J. Heinz Co.	3,144,046	119,222
Wm. Wrigley Jr. Co.	1,665,422	106,587
Safeway, Inc.	4,220,297	106,014
ConAgra Foods, Inc.	4,873,196	104,579
Kellogg Co.	2,359,266	103,902
Albertson's, Inc.	3,461,149	88,848
The Hershey Co.	1,681,901	87,846
Whole Foods Market, Inc.	1,303,763	86,622
Reynolds American Inc.	802,744	84,689
The Clorox Co.	1,408,651	84,308
UST, Inc.	1,535,021	63,857
Brown-Forman Corp. Class B	780,442	60,071
Coca-Cola Enterprises, Inc.	2,847,545	57,919
Campbell Soup Co.	1,729,510	56,036
* Dean Foods Co.	1,274,963	49,507
* Constellation Brands, Inc. Class A	1,850,425	46,353
McCormick & Co., Inc.	1,244,554	42,141
Estee Lauder Cos. Class A	1,118,358	41,592
SuperValu Inc.	1,278,116	39,392
The Pepsi Bottling Group, Inc.	1,269,097	38,568
Molson Coors Brewing Co. Class B	538,754	36,969
Tyson Foods, Inc.	2,365,028	32,495
Alberto-Culver Co. Class B	709,091	31,363

		10,228,093

Energy (9.7%)
ExxonMobil Corp.	57,307,357	3,487,726
Chevron Corp.	20,892,223	1,211,122
ConocoPhillips Co.	12,937,154	816,981
Schlumberger Ltd.	5,545,147	701,849
Occidental Petroleum Corp.	4,042,653	374,552
Halliburton Co.	4,844,760	353,764
Valero Energy Corp.	5,835,794	348,864
Burlington Resources, Inc.	3,527,502	324,213
Marathon Oil Corp.	3,442,394	262,207
Devon Energy Corp.	4,146,720	253,655
* Transocean Inc.	3,059,122	245,647
Baker Hughes, Inc.	3,212,083	219,706
Anadarko Petroleum Corp.	2,162,572	218,441
Apache Corp.	3,099,839	203,070
EOG Resources, Inc.	2,276,200	163,886
* Weatherford International Ltd.	3,273,425	149,759
XTO Energy, Inc.	3,408,539	148,510
Williams Cos., Inc.	5,580,783	119,373
Chesapeake Energy Corp.	3,506,374	110,135
Amerada Hess Corp.	751,122	106,960
* Nabors Industries, Inc.	1,482,871	106,144
BJ Services Co.	3,042,187	105,260
* National Oilwell Varco Inc.	1,639,672	105,136
Noble Corp.	1,287,142	104,387
Kerr-McGee Corp.	1,088,484	103,928
Sunoco, Inc.	1,249,696	96,939
Kinder Morgan, Inc.	987,559	90,846
Murphy Oil Corp.	1,549,593	77,201
El Paso Corp.	6,186,693	74,550
Rowan Cos., Inc.	1,025,861	45,097

		10,729,908

Financials (21.0%)
Citigroup, Inc.	46,843,019	2,212,396
Bank of America Corp.	43,590,603	1,985,116
American International Group, Inc.	24,359,627	1,609,928
JPMorgan Chase & Co.	32,711,743	1,362,117
Wells Fargo & Co.	15,728,013	1,004,548
Wachovia Corp.	15,227,506	853,502
Merrill Lynch & Co., Inc.	8,618,255	678,774
The Goldman Sachs Group, Inc.	4,091,821	642,252
Morgan Stanley	10,077,363	633,060
American Express Co.	11,615,370	610,388
U.S. Bancorp	16,901,029	515,481
Fannie Mae	9,083,621	466,898
Washington Mutual, Inc.	9,305,832	396,615
Freddie Mac	6,484,916	395,580
Lehman Brothers Holdings, Inc.	2,537,730	366,778
Prudential Financial, Inc.	4,645,434	352,170
MetLife, Inc.	7,113,302	344,070
The Allstate Corp.	6,053,071	315,426
The St. Paul Travelers, Cos. Inc.	6,531,060	272,933
The Bank of New York Co., Inc.	7,238,805	260,887
SunTrust Banks, Inc.	3,479,657	253,180
The Hartford Financial Services Group Inc.	2,838,413	228,634
Capital One Financial Corp.	2,825,736	227,528
AFLAC Inc.	4,675,231	210,993
Countrywide Financial Corp.	5,659,105	207,689
Fifth Third Bancorp	5,214,457	205,241
SLM Corp.	3,916,350	203,415
BB&T Corp.	5,024,819	196,973
Progressive Corp. of Ohio	1,846,071	192,471
State Street Corp.	3,125,151	188,853
PNC Financial Services Group	2,742,509	184,598
National City Corp.	5,137,286	179,291
The Chubb Corp.	1,876,103	179,055
Charles Schwab Corp.	9,683,781	166,658
Golden West Financial Corp.	2,403,039	163,166
Moody's Corp.	2,283,006	163,144
ACE Ltd.	3,024,955	157,328
Bear Stearns Co., Inc.	1,120,213	155,374
Lincoln National Corp.	2,768,573	151,137
Marsh & McLennan Cos., Inc.	5,133,585	150,722
Regions Financial Corp.	4,282,854	150,628
Simon Property Group, Inc. REIT	1,716,710	144,444
KeyCorp	3,802,324	139,926
Mellon Financial Corp.	3,888,711	138,438
Franklin Resources Corp.	1,432,168	134,968
Loews Corp.	1,273,447	128,873
North Fork Bancorp, Inc.	4,464,152	128,702
The Principal Financial Group, Inc.	2,623,056	128,005
Equity Office Properties Trust REIT	3,811,877	128,003
Equity Residential REIT	2,725,593	127,530
Aon Corp.	3,021,559	125,425
ProLogis REIT	2,285,092	122,252
Genworth Financial Inc.	3,535,892	118,205
Vornado Realty Trust REIT	1,113,545	106,900
Ameriprise Financial, Inc.	2,352,276	105,994
* E*TRADE Financial Corp.	3,922,016	105,816
XL Capital Ltd. Class A	1,636,889	104,941
CIT Group Inc.	1,874,833	100,341
Archstone-Smith Trust REIT	2,001,778	97,627
T. Rowe Price Group Inc.	1,239,142	96,913
Northern Trust Corp.	1,738,506	91,272
Comerica, Inc.	1,527,594	88,555
AmSouth Bancorp	3,243,040	87,724
Marshall & Ilsley Corp.	1,969,627	85,836
M & T Bank Corp.	744,621	84,991
Zions Bancorp	979,477	81,032
Synovus Financial Corp.	2,939,839	79,640
Ambac Financial Group, Inc.	990,256	78,824
MBIA, Inc.	1,257,648	75,622
Sovereign Bancorp, Inc.	3,351,866	73,439
Boston Properties, Inc. REIT	741,728	69,166
Cincinnati Financial Corp.	1,633,940	68,740
Plum Creek Timber Co. Inc. REIT	1,729,769	63,880
Public Storage, Inc. REIT	775,947	63,030
Compass Bancshares Inc.	1,159,884	58,702
Safeco Corp.	1,156,863	58,086
UnumProvident Corp.	2,802,565	57,397
Huntington Bancshares Inc.	2,334,213	56,325
Kimco Realty Corp. REIT	1,380,492	56,103
Torchmark Corp.	971,875	55,494
MGIC Investment Corp.	821,089	54,709
First Horizon National Corp.	1,182,615	49,256
Janus Capital Group Inc.	2,015,591	46,701
Apartment Investment & Management Co. Class A REIT	906,251	42,503
Federated Investors, Inc.	790,650	30,875

		23,136,202

Health Care (12.9%)
Pfizer Inc.	69,053,525	1,720,814
Johnson & Johnson	27,930,168	1,654,025
* Amgen, Inc.	10,967,572	797,891
Merck & Co., Inc.	20,525,108	723,100
UnitedHealth Group Inc.	12,728,630	711,021
Abbott Laboratories	14,439,812	613,259
Wyeth	12,614,032	612,033
Eli Lilly & Co.	10,604,698	586,440
Medtronic, Inc.	11,327,558	574,874
* WellPoint Inc.	6,194,051	479,605
Bristol-Myers Squibb Co.	18,385,522	452,468
Cardinal Health, Inc.	3,959,930	295,094
* Gilead Sciences, Inc.	4,338,483	269,940
Schering-Plough Corp.	13,884,654	263,670
Aetna Inc.	5,322,115	261,529
Guidant Corp.	3,180,047	248,234
Baxter International, Inc.	6,085,990	236,197
* Caremark Rx, Inc.	4,210,354	207,065
HCA Inc.	3,828,345	175,300
* Genzyme Corp.	2,437,990	163,882
* Medco Health Solutions, Inc.	2,856,752	163,463
* Zimmer Holdings, Inc.	2,325,254	157,187
Allergan, Inc.	1,423,168	154,414
* Biogen Idec Inc.	3,229,265	152,098
McKesson Corp.	2,872,859	149,762
CIGNA Corp.	1,136,128	148,401
Becton, Dickinson & Co.	2,321,194	142,939
* St. Jude Medical, Inc.	3,440,256	141,050
* Forest Laboratories, Inc.	3,058,416	136,497
* Boston Scientific Corp.	5,551,370	127,959
Stryker Corp.	2,742,273	121,592
* Express Scripts Inc.	1,373,617	120,741
AmerisourceBergen Corp.	1,961,504	94,682
* MedImmune Inc.	2,397,371	87,696
Biomet, Inc.	2,322,915	82,510
* Coventry Health Care Inc.	1,504,479	81,212
* Humana Inc.	1,534,164	80,774
* Fisher Scientific International Inc.	1,158,080	78,807
Quest Diagnostics, Inc.	1,526,642	78,317
* Laboratory Corp. of America Holdings	1,175,955	68,770
C.R. Bard, Inc.	976,083	66,188
* Barr Pharmaceuticals Inc.	992,440	62,504
* Hospira, Inc.	1,509,516	59,566
* Thermo Electron Corp.	1,521,948	56,449
Health Management Associates Class A	2,258,634	48,719
IMS Health, Inc.	1,869,979	48,189
Mylan Laboratories, Inc.	2,051,574	48,007
* Chiron Corp.	1,026,349	47,017
Applera Corp.-Applied Biosystems Group	1,720,054	46,682
* Patterson Cos	1,301,209	45,803
* Waters Corp.	980,902	42,326
* King Pharmaceuticals, Inc.	2,272,115	39,194
* Millipore Corp.	488,646	35,700
Manor Care, Inc.	742,157	32,915
* Tenet Healthcare Corp.	4,422,712	32,640
Bausch & Lomb, Inc.	505,555	32,204
PerkinElmer, Inc.	1,227,651	28,813
* Watson Pharmaceuticals, Inc.	953,879	27,414

		14,215,642

Industrials (11.5%)
General Electric Co.	97,823,460	3,402,300
United Parcel Service, Inc.	10,249,439	813,600
The Boeing Co.	7,511,549	585,375
United Technologies Corp.	9,529,660	552,434
3M Co.	7,085,399	536,294
Tyco International Ltd.	18,914,109	508,411
Caterpillar, Inc.	6,295,929	452,111
Honeywell International Inc.	7,795,299	333,405
Emerson Electric Co.	3,861,058	322,900
FedEx Corp.	2,851,874	322,091
Burlington Northern Santa Fe Corp.	3,500,137	291,666
Lockheed Martin Corp.	3,362,276	252,608
General Dynamics Corp.	3,756,545	240,344
Union Pacific Corp.	2,486,426	232,108
Northrop Grumman Corp.	3,291,232	224,758
Norfolk Southern Corp.	3,868,851	209,189
Raytheon Co.	4,186,659	191,916
Illinois Tool Works, Inc.	1,924,509	185,349
Waste Management, Inc.	5,183,320	182,971
Deere & Co.	2,223,266	175,749
Cendant Corp.	9,461,708	164,161
Danaher Corp.	2,226,445	141,491
Ingersoll-Rand Co.	3,073,301	128,433
Masco Corp.	3,906,941	126,937
CSX Corp.	2,059,349	123,149
Rockwell Automation, Inc.	1,663,239	119,604
Southwest Airlines Co.	6,645,525	119,553
Textron, Inc.	1,242,230	116,012
PACCAR, Inc.	1,588,744	111,975
Eaton Corp.	1,397,351	101,965
L-3 Communications Holdings, Inc.	1,138,013	97,630
ITT Industries, Inc.	1,733,368	97,450
Dover Corp.	1,907,900	92,648
Pitney Bowes, Inc.	2,130,177	91,448
Rockwell Collins, Inc.	1,616,879	91,111
Parker Hannifin Corp.	1,123,646	90,577
Cooper Industries, Inc. Class A	861,542	74,868
American Standard Cos., Inc.	1,672,778	71,695
Fluor Corp.	814,851	69,914
R.R. Donnelley & Sons Co.	2,026,780	66,316
Robert Half International, Inc.	1,609,511	62,143
Avery Dennison Corp.	1,036,571	60,619
* Monster Worldwide Inc.	1,186,571	59,162
Cintas Corp.	1,292,962	55,106
W.W. Grainger, Inc.	717,584	54,070
Goodrich Corp.	1,158,141	50,507
Cummins Inc.	435,966	45,820
Equifax, Inc.	1,214,567	45,230
American Power Conversion Corp.	1,613,064	37,278
Pall Corp.	1,172,423	36,568
Ryder System, Inc.	570,945	25,567
*^ Allied Waste Industries, Inc.	2,058,161	25,192
* Navistar International Corp.	580,912	16,022

		12,685,800

Information Technology (15.9%)
Microsoft Corp.	83,401,101	2,269,344
* Cisco Systems, Inc.	57,722,202	1,250,840
International Business Machines Corp.	14,709,010	1,213,052
Intel Corp.	55,211,068	1,068,334
Hewlett-Packard Co.	26,544,699	873,321
QUALCOMM Inc.	15,544,130	786,688
* Google Inc.	1,715,601	669,084
* Dell Inc.	22,087,493	657,324
Motorola, Inc.	23,458,607	537,437
* Apple Computer, Inc.	7,992,891	501,314
Texas Instruments, Inc.	15,018,975	487,666
* Oracle Corp.	35,364,897	484,145
* eBay Inc.	10,825,501	422,844
* Corning, Inc.	14,508,881	390,434
* Yahoo! Inc.	11,842,731	382,047
First Data Corp.	7,199,238	337,068
* EMC Corp.	22,305,685	304,026
Applied Materials, Inc.	14,889,776	260,720
Automatic Data Processing, Inc.	5,439,092	248,458
* Adobe Systems, Inc.	5,629,125	196,569
* Broadcom Corp.	4,133,902	178,419
* Sun Microsystems, Inc.	32,481,133	166,628
* Symantec Corp.	9,791,316	164,788
* Electronic Arts Inc.	2,851,024	156,008
* Agilent Technologies, Inc.	4,020,178	150,958
* Advanced Micro Devices, Inc.	4,513,055	149,653
* Xerox Corp.	8,740,310	132,853
Analog Devices, Inc.	3,436,227	131,573
Paychex, Inc.	3,134,912	130,600
Electronic Data Systems Corp.	4,828,663	129,553
* Lucent Technologies, Inc.	41,942,760	127,925
* Network Appliance, Inc.	3,511,424	126,517
CA, Inc.	4,282,067	116,515
Maxim Integrated Products, Inc.	3,008,748	111,775
Linear Technology Corp.	2,868,880	100,640
* Computer Sciences Corp.	1,750,210	97,224
* NVIDIA Corp.	1,606,432	91,984
KLA-Tencor Corp.	1,872,507	90,554
* Intuit, Inc.	1,660,635	88,329
National Semiconductor Corp.	3,167,235	88,176
* Freescale Semiconductor, Inc. Class B	3,132,488	86,989
* Micron Technology, Inc.	5,807,309	85,484
* Autodesk, Inc.	2,165,989	83,434
Xilinx, Inc.	3,235,546	82,377
* Fiserv, Inc.	1,731,398	73,671
* NCR Corp.	1,708,004	71,377
* Jabil Circuit, Inc.	1,638,450	70,224
*^ Altera Corp.	3,371,995	69,598
* Affiliated Computer Services, Inc. Class A	1,156,909	69,021
* Tellabs, Inc.	4,226,871	67,207
* JDS Uniphase Corp.	15,731,188	65,599
* Citrix Systems, Inc.	1,674,952	63,481
* VeriSign, Inc.	2,295,187	55,062
* Lexmark International, Inc.	1,016,245	46,117
* Comverse Technology, Inc.	1,895,704	44,606
Molex, Inc.	1,333,156	44,261
* Avaya Inc.	3,913,774	44,226
* BMC Software, Inc.	1,997,517	43,266
* LSI Logic Corp.	3,676,369	42,499
* Solectron Corp.	8,583,050	34,332
* Novellus Systems, Inc.	1,251,920	30,046
* QLogic Corp.	1,514,412	29,304
Sabre Holdings Corp.	1,237,461	29,117
* Teradyne, Inc.	1,859,330	28,838
* Ciena Corp.	5,466,088	28,478
* Compuware Corp.	3,592,819	28,132
* ADC Telecommunications, Inc.	1,099,118	28,126
* Novell, Inc.	3,655,282	28,073
Tektronix, Inc.	765,988	27,353
Symbol Technologies, Inc.	2,374,559	25,123
* Convergys Corp.	1,312,506	23,901
* Unisys Corp.	3,209,768	22,115
* PMC Sierra Inc.	1,743,696	21,430
* Sanmina-SCI Corp.	4,995,035	20,480
* Freescale Semiconductor, Inc. Class A	719,000	19,995
* Andrew Corp.	1,500,418	18,425
* Parametric Technology Corp.	1,046,011	17,081
* Applied Micro Circuits Corp.	2,767,591	11,264
* Gateway, Inc.	2,495,632	5,465
Molex, Inc. Class A	4,051	120

		17,557,084

Materials (3.0%)
Dow Chemical Co.	9,079,094	368,611
E.I. du Pont de Nemours & Co.	8,633,753	364,431
Alcoa Inc.	8,181,878	250,038
Newmont Mining Corp. (Holding Co.)	4,192,908	217,570
Monsanto Co.	2,528,094	214,256
Praxair, Inc.	3,029,248	167,063
Weyerhaeuser Co.	2,282,871	165,348
International Paper Co.	4,622,867	159,813
Phelps Dodge Corp.	1,910,024	153,814
Nucor Corp.	1,458,421	152,828
Air Products & Chemicals, Inc.	2,089,332	140,382
Freeport-McMoRan Copper & Gold, Inc. Class B	1,727,161	103,232
PPG Industries, Inc.	1,551,501	98,288
Vulcan Materials Co.	942,133	81,636
Rohm & Haas Co.	1,351,532	66,049
Ecolab, Inc.	1,710,931	65,358
United States Steel Corp.	1,021,275	61,971
Allegheny Technologies Inc.	811,360	49,639
Ashland, Inc.	668,686	47,530
MeadWestvaco Corp.	1,703,116	46,512
Temple-Inland Inc.	1,040,274	46,344
Engelhard Corp.	1,161,554	46,009
Sealed Air Corp.	763,872	44,205
Ball Corp.	978,736	42,898
Sigma-Aldrich Corp.	627,477	41,282
Eastman Chemical Co.	766,157	39,212
* Pactiv Corp.	1,344,609	32,997
Bemis Co., Inc.	988,365	31,213
Louisiana-Pacific Corp.	995,241	27,071
International Flavors & Fragrances, Inc.	740,956	25,430
* Hercules, Inc.	1,063,029	14,670
* Tronox Inc. Class B	220,295	3,742

		3,369,442

Telecommunication Services (3.3%)
AT&T Inc.	36,411,235	984,560
Verizon Communications Inc.	27,467,822	935,554
Sprint Nextel Corp.	27,847,640	719,583
BellSouth Corp.	16,872,341	584,627
Alltel Corp.	3,641,052	235,758
* Qwest Communications International Inc.	14,558,476	98,998
CenturyTel, Inc.	1,229,431	48,095
Citizens Communications Co.	3,082,789	40,909

		3,648,084

Utilities (3.2%)
Exelon Corp.	6,261,815	331,250
Duke Energy Corp.	8,710,935	253,924
Southern Co.	6,961,149	228,117
Dominion Resources, Inc.	3,261,014	225,108
TXU Corp.	4,342,983	194,392
FPL Group, Inc.	3,787,331	152,023
FirstEnergy Corp.	3,095,389	151,365
Public Service Enterprise Group, Inc.	2,352,668	150,665
Entergy Corp.	1,950,545	134,471
PG&E Corp.	3,240,729	126,064
Edison International	3,057,686	125,916
American Electric Power Co., Inc.	3,694,941	125,702
Sempra Energy	2,425,134	112,672
* AES Corp.	6,156,400	105,028
PPL Corp.	3,568,484	104,913
Progress Energy, Inc.	2,367,629	104,128
Consolidated Edison Inc.	2,303,298	100,193
Ameren Corp.	1,921,476	95,728
Constellation Energy Group, Inc.	1,674,717	91,624
Cinergy Corp.	1,871,586	84,989
Xcel Energy, Inc.	3,789,722	68,783
KeySpan Corp.	1,638,380	66,961
DTE Energy Co.	1,668,719	66,899
* Allegheny Energy, Inc.	1,531,354	51,836
NiSource, Inc.	2,558,672	51,736
Pinnacle West Capital Corp.	930,713	36,391
CenterPoint Energy Inc.	2,910,520	34,723
TECO Energy, Inc.	1,955,362	31,520
* CMS Energy Corp.	2,072,138	26,834
^ NICOR Inc.	416,122	16,462
* Dynegy, Inc.	2,837,119	13,618
^ Peoples Energy Corp.	361,058	12,868

		3,476,903

Total Common Stocks
(Cost $73,957,044)		110,267,232

Temporary Cash Investments (0.5%)

Money Market Fund (0.4%)

1 Vanguard Market Liquidity Fund, 4.715%	475,292,010	475,292

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	25,000	24,971

Total Temporary Cash Investments
(Cost $500,259)		500,263

Total Investments (100.5%)
(Cost $74,457,303)		110,767,495

Other Assets and Liabilities—Net (-0.5%)		(536,876)

Net Assets (100%)		110,230,619

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $24,971,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $74,457,303,000. Net unrealized appreciation of investment securities for tax purposes was $36,310,192,000, consisting of unrealized gains of $42,811,152,000 on securities that had risen in value since their purchase and $6,500,960,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	636	207,225	1,083

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Extended Market Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.3%)

Consumer Discretionary (15.3%)
* DIRECTV Group, Inc.	2,450,981	40,196
* Chico's FAS, Inc.	693,290	28,175
*^ Sirius Satellite Radio, Inc.	5,100,662	25,911
* EchoStar Communications Corp. Class A	827,446	24,716
* IAC/InterActiveCorp	722,174	21,282
* MGM Mirage, Inc.	458,122	19,740
Abercrombie & Fitch Co.	335,731	19,573
Michaels Stores, Inc.	512,286	19,252
*^ Liberty Global, Inc. Class A	916,601	18,763
* Williams-Sonoma, Inc.	442,284	18,753
* Cablevision Systems NY Group Class A	685,479	18,302
Royal Caribbean Cruises, Ltd.	434,386	18,253
* Liberty Global, Inc. Series C	900,486	17,785
Washington Post Co. Class B	22,402	17,401
Advance Auto Parts, Inc.	414,477	17,259
* Lamar Advertising Co. Class A	324,745	17,088
GTECH Holdings Corp.	484,417	16,494
* Mohawk Industries, Inc.	202,511	16,347
Ross Stores, Inc.	553,691	16,162
* Discovery Holding Co. Class A	1,073,694	16,105
* O'Reilly Automotive, Inc.	429,416	15,699
* Toll Brothers, Inc.	450,706	15,608
PETsMART, Inc.	537,928	15,137
American Eagle Outfitters, Inc.	504,035	15,050
ServiceMaster Co.	1,121,831	14,718
Station Casinos, Inc.	181,048	14,370
Foot Locker, Inc.	598,067	14,282
* Career Education Corp.	376,200	14,194
Polo Ralph Lauren Corp.	233,181	14,133
Brinker International, Inc.	328,385	13,874
Claire's Stores, Inc.	380,726	13,824
* NVR, Inc.	18,514	13,681
* XM Satellite Radio Holdings, Inc.	610,643	13,599
* Pixar, Inc.	207,620	13,317
* Getty Images, Inc.	175,921	13,173
BorgWarner, Inc.	219,133	13,157
* CarMax, Inc.	401,643	13,126
*^ Wynn Resorts Ltd.	163,941	12,599
Warner Music Group Corp.	569,312	12,348
Ryland Group, Inc.	176,420	12,244
* The Cheesecake Factory Inc.	302,173	11,316
* Dollar Tree Stores, Inc.	407,542	11,277
Outback Steakhouse, Inc.	251,759	11,077
* Expedia, Inc.	538,463	10,915
* R.H. Donnelley Corp.	185,849	10,822
* Penn National Gaming, Inc.	255,818	10,790
* Education Management Corp.	257,258	10,702
* Urban Outfitters, Inc.	423,971	10,404
Beazer Homes USA, Inc.	157,661	10,358
Gentex Corp.	592,185	10,340
* Saks Inc.	532,616	10,279
* AnnTaylor Stores Corp.	278,660	10,252
* Laureate Education Inc.	190,662	10,178
* Scientific Games Corp.	285,463	10,028
Weight Watchers International, Inc.	190,625	9,798
SCP Pool Corp.	201,676	9,461
Barnes & Noble, Inc.	201,691	9,328
* ITT Educational Services, Inc.	143,637	9,200
* Panera Bread Co.	119,937	9,017
Service Corp. International	1,142,472	8,911
Standard Pacific Corp.	262,893	8,838
Polaris Industries, Inc.	159,168	8,684
* Jarden Corp.	263,561	8,658
* Tractor Supply Co.	128,116	8,499
Boyd Gaming Corp.	168,309	8,405
MDC Holdings, Inc.	124,763	8,023
CBRL Group, Inc.	181,454	7,968
* Sonic Corp.	222,695	7,823
* GameStop Corp. Class A	162,060	7,639
Men's Wearhouse, Inc.	202,556	7,280
* Timberland Co.	210,655	7,211
Thor Industries, Inc.	134,162	7,159
Ruby Tuesday, Inc.	223,046	7,155
Belo Corp. Class A	355,989	7,077
Applebee's International, Inc.	287,549	7,059
International Speedway Corp.	135,259	6,885
* Rent-A-Center, Inc.	266,691	6,825
Borders Group, Inc.	255,978	6,461
John Wiley & Sons Class A	169,738	6,425
* Pacific Sunwear of California, Inc.	284,261	6,299
* Aeropostale, Inc.	208,408	6,286
* Quiksilver, Inc.	453,072	6,280
Choice Hotel International, Inc.	135,178	6,188
* Gaylord Entertainment Co.	134,360	6,097
* Hovnanian Enterprises Inc. Class A	138,157	6,069
* Payless ShoeSource, Inc.	262,952	6,019
* Charming Shoppes, Inc.	404,765	6,019
Regis Corp.	174,161	6,005
Harte-Hanks, Inc.	219,257	5,997
* Jack in the Box Inc.	134,172	5,836
Lee Enterprises, Inc.	175,216	5,833
* Aztar Corp.	137,713	5,783
Reader's Digest Association, Inc.	372,417	5,493
Phillips-Van Heusen Corp.	141,369	5,402
* Las Vegas Sands Corp.	95,160	5,392
* Valassis Communications, Inc.	182,611	5,363
American Greetings Corp. Class A	247,717	5,356
* Select Comfort Corp.	134,921	5,336
Ethan Allen Interiors, Inc.	126,557	5,318
* Zale Corp.	183,978	5,157
* Live Nation	259,658	5,152
* DeVry, Inc.	224,730	5,117
* Dick's Sporting Goods, Inc.	128,866	5,112
* Pinnacle Entertainment, Inc.	180,132	5,074
^ The McClatchy Co. Class A	103,167	5,040
* P.F. Chang's China Bistro, Inc.	101,673	5,011
* Sotheby's Holdings Class A	172,377	5,006
* Marvel Entertainment, Inc.	243,722	4,904
* Coldwater Creek Inc.	175,988	4,892
* Corinthian Colleges, Inc.	337,553	4,861
* Meritage Corp.	88,085	4,841
Wolverine World Wide, Inc.	218,203	4,829
* Guitar Center, Inc.	100,682	4,803
Strayer Education, Inc.	46,831	4,789
Furniture Brands International Inc.	195,236	4,785
*^ Shuffle Master, Inc.	133,255	4,763
* The Children's Place Retail Stores, Inc.	82,234	4,761
Matthews International Corp.	122,931	4,703
Aaron Rents, Inc. Class B	170,410	4,630
* Texas Roadhouse, Inc.	269,104	4,599
^ Lear Corp.	258,041	4,575
The Yankee Candle Co., Inc.	167,095	4,573
* Hibbett Sporting Goods, Inc.	137,911	4,550
* Rare Hospitality International Inc.	129,119	4,497
* CEC Entertainment Inc.	131,815	4,432
*^ Nutri/System Inc.	92,743	4,407
* Too Inc.	127,733	4,388
* Champion Enterprises, Inc.	292,396	4,374
Jackson Hewitt Tax Service Inc.	137,523	4,343
Callaway Golf Co.	252,285	4,339
Media General, Inc. Class A	92,432	4,309
* The Dress Barn, Inc.	89,049	4,270
Tupperware Corp.	205,096	4,223
* WCI Communities, Inc.	151,559	4,216
* PETCO Animal Supplies, Inc.	177,852	4,192
*^ Netflix.com, Inc.	141,884	4,113
Bob Evans Farms, Inc.	137,835	4,095
* Bright Horizons Family Solutions, Inc.	105,364	4,081
* Insight Enterprises, Inc.	184,380	4,058
Arbitron Inc.	119,491	4,041
ArvinMeritor, Inc.	270,444	4,032
Building Materials Holding Corp.	111,140	3,961
* TRW Automotive Holdings Corp.	167,056	3,892
Pier 1 Imports Inc.	333,502	3,872
ADVO, Inc.	120,989	3,872
Group 1 Automotive, Inc.	81,320	3,866
Winnebago Industries, Inc.	125,973	3,822
Modine Manufacturing Co.	129,413	3,818
* The Warnaco Group, Inc.	155,857	3,741
Brown Shoe Co., Inc.	70,837	3,718
Entercom Communications Corp.	132,942	3,712
* Scholastic Corp.	138,038	3,694
* LKQ Corp.	177,058	3,685
* Tenneco Automotive, Inc.	169,599	3,679
Catalina Marketing Corp.	150,935	3,487
IHOP Corp.	72,405	3,471
* Fossil, Inc.	185,536	3,447
* Genesco, Inc.	88,321	3,435
^ Regal Entertainment Group Class A	180,918	3,403
^ La-Z-Boy Inc.	198,822	3,380
Interactive Data Corp.	143,578	3,374
* Bally Technologies Inc.	196,039	3,331
United Auto Group, Inc.	76,798	3,302
* The Sports Authority, Inc.	88,398	3,262
* DreamWorks Animation SKG, Inc.	122,585	3,242
*^ Six Flags, Inc.	317,882	3,236
Christopher & Banks Corp.	139,078	3,228
CKE Restaurants Inc.	184,850	3,216
* The Gymboree Corp.	121,900	3,174
Sonic Automotive, Inc.	114,251	3,172
The Pep Boys (Manny, Moe & Jack)	208,174	3,145
Kellwood Co.	99,189	3,114
* Papa John's International, Inc.	93,307	3,061
* RCN Corp.	117,848	3,052
* Columbia Sportswear Co.	57,019	3,041
Stage Stores, Inc.	102,175	3,040
K-Swiss, Inc.	100,658	3,034
Burlington Coat Factory Warehouse Corp.	65,944	2,997
Domino's Pizza, Inc.	104,933	2,996
^ Brookfield Homes Corp.	57,389	2,976
* Interface, Inc.	213,724	2,952
* Gemstar-TV Guide International, Inc.	955,025	2,951
* Earle M. Jorgensen Co.	191,776	2,905
Oxford Industries, Inc.	56,262	2,877
Triarc Cos., Inc. Class B	162,997	2,849
* Clear Channel Outdoor Holdings, Inc. Class A	121,339	2,845
* JAKKS Pacific, Inc.	104,371	2,791
Cato Corp. Class A	116,507	2,780
Westwood One, Inc.	249,172	2,751
Finish Line, Inc.	165,491	2,722
* Fleetwood Enterprises, Inc.	242,662	2,711
* Guess ?, Inc.	68,318	2,672
* Universal Technical Institute Inc.	88,270	2,657
* Keystone Automotive Industries, Inc.	61,846	2,611
* Jos. A. Bank Clothiers, Inc.	54,017	2,590
* Red Robin Gourmet Burgers	54,088	2,553
* Hot Topic, Inc.	174,315	2,528
Landry's Restaurants, Inc.	71,351	2,521
* Alderwoods Group, Inc.	139,736	2,501
Lithia Motors, Inc.	72,079	2,501
* 99 Cents Only Stores	182,334	2,472
Ameristar Casinos, Inc.	95,647	2,467
* GameStop Corp. Class B	56,866	2,463
* WMS Industries, Inc.	81,712	2,460
* priceline.com, Inc.	97,136	2,413
Speedway Motorsports, Inc.	62,880	2,403
* Ryan's Restaurant Group, Inc.	164,121	2,380
Talbots Inc.	88,067	2,366
* The Pantry, Inc.	37,428	2,335
*^ Under Armour, Inc.	71,351	2,312
* RC2 Corp.	57,626	2,294
Hearst-Argyle Television Inc.	97,621	2,280
* Source Interlink Cos., Inc.	197,348	2,250
*^ Blue Nile Inc.	63,664	2,240
* Vail Resorts Inc.	58,433	2,233
* California Pizza Kitchen, Inc.	68,634	2,227
* Stamps.com Inc.	62,611	2,208
* Visteon Corp.	472,002	2,171
* Prestige Brands Holdings Inc.	178,239	2,169
* Carter's, Inc.	32,007	2,160
* Emmis Communications, Inc.	134,353	2,150
M/I Homes, Inc.	44,786	2,105
Blyth, Inc.	100,017	2,102
^ Nautilus Inc.	140,200	2,096
* ProQuest Co.	95,685	2,047
Citadel Broadcasting Corp.	184,144	2,042
* Isle of Capri Casinos, Inc.	60,832	2,024
Hollinger International, Inc.	240,717	2,017
American Axle & Manufacturing Holdings, Inc.	117,712	2,016
* J. Jill Group, Inc.	84,245	2,014
* Drew Industries, Inc.	56,442	2,007
* Entravision Communications Corp.	218,519	2,002
Steven Madden, Ltd.	56,293	1,998
Ambassadors Group, Inc.	78,486	1,994
* Steak n Shake Co.	93,720	1,977
Fred's, Inc.	146,211	1,939
Bandag, Inc.	46,233	1,936
The Stride Rite Corp.	133,358	1,931
Stewart Enterprises, Inc. Class A	329,332	1,880
*^ Build-A-Bear-Workshop, Inc.	61,139	1,874
* MarineMax, Inc.	55,624	1,865
* K2 Inc.	148,494	1,864
*^ Krispy Kreme Doughnuts, Inc.	200,569	1,801
* Vertrue Inc.	42,666	1,783
Stein Mart, Inc.	101,174	1,762
Tuesday Morning Corp.	76,139	1,758
*^ Avatar Holding, Inc.	28,608	1,745
Lone Star Steakhouse & Saloon, Inc.	60,326	1,714
* CSK Auto Corp.	122,668	1,701
^ Oakley, Inc.	97,912	1,666
Bon-Ton Stores, Inc.	51,006	1,650
^ Pre-Paid Legal Services, Inc.	44,993	1,596
*^ Mikohn Gaming Corp.	165,559	1,584
Journal Register Co.	130,062	1,584
* GSI Commerce, Inc.	91,077	1,548
Journal Communications, Inc.	124,685	1,546
*^ Tempur-Pedic International Inc.	109,236	1,546
*^ TiVo Inc.	213,513	1,544
Russell Corp.	110,305	1,522
*^ Overstock.com, Inc.	50,981	1,520
* Charlotte Russe Holding Inc.	70,711	1,513
* William Lyon Homes, Inc.	15,757	1,508
* Aftermarket Technology Corp.	65,972	1,492
* Cost Plus, Inc.	86,678	1,482
* Benihana Inc. Class A	47,831	1,479
* Iconix Brand Group Inc.	100,724	1,466
* Mediacom Communications Corp.	254,834	1,465
*^ Deckers Outdoor Corp.	36,135	1,465
The Buckle, Inc.	34,987	1,433
* Life Time Fitness, Inc.	30,569	1,432
Kimball International, Inc. Class B	95,014	1,429
* Cox Radio, Inc.	106,368	1,427
* Sunterra Corp.	97,949	1,399
Technical Olympic USA, Inc.	68,084	1,385
^ Superior Industries International, Inc.	71,477	1,384
Monro Muffler Brake, Inc.	37,197	1,381
* Trump Entertainment Resorts, Inc.	73,979	1,370
Churchill Downs, Inc.	35,735	1,369
*^ Leapfrog Enterprises, Inc.	128,491	1,365
* Educate, Inc.	160,095	1,364
Sauer-Danfoss, Inc.	59,421	1,364
World Wrestling Entertainment, Inc.	80,462	1,360
* Morningstar, Inc.	30,365	1,359
* Midas Inc.	61,255	1,340
The Marcus Corp.	66,495	1,327
* BJ's Restaurants Inc.	48,985	1,323
* Cosi, Inc.	119,391	1,312
* Monarch Casino & Resort, Inc.	45,948	1,304
* ValueVision Media, Inc.	100,655	1,286
* Asbury Automotive Group, Inc.	65,128	1,284
Levitt Corp. Class A	58,215	1,283
* Skechers U.S.A., Inc.	51,099	1,274
Cherokee Inc.	30,797	1,240
* O'Charley's Inc.	66,389	1,226
* Denny's Corp.	257,123	1,224
* PetMed Express, Inc.	68,073	1,210
*^ Escala Group, Inc.	46,028	1,205
Big 5 Sporting Goods Corp.	61,285	1,200
Movado Group, Inc.	51,372	1,186
*^ True Religion Apparel, Inc.	63,965	1,181
*^ Palm Harbor Homes, Inc.	54,770	1,174
Courier Corp.	26,457	1,173
* Luby's, Inc.	93,739	1,171
* Chipotle Mexican Grill, Inc.	21,100	1,169
Kenneth Cole Productions, Inc.	41,626	1,153
* Charter Communications, Inc.	1,055,479	1,150
* Buffalo Wild Wings Inc.	27,664	1,150
AFC Enterprises, Inc.	82,005	1,140
* DSW Inc. Class A	36,228	1,135
* CKX, Inc.	86,700	1,133
*^ Retail Ventures, Inc.	77,174	1,131
Arctic Cat, Inc.	46,497	1,119
Stanley Furniture Co., Inc.	38,217	1,118
Monaco Coach Corp.	83,361	1,117
* Bluegreen Corp.	84,458	1,117
*^ Multimedia Games Inc.	73,830	1,099
* A.C. Moore Arts & Crafts, Inc.	59,539	1,096
* Cavco Industries, Inc.	22,478	1,092
Dover Downs Gaming & Entertainment, Inc.	49,455	1,076
* Steinway Musical Instruments Inc.	33,362	1,075
*^ Cabela's Inc.	52,094	1,069
National Presto Industries, Inc.	21,707	1,067
Thomas Nelson, Inc.	35,756	1,046
* Tarragon Realty Investors Inc. REIT	52,319	1,041
* Cumulus Media Inc.	91,332	1,028
* Great Wolf Resorts, Inc.	87,581	1,015
* 1-800-FLOWERS.COM, Inc.	142,951	1,015
* PRIMEDIA Inc.	484,767	1,003
* Tweeter Home Entertainment Group, Inc.	127,543	1,000
* Lin TV Corp.	110,760	997
*^ Martha Stewart Living Omnimedia, Inc.	58,618	988
Marine Products Corp.	89,418	983
Sinclair Broadcast Group, Inc.	118,346	965
* The Sportsman's Guide Inc.	36,247	960
Skyline Corp.	23,087	955
Bassett Furniture Industries, Inc.	47,849	955
* MTR Gaming Group Inc.	91,438	942
* Cache, Inc.	50,441	925
Deb Shops, Inc.	31,104	924
*^ America's Car-Mart, Inc.	42,864	922
* INVESTools Inc.	112,246	920
Haverty Furniture Cos., Inc.	63,879	917
^ Carmike Cinemas, Inc.	37,747	911
Orleans Homebuilders, Inc.	44,904	910
Lifetime Brands, Inc.	32,154	906
bebe stores, inc	48,966	902
* Audiovox Corp.	75,384	900
* Shiloh Industries, Inc.	46,504	895
* Blount International, Inc.	54,768	882
* Jo-Ann Stores, Inc.	65,455	881
CPI Corp.	43,142	880
* Mothers Work, Inc.	36,620	880
* 4Kids Entertainment Inc.	50,419	867
* McCormick & Schmick's Seafood Restaurants, Inc.	33,573	855
*^ The Wet Seal, Inc. Class A	128,334	853
* Radio One, Inc.	112,893	844
Blair Corp.	20,198	836
* Checkers Drive-In Restaurants, Inc.	56,372	836
* New York & Co., Inc.	55,613	831
Triarc Cos., Inc. Class A	45,566	831
Books-a-Million Inc.	72,004	829
*^ Forward Industries, Inc.	77,363	828
Russ Berrie and Co., Inc.	54,382	827
* Rent-Way, Inc.	114,222	824
* Morgans Hotel Group	46,300	818
* Casual Male Retail Group, Inc.	83,826	816
* Lodgian, Inc.	58,600	814
* Famous Dave's of America, Inc.	62,204	812
Handleman Co.	84,490	811
Knape & Vogt Manufacturing Co.	43,282	802
* Harris Interactive Inc.	142,380	800
* Citi Trends Inc.	19,898	791
Dover Motorsports, Inc.	143,219	786
UniFirst Corp.	23,043	765
*^ Bally Total Fitness Holding Corp.	81,647	765
* Universal Electronics, Inc.	42,958	760
* Rentrak Corp.	74,054	756
*^ Crown Media Holdings, Inc.	118,837	753
Noble International, Ltd.	44,463	753
^ Charles & Colvard Ltd.	69,230	750
*^ Audible, Inc.	71,275	749
* Perry Ellis International Corp.	32,672	739
*^ Nitches Inc.	95,773	736
* West Marine, Inc.	48,185	723
*^ Conn's, Inc.	20,988	717
^ Blockbuster Inc. Class A	179,830	714
* Lenox Group, Inc.	54,468	714
* Hampshire Group, Ltd.	34,747	710
* Shoe Carnival, Inc.	28,391	709
* Applica Inc.	217,224	708
* Playboy Enterprises, Inc. Class B	49,704	706
Beasley Broadcast Group, Inc.	57,990	703
Delta Apparel, Inc.	39,246	696
* Hollywood Media Corp.	140,824	683
* Gaiam, Inc.	42,027	677
Spartan Motors, Inc.	58,373	671
*^ Sharper Image Corp.	51,441	659
*^ drugstore.com, Inc.	212,657	657
* E. Gottschalk & Co., Inc.	71,591	656
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	180,875	648
Coachmen Industries, Inc.	56,788	646
* Restoration Hardware, Inc.	112,768	642
Gray Television, Inc.	75,777	637
* Regent Communications, Inc.	136,187	628
* National R. V. Holdings, Inc.	97,245	622
CSS Industries, Inc.	18,948	620
* Maidenform Brands, Inc.	56,000	617
Sturm, Ruger & Co., Inc.	77,212	616
*^ Empire Resorts Inc.	118,835	613
* FTD Group, Inc.	63,129	612
* E Com Ventures, Inc.	33,238	607
* 1-800 Contacts, Inc.	45,077	606
* Hartmarx Corp.	68,009	606
* Fisher Communications, Inc.	13,531	606
* Unifi, Inc.	180,667	603
Gaming Partners International	37,991	601
* Franklin Covey Co.	76,611	601
* Nobel Learning Communities, Inc.	62,051	594
* Rocky Shoes & Boots, Inc.	22,351	590
* Spanish Broadcasting System, Inc.	105,585	584
* Tandy Leather Factory, Inc.	84,405	582
Escalade, Inc.	51,888	575
* LodgeNet Entertainment Corp.	36,840	574
* Rockford Corp.	148,928	570
* Trans World Entertainment Corp.	101,857	567
* California Coastal Communities, Inc.	15,248	566
* Salem Communications Corp.	36,712	551
* Kirkland's, Inc.	76,047	537
* Strattec Security Corp.	14,393	537
* Jameson Inns, Inc. REIT	211,086	517
* GenTek, Inc.	24,822	516
Nobility Homes, Inc.	20,807	515
* Meade Instruments Corp.	182,128	512
* Directed Electronics Inc.	30,367	509
* Nexstar Broadcasting Group, Inc.	97,079	505
* Proliance International Inc.	92,214	503
* Celebrate Express, Inc.	39,796	501
* Liberty Homes, Inc. Class A	83,500	501
* Zumiez Inc.	8,143	498
* Wilsons The Leather Experts Inc.	127,433	497
*^ RedEnvelope, Inc.	49,174	497
Frisch's Restaurants, Inc.	23,901	495
Traffix, Inc.	85,553	493
* Virco Manufacturing Corp.	93,198	489
* The Smith & Wollensky Restaurant Group, Inc.	84,420	485
* Rubio's Restaurants, Inc.	50,680	480
Syms Corp.	31,990	480
Cutter & Buck Inc.	39,759	478
* Saga Communications, Inc.	49,432	478
* PC Mall, Inc.	73,920	472
*^ Image Entertainment, Inc.	123,024	455
* Ruth's Chris Steak House	19,000	452
* Buca, Inc.	89,193	452
* Outdoor Channel Holdings Inc.	43,165	440
* Systemax Inc.	60,419	436
* United Retail Group, Inc.	23,208	435
* Interstate Hotels & Resorts, Inc.	80,881	433
* Impco Technologies Inc.	65,943	430
*^ Syntax-Brillian Corp.	94,461	418
* Reading International Inc. Class A	51,068	414
* R&B, Inc.	40,346	414
* Young Broadcasting Inc.	121,312	412
* Franklin Electronic Publishers, Inc.	107,261	403
* Riviera Holdings Corp.	23,800	401
Flexsteel Industries, Inc.	29,007	400
*^ Design Within Reach Inc.	67,596	385
Craftmade International, Inc.	19,943	369
*^ Navarre Corp.	83,707	359
* Youbet.com, Inc.	65,141	356
Libbey, Inc.	49,962	354
* Fairchild Corp.	132,652	345
*^ WPT Enterprises Inc.	46,827	345
* Smith & Wesson Holding Corp.	56,598	342
* Core-Mark Holding Co., Inc.	8,900	341
* Friendly Ice Cream Corp.	42,415	322
* The Dixie Group, Inc.	21,140	316
ARK Restaurants Corp.	10,403	312
* Collectors Universe, Inc.	21,893	306
* Alloy, Inc.	22,775	305
*^ Comstock Homebuilding Cos., Inc.	27,708	305
* Bombay Co.	91,474	302
* Volcom, Inc.	8,400	298
* Culp, Inc.	59,928	291
* Playboy Enterprises Inc. Class A	22,850	289
* Navigant International, Inc.	21,785	268
Standard Motor Products, Inc.	29,204	259
^ Movie Gallery, Inc.	85,640	259
Hancock Fabrics, Inc.	70,388	256
Cadmus Communications Corp.	13,669	251
*^ WorldSpace, Inc. Class-A	32,568	246
* The Princeton Review, Inc.	40,078	242
* Stoneridge, Inc.	44,216	241
* Shoe Pavilion, Inc.	26,799	238
* Pomeroy IT Solutions, Inc.	26,228	219
*^ Quaker Fabric Corp.	158,019	213
* Insignia Systems, Inc.	207,749	212
* Emerson Radio Corp.	56,551	211
* Bluefly, Inc.	189,178	210
Hallwood Group Inc.	1,400	203
Xerium Technologies Inc.	21,581	203
*^ Gander Mountain Co.	21,005	198
* Hayes Lemmerz International, Inc.	71,690	196
* Knology, Inc.	28,000	191
* SPEEDUS Corp.	146,528	190
*^ Home Solutions of America	26,200	177
*^ Salton, Inc.	64,141	176
* Concord Camera Corp.	158,420	176
Weyco Group, Inc.	7,754	174
* NTN Communications, Inc.	120,422	173
*^ Innovo Group Inc.	232,301	171
* Digital Generation Systems	236,886	166
* Ashworth, Inc.	16,410	163
* Big Dog Holdings, Inc.	13,785	161
* EVCI Career Colleges Holding Corp.	107,751	159
* CoActive Marketing Group, Inc.	73,899	157
* Mestek, Inc.	11,954	150
Aldila, Inc.	4,500	149
* Cavalier Homes, Inc.	21,100	148
* Paxson Communications Corp.	154,317	145
*^ iRobot Corp.	4,900	136
* REX Stores Corp.	8,908	134
^ Fedders Corp.	87,807	133
*^ Dominion Homes, Inc.	13,423	132
* Bakers Footwear Group Inc.	6,096	132
* Johnson Outdoors Inc.	7,174	128
* Enesco Group, Inc.	62,495	127
J. Alexander's Corp.	15,300	124
* Max & Erma's Restaurant, Inc.	11,205	113
* Concorde Career College	6,800	112
* Acme Communications, Inc.	27,060	112
* Zapata Corp.	18,072	110
* Exide Technologies	37,459	107
Hooker Furniture Corp.	4,521	85
ILX Resorts Inc.	8,000	81
* Finlay Enterprises, Inc.	7,446	76
* Dura Automotive Systems, Inc.	30,296	73
* Triple Crown Media, Inc.	12,303	73
* Diedrich Coffee, Inc.	13,550	63
Superior Uniform Group, Inc.	5,399	59
Aaron Rents, Inc.	2,025	50
Bowl America, Inc. Class A	3,276	48
McRae Industries, Inc.	3,280	37
* Amerigon Inc.	3,800	30
* AMS Health Sciences, Inc.	41,000	26
* ACT Teleconferencing, Inc.	149,516	25
Bandag, Inc. Class A	600	21
* MediaBay Inc.	13,852	15
* SPAR Group, Inc.	5,200	7
* Bush Industries, Inc. (Escrow)	55,432	3
* Singing Machine Co., Inc.	6,000	2
*^ Gadzooks, Inc.	92,160	1
* Featherlite Manufacturing, Inc.	200	1
* Radio One, Inc. Class D	126	1

		1,844,046

Consumer Staples (2.4%)
Kraft Foods Inc.	1,030,707	31,241
Bunge Ltd.	427,424	23,812
* Energizer Holdings, Inc.	246,040	13,040
* Smithfield Foods, Inc.	379,005	11,120
Hormel Foods Corp.	280,019	9,465
Church & Dwight, Inc.	247,092	9,123
J.M. Smucker Co.	223,011	8,854
Corn Products International, Inc.	283,413	8,381
* BJ's Wholesale Club, Inc.	259,096	8,164
Del Monte Foods Co.	665,155	7,889
* Hansen Natural Corp.	49,143	6,194
Flowers Foods, Inc.	200,996	5,970
PepsiAmericas, Inc.	234,035	5,722
*^ Rite Aid Corp.	1,411,949	5,648
* United Natural Foods, Inc.	160,953	5,629
* NBTY, Inc.	214,274	4,825
Longs Drug Stores, Inc.	102,530	4,745
Casey's General Stores, Inc.	193,183	4,418
* Performance Food Group Co.	140,982	4,397
* Ralcorp Holdings, Inc.	111,716	4,251
Delta & Pine Land Co.	137,465	4,146
Lancaster Colony Corp.	96,680	4,061
* Hain Celestial Group, Inc.	146,325	3,832
* Central Garden and Pet Co.	69,546	3,696
Universal Corp. (VA)	98,799	3,633
Nu Skin Enterprises, Inc.	199,815	3,503
* TreeHouse Foods Inc.	121,821	3,234
Ruddick Corp.	132,882	3,230
*^ Spectrum Brands Inc.	144,409	3,137
Tootsie Roll Industries, Inc.	101,260	2,964
Chiquita Brands International, Inc.	161,522	2,709
Lance, Inc.	115,804	2,606
* The Great Atlantic & Pacific Tea Co., Inc.	74,529	2,603
Weis Markets, Inc.	58,330	2,600
* Gold Kist Inc.	197,920	2,502
* Playtex Products, Inc.	237,210	2,484
Andersons, Inc.	31,243	2,444
* Chattem, Inc.	58,834	2,215
Seaboard Corp.	1,358	2,165
* Pathmark Stores, Inc.	198,932	2,081
J & J Snack Foods Corp.	61,447	2,064
* Wild Oats Markets Inc.	92,721	1,885
WD-40 Co.	61,092	1,885
* Revlon, Inc. Class A	594,950	1,880
* Elizabeth Arden, Inc.	76,765	1,790
*^ USANA Health Sciences, Inc.	42,596	1,777
^ Vector Group Ltd.	84,643	1,613
* Peet's Coffee & Tea Inc.	51,970	1,559
Pilgrim's Pride Corp.	68,324	1,481
* Herbalife Ltd.	43,435	1,467
Nash-Finch Co.	41,139	1,230
Alliance One International, Inc.	242,167	1,177
* Smart & Final Inc.	67,577	1,108
Sanderson Farms, Inc.	49,349	1,105
The Topps Co., Inc.	122,449	1,074
National Beverage Corp.	91,865	1,063
* Boston Beer Co., Inc. Class A	40,541	1,054
* Green Mountain Coffee Roasters, Inc.	24,674	980
* Darling International, Inc.	200,943	940
MGP Ingredients, Inc.	56,735	919
Farmer Brothers, Inc.	40,000	892
Ingles Markets, Inc.	49,484	882
^ Mannatech, Inc.	49,720	864
Alico, Inc.	18,218	828
* PriceSmart, Inc.	103,660	826
Inter Parfums, Inc.	40,883	815
Coca-Cola Bottling Co.	17,630	811
Imperial Sugar Co.	26,309	802
Nature's Sunshine Inc.	61,733	772
*^ John B. Sanfilippo & Son, Inc.	47,429	751
Spartan Stores, Inc.	57,280	730
Reddy Ice Holdings, Inc.	32,700	726
Diamond Foods, Inc.	39,423	677
*^ Carrington Labs Inc.	104,527	625
* Monterey Pasta Co.	132,642	584
United Guardian, Inc.	59,254	581
*^ Parlux Fragrances, Inc.	16,985	548
Arden Group Inc. Class A	5,293	492
*^ Star Scientific, Inc.	153,686	481
*^ Lifeway Foods, Inc.	38,942	477
Premium Standard Farms Inc.	25,459	447
^ American Italian Pasta Co.	69,028	432
* Natural Alternatives International, Inc.	52,837	430
* Maui Land & Pineapple Co., Inc.	11,377	429
*^ Medifast, Inc.	35,009	323
Reliv International, Inc.	24,785	307
* Omega Protein Corp.	49,446	282
Cal-Maine Foods, Inc.	35,029	255
* Natrol, Inc.	114,258	240
* Katy Industries, Inc.	66,122	237
Rocky Mountain Chocolate Factory, Inc.	13,754	217
Golden Enterprises Inc.	63,162	188
* Jones Soda Co.	22,700	187
*^ Integrated Biopharma, Inc.	22,551	180
* Schiff Nutrition International, Inc.	23,007	138
* IGI, Inc.	72,000	122
* Cusine Solutions, Inc.	8,600	80
Calavo Growers, Inc.	7,183	75
* Vermont Pure Holdings, Ltd.	600	1
* Dean Foods Co.	22	1

		289,519

Energy (8.0%)
Peabody Energy Corp.	1,013,614	51,096
GlobalSantaFe Corp.	741,297	45,034
* Ultra Petroleum Corp.	592,067	36,892
ENSCO International, Inc.	588,026	30,254
Smith International, Inc.	769,984	29,999
Noble Energy, Inc.	674,423	29,621
CONSOL Energy, Inc.	354,118	26,261
Pioneer Natural Resources Co.	493,074	21,819
* Grant Prideco, Inc.	500,418	21,438
Patterson-UTI Energy, Inc.	661,944	21,156
Arch Coal, Inc.	272,839	20,719
* Southwestern Energy Co.	641,985	20,665
* Newfield Exploration Co.	492,418	20,632
* Cooper Cameron Corp.	444,183	19,580
* Pride International, Inc.	620,344	19,342
Tesoro Petroleum Corp.	263,753	18,025
Diamond Offshore Drilling, Inc.	192,866	17,261
* Denbury Resources, Inc.	442,006	13,998
Helmerich & Payne, Inc.	200,107	13,971
Cimarex Energy Co.	317,441	13,732
* FMC Technologies Inc.	262,626	13,452
Tidewater Inc.	231,760	12,800
Frontier Oil Corp.	215,376	12,783
Range Resources Corp.	440,580	12,032
* Plains Exploration & Production Co.	300,468	11,610
Pogo Producing Co.	229,525	11,534
* Helix Energy Solutions Group	297,833	11,288
Western Gas Resources, Inc.	222,252	10,724
Massey Energy Co.	294,745	10,631
*^ Quicksilver Resources, Inc.	257,367	9,950
* Unit Corp.	177,291	9,884
TODCO Class A	235,683	9,288
Cabot Oil & Gas Corp.	186,198	8,924
St. Mary Land & Exploration Co.	216,758	8,850
* Maverick Tube Corp.	165,123	8,750
*^ Cheniere Energy, Inc.	207,517	8,419
* Forest Oil Corp.	209,609	7,793
* Mariner Energy Inc.	329,513	6,758
* Hanover Compressor Co.	351,863	6,552
* Lone Star Technologies, Inc.	117,424	6,506
* SEACOR Holdings Inc.	79,599	6,304
* TETRA Technologies, Inc.	132,891	6,251
* Veritas DGC Inc.	136,236	6,184
* Hydrill Co.	75,419	5,879
* Oceaneering International, Inc.	102,410	5,868
* Whiting Petroleum Corp.	141,173	5,787
* Grey Wolf, Inc.	739,024	5,498
Overseas Shipholding Group Inc.	113,846	5,457
* Atwood Oceanics, Inc.	51,571	5,209
Holly Corp.	70,202	5,203
Penn Virginia Corp.	71,484	5,075
* W-H Energy Services, Inc.	112,982	5,027
* KCS Energy, Inc.	192,644	5,009
Berry Petroleum Class A	72,774	4,981
* Comstock Resources, Inc.	162,270	4,818
* Superior Energy Services, Inc.	177,978	4,768
* Global Industries Ltd.	321,582	4,660
* Stone Energy Corp.	104,395	4,607
* Houston Exploration Co.	85,083	4,484
CARBO Ceramics Inc.	76,531	4,355
Foundation Coal Holdings, Inc.	104,604	4,303
World Fuel Services Corp.	105,429	4,264
* Oil States International, Inc.	112,846	4,158
* International Coal Group, Inc.	426,317	4,152
* Swift Energy Co.	110,372	4,135
* KFX, Inc.	226,660	4,125
USEC Inc.	332,355	4,005
General Maritime Corp.	118,928	3,965
* NS Group Inc.	86,139	3,965
* Encore Acquisition Co.	126,519	3,922
* Remington Oil & Gas Corp.	90,480	3,911
* Parker Drilling Co.	414,620	3,844
* Atlas America, Inc.	76,504	3,658
* Universal Compression Holdings, Inc.	68,899	3,491
* Giant Industries, Inc.	48,933	3,403
* Petrohawk Energy Corp.	234,192	3,208
* Alpha Natural Resources, Inc.	137,290	3,177
Lufkin Industries, Inc.	56,272	3,120
* Bois d'Arc Energy, Inc.	179,725	2,992
* Hornbeck Offshore Services, Inc.	80,142	2,891
* CXG Gas Corp.	109,100	2,837
* Petroleum Development Corp.	62,394	2,830
* Newpark Resources, Inc.	341,727	2,802
* Bristow Group, Inc.	90,105	2,784
* ATP Oil & Gas Corp.	63,107	2,771
* Dril-Quip, Inc.	38,218	2,708
W&T Offshore, Inc.	63,007	2,540
*^ Input/Output, Inc.	253,348	2,460
* Energy Partners, Ltd.	100,517	2,370
* Parallel Petroleum Corp.	123,608	2,281
* Bill Barrett Corp.	65,208	2,125
*^ James River Coal Co.	59,804	2,032
* Warren Resources Inc.	127,304	1,897
RPC Inc.	82,427	1,883
*^ Gasco Energy Inc.	328,700	1,841
* Dresser Rand Group, Inc.	71,420	1,775
OMI Corp.	97,363	1,754
*^ Delta Petroleum Corp.	82,222	1,728
* Gulfmark Offshore, Inc.	62,128	1,727
* Rentech, Inc.	391,626	1,704
*^ Toreador Resources Corp.	53,628	1,668
*^ Pacific Ethanol, Inc.	76,877	1,660
* Edge Petroleum Corp.	64,289	1,606
Western Refining, Inc.	74,000	1,600
* PetroQuest Energy, Inc.	156,116	1,575
Crosstex Energy, Inc.	19,484	1,509
* Carrizo Oil & Gas, Inc.	57,295	1,489
* Pioneer Drilling Co.	88,759	1,458
* Goodrich Petroleum Corp.	52,988	1,431
* GMX Resources Inc.	35,498	1,329
* Harvest Natural Resources, Inc.	135,710	1,319
* The Exploration Co. of Delaware, Inc.	117,283	1,318
* Trico Marine Services, Inc.	40,600	1,311
*^ Syntroleum Corp.	153,175	1,267
* TransMontaigne Inc.	122,340	1,200
Resource America, Inc.	58,742	1,170
* NATCO Group Inc.	41,994	1,138
* Hercules Offshore, Inc.	32,900	1,119
* Brigham Exploration Co.	127,435	1,116
*^ FX Energy, Inc.	210,229	1,099
* Basic Energy Services Inc.	36,300	1,082
* Vaalco Energy, Inc.	157,638	1,056
Gulf Island Fabrication, Inc.	43,503	1,030
* Clayton Williams Energy, Inc.	24,636	1,008
* Arena Resources, Inc.	28,690	1,001
* Westmoreland Coal Co.	37,406	982
*^ Transmeridian Exploration Inc.	176,600	954
*^ Metretek Technologies, Inc.	61,400	918
*^ U.S. Energy Corp.	125,273	902
* The Meridian Resource Corp.	220,074	891
*^ Matrix Service Co.	75,611	868
*^ Allis-Chalmers Energy Inc.	63,000	859
* EXCO Resources, Inc	68,000	852
* Superior Well Services,Inc	29,028	844
Maritrans Inc.	34,331	839
*^ SulphCo, Inc.	99,100	832
* Mitcham Industries, Inc.	49,974	832
* Dawson Geophysical	27,848	769
*^ Ngas Resources Inc.	86,850	752
* Double Eagle Petroleum Co.	38,959	716
* Callon Petroleum Co.	33,673	708
MarkWest Hydrocarbon, Inc.	30,643	702
* Royale Energy, Inc.	103,834	632
* Bolt Technology Corp.	49,100	626
* OMNI Energy Services Corp.	135,000	607
Alon USA Energy, Inc.	24,600	606
* Credo Pete Corp.	27,013	585
*^ McMoRan Exploration Co.	32,363	577
* Union Drilling, Inc.	37,767	552
* Abraxas Petroleum Corp.	91,000	534
* Endeavor International Corp.	180,758	526
*^ Infinity, Inc.	64,773	503
* Harken Energy Corp.	699,584	462
* PHI Inc. Non-Voting	12,172	447
*^ Tri-Valley Corp.	46,400	370
* Bronco Drilling Company Inc.	11,509	303
* Natural Gas Services Group	14,600	261
* Cano Petroleum Inc.	32,300	258
*^ American Oil & Gas Inc.	52,900	229
Panhandle Royalty Co.	11,300	210
Barnwell Industries, Inc.	8,566	198
* Penn Octane Corp.	242,076	177
* Contango Oil & Gas Co.	10,000	129
* Hyperdynamics Corp.	18,000	62
* T-3 Energy Services, Inc.	2,200	35
* Tengasco, Inc.	8,800	10

		970,663

Financials (22.8%)
Legg Mason Inc.	474,459	59,464
The Chicago Mercantile Exchange	132,037	59,087
General Growth Properties Inc. REIT	914,619	44,697
Avalonbay Communities, Inc. REIT	281,736	30,737
Hudson City Bancorp, Inc.	2,289,439	30,427
Host Marriott Corp. REIT	1,218,785	26,082
W.R. Berkley Corp.	431,463	25,051
^ Commerce Bancorp, Inc.	665,241	24,381
*^ CBOT Holdings, Inc. Class A	202,329	24,158
Fidelity National Financial, Inc.	664,822	23,621
Everest Re Group, Ltd.	248,399	23,193
Developers Diversified Realty Corp. REIT	417,417	22,854
Popular, Inc.	1,024,760	21,274
TD Ameritrade Holding Corp.	990,265	20,667
The Macerich Co. REIT	273,582	20,231
Duke Realty Corp. REIT	516,943	19,618
TD Banknorth, Inc.	665,138	19,522
Old Republic International Corp.	881,306	19,230
Radian Group, Inc.	318,562	19,193
Leucadia National Corp.	314,673	18,773
AMB Property Corp. REIT	335,408	18,203
Mercantile Bankshares Corp.	471,648	18,135
Associated Banc-Corp	521,239	17,712
Regency Centers Corp. REIT	261,318	17,558
iStar Financial Inc. REIT	433,342	16,588
SL Green Realty Corp. REIT	161,425	16,385
Assurant, Inc.	330,247	16,265
New York Community Bancorp, Inc.	919,280	16,106
^ Liberty Property Trust REIT	338,106	15,945
The PMI Group Inc.	343,129	15,756
Federal Realty Investment Trust REIT	203,163	15,278
* AmeriCredit Corp.	494,526	15,197
Health Care Properties Investors REIT	521,891	14,822
Colonial BancGroup, Inc.	591,258	14,781
UnionBanCal Corp.	210,158	14,745
United Dominion Realty Trust REIT	515,353	14,708
* IntercontinentalExchange Inc.	212,249	14,656
Reckson Associates Realty Corp. REIT	318,104	14,576
A.G. Edwards & Sons, Inc.	290,138	14,466
Camden Property Trust REIT	200,502	14,446
* Conseco, Inc.	579,664	14,387
First American Corp.	366,753	14,362
White Mountains Insurance Group Inc.	23,934	14,229
Brown & Brown, Inc.	426,012	14,144
HCC Insurance Holdings, Inc.	405,384	14,107
* Nasdaq Stock Market Inc.	345,359	13,828
The St. Joe Co.	219,305	13,781
Eaton Vance Corp.	495,319	13,562
Rayonier Inc. REIT	292,439	13,332
Protective Life Corp.	267,014	13,281
Ventas, Inc. REIT	397,816	13,200
Weingarten Realty Investors REIT	308,127	12,556
City National Corp.	159,203	12,225
Hospitality Properties Trust REIT	275,632	12,037
Shurgard Storage Centers, Inc. Class A REIT	179,758	11,977
Independence Community Bank Corp.	282,821	11,788
Commerce Bancshares, Inc.	227,163	11,738
Investors Financial Services Corp.	250,407	11,737
Arden Realty Group, Inc. REIT	256,815	11,590
Mack-Cali Realty Corp. REIT	238,185	11,433
StanCorp Financial Group, Inc.	209,521	11,337
Jefferies Group, Inc.	193,357	11,311
Wilmington Trust Corp.	260,222	11,281
TCF Financial Corp.	434,244	11,182
BRE Properties Inc. Class A REIT	198,137	11,096
Pan Pacific Retail Properties, Inc. REIT	156,153	11,071
^ Thornburg Mortgage, Inc. REIT	407,192	11,019
Sky Financial Group, Inc.	415,559	11,012
Valley National Bancorp	426,234	10,920
* Markel Corp.	32,234	10,885
Fulton Financial Corp.	632,518	10,879
Hanover Insurance Group Inc.	205,691	10,782
Brandywine Realty Trust REIT	338,885	10,763
Bank of Hawaii Corp.	196,636	10,483
New Plan Excel Realty Trust REIT	399,906	10,374
Astoria Financial Corp.	331,988	10,278
Arthur J. Gallagher & Co.	366,843	10,202
IndyMac Bancorp, Inc.	247,157	10,116
CarrAmerica Realty Corp. REIT	225,451	10,057
New Century Financial Corp. REIT	216,539	9,965
BlackRock, Inc.	71,174	9,964
Webster Financial Corp.	203,945	9,883
SEI Investments Co.	243,337	9,862
Raymond James Financial, Inc.	332,754	9,836
Cullen/Frost Bankers, Inc.	181,799	9,772
Trizec Properties, Inc. REIT	372,208	9,577
Essex Property Trust, Inc. REIT	87,636	9,529
HRPT Properties Trust REIT	804,028	9,439
Nationwide Financial Services, Inc.	216,026	9,293
AmerUs Group Co.	148,052	8,919
East West Bancorp, Inc.	229,178	8,835
Kilroy Realty Corp. REIT	114,194	8,823
Colonial Properties Trust REIT	173,046	8,675
Whitney Holdings Corp.	242,620	8,603
Health Care Inc. REIT	224,780	8,564
Taubman Co. REIT	199,343	8,307
Alexandria Real Estate Equities, Inc. REIT	86,267	8,224
Washington Federal Inc.	333,923	8,081
Unitrin, Inc.	173,740	8,081
* Investment Technology Group, Inc.	161,748	8,055
* CB Richard Ellis Group, Inc.	98,095	7,916
Realty Income Corp. REIT	321,876	7,793
FirstMerit Corp.	312,431	7,705
Ohio Casualty Corp.	242,872	7,699
Jones Lang Lasalle Inc.	98,117	7,510
American Financial Group, Inc.	180,248	7,500
Mercury General Corp.	136,461	7,492
The South Financial Group, Inc.	286,050	7,480
Waddell & Reed Financial, Inc.	321,211	7,420
^ Greenhill & Co., Inc.	111,843	7,394
People's Bank	221,826	7,265
* Philadelphia Consolidated Holding Corp.	211,980	7,237
Cathay General Bancorp	192,217	7,235
BancorpSouth, Inc.	300,048	7,204
Heritage Property Investment Trust REIT	181,571	7,188
* Alleghany Corp.	24,718	7,156
* SVB Financial Group	133,875	7,102
First Industrial Realty Trust REIT	165,564	7,068
Highwood Properties, Inc. REIT	207,169	6,988
Post Properties, Inc. REIT	156,064	6,945
First Midwest Bancorp, Inc.	188,932	6,909
CBL & Associates Properties, Inc. REIT	161,996	6,877
Zenith National Insurance Corp.	142,856	6,876
Healthcare Realty Trust Inc. REIT	182,979	6,840
UCBH Holdings, Inc.	356,997	6,754
* Covanta Holding Corp.	393,727	6,563
The Phoenix Cos., Inc.	399,775	6,516
Potlatch Corp. REIT	151,349	6,484
Sunstone Hotel Investors, Inc. REIT	221,356	6,413
Crescent Real Estate, Inc. REIT	304,004	6,405
National Financial Partners Corp.	112,899	6,381
First Niagara Financial Group, Inc.	433,866	6,360
Nationwide Health Properties, Inc. REIT	295,318	6,349
Westamerica Bancorporation	121,300	6,298
NewAlliance Bancshares, Inc.	432,289	6,238
Forest City Enterprise Class A	131,679	6,209
* ProAssurance Corp.	119,083	6,192
LaSalle Hotel Properties REIT	150,945	6,189
Pennsylvania REIT	140,249	6,171
Home Properties, Inc. REIT	119,776	6,121
Mills Corp. REIT	216,936	6,074
Transatlantic Holdings, Inc.	103,697	6,061
Pacific Capital Bancorp	176,604	5,976
^ International Securities Exchange, Inc.	141,009	5,873
Washington REIT	161,489	5,865
^ Park National Corp.	54,279	5,781
Selective Insurance Group	109,015	5,778
American Financial Realty Trust REIT	494,086	5,756
Hilb, Rogal and Hamilton Co.	138,565	5,712
Delphi Financial Group, Inc.	109,823	5,670
Old National Bancorp	260,208	5,631
* GFI Group Inc.	106,117	5,509
Trustmark Corp.	173,640	5,494
Reinsurance Group of America, Inc.	115,802	5,476
United Bankshares, Inc.	142,307	5,446
Fremont General Corp.	250,890	5,409
Downey Financial Corp.	80,252	5,401
Greater Bay Bancorp	193,815	5,376
Corporate Office Properties Trust, Inc. REIT	116,898	5,347
BioMed Realty Trust, Inc. REIT	179,053	5,307
^ Friedman, Billings, Ramsey Group, Inc. REIT	563,242	5,283
Wintrust Financial Corp.	90,820	5,283
Chittenden Corp.	180,006	5,215
Texas Regional Bancshares, Inc.	174,370	5,142
Commerce Group, Inc.	96,847	5,117
Longview Fibre Co. REIT	195,978	5,064
Commercial Net Lease Realty REIT	214,059	4,988
UICI	134,815	4,987
MAF Bancorp, Inc.	113,428	4,965
* Trammell Crow Co.	138,737	4,947
Cousins Properties, Inc. REIT	147,504	4,931
Erie Indemnity Co. Class A	93,060	4,899
Strategic Hotels and Resorts, Inc. REIT	210,219	4,894
Umpqua Holdings Corp.	171,043	4,875
International Bancshares Corp.	169,374	4,866
Provident Financial Services Inc.	266,434	4,822
* Knight Capital Group, Inc. Class A	342,354	4,769
R.L.I. Corp.	82,575	4,732
First Citizens BancShares Class A	24,029	4,638
Susquehanna Bancshares, Inc.	179,803	4,634
Provident Bankshares Corp.	126,449	4,609
Boston Private Financial Holdings, Inc.	134,498	4,545
LandAmerica Financial Group, Inc.	66,406	4,506
Citizens Banking Corp.	165,305	4,438
U-Store-It Trust REIT	218,908	4,411
^ The First Marblehead Corp.	101,334	4,383
* Piper Jaffray Cos., Inc.	79,538	4,375
Central Pacific Financial Co.	116,832	4,290
Entertainment Properties Trust REIT	101,064	4,243
Inland Real Estate Corp. REIT	259,343	4,230
Maguire Properties, Inc. REIT	115,361	4,211
Lexington Corporate Properties Trust REIT	199,490	4,159
Mid-America Apartment Communities, Inc. REIT	75,708	4,145
* Argonaut Group, Inc.	116,592	4,145
UMB Financial Corp.	58,421	4,103
Tanger Factory Outlet Centers, Inc. REIT	118,268	4,070
FelCor Lodging Trust, Inc. REIT	191,867	4,048
EastGroup Properties, Inc. REIT	84,521	4,010
Glimcher Realty Trust REIT	140,390	3,987
Hancock Holding Co.	85,364	3,971
First Commonwealth Financial Corp.	270,579	3,967
Franklin Street Properties Corp. REIT	185,962	3,933
Sterling Financial Corp.	133,550	3,873
Kearny Financial Corp.	279,094	3,832
First BanCorp Puerto Rico	310,024	3,832
CVB Financial Corp.	223,817	3,827
Doral Financial Corp.	331,213	3,826
*^ First Federal Financial Corp.	63,629	3,806
National Penn Bancshares Inc.	178,580	3,800
Spirit Finance Corp. REIT	307,883	3,756
Glacier Bancorp, Inc.	120,484	3,741
BOK Financial Corp.	78,253	3,721
F.N.B. Corp.	217,416	3,718
Senior Housing Properties Trust REIT	204,296	3,698
*^ LaBranche & Co. Inc.	232,777	3,680
Equity One, Inc. REIT	149,360	3,668
Brookline Bancorp, Inc.	236,261	3,660
Equity Lifestyle Properties, Inc. REIT	73,165	3,640
Corus Bankshares Inc.	61,050	3,629
Student Loan Corp.	15,321	3,570
Sovran Self Storage, Inc. REIT	64,572	3,564
First Community Bancorp	61,549	3,549
Extra Space Storage Inc. REIT	206,092	3,543
United Community Banks, Inc.	124,668	3,509
Alabama National BanCorporation	51,288	3,508
TrustCo Bank NY	287,892	3,504
* MeriStar Hospitality Corp. REIT	335,922	3,487
PS Business Parks, Inc. REIT	62,175	3,477
Republic Bancorp, Inc.	288,303	3,471
Trustreet Properties, Inc. REIT	226,057	3,434
* Accredited Home Lenders Holding Co.	66,467	3,402
Cash America International Inc.	113,147	3,397
Equity Inns, Inc. REIT	207,765	3,366
First Republic Bank	88,496	3,347
Cohen & Steers, Inc.	136,464	3,343
Infinity Property & Casualty Corp.	79,670	3,325
W Holding Co., Inc.	422,292	3,323
Frontier Financial Corp.	100,458	3,319
BankUnited Financial Corp.	122,535	3,313
Stewart Information Services Corp.	69,952	3,293
S & T Bancorp, Inc.	89,801	3,285
NBT Bancorp, Inc.	138,805	3,227
Sterling Bancshares, Inc.	174,923	3,157
* CNA Financial Corp.	98,410	3,133
Chemical Financial Corp.	96,387	3,114
Horace Mann Educators Corp.	164,941	3,101
Omega Healthcare Investors, Inc. REIT	220,120	3,086
Gold Banc Corp., Inc.	166,701	3,054
Financial Federal Corp.	104,225	3,054
Amcore Financial, Inc.	95,321	3,014
Nuveen Investments, Inc. Class A	62,355	3,002
First Charter Corp.	117,975	2,914
* CompuCredit Corp.	79,002	2,908
Glenborough Realty Trust, Inc. REIT	133,691	2,908
PrivateBancorp, Inc.	69,806	2,896
* USI Holdings Corp.	179,361	2,893
Bank Mutual Corp.	243,670	2,885
Fidelity Bankshares, Inc.	85,772	2,885
Harbor Florida Bancshares, Inc.	76,011	2,879
Highland Hospitality Corp. REIT	226,249	2,876
* Portfolio Recovery Associates, Inc.	61,107	2,862
Acadia Realty Trust REIT	121,085	2,852
* Nelnet, Inc.	68,163	2,839
* Investors Bancorp, Inc.	202,942	2,829
Innkeepers USA Trust REIT	165,820	2,811
*^ Centennial Bank Holdings Inc.	239,700	2,804
Westbanco Inc.	85,232	2,796
Fidelity National Title Group, Inc. Class A	120,139	2,736
Hanmi Financial Corp.	151,374	2,734
^ Capitol Federal Financial	82,837	2,676
Advanta Corp. Class A	77,355	2,637
First Financial Bankshares, Inc.	68,756	2,633
Commercial Capital Bancorp, Inc.	185,654	2,610
* Alexander's, Inc. REIT	8,956	2,588
Community Bank System, Inc.	115,591	2,581
Alfa Corp.	150,026	2,571
MB Financial, Inc.	71,231	2,522
* Texas Capital Bancshares, Inc.	102,805	2,467
Capitol Bancorp Ltd.	51,789	2,421
PFF Bancorp, Inc.	71,503	2,410
Provident New York Bancorp, Inc.	183,756	2,383
Sun Communities, Inc. REIT	67,385	2,382
Community Banks, Inc.	83,666	2,381
Prosperity Bancshares, Inc.	77,446	2,340
Harleysville National Corp.	102,263	2,325
BankAtlantic Bancorp, Inc. Class A	161,232	2,320
First Financial Bancorp	137,576	2,289
Global Signal, Inc. REIT	46,473	2,286
City Holding Co.	60,986	2,244
Mid-State Bancshares	75,857	2,232
Parkway Properties Inc. REIT	50,997	2,228
Northwest Bancorp, Inc.	89,027	2,204
Saul Centers, Inc. REIT	48,853	2,145
Safety Insurance Group, Inc.	46,847	2,139
National Health Investors REIT	83,684	2,126
State Auto Financial Corp.	61,799	2,083
Getty Realty Holding Corp. REIT	70,795	2,060
United Fire & Casualty Co.	62,482	2,056
* Triad Guaranty, Inc.	43,598	2,045
* Navigators Group, Inc.	41,016	2,034
FBL Financial Group, Inc. Class A	58,507	2,016
Sandy Spring Bancorp, Inc.	52,840	2,007
National Western Life Insurance Co. Class A	8,591	1,996
First Merchants Corp.	74,756	1,983
TierOne Corp.	58,207	1,976
Columbia Banking System, Inc.	59,049	1,976
Flagstar Bancorp, Inc.	129,925	1,962
Independent Bank Corp. (MA)	60,846	1,956
* Ocwen Financial Corp.	190,466	1,947
KNBT Bancorp Inc.	118,839	1,943
Simmons First National Corp.	65,009	1,935
* BankFinancial Corp.	121,478	1,934
IBERIABANK Corp.	34,100	1,929
Independent Bank Corp. (MI)	67,785	1,928
optionsXpress Holdings Inc.	66,300	1,928
DiamondRock Hospitality Co. REIT	138,517	1,913
Anchor Bancorp Wisconsin Inc.	63,077	1,912
* Pinnacle Financial Partners, Inc.	69,522	1,908
Sterling Financial Corp. (PA)	86,422	1,887
Cascade Bancorp	63,689	1,882
Community Trust Bancorp Inc.	55,490	1,881
Presidential Life Corp.	73,603	1,870
Bank of the Ozarks, Inc.	50,918	1,859
Seacoast Banking Corp. of Florida	63,732	1,855
* First Cash Financial Services, Inc.	92,678	1,853
* World Acceptance Corp.	66,685	1,827
Dime Community Bancshares	127,093	1,826
Harleysville Group, Inc.	61,465	1,825
First Indiana Corp.	64,116	1,789
GMH Communities Trust REIT	152,615	1,776
Kite Realty Group Trust REIT	109,322	1,744
Cardinal Financial Corp.	128,470	1,738
* First Regional Bancorp	19,327	1,723
Ramco-Gershenson Properties Trust REIT	56,872	1,722
*^ Tejon Ranch Co.	35,113	1,716
Banner Corp.	49,950	1,698
Integra Bank Corp.	74,068	1,693
Education Realty Trust, Inc. REIT	110,516	1,691
Nara Bancorp, Inc.	96,314	1,690
* Virginia Commerce Bancorp, Inc.	46,990	1,689
21st Century Insurance Group	106,599	1,684
Sterling Bancorp	81,021	1,669
WSFS Financial Corp.	26,481	1,664
SWS Group, Inc.	63,450	1,659
Main Street Banks, Inc.	64,065	1,658
Suffolk Bancorp	47,511	1,649
American Equity Investment Life Holding Co.	114,426	1,641
First Source Corp.	54,684	1,639
United Community Financial Corp.	134,683	1,632
Old Second Bancorp, Inc.	49,445	1,623
Midwest Banc Holdings, Inc.	62,504	1,621
American Campus Communities, Inc. REIT	62,400	1,617
* EZCORP, Inc.	54,659	1,614
Western Sierra Bancorp	34,995	1,587
* AmericanWest Bancorporation	59,882	1,585
Universal Health Realty Income REIT	43,215	1,579
Digital Realty Trust, Inc. REIT	55,986	1,577
BancFirst Corp.	36,156	1,576
U.S.B. Holding Co., Inc.	68,286	1,566
First Potomac REIT	54,670	1,544
Irwin Financial Corp.	79,689	1,540
* American Physicians Capital, Inc.	31,963	1,534
Investors Real Estate Trust REIT	160,109	1,527
^ Capital City Bank Group, Inc.	42,819	1,522
First Financial Holdings, Inc.	47,798	1,515
* Stifel Financial Corp.	34,417	1,503
Medical Properties Trust Inc. REIT	138,297	1,494
* Universal American Financial Corp.	96,313	1,483
Bedford Property Investors, Inc. REIT	54,944	1,480
West Coast Bancorp	52,812	1,476
TriCo Bancshares	51,855	1,469
Capital Corp. of the West	39,881	1,464
Omega Financial Corp.	43,208	1,463
Advance America Cash Advance Centers Inc.	101,518	1,460
* Franklin Bank Corp.	75,873	1,459
State National Bancshares, Inc.	53,019	1,445
ITLA Capital Corp.	29,889	1,441
Heritage Commerce Corp.	57,139	1,428
Clifton Savings Bancorp, Inc.	132,385	1,415
Sound Federal Bancorp Inc.	68,616	1,413
^ Odyssey Re Holdings Corp.	65,092	1,412
Great Southern Bancorp, Inc.	48,811	1,410
Partners Trust Financial Group, Inc.	118,045	1,407
ASTA Funding, Inc.	42,064	1,399
First Financial Corp. (IN)	46,741	1,393
* Signature Bank	42,628	1,389
* CNA Surety Corp.	81,776	1,368
Wilshire Bancorp Inc.	73,524	1,367
*^ First Acceptance Corp.	102,366	1,361
* The Bancorp Inc.	55,406	1,360
First Place Financial Corp.	54,751	1,358
Yardville National Bancorp	36,878	1,357
Ameris Bancorp	58,269	1,355
Flushing Financial Corp.	76,975	1,344
First State Bancorporation	50,347	1,337
* FPIC Insurance Group, Inc.	35,375	1,337
Arrow Financial Corp.	48,776	1,336
Cedar Shopping Centers, Inc. REIT	84,204	1,334
* SNB Bancshares Inc. (TX)	72,519	1,330
Midland Co.	37,974	1,328
Bristol West Holdings, Inc.	68,768	1,324
* PICO Holdings, Inc.	40,079	1,318
* Northern Empire Bancshares	51,997	1,313
Renasant Corp.	35,488	1,311
LTC Properties, Inc. REIT	56,098	1,305
Placer Sierra Bancshares	45,571	1,301
* Tradestation Group Inc.	94,065	1,300
Washington Trust Bancorp, Inc.	46,089	1,294
Gamco Investors Inc. Class A	32,201	1,286
S.Y. Bancorp, Inc.	48,175	1,273
* Dollar Financial Corp.	71,551	1,272
* SCPIE Holdings Inc.	51,374	1,259
* Sun Bancorp, Inc. (NJ)	64,445	1,257
* BFC Financial Corp.	190,089	1,245
Center Financial Corp.	51,224	1,241
Affordable Residential Communities REIT	117,448	1,233
* Western Alliance Bancorp	33,000	1,226
* Pacific Mercantile Bancorp	61,453	1,222
Oriental Financial Group Inc.	84,215	1,217
R & G Financial Corp. Class B	95,707	1,212
* Community Bancorp	39,098	1,211
^ Vineyard National Bancorp Co.	41,148	1,206
OceanFirst Financial Corp.	49,172	1,205
* United PanAm Financial Corp.	38,865	1,201
* Banc Corp.	99,744	1,182
NetBank, Inc.	161,198	1,167
PremierWest Bancorp	62,856	1,163
First Busey Corp.	55,109	1,163
Macatawa Bank Corp.	30,530	1,157
Baldwin & Lyons, Inc. Class B	43,309	1,150
Associated Estates Realty Corp. REIT	101,419	1,141
Donegal Group Inc.	47,396	1,126
MBT Financial Corp.	66,683	1,120
Willow Grove Bancorp, Inc.	63,175	1,119
* Aether Holdings, Inc.	289,122	1,113
Ashford Hospitality Trust REIT	89,289	1,107
Union Bankshares Corp.	23,974	1,096
* Asset Acceptance Capital Corp.	56,049	1,091
Tower Group, Inc.	46,986	1,085
* PMA Capital Corp. Class A	105,897	1,078
Sizeler Property Investors, Inc. REIT	72,759	1,074
Interchange Financial Services Corp.	56,244	1,069
First Bancorp (NC)	47,700	1,068
* MarketAxess Holdings, Inc.	88,140	1,060
^ GB&T Bancshares, Inc.	46,973	1,050
Charter Financial Corp.	27,560	1,049
Capital Lease Funding, Inc. REIT	94,217	1,045
Farmers Capital Bank Corp.	32,923	1,041
Horizon Financial Corp.	40,642	1,039
Bank of Granite Corp.	50,789	1,029
Correctional Properties Trust REIT	40,785	1,022
Summit Bancshares, Inc.	52,989	1,021
* Marlin Business Services Inc.	46,117	1,019
West Bancorporation	51,333	1,018
Texas United Bancshares	48,107	1,016
Flag Financial Corp.	57,181	1,015
Santander BanCorp	39,729	1,009
Peoples Bancorp, Inc.	33,397	1,002
Mainsource Financial Group, Inc.	52,882	999
Winston Hotels, Inc. REIT	87,205	992
Great American Financial Resources, Inc.	49,824	983
Calamos Asset Management, Inc.	25,954	971
BancTrust Financial Group, Inc.	43,413	962
* Ace Cash Express, Inc.	38,337	954
Financial Institutions, Inc.	50,101	946
Kansas City Life Insurance Co.	18,429	944
Eastern Virginia Bankshares, Inc.	40,727	943
* Seabright Insurance Holdings	54,031	941
Sanders Morris Harris Group Inc.	58,672	941
* Pennsylvania Commerce Bancorp, Inc.	31,078	937
NYMAGIC, Inc.	31,239	932
CityBank Lynnwood (WA)	20,009	931
* eSPEED, Inc. Class A	116,304	927
* Capital Crossing Bank	28,931	922
* Bay View Capital Corp.	52,821	922
^ FNB Corp. (NC)	44,707	913
Heritage Financial Corp.	31,428	911
Lakeland Bancorp, Inc.	58,472	910
LSB Bancshares, Inc.	50,362	907
Pennfed Financial Services, Inc.	47,125	903
German American Bancorp	66,883	899
FNB Financial Services Corp.	55,878	897
Heartland Financial USA, Inc.	37,790	892
CoBiz Inc.	43,115	888
American Land Lease, Inc. REIT	32,411	886
Tompkins Trustco, Inc.	18,336	883
* Republic First Bancorp, Inc.	59,873	879
Southwest Bancorp, Inc.	39,273	873
Lakeland Financial Corp.	18,659	872
Thomas Properties Group, Inc.	63,910	870
First United Corp.	37,883	865
Berkshire Hills Bancorp, Inc.	24,668	862
National Interstate Corp.	39,509	859
Urstadt Biddle Properties Class A REIT	46,907	844
* Rewards Network Inc.	105,724	842
Foothill Independent Bancorp	32,049	836
North Valley Bancorp	46,526	836
Republic Bancorp, Inc. Class A	41,069	835
^ United Security Bancshares, Inc.	31,088	833
^ Citizens & Northern Corp.	34,175	827
* Encore Capital Group, Inc.	55,451	818
Mercantile Bank Corp.	20,891	817
Government Properties Trust, Inc. REIT	85,589	817
* United Capital Corp.	32,588	811
*^ Citizens, Inc.	156,993	810
Taylor Capital Group, Inc.	20,654	809
CFS Bancorp, Inc.	53,949	808
SCBT Financial Corp.	22,986	806
FirstBank Corp.	43,826	806
* Boykin Lodging Co. REIT	71,351	806
HMN Financial, Inc.	22,899	797
Greene County Bancshares	26,995	789
Capital Title Group, Inc.	102,042	787
Clark, Inc.	65,857	778
Columbia Equity Trust Inc. REIT	44,200	777
Abington Community Bankcorp, Inc.	56,579	770
* Ceres Group, Inc.	138,130	762
* Meadowbrook Insurance Group, Inc.	108,864	762
*^ Ameriserv Financial Inc.	151,955	760
^ Univest Corp. of Pennsylvania	29,737	757
Capital Bank Corp.	46,368	753
First Community Bancshares, Inc.	23,469	751
Consolidated-Tomoka Land Co.	12,078	750
BWC Financial Corp.	21,429	750
* EuroBancshares, Inc.	63,331	747
* Matrix Bancorp, Inc.	33,777	743
Century Bancorp, Inc. Class A	25,504	740
Peoples Bancorp of North Carolina	27,027	730
Unity Bancorp, Inc.	45,430	729
Direct General Corp.	42,640	725
MetroCorp Bancshares, Inc.	26,764	723
Crawford & Co. Class B	120,091	721
Camden National Corp.	18,703	718
Monmouth Real Estate Investment Corp. REIT	85,205	717
Wainwright Bank & Trust Co.	68,359	711
American National Bankshares Inc.	30,196	709
* Consumer Portfolio Services, Inc.	85,663	701
BNP Residential Properties, Inc. REIT	41,347	695
Cooperative Bankshares, Inc.	29,483	687
Timberland Bancorp, Inc.	24,177	682
First of Long Island Corp.	15,993	680
Merchants Bancshares, Inc.	27,457	674
Urstadt Biddle Properties REIT	38,700	673
FNB Corp. (VA)	19,811	673
Mission West Properties Inc. REIT	57,262	673
Exchange National Bancshares, Inc.	22,604	671
Independence Holding Co.	28,949	668
*^ ZipRealty, Inc.	75,182	660
Guaranty Federal Bancshares, Inc.	21,595	653
First Financial Service Corp.	21,774	653
Supertel Hospitality, Inc. REIT	116,453	646
Enterprise Financial Services Corp.	23,520	644
Security Bank Corp.	25,434	643
Parkvale Financial Corp.	22,852	638
Coastal Financial Corp.	46,143	635
Commercial Bankshares, Inc.	17,965	634
* Wauwatosa Holdings, Inc.	46,574	633
Home Federal Bancorp	23,453	633
Royal Bancshares of Pennsylvania, Inc.	25,693	630
BRT Realty Trust REIT	24,555	628
Newmil Bancorp, Inc.	21,053	624
Merrill Merchants Bancshares, Inc.	25,800	619
Home Federal Bancorp, Inc.	45,279	619
Camco Financial Corp.	42,930	617
Virginia Financial Group, Inc.	15,319	613
Affirmative Insurance Holdings, Inc.	46,332	612
^ Center Bancorp, Inc.	51,430	612
Pacific Continental Corp.	36,587	611
EMC Insurance Group, Inc.	21,684	604
First M&F Corp.	17,331	603
First Security Group Inc.	54,441	602
TF Financial Corp.	19,962	599
Provident Financial Holdings, Inc.	18,193	593
ProCentury Corp.	43,329	591
Bancorp Rhode Island Inc.	16,752	585
Community Bancorp Inc.	15,785	584
* The Enstar Group, Inc.	6,449	579
Meta Financial Group, Inc.	25,262	577
^ Colony Bankcorp, Inc.	26,049	574
* Wilshire Enterprises, Inc.	67,396	569
Shore Bancshares, Inc.	16,082	566
Community Capital Corp.	23,347	560
* First Albany Cos. Inc.	96,389	543
* American Independence Corp.	44,133	530
K-Fed Bancorp	42,416	529
Rainier Pacific Financial Group Inc.	32,701	529
* Dearborn Bancorp, Inc.	23,264	523
MutualFirst Financial Inc.	25,145	522
^ Atlantic Coast Federal Corp.	35,372	520
First Oak Brook Bancshares, Inc.	19,312	517
Agree Realty Corp. REIT	16,021	514
Westfield Financial, Inc.	20,622	509
* U.S. Global Investors, Inc. Class A	31,850	496
Citizens South Banking Corp.	39,093	496
Oak Hill Financial, Inc.	15,975	494
Sierra Bancorp	18,994	489
* QC Holdings Inc.	38,551	487
One Liberty Properties, Inc. REIT	24,300	482
MicroFinancial Inc.	126,520	481
Peoples Community Bancorp	23,466	480
Jefferson Bancshares, Inc.	35,485	479
National Bankshares, Inc.	9,415	471
State Bancorp, Inc.	30,372	464
* KMG America Corp.	54,174	464
NASB Financial Inc.	13,444	461
Southside Bancshares, Inc.	22,140	448
United Mobile Homes, Inc. REIT	29,006	444
* The Washington Savings Bank	52,200	436
Eagle Bancorp, Inc.	18,526	435
Millennium Bankshares Corp.	47,301	435
Citizens 1st Bancorp, Inc.	15,270	432
Southern Community Financial Corp.	46,793	430
^ Summit Financial Group, Inc.	21,302	429
* Newtek Business Services, Inc.	195,227	424
Firstbank Corp.	17,755	420
PMC Commercial Trust REIT	30,704	419
National Health Realty Inc. REIT	20,761	414
^ United Security Bancshares (CA)	9,298	409
First Mutual Bancshares, Inc.	15,514	405
* AmeriVest Properties, Inc. REIT	91,502	404
Fidelity Southern Corp.	22,657	403
Hersha Hospitality Trust REIT	40,700	398
Preferred Bank, Los Angeles	7,800	394
^ First South Bancorp, Inc.	10,371	393
Peapack Gladstone Financial Corp.	15,319	392
Windrose Medical Properties Trust REIT	25,900	391
* Penn Treaty American Corp.	41,800	386
America First Apartment Investors, Inc. REIT	25,830	374
First National Lincoln Corp.	21,230	373
Northrim Bancorp Inc.	15,389	369
Pulaski Financial Corp.	22,341	369
Gateway Financial Holdings, Inc.	21,684	368
Smithtown Bancorp, Inc.	10,723	367
Northern States Financial Corp.	16,195	362
PVF Capital Corp.	35,754	358
Cascade Financial Corp.	18,706	355
TIB Financial Corp.	11,670	351
Brooke Corp.	31,198	339
Beverly Hills Bancorp Inc.	30,698	325
* Financial Industries Corp.	37,626	320
1st Independence Financial Group, Inc.	17,506	316
Centerstate Banks of Florida	8,497	313
Presidential Realty Corp. REIT	45,200	306
Eagle Hospitality Properties Trust Inc. REIT	29,500	297
Westwood Holdings Group, Inc.	15,026	297
Bryn Mawr Bank Corp.	12,976	288
Synergy Financial Group, Inc.	19,745	287
ESB Financial Corp.	22,985	276
Yadkin Valley Bank and Trust Co.	18,906	274
Ames National Corp.	10,900	265
Massbank Corp.	7,814	257
^ Delta Financial Corp.	26,312	251
Riverview Bancorp Inc.	9,338	250
UnionBancorp Inc.	11,884	250
Federal Agricultural Mortgage Corp. Class A	12,788	249
Bank of Marin (CA)	6,728	246
Advanta Corp. Class B	6,430	237
PAB Bankshares, Inc.	12,103	235
* James River Group Inc.	8,452	228
AmREIT, Inc. REIT	29,200	222
* Amerisafe Inc.	18,200	218
NBC Capital Corp.	9,107	209
Pamrapo Bancorp, Inc.	9,981	208
First Defiance Financial Corp.	7,870	207
Columbia Bancorp (OR)	9,403	206
Winthrop Realty Trust Inc. REIT	36,100	191
Federal Agricultural Mortgage Corp. Class C	6,205	183
Feldman Mall Properties, Inc. REIT	14,609	179
Leesport Financial Corp.	6,737	175
* Transcontinental Realty Investors, Inc. REIT	10,103	175
Peoples BancTrust Co., Inc.	8,696	169
Republic Companies Group, Inc.	9,287	161
* Intervest Bancshares Corp.	4,330	156
* Ocean Shore Holding Co.	12,613	155
Prudential Bancorp, Inc. of Pennsylvania	11,438	154
BKF Capital Group, Inc.	11,790	153
* Temecula Valley Bancorp, Inc.	6,251	129
Monarch Community Bancorp, Inc.	10,297	123
* FirstCity Financial Corp.	9,500	113
Penns Woods Bancorp, Inc.	2,887	110
SI Financial Group, Inc.	9,525	105
Gladstone Commercial Corp. REIT	4,645	94
* Standard Management Corp.	124,428	93
IBT Bancorp, Inc.	2,000	80
* Ladenburg Thalmann Financial Services, Inc.	44,335	64
BCSB Bankcorp, Inc.	4,906	64
* Diamond Hill Investment Group	1,530	63
* Cash Systems, Inc.	7,440	52
Greater Delaware Valley Savings Bank	2,060	51
Heritage Financial Group	3,887	48
* Malan Realty Investors, Inc. REIT	49,200	46
Apollo Investment Corp.	2,394	43
* Specialty Underwriters' Alliance, Inc.	5,300	36
American River Bankshares	1,286	36
Middleburg Financial Corp.	897	31
Arbor Realty Trust, Inc. REIT	1,000	27
* Horizon Group Properties, Inc. REIT	3,415	20
* Central Jersy Bancorp	1,701	19
* Vesta Insurance Group, Inc.	32,126	16
Investors Capital Holdings, Ltd.	2,700	9
Town & Country Trust REIT	201	8
Cogdell Spencer Inc. REIT	300	6
PAULA Financial	3,100	6
Wellsford Real Properties Inc.	700	6
Boston Properties, Inc. REIT	29	3
Kimco Realty Corp. REIT	63	3
Savannah Bancorp, Inc.	70	2

		2,758,103

Health Care (12.6%)
* Genentech, Inc.	1,696,745	143,392
* Celgene Corp.	1,299,497	57,464
* Varian Medical Systems, Inc.	506,109	28,423
Omnicare, Inc.	459,127	25,247
* DaVita, Inc.	389,338	23,442
* Health Net Inc.	440,242	22,373
*^ Amylin Pharmaceuticals, Inc.	422,090	20,661
* Sepracor Inc.	406,410	19,837
DENTSPLY International Inc.	301,290	17,520
* Intuitive Surgical, Inc.	135,911	16,037
* Henry Schein, Inc.	334,571	16,013
* Lincare Holdings, Inc.	366,373	14,274
* Invitrogen Corp.	203,344	14,261
* Covance, Inc.	241,478	14,187
* PDL BioPharma Inc.	432,291	14,179
* Vertex Pharmaceuticals, Inc.	378,868	13,863
* Cephalon, Inc.	230,004	13,858
* Triad Hospitals, Inc.	330,082	13,830
* Charles River Laboratories, Inc.	277,062	13,582
* Community Health Systems, Inc.	373,443	13,500
Pharmaceutical Product Development, Inc.	385,249	13,333
Beckman Coulter, Inc.	241,946	13,203
Hillenbrand Industries, Inc.	234,999	12,923
* ResMed Inc.	287,898	12,662
* Emdeon Corp.	1,162,761	12,558
* Cytyc Corp.	441,900	12,453
* Millennium Pharmaceuticals, Inc.	1,196,108	12,093
* Advanced Medical Optics, Inc.	255,714	11,926
* Cerner Corp.	237,342	11,262
* Gen-Probe Inc.	196,861	10,851
* Respironics, Inc.	277,754	10,807
Dade Behring Holdings Inc.	301,561	10,769
Universal Health Services Class B	209,056	10,618
* IDEXX Laboratories Corp.	122,067	10,542
* Edwards Lifesciences Corp.	226,985	9,874
* Hologic, Inc.	173,765	9,618
* Pediatrix Medical Group, Inc.	92,858	9,531
Cooper Cos., Inc.	170,623	9,219
* Neurocrine Biosciences, Inc.	142,609	9,204
* Techne Corp.	150,726	9,065
* VCA Antech, Inc.	316,494	9,014
* ImClone Systems, Inc.	260,564	8,864
* Affymetrix, Inc.	258,196	8,502
* Sierra Health Services, Inc.	200,440	8,158
*^ WebMD Health Corp. Class A	178,345	7,426
*^ OSI Pharmaceuticals, Inc.	219,483	7,045
* WellCare Health Plans Inc.	152,312	6,921
* Nektar Therapeutics	335,765	6,843
* LifePoint Hospitals, Inc.	218,882	6,807
Medicis Pharmaceutical Corp.	208,500	6,797
* Healthways, Inc.	131,555	6,701
* Andrx Group	281,340	6,679
* Alkermes, Inc.	302,657	6,674
Mentor Corp.	146,617	6,643
STERIS Corp.	259,355	6,401
* Sybron Dental Specialties, Inc.	155,170	6,399
* Abgenix, Inc.	283,910	6,388
* Endo Pharmaceuticals Holdings, Inc.	193,306	6,342
* Theravance, Inc.	224,394	6,292
* Sunrise Senior Living, Inc.	159,263	6,206
* United Surgical Partners International, Inc.	169,896	6,016
* American Medical Systems Holdings, Inc.	267,039	6,008
Chemed Corp.	98,654	5,854
Valeant Pharmaceuticals International	355,007	5,627
* Human Genome Sciences, Inc.	502,248	5,459
* Medarex, Inc.	402,218	5,317
* United Therapeutics Corp.	78,890	5,229
* MGI Pharma, Inc.	297,388	5,204
Perrigo Co.	318,270	5,191
* Haemonetics Corp.	102,038	5,180
Owens & Minor, Inc. Holding Co.	153,366	5,026
* PSS World Medical, Inc.	255,732	4,933
* Immucor Inc.	171,507	4,921
* Varian, Inc.	119,220	4,909
* Centene Corp.	165,197	4,819
* Cubist Pharmaceuticals, Inc.	207,647	4,770
* Dionex Corp.	77,276	4,751
* New River Pharmaceuticals Inc.	139,267	4,625
* ICOS Corp.	208,862	4,605
* ArthroCare Corp.	96,165	4,599
* Psychiatric Solutions, Inc.	138,261	4,581
* Ventana Medical Systems, Inc.	109,060	4,555
* Bio-Rad Laboratories, Inc. Class A	71,575	4,463
* Apria Healthcare Group Inc.	190,260	4,372
* Magellan Health Services, Inc.	106,764	4,321
Diagnostic Products Corp.	90,480	4,310
Alpharma, Inc. Class A	159,972	4,290
* BioMarin Pharmaceutical Inc.	314,082	4,215
* Alexion Pharmaceuticals, Inc.	118,711	4,205
* Kinetic Concepts, Inc.	101,857	4,193
* AMERIGROUP Corp.	198,150	4,169
* Onyx Pharmaceuticals, Inc.	155,092	4,073
*^ Martek Biosciences Corp.	123,051	4,040
LCA-Vision Inc.	79,372	3,977
*^ MannKind Corp.	193,018	3,945
* The Medicines Co.	191,109	3,931
* Myriad Genetics, Inc.	150,294	3,921
* K-V Pharmaceutical Co. Class A	161,139	3,887
*^ Telik, Inc.	199,876	3,870
PolyMedica Corp.	90,831	3,848
* CV Therapeutics, Inc.	171,847	3,794
Invacare Corp.	121,988	3,789
* Intermagnetics General Corp.	149,049	3,734
* Par Pharmaceutical Cos. Inc.	131,540	3,707
* Viasys Healthcare Inc.	121,677	3,660
* Per-Se Technologies, Inc.	134,728	3,592
* Adolor Corp.	149,089	3,548
* Ventiv Health, Inc.	106,350	3,533
Analogic Corp.	53,242	3,525
* Eclipsys Corp.	148,245	3,500
*^ Biosite Inc.	67,025	3,481
West Pharmaceutical Services, Inc.	98,718	3,427
* Myogen, Inc.	94,140	3,411
* DJ Orthopedics Inc.	85,253	3,390
* Exelixis, Inc.	281,934	3,386
* Thoratec Corp.	175,236	3,377
* Nuvelo, Inc.	188,503	3,359
* ViroPharma Inc.	263,773	3,350
* Kyphon Inc.	89,095	3,314
* Genesis Healthcare Corp.	74,722	3,283
* Serologicals Corp.	132,858	3,250
* Allscripts Healthcare Solutions, Inc.	168,693	3,089
* Conor Medsystems, Inc.	104,935	3,085
* American Retirement Corp.	119,222	3,054
* Matria Healthcare, Inc.	79,729	3,027
* Keryx Biopharmaceuticals, Inc.	158,084	3,021
* HealthExtras, Inc.	83,369	2,943
* Salix Pharmaceuticals, Ltd.	177,455	2,930
*^ Idenix Pharmaceuticals Inc.	213,589	2,898
* SonoSite, Inc.	70,669	2,872
* LifeCell Corp.	126,827	2,860
* Regeneron Pharmaceuticals, Inc.	170,739	2,839
* Symmetry Medical Inc.	133,616	2,834
*^ Foxhollow Technologies Inc.	91,404	2,792
* Kos Pharmaceuticals, Inc.	58,442	2,792
* Integra LifeSciences Holdings	66,200	2,713
* Kindred Healthcare, Inc.	106,894	2,688
Arrow International, Inc.	80,952	2,645
* The TriZetto Group, Inc.	147,167	2,589
* PAREXEL International Corp.	97,609	2,581
* CONMED Corp.	133,033	2,548
* Illumina, Inc.	107,123	2,544
* AmSurg Corp.	111,013	2,519
*^ AtheroGenics, Inc.	151,241	2,468
* IntraLase Corp.	106,261	2,465
* eResearch Technology, Inc.	164,803	2,372
* Momenta Pharmaceuticals, Inc.	119,339	2,346
* Molina Healthcare Inc.	70,046	2,344
* Digene Corp.	59,212	2,315
*^ Geron Corp.	272,326	2,263
* Odyssey Healthcare, Inc.	129,690	2,232
*^ InterMune Inc.	120,286	2,230
* Dendrite International, Inc.	162,264	2,215
* First Horizon Pharmaceutical Corp.	87,599	2,208
* Tanox, Inc.	112,124	2,177
* Connetics Corp.	125,811	2,130
* Radiation Therapy Services, Inc.	82,449	2,103
* Anadys Pharmaceuticals Inc.	130,061	2,095
* Cyberonics, Inc.	79,264	2,043
* American Pharmaceuticals Partners, Inc.	70,969	2,022
Meridian Bioscience Inc.	74,506	2,010
* Amedisys Inc.	57,469	1,997
*^ SurModics, Inc.	56,348	1,992
* Kendle International Inc.	58,297	1,970
* Zymogenetics, Inc.	90,497	1,957
* Nuvasive, Inc.	103,458	1,950
*^ Laserscope	82,438	1,950
* PRA International	78,347	1,942
* Align Technology, Inc.	210,581	1,931
* OraSure Technologies, Inc.	187,174	1,928
* Wright Medical Group, Inc.	97,551	1,927
* Arena Pharmaceuticals, Inc.	105,387	1,909
*^ Cell Genesys, Inc.	237,334	1,894
* Isis Pharmaceuticals, Inc.	208,763	1,881
Datascope Corp.	46,992	1,859
* Luminex Corp.	124,586	1,851
* ICU Medical, Inc.	51,062	1,848
* Molecular Devices Corp.	54,226	1,798
* Inverness Medical Innovations, Inc.	61,608	1,770
Cambrex Corp.	89,933	1,757
* BioCryst Pharmaceuticals, Inc.	96,272	1,739
* Greatbatch, Inc.	77,878	1,706
* Pharmion Corp.	94,553	1,704
* Candela Corp.	78,168	1,688
* Incyte Corp.	279,872	1,685
* Abaxis, Inc.	72,590	1,646
* Alnylam Pharmaceuticals Inc.	93,393	1,643
Vital Signs, Inc.	29,900	1,642
* Merge Technologies, Inc.	102,709	1,640
* Neurometrix Inc.	41,581	1,619
* ev3 Inc.	91,207	1,615
* Vital Images, Inc.	47,012	1,602
*^ SFBC International, Inc.	65,711	1,602
* SuperGen, Inc.	280,912	1,596
* Dexcom Inc.	78,222	1,586
* Pozen Inc.	94,799	1,583
* Advanced Magnetics, Inc.	41,121	1,573
* Gentiva Health Services, Inc.	86,253	1,571
* Cross Country Healthcare, Inc.	80,461	1,558
* Avanir Pharmaceuticals Class A	104,587	1,529
* Noven Pharmaceuticals, Inc.	84,664	1,525
*^ Durect Corp.	237,857	1,513
* Quidel Corp.	115,552	1,487
* Penwest Pharmaceuticals Co.	67,173	1,457
*^ Peregrine Pharmaceuticals, Inc.	943,616	1,453
* Aspect Medical Systems, Inc.	52,893	1,451
*^ Novavax, Inc.	180,426	1,440
* Natus Medical Inc.	69,478	1,424
* Genta Inc.	657,020	1,419
*^ CuraGen Corp.	281,542	1,411
* Rigel Pharmaceuticals, Inc.	122,713	1,410
* Panacos Pharmaceuticals Inc.	186,053	1,407
* Threshold Pharmaceuticals, Inc.	92,766	1,391
* Phase Forward Inc.	124,602	1,388
* Conceptus, Inc.	104,948	1,376
* Spectranetics Corp.	115,632	1,367
* Indevus Pharmaceuticals, Inc.	220,111	1,365
* Cepheid, Inc.	148,614	1,361
* Lexicon Genetics Inc.	245,352	1,359
* RehabCare Group, Inc.	71,392	1,346
* Adams Respiratory Therapeutics, Inc.	33,505	1,332
* ARIAD Pharmaceuticals, Inc.	201,842	1,328
*^ Pain Therapeutics, Inc.	121,862	1,325
Computer Programs and Systems, Inc.	26,491	1,325
*^ NitroMed, Inc.	157,139	1,320
* Progenics Pharmaceuticals, Inc.	49,358	1,307
*^ Nabi Biopharmaceuticals	229,205	1,293
* AMN Healthcare Services, Inc.	68,965	1,291
* Enzo Biochem, Inc.	94,731	1,279
* STAAR Surgical Co.	141,710	1,271
* US Physical Therapy, Inc.	74,006	1,266
*^ Columbia Laboratories Inc.	252,093	1,253
* Palomar Medical Technologies, Inc.	37,368	1,250
*^ AVI BioPharma, Inc.	163,761	1,243
* Res-Care, Inc.	67,624	1,243
* Emageon Inc.	72,551	1,233
* Kensey Nash Corp.	42,866	1,226
* Symbion, Inc.	54,032	1,224
* Discovery Laboratories, Inc.	165,620	1,214
* Angiodynamics Inc.	40,302	1,211
*^ Dendreon Corp.	256,586	1,209
* NPS Pharmaceuticals Inc.	141,450	1,208
Brookdale Senior Living Inc.	31,900	1,204
*^ Emisphere Technologies, Inc.	144,439	1,187
* Medical Action Industries Inc.	48,920	1,174
*^ XOMA Ltd.	511,369	1,171
* BioScrip Inc.	158,999	1,146
* Diversa Corp.	125,637	1,145
* Bruker BioSciences Corp.	210,797	1,138
* Stereotaxis Inc.	89,888	1,133
* Nastech Pharmaceutical Co., Inc.	62,140	1,119
* Trimeris, Inc.	81,548	1,102
*^ Aastrom Biosciences, Inc.	541,608	1,099
* Merit Medical Systems, Inc.	91,284	1,096
CNS, Inc.	50,760	1,093
* Collagenex Pharmaceuticals, Inc.	73,452	1,087
* Matrixx Initiatives, Inc.	46,582	1,085
* ThermoGenesis Corp.	267,963	1,085
* Accelrys Inc.	148,418	1,079
* Enzon Pharmaceuticals, Inc.	130,809	1,060
* Omnicell, Inc.	92,711	1,056
* Encysive Pharmaceuticals, Inc.	214,557	1,049
* Amicas, Inc.	221,328	1,045
* Hi-Tech Pharmacal Co., Inc.	36,775	1,037
*^ Acadia Pharmaceuticals Inc.	64,754	1,035
* Albany Molecular Research, Inc.	101,720	1,033
* Cholestech Corp.	78,246	1,020
* ABIOMED, Inc.	78,096	1,007
* Sun Healthcare Group Inc.	131,284	990
* Savient Pharmaceuticals Inc.	183,673	979
*^ Solexa, Inc.	98,000	978
* IRIS International, Inc.	62,550	978
* SONUS Pharmaceuticals, Inc.	159,838	959
* Somanetics Corp.	43,042	950
*^ Hythiam Inc.	103,185	948
* Iridex Corp.	76,721	939
* Dyax Corp.	161,684	938
Option Care, Inc.	66,190	936
* TriPath Imaging, Inc.	133,964	935
* HealthTronics Surgical Services, Inc.	112,747	932
*^ Sirna Therapeutics, Inc.	137,988	930
*^ Insmed Inc.	474,324	925
*^ StemCells, Inc.	258,168	924
* E-Z-EM, Inc.	41,068	920
* Encore Medical Corp.	178,232	913
*^ Immunomedics Inc.	307,662	908
* Anika Resh Inc.	74,054	905
* Renovis, Inc.	41,937	894
*^ Cortex Pharmaceuticals, Inc.	169,207	888
* Rural/Metro Corp.	112,662	888
* Advancis Pharmaceutical Corp.	267,573	880
* Zonagen, Inc.	93,328	878
* AVANT Immunotherapeutics, Inc.	348,084	874
* Pharmacopeia Drug Discovery	146,998	872
* Schick Technologies, Inc.	17,400	868
* Cytokinetics, Inc.	118,063	861
* Vion Pharmaceuticals, Inc.	379,565	858
* MWI Veterinary Supply Inc.	25,813	849
* Maxygen Inc.	102,188	846
* Cutera, Inc.	31,181	846
* Bioenvision, Inc.	118,415	844
* Allos Therapeutics Inc.	237,582	834
* Rita Medical Systems, Inc.	210,299	831
* Endologix, Inc.	173,687	825
* Cardiac Science Corp.	89,574	818
* I-Flow Corp.	61,178	815
* Repligen Corp.	219,276	811
* Cantel Medical Corp.	49,250	807
* GTx, Inc.	73,870	807
* Cerus Corp.	94,186	806
*^ Bradley Pharmaceuticals, Inc.	53,948	802
*^ Northfield Laboratories, Inc.	79,987	800
*^ Caliper Life Sciences, Inc.	124,374	796
* ImmunoGen, Inc.	182,014	790
* DepoMed, Inc.	120,286	785
* DOV Pharmaceutical, Inc.	48,969	783
Young Innovations, Inc.	21,351	780
*^ SciClone Pharmaceuticals, Inc.	217,849	778
National Healthcare Corp.	19,384	777
* CorVel Corp.	35,141	774
*^ ADVENTRX Pharmaceuticals, Inc.	155,899	772
* Air Methods Corp.	25,792	762
* Monogram Biosciences, Inc.	412,645	759
* NeoPharm, Inc.	90,581	757
* Regeneration Technologies, Inc.	96,713	755
* Neogen Corp.	30,560	749
*^ Bentley Pharmaceuticals, Inc.	56,690	745
* Vivus, Inc.	223,840	745
* Inspire Pharmaceuticals, Inc.	142,161	743
* Sangamo BioSciences, Inc.	122,723	730
* BioSphere Medical Inc.	95,410	716
*^ Oscient Pharmaceuticals	353,335	707
*^ Acusphere, Inc.	105,058	703
* Emeritus Corp.	32,487	702
*^ Cell Therapeutics, Inc.	365,723	699
*^ Alfacell Corp.	186,787	692
* VistaCare, Inc.	44,453	689
*^ Hemispherx Biopharma, Inc.	190,692	686
* PhotoMedex, Inc.	358,472	685
* ArQule, Inc.	118,874	682
* Orthovita, Inc.	164,488	681
* Avigen, Inc.	131,638	681
* Dialysis Corporation of America	51,054	677
^ BioLase Technology, Inc.	70,932	677
* Zoll Medical Corp.	25,700	677
* Adeza Biomedical Corp.	32,006	676
* Corcept Therapeutics Inc.	129,021	675
* National Medical Health Card Systems, Inc.	24,001	672
*^ EntreMed, Inc.	256,754	670
* Array BioPharma Inc.	72,516	663
Psychemedics Corp.	37,103	660
* Q-Med, Inc.	71,334	660
* Seattle Genetics, Inc.	127,727	659
*^ SIGA Technologies, Inc.	420,531	656
* Five Star Quality Care, Inc.	60,157	655
* Alliance Imaging, Inc.	99,471	641
*^ Nanogen, Inc.	209,127	632
* Enpath Medical, Inc.	64,326	630
* Oxigene, Inc.	134,076	629
* MedCath Corp.	32,861	628
*^ Cotherix, Inc.	68,742	628
* ViaCell, Inc.	111,999	617
* Horizon Health Corp.	30,554	605
* Xenoport Inc.	26,349	597
* CardioDynamics International Corp.	334,328	595
* Embrex, Inc.	47,330	594
* Medtox Scientific, Inc.	62,218	576
* Allion Healthcare Inc.	42,480	576
* Altus Pharmaceuticals, Inc.	26,100	572
* PDI, Inc.	48,906	571
* Neurogen Corp.	92,126	570
*^ Neurobiological Technologies, Inc.	160,942	570
* Providence Service Corp.	16,950	551
* Cypress Bioscience, Inc.	87,445	551
* Heska Corp.	459,282	547
* America Service Group Inc.	41,871	546
* Harvard Bioscience, Inc.	124,114	545
* SRI/Surgical Express, Inc.	91,561	539
*^ DUSA Pharmaceuticals, Inc.	75,900	536
*^ Lipid Sciences, Inc.	222,969	535
* Bioanalytical Systems, Inc.	83,496	526
* Osteotech, Inc.	119,188	522
* AP Pharma Inc.	260,471	521
*^ GTC Biotherapeutics, Inc.	468,004	519
*^ Nutrition 21 Inc.	240,790	518
*^ Santarus Inc.	68,754	514
* American Dental Partners, Inc.	37,731	509
* Sonic Innovations, Inc.	101,444	507
Stratagene Holding Corp.	45,907	505
* Allied Healthcare International Inc.	103,259	501
* Synovis Life Technologies, Inc.	48,300	495
*^ Tercica, Inc.	73,075	490
* Covalent Group, Inc.	215,591	485
* Urologix, Inc.	136,470	484
* Synergetics USA, Inc.	67,884	477
*^ Ciphergen Biosystems, Inc.	297,411	473
* Mediware Information Systems, Inc.	47,159	472
* Bio-Reference Laboratories, Inc.	25,682	463
* Dynavax Technologies Corp.	76,624	462
* Hanger Orthopedic Group, Inc.	66,410	462
* LHC Group Inc.	28,363	454
* Kosan Biosciences, Inc.	76,924	453
* Possis Medical Inc.	44,548	453
* Barrier Therapeutics Inc.	46,175	447
* NMT Medical, Inc.	27,364	443
Hooper Holmes, Inc.	152,161	440
*^ Clarient, Inc.	384,910	435
* Curis, Inc.	181,168	431
*^ Genitope Corp.	49,084	427
*^ Antigenics, Inc.	150,998	414
* Theragenics Corp.	130,401	412
* Medical Staffing Network Holdings, Inc.	78,905	411
* Vical, Inc.	66,272	410
*^ Coley Pharmaceutical Group	27,020	409
* Zila, Inc.	128,207	409
*^ Inhibitex Inc.	55,781	405
*^ Vascular Solutions, Inc.	51,075	405
* GenVec, Inc.	184,124	403
* Auxilium Pharmaceuticals, Inc.	50,608	401
* Rotech Healthcare Inc.	27,500	399
*^ Hana Biosciences, Inc.	37,700	396
*^ SCOLR Pharma Inc.	65,800	393
*^ CYTOGEN Corp.	107,954	391
* Fonar Corp.	595,934	389
* North American Scientific, Inc.	165,066	388
* Orchid Cellmark, Inc.	66,774	383
* Metabasis Therapeutics, Inc.	41,320	376
* Gene Logic Inc.	81,612	375
* Titan Pharmaceuticals, Inc.	111,098	374
*^ Immtech International, Inc.	46,563	361
*^ ATS Medical, Inc.	143,494	356
*^ Biopure Corp. Class A	254,213	346
* Exactech, Inc.	24,724	346
*^ NeoRx Corp.	261,158	345
*^ Genaera Corp.	245,240	343
* National Dentex Corp.	14,727	342
* Axonyx Inc.	294,507	342
*^ Critical Therapeutics, Inc.	67,030	341
* Radiologix Inc.	184,193	341
* Capital Senior Living Corp.	29,784	334
* Interleukin Genetics, Inc.	45,600	326
*^ Escalon Medical Corp.	69,777	325
*^ CryoLife Inc.	72,870	321
* Questcor Pharmaceuticals, Inc.	204,200	321
* EPIX Pharmaceuticals, Inc.	89,444	313
* Neose Technologies, Inc.	114,215	310
* Nighthawk Radiology Holdings, Inc.	12,500	299
* Orthologic Corp.	131,911	290
* Third Wave Technologies	92,625	290
* Palatin Technologies, Inc.	104,390	283
* AtriCure, Inc.	35,100	281
*^ Aksys, Ltd.	217,528	278
* Immunicon Corp.	68,922	278
* Bioveris Corp.	70,647	277
* Nutraceutical International Corp.	18,317	276
* NationsHealth, Inc.	63,685	274
*^ Accentia Biopharmaceuticals Inc.	40,572	272
* VNUS Medical Technologies, Inc.	35,213	267
* Sunlink Health Systems, Inc.	25,800	264
* Ista Pharmaceuticals Inc.	40,548	257
* Microtek Medical Holdings, Inc.	73,008	257
National Research Corp.	10,540	254
* Pharmacyclics, Inc.	54,813	252
* Hollis-Eden Pharmaceuticals, Inc.	39,309	242
* Lifecore Biomedical Inc.	19,902	233
* Pharmos Corp.	93,694	229
* Aradigm Corp.	64,559	223
* Cellegy Pharmaceuticals, Inc.	245,753	221
* Icagen, Inc.	26,050	216
* Sequenom, Inc.	284,105	216
*^ Introgen Therapeutics, Inc.	39,849	212
* Insite Vision, Inc.	89,432	194
* Exact Sciences Corp.	59,493	183
* Caraco Pharmaceutical Laboratories, Ltd.	14,000	182
*^ Paincare Holdings Inc.	90,735	173
*^ Interpharm Holdings, Inc.	108,037	170
* The Quigley Corp.	19,967	168
*^ Continucare Corp.	61,698	167
*^ Memory Pharmaceuticals Corp.	59,899	166
* CardioTech International, Inc.	58,154	162
* Proxymed Pharmacy, Inc.	21,771	157
* Novamed, Inc.	18,247	130
* Healthspring, Inc.	6,900	128
* Digirad Corp.	29,220	125
* Retractable Technologies, Inc.	29,868	116
* PRAECIS Pharmaceuticals, Inc.	21,831	116
* Novoste Corp.	39,543	116
* Vasomedical, Inc.	472,095	113
* HMS Holdings Corp.	12,851	112
Atrion Corp.	1,389	110
*^ Curon Medical Inc.	334,765	104
* Almost Family Inc.	5,442	98
* IVAX Diagnostics, Inc.	28,708	96
* CancerVax Corp.	32,339	92
*^ Genelabs Technologies, Inc.	41,967	82
*^ The Med-Design Corp.	140,826	77
*^ Epicept Corp.	15,784	71
* Discovery Partners International	27,751	67
* Combinatorx, Inc.	5,589	67
*^ La Jolla Pharmaceutical Co.	12,328	61
* Isolagen Inc.	25,700	58
*^ Alteon, Inc.	246,131	54
* Transgenomic, Inc.	67,135	54
* Targeted Genetics Corp.	117,596	51
*^ BriteSmile, Inc.	39,793	44
* Precision Optics Corp., Inc.	65,104	23
*^ Aphton Corp.	129,597	20
* Metropolitan Health Networks Inc.	9,100	20
* United American Healthcare Corp.	6,335	19
* iVow Inc.	130	1

		1,516,682

Industrials (13.0%)
Expeditors International of Washington, Inc.	408,578	35,297
C.H. Robinson Worldwide Inc.	654,862	32,147
Precision Castparts Corp.	513,551	30,505
Joy Global Inc.	471,390	28,175
Fastenal Co.	474,501	22,463
Republic Services, Inc. Class A	463,690	19,711
* The Dun & Bradstreet Corp.	256,396	19,660
* Jacobs Engineering Group Inc.	223,771	19,410
Manpower Inc.	336,514	19,242
Oshkosh Truck Corp.	282,024	17,553
* AMR Corp.	606,054	16,394
Roper Industries Inc.	328,734	15,986
Pentair, Inc.	388,737	15,841
The Corporate Executive Board Co.	151,276	15,264
* Terex Corp.	191,943	15,210
* ChoicePoint Inc.	338,524	15,149
* McDermott International, Inc.	276,031	15,030
SPX Corp.	252,242	13,475
Harsco Corp.	160,210	13,237
* Flowserve Corp.	215,389	12,566
*^ US Airways Group Inc.	312,796	12,512
JLG Industries, Inc.	404,348	12,450
*^ USG Corp.	128,412	12,194
Ametek, Inc.	270,625	12,167
HNI Corp.	205,805	12,142
Aramark Corp. Class B	410,357	12,122
Graco, Inc.	262,650	11,932
Hubbell Inc. Class B	231,559	11,870
The Brink's Co.	225,044	11,423
* Stericycle, Inc.	168,571	11,399
MSC Industrial Direct Co., Inc. Class A	207,608	11,215
Teleflex Inc.	155,059	11,107
* Foster Wheeler Ltd.	234,356	11,087
* Alliant Techsystems, Inc.	139,826	10,790
The Manitowoc Co., Inc.	116,430	10,613
IDEX Corp.	202,876	10,584
Laidlaw International Inc.	384,872	10,469
* Thomas & Betts Corp.	202,894	10,425
The Timken Co.	321,536	10,376
J.B. Hunt Transport Services, Inc.	472,830	10,185
CNF Inc.	199,989	9,987
Landstar System, Inc.	225,957	9,969
Carlisle Co., Inc.	114,758	9,387
* Shaw Group, Inc.	303,786	9,235
Kennametal, Inc.	150,814	9,221
Adesa, Inc.	343,411	9,183
Trinity Industries, Inc.	167,159	9,092
Donaldson Co., Inc.	262,174	8,859
* United Rentals, Inc.	256,474	8,848
* Continental Airlines, Inc. Class B	325,882	8,766
Lincoln Electric Holdings, Inc.	160,776	8,680
* YRC Worldwide, Inc.	222,552	8,470
Herman Miller, Inc.	260,549	8,444
DRS Technologies, Inc.	152,575	8,372
Alexander & Baldwin, Inc.	169,335	8,074
GATX Corp.	194,624	8,036
Crane Co.	193,756	7,946
The Toro Co.	166,024	7,928
* Hexcel Corp.	356,439	7,831
IKON Office Solutions, Inc.	524,947	7,480
* Copart, Inc.	266,439	7,314
* Quanta Services, Inc.	452,265	7,245
* AGCO Corp.	346,909	7,195
*^ Waste Connections, Inc.	177,645	7,072
CLARCOR Inc.	197,704	7,038
Brady Corp. Class A	187,864	7,037
Briggs & Stratton Corp.	198,721	7,029
* Kansas City Southern	281,485	6,953
* BE Aerospace, Inc.	275,270	6,915
* Kirby Corp.	101,042	6,882
Acuity Brands, Inc.	171,784	6,871
* Corrections Corp. of America	151,588	6,852
* URS Corp.	165,125	6,646
* Armor Holdings, Inc.	113,798	6,633
* Genlyte Group, Inc.	95,406	6,501
Lennox International Inc.	217,371	6,491
Skywest, Inc.	221,710	6,489
* Gardner Denver Inc.	99,437	6,483
* United Stationers, Inc.	121,580	6,456
Watsco, Inc.	90,822	6,453
Nordson Corp.	128,413	6,403
*^ JetBlue Airways Corp.	590,513	6,330
* AirTran Holdings, Inc.	342,578	6,204
Granite Construction Co.	126,459	6,156
Simpson Manufacturing Co.	141,346	6,120
* Wesco International, Inc.	89,555	6,091
* Energy Conversion Devices, Inc.	122,872	6,043
* EMCOR Group, Inc.	119,756	5,947
Bucyrus International, Inc.	117,908	5,682
* EGL, Inc.	125,462	5,646
Actuant Corp.	91,510	5,602
Curtiss-Wright Corp.	83,678	5,539
* PHH Corp.	204,564	5,462
Washington Group International, Inc.	93,410	5,361
Wabtec Corp.	162,983	5,313
Watson Wyatt & Co. Holdings	162,131	5,282
* First Advantage Corp. Class A	212,307	5,134
* Ceradyne, Inc.	101,588	5,069
Deluxe Corp.	192,515	5,038
Mueller Industries Inc.	140,810	5,026
* Moog Inc.	140,769	4,996
* ESCO Technologies Inc.	98,297	4,979
* Labor Ready, Inc.	207,343	4,966
Regal-Beloit Corp.	117,429	4,964
Banta Corp.	92,845	4,826
Administaff, Inc.	88,301	4,800
* NCI Building Systems, Inc.	80,037	4,784
Florida East Coast Industries, Inc. Class A	88,008	4,744
* FTI Consulting, Inc.	164,632	4,697
* General Cable Corp.	154,773	4,694
* American Commercial Lines Inc.	98,960	4,671
Albany International Corp.	121,625	4,633
* Teledyne Technologies, Inc.	130,088	4,631
* Amerco, Inc.	46,790	4,631
* Resources Connection, Inc.	184,902	4,606
* Alaska Air Group, Inc.	128,455	4,554
* Beacon Roofing Supply, Inc.	110,839	4,504
Forward Air Corp.	120,509	4,494
* Swift Transportation Co., Inc.	205,942	4,475
* Dollar Thrifty Automotive Group, Inc.	97,357	4,420
Knight Transportation, Inc.	222,158	4,388
Kaydon Corp.	108,028	4,360
*^ GenCorp, Inc.	211,698	4,350
John H. Harland Co.	108,236	4,254
Mine Safety Appliances Co.	101,074	4,245
* Tetra Tech, Inc.	219,710	4,194
Applied Industrial Technology, Inc.	93,771	4,182
UAP Holding Corp.	194,004	4,171
* Esterline Technologies Corp.	97,426	4,165
Stewart & Stevenson Services, Inc.	113,025	4,123
* Navigant Consulting, Inc.	193,103	4,123
* Mobile Mini, Inc.	133,138	4,117
A.O. Smith Corp.	77,571	4,096
* The Advisory Board Co.	72,232	4,028
Universal Forest Products, Inc.	62,726	3,982
* AAR Corp.	136,531	3,888
* Genesee & Wyoming Inc. Class A	125,548	3,852
* Aviall, Inc.	100,429	3,824
Arkansas Best Corp.	97,515	3,815
Heartland Express, Inc.	174,861	3,810
Woodward Governor Co.	113,888	3,787
Baldor Electric Co.	108,695	3,682
Werner Enterprises, Inc.	199,994	3,674
Watts Water Technologies, Inc.	98,461	3,578
Steelcase Inc.	197,911	3,562
* Hub Group, Inc.	77,572	3,536
Franklin Electric, Inc.	63,982	3,497
* West Corp.	77,487	3,461
G & K Services, Inc. Class A	81,008	3,446
Pacer International, Inc.	104,892	3,428
Federal Signal Corp.	184,521	3,414
* Cenveo Inc.	203,990	3,382
* Orbital Sciences Corp.	211,695	3,349
* Korn/Ferry International	162,789	3,319
* CoStar Group, Inc.	63,598	3,300
NACCO Industries, Inc. Class A	21,202	3,264
Viad Corp.	89,232	3,059
* School Specialty, Inc.	88,104	3,040
* Acco Brands Corp.	134,760	2,992
* Jacuzzi Brands, Inc.	299,135	2,940
* NCO Group, Inc.	123,726	2,938
* Old Dominion Freight Line, Inc.	108,819	2,933
* EnPro Industries, Inc.	83,207	2,854
ABM Industries Inc.	147,141	2,821
* Coinstar, Inc.	108,602	2,814
Valmont Industries, Inc.	66,261	2,786
* Insituform Technologies Inc. Class A	104,457	2,779
Freightcar America Inc.	43,010	2,735
Macquarie Infrastructure Company Trust	83,008	2,698
* American Science & Engineering, Inc.	28,837	2,693
* Sequa Corp. Class A	27,535	2,693
ElkCorp	77,727	2,623
* Infrasource Services Inc.	151,976	2,615
* Astec Industries, Inc.	72,712	2,610
Barnes Group, Inc.	64,072	2,595
*^ Evergreen Solar, Inc.	168,085	2,588
Wabash National Corp.	127,685	2,522
Rollins, Inc.	123,641	2,502
* Spherion Corp.	227,979	2,371
* EnerSys	171,226	2,363
* Griffon Corp.	94,664	2,351
* Williams Scotsman International Inc.	93,552	2,343
Ameron International Corp.	31,868	2,334
* Triumph Group, Inc.	52,622	2,329
* Heidrick & Struggles International, Inc.	62,622	2,272
Healthcare Services Group, Inc.	106,362	2,272
Raven Industries, Inc.	57,507	2,249
* CBIZ Inc.	279,380	2,235
* Consolidated Graphics, Inc.	42,385	2,209
* GrafTech International Ltd.	359,117	2,191
* Power-One, Inc.	301,254	2,169
*^ A.S.V., Inc.	65,732	2,118
Kaman Corp. Class A	82,696	2,081
Kelly Services, Inc. Class A	76,081	2,067
* Republic Airways Holdings Inc.	135,104	2,001
* Encore Wire Corp.	58,895	1,995
Comfort Systems USA, Inc.	145,390	1,963
* Interline Brands, Inc.	77,687	1,960
* Hudson Highland Group, Inc.	102,000	1,932
Bowne & Co., Inc.	115,250	1,921
Vicor Corp.	94,794	1,870
Cascade Corp.	34,526	1,825
* Teletech Holdings Inc.	164,178	1,824
* CRA International Inc.	36,490	1,797
* Argon ST, Inc.	52,819	1,771
Knoll, Inc.	82,721	1,764
United Industrial Corp.	28,890	1,760
Apogee Enterprises, Inc.	104,145	1,758
* American Reprographics Co.	50,320	1,746
McGrath RentCorp	58,059	1,745
* Kforce Inc.	136,487	1,740
EDO Corp.	55,704	1,718
* II-VI, Inc.	94,870	1,716
* Sirva Inc.	199,878	1,705
* Artesyn Technologies, Inc.	155,488	1,703
Lindsay Manufacturing Co.	62,751	1,700
*^ Flow International Corp.	128,813	1,696
* The Middleby Corp.	20,145	1,687
* Perini Corp.	55,420	1,683
Cubic Corp.	69,946	1,674
*^ Capstone Turbine Corp.	452,016	1,645
CIRCOR International, Inc.	56,056	1,637
* ABX Air, Inc.	240,245	1,636
* Global Cash Access, Inc.	91,612	1,605
* Huron Consulting Group Inc.	52,744	1,598
Tredegar Corp.	100,257	1,595
* Celadon Group Inc.	72,478	1,587
* Commercial Vehicle Group Inc.	82,398	1,583
* Clean Harbors Inc.	53,104	1,576
*^ FuelCell Energy, Inc.	132,704	1,522
CDI Corp.	52,540	1,512
* SCS Transportation, Inc.	51,398	1,496
* Columbus McKinnon Corp.	55,492	1,494
*^ Ionatron Inc.	110,211	1,489
* SOURCECORP, Inc.	60,816	1,466
* Pike Electric Corp.	69,685	1,464
* Volt Information Sciences Inc.	47,106	1,440
* Essex Corp.	65,052	1,432
*^ Trex Co., Inc.	44,943	1,425
Badger Meter, Inc.	24,936	1,421
* IHS Inc.-Class A	51,700	1,414
Bluelinx Holdings Inc.	86,064	1,377
American Woodmark Corp.	38,691	1,374
* Herley Industries Inc.	65,532	1,368
The Greenbrier Cos., Inc.	33,889	1,357
Standex International Corp.	42,839	1,356
Tennant Co.	24,948	1,305
* Kadant Inc.	56,992	1,294
Central Parking Corp.	80,250	1,284
* ExpressJet Holdings, Inc.	171,444	1,276
* Mesa Air Group Inc.	111,223	1,272
* Casella Waste Systems, Inc.	89,224	1,268
Tecumseh Products Co. Class A	50,574	1,241
* RailAmerica, Inc.	115,534	1,232
* Color Kinetics Inc.	57,965	1,228
^ PW Eagle, Inc.	43,270	1,203
Insteel Industries, Inc.	21,090	1,197
* 3D Systems Corp.	54,404	1,163
*^ ENGlobal Corp.	79,259	1,158
*^ Distributed Energy Systems Corp.	162,303	1,152
* MTC Technologies, Inc.	41,053	1,149
* Team, Inc.	34,426	1,145
HEICO Corp. Class A	41,440	1,128
*^ Modtech Holdings, Inc.	127,584	1,116
^ Dynamic Materials Corp.	31,227	1,113
* Geo Group Inc.	33,089	1,103
Schawk, Inc.	42,196	1,098
* SITEL Corp.	258,316	1,085
* Baker (Michael) Corp.	38,198	1,082
* Universal Truckload Services, Inc.	43,192	1,082
The Standard Register Co.	69,544	1,078
* AAON, Inc.	44,594	1,066
* P.A.M. Transportation Services, Inc.	43,016	1,060
* Flanders Corp.	90,365	1,055
* Water Pik Technologies, Inc.	38,015	1,053
*^ Medis Technology Ltd.	45,089	1,052
* First Consulting Group, Inc.	140,991	1,042
* ICT Group, Inc.	37,952	1,032
Ennis, Inc.	52,007	1,014
* H&E Equipment Services, Inc.	33,900	987
*^ American Superconductor Corp.	86,271	979
Waste Industries USA, Inc.	44,867	972
Todd Shipyards Corp.	31,217	970
* DiamondCluster International, Inc.	90,542	969
* USA Truck, Inc.	39,210	965
* Gehl Co.	29,124	965
*^ TurboChef Technologies, Inc.	78,751	961
* K&F Industries Holdings	57,264	951
LSI Industries Inc.	54,727	933
Sun Hydraulics Corp.	43,433	929
Lawson Products, Inc.	22,441	919
*^ Plug Power, Inc.	182,742	914
* Frontier Airlines, Inc.	117,979	908
* LMI Aerospace, Inc.	49,761	903
Ampco-Pittsburgh Corp.	44,931	899
C & D Technologies, Inc.	96,317	890
* Barrett Business Services, Inc.	32,500	877
* Rush Enterprises, Inc. Class A	49,831	876
* Astronics Corp.	64,658	872
* NuCo2, Inc.	27,470	872
* On Assignment, Inc.	78,514	862
* LECG Corp.	44,129	850
* Duratek, Inc.	38,702	848
Multi-Color Corp.	28,031	842
* World Air Holdings Inc.	84,903	834
*^ Lamson & Sessions Co.	28,900	804
* Park-Ohio Holdings Corp.	40,179	802
*^ UQM Technologies, Inc.	177,859	799
* M&F Worldwide Corp.	55,676	795
* BTU International, Inc.	48,021	789
* U.S. Xpress Enterprises, Inc.	40,431	787
* Layne Christensen Co.	23,374	783
Met-Pro Corp.	58,070	769
* Electro Rent Corp.	45,186	768
* Magnatek, Inc.	193,441	768
* Milacron Inc.	471,823	760
* Industrial Distribution Group, Inc.	89,499	756
* TAL International Group, Inc.	30,900	745
* Marten Transport, Ltd.	40,855	739
Ambassadors International, Inc.	40,393	734
* Fuel-Tech N.V	45,243	723
* Peco II, Inc.	336,330	720
American Ecology Corp.	35,225	718
* Ladish Co., Inc.	24,597	713
* Learning Tree International, Inc.	58,176	705
* Willis Lease Finance Corp.	62,712	702
* Huttig Building Products, Inc.	74,839	697
* KVH Industries, Inc.	62,553	692
*^ Millennium Cell Inc.	432,470	692
* Lydall, Inc.	71,667	692
* Accuride Corp.	59,300	682
American Railcar Industries	19,400	680
* RBC Bearings Inc.	33,045	677
* Quality Distribution Inc.	51,801	675
CompX International Inc.	40,709	657
*^ Midwest Air Group Inc.	98,769	652
Synagro Technologies Inc.	129,681	648
Angelica Corp.	31,562	648
* Active Power, Inc.	129,775	648
* Axsys Technologies, Inc.	37,970	647
* U.S. Home Systems, Inc.	75,012	647
* Hawaiian Holdings, Inc.	124,100	647
* Innovative Solutions and Support, Inc.	49,512	644
Aceto Corp.	85,053	627
Titan International, Inc.	36,029	622
* Ducommun, Inc.	27,504	611
* A.T. Cross Co. Class A	104,085	598
Outlook Group Corp.	45,424	594
*^ Ultralife Batteries, Inc.	45,198	581
Interpool, Inc.	28,559	577
* DHB Industries, Inc.	120,369	575
* Standard Parking Corp.	20,405	569
Quixote Corp.	22,930	568
*^ Beacon Power Corp.	336,617	562
*^ TRM Corp.	82,197	553
*^ Valence Technology Inc.	217,533	542
* Builders FirstSource, Inc.	23,762	540
* Kenexa Corp.	17,388	535
Robbins & Myers, Inc.	24,722	534
*^ GP Strategies Corp.	75,060	531
* CPI Aerostructures, Inc.	66,315	527
* APAC Teleservices, Inc.	237,342	525
* Fiberstars, Inc.	55,387	500
* PeopleSupport Inc.	50,725	497
* WCA Waste Corp.	69,553	484
* Baldwin Technology Class A	77,500	483
* Wolverine Tube, Inc.	118,700	477
* Powell Industries, Inc.	21,827	475
* Miller Industries, Inc.	18,300	467
* Pinnacle Airlines Corp.	69,400	462
Supreme Industries, Inc. Class A	61,100	454
* Exponent, Inc.	14,063	445
* Intersections Inc.	38,414	434
* Patriot Transportation Holding, Inc.	6,178	423
Applied Signal Technology, Inc.	21,278	422
* MAIR Holdings, Inc.	89,813	420
* La Barge, Inc.	28,077	420
*^ Microvision, Inc.	137,646	403
* Spherix Inc.	146,208	402
L.S. Starrett Co. Class A	27,832	397
* Hawk Corp. Class A	28,243	393
*^ Medialink Worldwide, Inc.	91,736	391
* Covenant Transport, Inc.	26,676	389
Gorman-Rupp Co.	15,732	384
* RemedyTemp, Inc.	30,700	376
* Global Power Equipment Group Inc.	97,581	376
* Nashua Corp.	42,021	357
*^ Pemco Aviation Group, Inc.	20,380	356
* Central Freight Lines, Inc.	174,542	340
* COMSYS IT Partners Inc.	31,070	338
* Dynamex Inc.	17,119	331
* Omega Flex Inc.	17,357	331
* Frozen Food Express Industries, Inc.	30,914	323
Alamo Group, Inc.	14,352	318
Preformed Line Products Co.	9,348	317
* TRC Cos., Inc.	22,861	309
* Cornell Companies, Inc.	21,413	309
* MPW Industrial Services Group, Inc.	127,320	284
* Strategic Distribution, Inc.	29,876	269
* Catalytica Energy Systems, Inc.	176,604	268
Sypris Solutions, Inc.	28,286	267
* Odyssey Marine Exploration, Inc.	72,050	264
* Perma-Fix Environmental Services, Inc.	137,232	262
*^ Arotech Corp.	522,482	256
Tecumseh Products Co. Class B	11,900	255
* TVI Corp.	61,847	244
AMREP Corp.	5,789	229
* Sterling Construction Co., Inc.	10,044	218
Hardinge, Inc.	12,952	208
*^ Integrated Alarm Services Group, Inc.	54,633	201
* Innotrac Corp.	51,567	201
Horizon Lines Inc.	15,300	198
* Xanser Corp.	42,800	190
* Competitive Technologies, Inc.	54,564	177
* The Allied Defense Group, Inc.	8,003	176
* Taleo Corp. Class A	13,304	174
Ecology and Environment, Inc.	16,025	166
* Hurco Companies, Inc.	5,800	158
* COMFORCE Corp.	41,100	131
*^ Document Security Systems, Inc.	9,700	123
* Hudson Technology, Inc.	87,877	123
* Mac-Gray Corp.	10,300	122
* TeamStaff, Inc.	65,128	107
*^ PRG-Schultz International, Inc.	158,895	97
* AZZ Inc.	3,900	96
Providence and Worcester Railroad Co.	5,800	94
* L.B. Foster Co. Class A	4,660	91
International Aluminum Corp.	1,670	69
* Rush Enterprises, Inc. Class B	3,700	62
* Protection One, Inc.	3,280	57
Valley National Gases Inc.	2,600	56
* Lynch Corp.	6,000	49
* Allied Holdings, Inc.	39,000	33
Hubbell Inc. Class A	500	23
* Sifco Industries, Inc.	3,300	16
* BMC Industries, Inc.	126,104	-
* Kaiser Ventures LLC Class A	36,800	-

		1,576,775

Information Technology (15.4%)
* SanDisk Corp.	705,303	40,569
* Juniper Networks, Inc.	1,882,134	35,986
* Cognizant Technology Solutions Corp.	529,373	31,492
Microchip Technology, Inc.	816,174	29,627
Seagate Technology	1,027,197	27,046
Harris Corp.	513,498	24,283
* MEMC Electronic Materials, Inc.	632,741	23,361
* LAM Research Corp.	535,818	23,040
* Cadence Design Systems, Inc.	1,086,263	20,085
* BEA Systems, Inc.	1,505,345	19,765
Amphenol Corp.	340,497	17,767
* CheckFree Corp.	349,695	17,660
* Red Hat, Inc.	602,635	16,862
* Akamai Technologies, Inc.	506,577	16,661
* Western Digital Corp.	840,157	16,324
* Iron Mountain, Inc.	396,864	16,168
Intersil Corp.	545,312	15,770
* McAfee Inc.	637,155	15,502
* salesforce.com, Inc.	414,919	15,074
* Arrow Electronics, Inc.	462,170	14,914
* Activision, Inc.	1,059,416	14,609
Fidelity National Information Services, Inc.	358,440	14,535
* Avnet, Inc.	560,549	14,227
* Ceridian Corp.	556,507	14,163
CDW Corp.	240,027	14,126
* DST Systems, Inc.	241,493	13,992
Global Payments Inc.	254,965	13,516
* Rambus Inc.	328,627	12,928
* Synopsys, Inc.	551,393	12,324
* Zebra Technologies Corp. Class A	269,643	12,058
* Alliance Data Systems Corp.	257,588	12,047
* Integrated Device Technology Inc.	767,491	11,405
* International Rectifier Corp.	271,770	11,259
* F5 Networks, Inc.	153,130	11,100
Diebold, Inc.	265,689	10,920
* Agere Systems Inc.	685,780	10,314
* Vishay Intertechnology, Inc.	706,188	10,056
MoneyGram International, Inc.	327,154	10,050
Fair Isaac, Inc.	249,241	9,875
*^ Cree, Inc.	292,407	9,594
* Silicon Laboratories Inc.	173,512	9,534
* Maxtor Corp.	990,881	9,473
* Trimble Navigation Ltd.	208,218	9,380
* Fairchild Semiconductor International, Inc.	465,869	8,884
* Ingram Micro, Inc. Class A	444,123	8,882
* Palm, Inc.	380,934	8,822
* Cypress Semiconductor Corp.	518,720	8,792
* Foundry Networks, Inc.	473,011	8,590
* NAVTEQ Corp.	160,812	8,145
* Tech Data Corp.	216,330	7,985
* Atmel Corp.	1,629,353	7,691
* Openwave Systems Inc.	356,323	7,689
* 3Com Corp.	1,496,614	7,663
* Polycom, Inc.	353,161	7,657
Acxiom Corp.	295,697	7,641
* CACI International, Inc.	115,660	7,605
* FLIR Systems, Inc.	264,733	7,521
* Hyperion Solutions Corp.	228,190	7,439
* Sybase, Inc.	349,262	7,376
* Microsemi Corp.	249,006	7,249
* CNET Networks, Inc.	506,355	7,195
* Avid Technology, Inc.	161,316	7,011
National Instruments Corp.	212,372	6,928
* Brocade Communications Systems, Inc.	1,033,883	6,906
* MICROS Systems, Inc.	149,876	6,905
* Anteon International Corp.	125,475	6,846
ADTRAN Inc.	261,491	6,846
* ANSYS, Inc.	123,207	6,672
Jack Henry & Associates Inc.	287,615	6,578
* ValueClick, Inc.	384,432	6,505
* Digital River, Inc.	148,694	6,485
* Plexus Corp.	170,425	6,403
* OmniVision Technologies, Inc.	211,683	6,393
Plantronics, Inc.	180,265	6,387
* THQ Inc.	244,576	6,332
* Nuance Communications, Inc.	536,112	6,331
* Conexant Systems, Inc.	1,824,640	6,295
* RF Micro Devices, Inc.	726,169	6,281
* Benchmark Electronics, Inc.	163,149	6,257
* BISYS Group, Inc.	462,856	6,239
* Cymer, Inc.	136,866	6,219
* CommScope, Inc.	216,995	6,195
* Varian Semiconductor Equipment Associates, Inc.	220,278	6,185
* TIBCO Software Inc.	735,738	6,151
Anixter International Inc.	126,275	6,033
* Avocent Corp.	188,842	5,994
* MPS Group, Inc.	388,150	5,939
* Electronics for Imaging, Inc.	210,609	5,891
FactSet Research Systems Inc.	130,320	5,780
Imation Corp.	133,814	5,742
* Itron, Inc.	95,800	5,734
* Powerwave Technologies, Inc.	423,973	5,719
* Intermec, Inc.	187,261	5,713
* SiRF Technology Holdings, Inc.	157,709	5,584
Reynolds & Reynolds Class A	196,430	5,579
* Arris Group Inc.	404,628	5,568
* Hewitt Associates, Inc.	186,690	5,552
* Emulex Corp.	322,818	5,517
* Komag, Inc.	115,613	5,503
*^ Multi-Fineline Electronix, Inc.	93,183	5,450
* SRA International, Inc.	143,907	5,430
Cognex Corp.	179,696	5,326
* Informatica Corp.	338,721	5,267
* Take-Two Interactive Software, Inc.	274,555	5,123
* FormFactor Inc.	129,809	5,104
* aQuantive, Inc.	216,443	5,095
* Websense, Inc.	184,182	5,080
* Interdigital Communications Corp.	206,689	5,068
* BearingPoint, Inc.	596,311	5,063
* Brightpoint, Inc.	162,060	5,034
* Semtech Corp.	279,714	5,004
* RSA Security Inc.	272,673	4,892
* Perot Systems Corp.	310,828	4,836
* Digital Insight Corp.	132,212	4,813
* Intergraph Corp.	111,678	4,653
* Sonus Networks, Inc.	841,979	4,614
* eFunds Corp.	177,135	4,577
* Kronos, Inc.	122,358	4,575
Belden CDT Inc.	166,492	4,534
* Progress Software Corp.	155,208	4,515
* WebEx Communications, Inc.	133,955	4,510
* Transaction Systems Architects, Inc.	142,790	4,456
* j2 Global Communications, Inc.	94,791	4,455
*^ SunPower Corp. Class A	114,818	4,381
* Trident Microsystems, Inc.	150,516	4,374
* Macrovision Corp.	197,295	4,370
* ATMI, Inc.	144,291	4,358
* FileNet Corp.	161,259	4,357
* CSG Systems International, Inc.	186,492	4,338
* Wright Express Corp.	154,559	4,335
* Digitas Inc.	299,670	4,315
* MicroStrategy Inc.	40,372	4,251
* Finisar Corp.	857,330	4,244
* EarthLink, Inc.	441,270	4,214
* Coherent, Inc.	119,385	4,192
* ON Semiconductor Corp.	574,957	4,174
* Skyworks Solutions, Inc.	612,944	4,162
* Brooks Automation, Inc.	286,439	4,079
* Checkpoint Systems, Inc.	148,978	4,005
* Aeroflex, Inc.	288,070	3,955
* Zoran Corp.	173,935	3,806
* Euronet Worldwide, Inc.	99,939	3,781
Technitrol, Inc.	155,774	3,735
* Micrel, Inc.	246,618	3,655
* Equinix, Inc.	55,719	3,578
* Wind River Systems Inc.	286,862	3,571
* RealNetworks, Inc.	431,404	3,559
* Internet Security Systems, Inc.	147,673	3,541
AVX Corp.	198,506	3,514
Talx Corp.	123,236	3,510
* Cabot Microelectronics Corp.	93,501	3,469
Blackbaud, Inc.	163,318	3,461
* Global Imaging Systems, Inc.	89,697	3,407
* Rogers Corp.	62,458	3,403
* Quest Software, Inc.	203,686	3,402
* Tessera Technologies, Inc.	105,342	3,379
* Mentor Graphics Corp.	304,105	3,360
* Entegris Inc.	313,398	3,335
* Dycom Industries, Inc.	155,121	3,296
*^ Amkor Technology, Inc.	376,301	3,251
Black Box Corp.	67,149	3,227
* Sycamore Networks, Inc.	685,972	3,224
MTS Systems Corp.	76,319	3,192
* DSP Group Inc.	109,820	3,186
* Silicon Image, Inc.	308,581	3,181
* Rofin-Sinar Technologies Inc.	58,693	3,177
* Gartner, Inc. Class A	227,667	3,176
* Redback Networks Inc.	146,235	3,172
* KEMET Corp.	333,413	3,157
*^ Vitesse Semiconductor Corp.	852,325	3,051
*^ Marchex, Inc.	141,120	3,034
* Diodes Inc.	72,737	3,019
* Blackboard Inc.	105,673	3,002
* MKS Instruments, Inc.	128,062	3,000
* VeriFone Holdings, Inc.	98,920	2,996
* Tekelec	215,916	2,986
* Photronics Inc.	158,827	2,980
* InfoSpace, Inc.	106,463	2,976
* Hutchinson Technology, Inc.	98,469	2,971
* ScanSource, Inc.	49,031	2,962
* Littelfuse, Inc.	85,908	2,932
* Lattice Semiconductor Corp.	437,043	2,911
* Newport Corp.	153,566	2,896
Total System Services, Inc.	144,042	2,869
* TriQuint Semiconductor, Inc.	575,437	2,831
* Witness Systems, Inc.	111,295	2,827
* Power Integrations, Inc.	113,694	2,817
* Credence Systems Corp.	383,522	2,815
* Paxar Corp.	141,491	2,769
* Identix, Inc.	344,839	2,745
* Ariba, Inc.	280,296	2,741
* McDATA Corp. Class A	585,752	2,706
* Atheros Communications	102,496	2,684
* Quantum Corp.	716,004	2,678
* CMGI Inc.	1,777,367	2,631
* Keane, Inc.	165,685	2,610
* Intevac, Inc.	89,564	2,578
MAXIMUS, Inc.	71,448	2,571
Gevity HR, Inc.	104,334	2,552
United Online, Inc.	197,569	2,541
* Dolby Laboratories Inc.	121,373	2,537
* Netlogic Microsystems Inc.	60,339	2,487
* SafeNet, Inc.	93,574	2,478
* Concur Technologies, Inc.	133,596	2,476
* Electro Scientific Industries, Inc.	110,254	2,440
*^ UTStarcom, Inc.	387,136	2,435
* Epicor Software Corp.	177,911	2,389
* Adaptec, Inc.	425,147	2,351
* ManTech International Corp.	70,618	2,346
* Axcelis Technologies, Inc.	398,109	2,333
* Genesis Microchip Inc.	134,351	2,289
* Aspen Technologies, Inc.	179,018	2,265
* Secure Computing Corp.	195,096	2,251
* NetIQ Corp.	198,915	2,218
* NETGEAR, Inc.	116,582	2,216
* Cirrus Logic, Inc.	260,374	2,208
* Manhattan Associates, Inc.	99,081	2,180
* ViaSat, Inc.	75,638	2,167
* Synaptics Inc.	95,349	2,097
*^ Taser International Inc.	197,187	2,088
* Veeco Instruments, Inc.	88,941	2,077
* Comtech Telecommunications Corp.	70,772	2,064
* Altiris, Inc.	92,729	2,041
Daktronics, Inc.	55,906	2,041
* iPayment Holdings, Inc.	47,619	2,040
*^ Lexar Media, Inc.	237,336	2,036
* HomeStore, Inc.	306,674	2,012
* Standard Microsystem Corp.	77,318	2,009
* Sapient Corp.	263,004	2,007
*^ MRV Communications Inc.	488,842	2,004
* Mastec Inc.	141,122	2,000
Quality Systems, Inc.	60,270	1,995
* Advent Software, Inc.	70,033	1,990
*^ Mindspeed Technologies, Inc.	493,383	1,964
* Spansion Inc. Class A	132,600	1,962
*^ Lawson Software Inc.	254,451	1,952
* Mattson Technology, Inc.	161,008	1,932
*^ PortalPlayer Inc.	85,849	1,908
*^ Avanex Corp.	584,123	1,904
Park Electrochemical Corp.	63,555	1,875
Agilysys, Inc.	124,113	1,869
* Stratex Networks, Inc.	302,856	1,863
* Presstek, Inc.	155,480	1,850
* SPSS, Inc.	58,308	1,846
* Verint Systems Inc.	52,178	1,846
* Kulicke & Soffa Industries, Inc.	192,847	1,840
* Kanbay International Inc.	120,063	1,832
* Ultratech, Inc.	73,537	1,800
CTS Corp.	133,561	1,787
*^ Midway Games Inc.	192,968	1,779
* Vignette Corp.	120,481	1,777
* Packeteer, Inc.	152,421	1,768
* FEI Co.	89,005	1,767
infoUSA Inc.	135,893	1,764
* Neoware Systems, Inc.	58,762	1,741
* Ixia	120,965	1,725
* Advanced Digital Information Corp.	196,452	1,725
* Exar Corp.	120,689	1,723
* Art Technology Group, Inc.	534,930	1,717
* Opsware, Inc.	199,343	1,708
* SonicWALL, Inc.	237,455	1,684
* Sykes Enterprises, Inc.	118,363	1,678
* RightNow Technologies Inc.	103,869	1,648
* Extreme Networks, Inc.	322,823	1,621
Cohu, Inc.	75,709	1,607
* Silicon Storage Technology, Inc.	364,788	1,598
* Open Solutions Inc.	58,176	1,589
* iPass Inc.	195,663	1,567
* Monolithic Power Systems	83,617	1,559
* Cogent Inc.	84,136	1,543
* Anaren, Inc.	78,789	1,534
* Hypercom Corp.	164,711	1,532
* Forrester Research, Inc.	68,170	1,522
* Tyler Technologies, Inc.	137,496	1,512
* Intrado Inc.	58,098	1,509
* Asyst Technologies, Inc.	144,717	1,507
* LoJack Corp.	62,613	1,501
Inter-Tel, Inc.	69,530	1,491
* Echelon Corp.	154,894	1,462
* Lasercard Corp.	63,793	1,435
* TranSwitch Corp.	551,443	1,434
* EMCORE Corp.	139,941	1,430
* Advanced Energy Industries, Inc.	101,092	1,428
* C-COR Inc.	162,476	1,420
*^ Bankrate, Inc.	32,493	1,415
* Rudolph Technologies, Inc.	81,824	1,395
* Transmeta Corp.	681,479	1,383
* Excel Technology, Inc.	46,915	1,383
* Zhone Technologies	514,691	1,379
Landauer, Inc.	27,141	1,363
* Ansoft Corp.	32,683	1,363
* Supertex, Inc.	36,080	1,357
* webMethods, Inc.	158,682	1,336
* Interwoven Inc.	148,308	1,333
* Radiant Systems, Inc.	98,310	1,329
* InterVoice, Inc.	154,246	1,328
Startek, Inc.	56,259	1,325
* SSA Global Technologies Inc.	82,363	1,320
* Harmonic, Inc.	204,992	1,306
* iVillage Inc.	155,102	1,304
* Kopin Corp.	258,862	1,297
* The Ultimate Software Group, Inc.	50,067	1,294
* Sigma Designs, Inc.	88,417	1,290
* DTS Inc.	65,367	1,285
* Jupitermedia Corp.	71,167	1,280
* AMIS Holdings Inc.	140,215	1,270
* Sonic Solutions, Inc.	69,310	1,255
* JDA Software Group, Inc.	86,494	1,249
*^ Click Commerce, Inc.	52,133	1,248
* Advanced Analogic Technologies, Inc.	109,358	1,247
* Metrologic Instruments, Inc.	53,496	1,237
*^ FalconStor Software, Inc.	130,913	1,237
* Volterra Semiconductor Corp.	64,213	1,226
* Gerber Scientific, Inc.	117,905	1,219
* Borland Software Corp.	225,312	1,217
* Actel Corp.	75,772	1,208
*^ Universal Display Corp.	83,992	1,208
* Perficient, Inc.	104,016	1,208
* MatrixOne, Inc.	167,358	1,198
* 24/7 Real Media, Inc.	114,077	1,193
Methode Electronics, Inc. Class A	109,411	1,191
* Covansys Corp.	69,195	1,189
*^ Stratasys, Inc.	40,304	1,188
* Ciber, Inc.	184,440	1,177
* Superior Essex Inc.	45,704	1,163
* Mercury Computer Systems, Inc.	70,894	1,148
* Saba Software, Inc.	177,701	1,146
* WebSideStory, Inc.	66,119	1,137
* SI International Inc.	32,098	1,128
Bel Fuse, Inc. Class B	32,200	1,128
Integral Systems, Inc.	41,790	1,128
*^ Bookham, Inc.	117,460	1,121
* Ditech Communications Corp.	106,837	1,116
* RadiSys Corp.	56,164	1,115
* Agile Software Corp.	145,755	1,112
* SBS Technologies, Inc.	68,591	1,111
*^ VA Software Corp.	231,231	1,108
* The Knot, Inc.	60,980	1,104
* Lionbridge Technologies, Inc.	139,465	1,103
* Actuate Software Corp.	258,867	1,100
* Glenayre Technologies, Inc.	208,450	1,094
Syntel, Inc.	57,752	1,093
*^ GlobeTel Communications Corp.	436,773	1,088
* S1 Corp.	215,675	1,087
* MIPS Technologies, Inc.	145,475	1,085
* Fargo Electronics	63,399	1,072
* ANADIGICS, Inc.	134,933	1,066
* NetRatings, Inc.	80,357	1,065
* Internet Capital Group Inc.	111,673	1,052
* Maxwell Technologies, Inc.	53,637	1,046
Stellent Inc.	87,546	1,038
* Concurrent Computer Corp.	320,515	1,035
*^ International DisplayWorks, Inc.	157,348	1,031
* eCollege.com Inc.	54,670	1,030
* DealerTrack Holdings Inc.	47,900	1,021
*^ ParkerVision, Inc.	92,427	1,008
* Network Engines, Inc.	325,222	1,008
* Symmetricom Inc.	117,778	1,007
* Entrust, Inc.	222,883	1,003
* Micronetics Inc.	45,328	1,003
* Heartland Payment Systems, Inc.	40,400	1,001
* Lightbridge, Inc.	88,487	982
* CyberSource Corp.	88,007	982
* Photon Dynamics, Inc.	52,357	982
* Digi International, Inc.	83,892	979
* NIC Inc.	157,965	968
* QuickLogic Corp.	168,260	966
* Keynote Systems Inc.	83,489	955
* EPIQ Systems, Inc.	49,701	944
* Sirenza Microdevices, Inc.	99,463	940
* Blue Coat Systems, Inc.	42,964	934
* Dot Hill Systems Corp.	131,020	930
* Online Resources Corp.	71,477	929
* EMS Technologies, Inc.	50,786	916
* Semitool, Inc.	80,366	914
* Ulticom, Inc.	84,985	914
* DDi Corp.	113,275	911
* Pegasystems Inc.	111,298	908
*^ Viisage Technology, Inc.	51,859	908
Keithley Instruments Inc.	58,920	905
* MRO Software Inc.	56,495	902
* ADE Corp.	29,350	899
* Immersion Corp.	102,746	892
*^ VASCO Data Security International, Inc.	108,177	885
* LTX Corp.	163,578	883
*^ Applied Digital Solutions, Inc.	303,398	880
* Rimage Corp.	38,854	877
* IXYS Corp.	93,607	863
* ONYX Software Corp.	180,294	856
* Bitstream Inc.	114,755	853
TheStreet.com, Inc.	112,587	851
* TTM Technologies, Inc.	57,854	838
*^ SatCon Technology Corp.	364,224	838
* SAVVIS Communications Corp.	559,359	833
* SigmaTel Inc.	95,357	833
Renaissance Learning, Inc.	46,086	830
* Oplink Communications, Inc.	47,478	823
* SYNNEX Corp.	44,327	823
* Pericom Semiconductor Corp.	83,298	821
*^ Novatel Wireless, Inc.	91,524	819
* Magma Design Automation, Inc.	93,382	808
* Safeguard Scientifics, Inc.	325,905	805
* Monolithic System Technology, Inc.	90,200	799
* Rackable Systems Inc.	15,000	793
* Tollgrade Communications, Inc.	52,472	781
* Pegasus Solutions Inc.	82,612	777
* Nanometrics Inc.	55,924	775
* LookSmart, Ltd.	142,222	765
* Tumbleweed Communications Corp.	254,504	761
* American Power Technology, Inc.	51,819	760
* Moldflow Corp.	48,337	759
* Measurement Specialties, Inc.	29,020	759
* Peerless Systems Corp.	101,539	758
* Zygo Corp.	46,171	754
* Westell Technologies, Inc.	185,021	753
* PDF Solutions, Inc.	39,743	752
* Segue Software, Inc.	87,039	751
* Smith Micro Software, Inc.	61,025	750
* Chordiant Software, Inc.	214,661	749
*^ Convera Corp.	77,913	746
* Applied Films Corp.	38,372	746
* Aware, Inc.	127,112	736
* COMARCO, Inc.	64,390	736
* Docucorp International, Inc.	88,994	735
* Raindance Communications, Inc.	270,880	731
* Zones, Inc.	99,287	728
* Aetrium, Inc.	143,604	724
* LivePerson, Inc.	99,899	723
* Spectrum Control, Inc.	87,645	717
* Staktek Holdings Inc.	115,552	716
* Electroglas, Inc.	131,022	713
* Applix, Inc.	93,367	712
* AXT, Inc.	184,001	712
* I.D. Systems, Inc.	28,426	711
* iGATE Corp.	120,187	709
* SeaChange International, Inc.	91,166	708
* Planar Systems, Inc.	41,798	707
* Mechanical Technology Inc.	188,303	706
* Nu Horizons Electronics Corp.	82,410	701
American Software, Inc. Class A	95,757	696
* I-many, Inc.	434,797	696
* PLX Technology, Inc.	54,543	685
* Bottomline Technologies, Inc.	49,482	679
*^ Terremark Worldwide, Inc.	79,774	678
* Mobility Electronics, Inc.	81,348	678
* Answerthink Consulting Group, Inc.	105,216	677
* Manugistics Group, Inc.	313,015	676
* WJ Communications, Inc.	267,176	673
* Hittite Microwave Corp.	19,900	671
* CyberOptics Corp.	44,789	670
*^ NVE Corp.	41,669	668
* LeCroy Corp.	42,597	667
* Dynamics Research Corp.	44,681	666
* Cherokee International Corp.	130,103	664
* PC-Tel, Inc.	69,661	663
* Virage Logic Corp.	60,709	655
* Viewpoint Corp.	474,096	654
* Integrated Silicon Solution, Inc.	97,428	647
* ePlus Inc.	45,188	643
* Radyne Comstream Inc.	40,102	640
* OSI Systems Inc.	30,126	637
* OPNET Technologies, Inc.	59,264	635
QAD Inc.	83,858	627
*^ Infocrossing, Inc.	51,985	626
* Centillium Communications, Inc.	163,068	625
*^ 8X8 Inc.	354,696	621
* MapInfo Corp.	43,998	617
* Netsmart Technologies, Inc.	44,433	616
* Globecomm Systems, Inc.	83,120	615
* EFJ, Inc.	56,535	610
*^ Vyyo Inc.	84,015	610
* Pixelworks, Inc.	122,584	609
X-Rite Inc.	45,638	606
* Access Intergrated Technologies Inc.	47,000	604
* NetManage, Inc.	99,810	599
* TechTeam Global, Inc.	53,078	591
* TNS Inc.	27,838	590
* Iomega Corp.	178,042	584
* Airspan Networks Inc.	86,120	581
* Catapult Communications Corp.	43,701	581
* Tut Systems, Inc.	186,482	580
Communications Systems, Inc.	54,604	576
* Microtune, Inc.	109,300	571
* Internap Network Services Corp.	606,904	570
* Captaris Inc.	123,151	570
* SM&A Corp.	87,587	569
Astro-Med, Inc.	52,170	569
*^ Travelzoo, Inc.	28,777	563
* Ultra Clean Holdings, Inc.	74,768	561
* CallWave, Inc.	124,982	557
* Ciprico Inc.	91,760	553
*^ Sento Corp.	71,517	551
*^ Sumtotal Systems Inc.	108,866	550
*^ American Technology Corp.	131,100	548
* Evans & Sutherland Computer Corp.	85,094	546
* Innovex, Inc.	105,255	546
* White Electronic Designs Corp.	93,162	546
* FSI International, Inc.	102,598	541
* PlanetOut, Inc.	53,102	539
*^ FARO Technologies, Inc.	37,796	539
*^ The SCO Group, Inc.	123,120	536
* Vitria Technology, Inc.	182,788	532
* ZiLOG, Inc.	172,700	530
* Performance Technologies, Inc.	70,576	529
* Calamp Corp.	44,830	526
*^ Pemstar Inc.	250,940	519
*^ HouseValues, Inc.	62,696	517
MOCON, Inc.	57,214	516
*^ SpatiaLight, Inc.	145,146	514
* OpenTV Corp.	174,281	512
* Optical Communication Products, Inc.	166,232	512
* Key Tronic Corp.	117,640	512
*^ WorldGate Communications, Inc.	255,266	511
*^ Research Frontiers, Inc.	130,605	504
* RF Monolithics, Inc.	80,559	495
* Merix Corp.	39,237	483
* WatchGuard Technologies, Inc.	94,165	480
*^ i2 Technologies, Inc.	27,500	473
* PAR Technology Corp.	26,600	472
*^ Lumera Corp.	117,679	470
* Ikanos Communications, Inc.	23,759	468
* Autobytel Inc.	96,911	467
* Hifn, Inc.	59,879	467
* Lantronix, Inc.	198,436	464
* eLoyalty Corp.	29,651	457
* SRS Labs, Inc.	75,419	454
* Quovadx, Inc.	142,059	453
* SupportSoft, Inc.	98,661	437
* PC Connection, Inc.	75,506	435
* Mobius Management Systems, Inc.	69,416	434
* InFocus Corp.	91,029	432
*^ SAFLINK Corp.	507,801	427
* Terayon Communications Systems, Inc.	232,369	425
* NetScout Systems, Inc.	46,695	425
SpectraLink Corp.	33,791	424
* Corillian Corp.	108,754	423
* Carreker Corp.	65,726	423
* NMS Communications Corp.	111,593	421
* Embarcadero Technologies, Inc.	59,746	418
* Indus International, Inc.	114,548	417
*^ Telkonet, Inc.	95,850	407
* Carrier Access Corp.	66,953	403
* Bell Microproducts Inc.	64,646	398
* Optical Cable Corp.	76,699	398
* ESS Technology, Inc.	119,195	396
*^ Cray Inc.	218,379	395
* Ramtron International Corp.	201,564	391
* Alliance Semiconductor Corp.	140,022	388
* Computer Task Group, Inc.	91,166	387
* Web.com, Inc.	64,793	384
Inforte Corp.	86,114	377
*^ MTI Technology Corp.	269,906	375
*^ Endwave Corp.	25,323	372
* Network Equipment Technologies, Inc.	93,397	371
* Datalink Corp.	89,848	369
* SteelCloud Inc.	210,489	368
*^ Imergent, Inc.	33,300	368
*^ AXS-One Inc.	167,586	367
* Miva Inc.	89,933	367
* Therma-Wave Inc.	222,283	360
* Napster, Inc.	104,429	353
* PLATO Learning, Inc.	37,178	353
*^ Wave Systems Corp.	585,501	352
* Greenfield Online, Inc.	58,417	350
* Video Display Corp.	36,589	347
* ActivIdentity Corp.	81,904	343
*^ Zix Corp.	232,063	339
* Computer Horizons Corp.	66,816	334
*^ Digital Angel Corp.	76,650	330
Woodhead Industries, Inc.	19,790	329
*^ Global ePoint, Inc.	98,282	326
* California Micro Devices Corp.	41,185	326
* Hauppage Digital, Inc.	85,391	322
*^ Intelli-Check Inc.	48,998	322
* MetaSolv, Inc.	104,560	320
* Tier Technologies, Inc.	39,424	317
*^ ACE*COMM Corp.	114,022	316
* Ibis Technology Corp.	88,094	313
* Zomax Inc.	163,740	301
* AuthentiDate Holding Corp.	76,529	298
* Telular Corp.	91,158	295
* Management Network Group Inc.	134,507	295
* Overland Storage, Inc.	32,429	294
* Phoenix Technologies Ltd.	43,084	292
TSR, Inc.	52,940	291
*^ SCM Microsystems, Inc.	82,596	289
* deltathree, Inc.	99,618	289
* Napco Security Systems, Inc.	17,323	287
* Selectica, Inc.	95,779	282
* Catalyst Semiconductor, Inc.	56,927	279
* SimpleTech, Inc.	74,108	279
* Aptimus, Inc.	41,948	271
* Rainmaker Systems, Inc.	61,501	266
* TransAct Technologies Inc.	27,979	264
* En Pointe Technologies, Inc.	116,789	263
* Private Business Inc.	154,418	263
* Delphax Technologies, Inc.	81,502	261
* Leadis Technology Inc.	45,520	259
* FOCUS Enhancements, Inc.	383,012	257
* Allied Motion Technologies, Inc.	67,372	253
* EasyLink Services Corp.	363,690	240
* Onvia.com, Inc.	39,827	239
*^ Interchange Corp.	64,877	238
* Avici Systems Inc.	51,664	230
*^ IPIX Corp.	165,395	228
* Applied Innovation Inc.	52,917	227
* InterVideo Inc.	20,798	226
* BSQUARE Corp.	74,859	220
* Digimarc Corp.	28,830	215
* Interlink Electronics Inc.	69,789	214
* Intraware, Inc.	26,402	205
* NeoMagic Corp.	36,320	203
* Atari, Inc.	310,104	198
*^ On2 Technologies, Inc.	245,535	196
* Synplicity, Inc.	30,306	196
* Kintera Inc.	131,736	194
* Innodata Isogen, Inc.	64,325	194
* Somera Communications, Inc.	454,855	193
* Data I/O Corp.	42,321	192
Mesa Laboratories, Inc.	12,102	171
* LogicVision, Inc.	117,053	164
*^ Motive, Inc.	41,987	164
* DataTRAK International Inc.	22,309	164
Bel Fuse, Inc. Class A	5,719	161
* Stratos International Inc.	19,320	156
*^ LightPath Technologies, Inc. Class A	24,190	156
* JMAR Technologies, Inc.	175,788	155
* Icad Inc.	95,355	149
*^ eMerge Interactive, Inc.	366,319	148
*^ Loudeye Corp.	289,155	148
* Versant Corp.	21,333	148
* Sunrise Telecom Inc.	65,460	147
* InsWeb Corp.	55,315	147
*^ Verso Technologies, Inc.	89,779	146
* Evolving Systems, Inc.	71,344	143
* Technology Solutions Co.	15,243	140
* Pervasive Software Inc.	33,466	138
* RAE Systems, Inc.	37,800	135
* Website Pros, Inc.	9,200	129
* OYO Geospace Corp.	2,173	128
*^ Verticalnet, Inc.	255,191	126
* American Access Technologies Inc.	77,800	122
* Qualstar Corp.	29,407	119
* Cascade Microtech, Inc.	9,100	118
*^ Telecommunication Systems, Inc.	41,811	107
Richardson Electronics, Ltd.	11,090	104
* Firstwave Technologies, Inc.	49,096	94
* Pfsweb Inc.	73,541	90
*^ Cosine Communications, Inc.	34,812	87
* Superconductor Technologies Inc.	20,486	82
* Suntron Corp.	34,866	78
*^ Majesco Entertainment Co.	54,532	75
* Callidus Software Inc.	16,436	73
* TII Network Technologies, Inc.	28,451	66
*^ Verilink Corp.	86,492	58
*^ Cognitronics Corp.	18,400	57
Frequency Electronics, Inc.	3,700	52
* Smart Modular Technologies Inc.	5,300	48
* Bell Industries, Inc.	17,100	46
* Think Partnership Inc.	22,500	42
*^ VCampus Corp.	62,830	41
* MakeMusic! Inc.	7,540	40
* GSE Systems, Inc.	17,170	30
* Airnet Communications Corp.	15,179	14
* Eagle Broadband, Inc.	152,800	14
* Conolog Corp.	13,046	12
* ISCO International, Inc.	18,000	7
* Analytical Surveys, Inc.	2,531	4
* Simulations Plus, Inc.	800	3
* Radview Software Ltd.	9,000	1
* Media 100 Inc.	162,889	1
* Optical Cable Corp. Warrants Exp. 10/24/2007	1,052	-
* US Dataworks Inc.	100	-
* Synergy Brands Inc.	25	-

		1,862,200

Materials (4.2%)
Martin Marietta Materials, Inc.	175,336	18,766
Lyondell Chemical Co.	785,200	15,625
Sonoco Products Co.	378,073	12,805
Eagle Materials, Inc.	195,157	12,443
Commercial Metals Co.	224,529	12,010
* Crown Holdings, Inc.	638,570	11,328
Lubrizol Corp.	261,410	11,201
Valspar Corp.	389,551	10,857
Lafarge North America Inc.	128,984	10,835
Chemtura Corp.	919,480	10,831
Florida Rock Industries, Inc.	181,395	10,198
Airgas, Inc.	258,001	10,085
Reliance Steel & Aluminum Co.	105,874	9,944
* Smurfit-Stone Container Corp.	720,294	9,774
FMC Corp.	148,245	9,188
Cytec Industries, Inc.	152,811	9,170
Steel Dynamics, Inc.	148,822	8,443
Cabot Corp.	242,372	8,238
RPM International, Inc.	453,184	8,130
Scotts Miracle-Gro Co.	174,633	7,991
Carpenter Technology Corp.	84,394	7,977
AptarGroup Inc.	134,839	7,450
^ Cleveland-Cliffs Inc.	84,372	7,350
* The Mosaic Co.	506,854	7,273
* Oregon Steel Mills, Inc.	136,969	7,009
* Coeur d'Alene Mines Corp.	1,062,588	6,971
Albemarle Corp.	146,757	6,655
* Owens-Illinois, Inc.	376,088	6,533
Quanex Corp.	96,549	6,433
* Headwaters Inc.	161,392	6,422
Bowater Inc.	214,304	6,339
* AK Steel Corp.	421,639	6,325
*^ Titanium Metals Corp.	125,338	6,085
Greif Inc. Class A	88,682	6,068
Olin Corp.	276,502	5,936
H.B. Fuller Co.	111,903	5,745
* Aleris International Inc.	119,262	5,733
* Chaparral Steel Co.	87,534	5,683
Worthington Industries, Inc.	274,195	5,500
Texas Industries, Inc.	88,567	5,357
Packaging Corp. of America	238,635	5,355
* RTI International Metals, Inc.	88,276	4,842
* Huntsman Corp.	236,927	4,573
Minerals Technologies, Inc.	76,615	4,475
Celanese Corp. Series A	195,059	4,090
* Century Aluminum Co.	87,616	3,719
Schnitzer Steel Industries, Inc. Class A	81,912	3,510
* Nalco Holding Co.	195,691	3,464
Silgan Holdings, Inc.	85,709	3,443
Georgia Gulf Corp.	131,515	3,418
Gibraltar Industries Inc.	113,971	3,358
* PolyOne Corp.	353,072	3,291
Sensient Technologies Corp.	180,684	3,261
Ferro Corp.	160,936	3,219
* Stillwater Mining Co.	190,521	3,136
Glatfelter	170,113	3,118
MacDermid, Inc.	96,772	3,111
* Symyx Technologies, Inc.	110,537	3,066
*^ W.R. Grace & Co.	230,309	3,063
Compass Minerals International	122,479	3,061
A. Schulman Inc.	118,676	2,937
Arch Chemicals, Inc.	92,870	2,823
Wausau Paper Corp.	197,308	2,796
CF Industries Hldgs Inc.	162,986	2,769
* Hecla Mining Co.	404,326	2,673
^ Royal Gold, Inc.	73,431	2,657
NewMarket Corp.	55,192	2,627
Ryerson Tull, Inc.	96,728	2,588
* OM Group, Inc.	108,688	2,500
Deltic Timber Corp.	40,574	2,459
AMCOL International Corp.	82,541	2,377
Westlake Chemical Corp.	64,139	2,216
Spartech Corp.	85,834	2,060
Metal Management, Inc.	58,576	1,854
Myers Industries, Inc.	114,021	1,823
* Senomyx, Inc.	108,969	1,794
A.M. Castle & Co.	59,957	1,769
* U.S. Concrete, Inc.	113,860	1,646
Neenah Paper Inc.	49,458	1,620
*^ Terra Industries, Inc.	225,556	1,590
* Pioneer Cos., Inc.	50,358	1,536
*^ Zoltek Cos., Inc.	64,801	1,481
* Rockwood Holdings, Inc.	63,600	1,464
* Brush Engineered Materials Inc.	72,478	1,431
Schweitzer-Mauduit International, Inc.	59,296	1,423
Rock-Tenn Co.	87,334	1,309
American Vanguard Corp.	41,919	1,281
Olympic Steel, Inc.	41,687	1,258
* Tronox Inc. Class B	72,900	1,239
Steel Technologies, Inc.	47,970	1,166
Roanoke Electric Steel Corp.	35,653	1,152
* Omnova Solutions Inc.	181,817	1,113
* Buckeye Technology, Inc.	117,986	1,068
* Caraustar Industries, Inc.	99,432	1,023
* Universal Stainless & Alloy Products, Inc.	38,907	1,000
* AEP Industries, Inc.	28,504	939
* Northwest Pipe Co.	30,805	935
* Wheeling-Pittsburgh Corp.	50,829	933
*^ Nonophase Technologies Corp.	114,020	879
Calgon Carbon Corp.	137,214	844
NN, Inc.	64,826	837
* Lesco, Inc.	44,246	757
* Graphic Packaging Corp.	361,933	749
NL Industries, Inc.	67,820	721
* Material Sciences Corp.	57,940	700
Chesapeake Corp. of Virginia	49,251	684
Wellman, Inc.	106,970	680
Bairnco Corp.	62,600	669
^ Tronox Inc.	38,574	654
* Maxxam Inc.	19,691	640
Balchem Corp.	27,479	634
Penford Corp.	38,864	625
Packaging Dynamics Corp.	42,267	585
Pope & Talbot, Inc.	62,721	426
* Mod-Pac Corp.	35,641	413
Koppers Holdings, Inc.	19,800	389
Stepan Co.	13,107	387
Quaker Chemical Corp.	15,522	338
* Landec Corp.	42,191	337
* TOR Minerals International, Inc.	131,059	336
Rock of Ages Corp.	65,442	326
Hawkins, Inc.	20,963	295
Great Northern Iron Ore	2,100	285
* Eden Bioscience Corp.	261,610	235
Nevada Chemicals, Inc.	26,181	213
* Flotek Industries, Inc.	6,500	163
CPAC, Inc.	15,065	62
* United States Lime & Mineral	1,800	50
* Canyon Resources Corp.	47,600	41
* ADA-ES Inc	1,373	33

		501,595

Telecommunication Services (1.4%)
* NII Holdings Inc.	475,143	28,019
* Crown Castle International Corp.	580,588	16,460
* Nextel Partners, Inc.	425,301	12,045
* American Tower Corp. Class A	394,573	11,963
Telephone & Data Systems, Inc.	245,814	9,695
* SBA Communications Corp.	281,227	6,584
* U.S. Cellular Corp.	96,578	5,733
Telephone & Data Systems, Inc. - Special Common Shares	147,351	5,563
PanAmSat Holding Corp.	192,802	4,785
* Dobson Communications Corp.	571,627	4,584
* Time Warner Telecom Inc.	250,871	4,503
* NeuStar, Inc. Class A	139,799	4,334
* Cincinnati Bell Inc.	946,189	4,277
* Level 3 Communications, Inc.	807,861	4,185
* Leap Wireless International, Inc.	84,416	3,680
*^ Broadwing Corp.	226,386	3,337
USA Mobility, Inc.	105,001	2,990
Commonwealth Telephone Enterprises, Inc.	83,902	2,890
* UbiquiTel Inc.	274,924	2,777
* General Communication, Inc.	188,349	2,277
* Syniverse Holdings Inc.	132,543	2,094
Iowa Telecommunications Services Inc.	92,076	1,757
* Premiere Global Services, Inc.	213,718	1,720
Valor Communications Group, Inc.	126,201	1,661
FairPoint Communications, Inc.	118,810	1,642
*^ Covad Communications Group, Inc.	832,800	1,607
Centennial Communications Corp. Class A	173,072	1,269
* IDT Corp. Class B	113,890	1,261
Surewest Communications	47,649	1,149
Alaska Communications Systems Holdings, Inc.	80,333	974
North Pittsburgh Systems, Inc.	36,311	847
* Cogent Communications Group, Inc.	85,705	836
* Rural Cellular Corp. Class A	54,848	807
Consolidated Communications Holdings, Inc.	49,454	805
CT Communications, Inc.	57,353	779
Shenandoah Telecommunications Co.	15,888	715
*^ US LEC Corp. Class A	265,014	710
* @ Road, Inc.	138,284	701
* Wireless Facilities, Inc.	170,650	686
Hector Communications Corp.	22,609	671
*^ InPhonic, Inc.	93,751	655
* Talk America Holdings, Inc.	76,126	649
*^ Boston Communications Group, Inc.	209,840	556
* LCC International, Inc. Class A	126,066	460
* Arbinet Holdings, Inc.	60,609	446
D&E Communications, Inc.	33,192	373
* Ntelos Holdings Corp	26,148	366
* Mpower Holding Corp.	241,700	358
Warwick Valley Telephone Co.	16,325	353
* Echelon Telecom, Inc.	19,600	308
Atlantic Tele-Network, Inc.	5,068	289
Hickory Tech Corp.	32,464	274
* Suncom Wireless Holdings, Inc. Class A	140,233	271
*^ Primus Telecommunications Group, Inc.	324,398	250
* Pac-West Telecom, Inc.	199,700	186
* XETA Technologies Inc.	87,804	180
* First Avenue Networks, Inc.	17,000	150
*^ Metro One Telecommunications, Inc.	226,517	147
*^ FiberNet Telecom Group, Inc.	32,927	117
* Multiband Corp.	82,280	100
*^ Fusion Telecommunications International, Inc.	34,800	94
* IDT Corp.	7,368	81
* Cbeyond Communications, Inc.	1,400	25
* GoAmerica, Inc.	2,302	8
* Trinsic Inc.	4,606	3

		170,071

Utilities (4.2%)
* Mirant Corp.	1,423,343	35,584
Questar Corp.	326,755	22,889
Wisconsin Energy Corp.	448,255	17,926
SCANA Corp.	438,668	17,213
Equitable Resources, Inc.	459,259	16,768
Pepco Holdings, Inc.	727,930	16,590
MDU Resources Group, Inc.	459,663	15,376
* NRG Energy, Inc.	325,348	14,712
ONEOK, Inc.	449,274	14,489
Alliant Energy Corp.	449,122	14,134
Energy East Corp.	565,932	13,752
Aqua America, Inc.	493,090	13,718
DPL Inc.	484,962	13,094
* Reliant Energy, Inc.	1,167,409	12,351
NSTAR	409,173	11,706
Northeast Utilities	587,964	11,483
AGL Resources Inc.	298,212	10,751
* Sierra Pacific Resources	769,597	10,628
National Fuel Gas Co.	323,931	10,599
OGE Energy Corp.	347,012	10,063
Energen Corp.	280,851	9,830
Puget Energy, Inc.	442,393	9,370
Southern Union Co.	374,807	9,306
UGI Corp. Holding Co.	402,549	8,482
Hawaiian Electric Industries Inc.	310,618	8,427
Atmos Energy Corp.	310,098	8,165
Great Plains Energy, Inc.	286,837	8,074
Vectren Corp.	291,978	7,702
WPS Resources Corp.	153,192	7,540
^ Piedmont Natural Gas, Inc.	292,683	7,021
Westar Energy, Inc.	333,338	6,937
PNM Resources Inc.	263,575	6,431
* Aquila, Inc.	1,432,180	5,714
WGL Holdings Inc.	186,883	5,685
ALLETE, Inc.	115,587	5,386
IDACORP, Inc.	162,930	5,298
Duquesne Light Holdings, Inc.	299,621	4,944
New Jersey Resources Corp.	106,018	4,797
Black Hills Corp.	127,290	4,328
Cleco Corp.	191,882	4,285
NorthWestern Corp.	137,137	4,270
Southwest Gas Corp.	152,067	4,250
UniSource Energy Corp.	134,168	4,092
Avista Corp.	186,759	3,857
Northwest Natural Gas Co.	106,028	3,763
* El Paso Electric Co.	184,328	3,510
Otter Tail Corp.	112,888	3,239
South Jersey Industries, Inc.	111,423	3,039
California Water Service Group	66,477	2,995
The Laclede Group, Inc.	81,647	2,810
American States Water Co.	69,656	2,602
UIL Holdings Corp.	48,644	2,547
MGE Energy, Inc.	75,103	2,492
CH Energy Group, Inc.	51,250	2,460
^ Empire District Electric Co.	89,364	1,986
Ormat Technologies Inc.	47,979	1,828
SJW Corp.	52,618	1,413
Southwest Water Co.	83,847	1,337
ITC Holdings Corp.	40,100	1,053
EnergySouth, Inc.	32,077	1,020
* Cadiz Inc	54,400	950
Connecticut Water Services, Inc.	34,589	907
Cascade Natural Gas Corp.	45,522	897
Central Vermont Public Service Corp.	38,711	821
Chesapeake Utilities Corp.	26,082	815
* Semco Energy Inc.	137,899	764
Middlesex Water Co.	40,065	759
Green Mountain Power Corp.	23,127	668
UNITILI Corp.	23,826	622
Maine & Maritimes Corp.	26,825	412
York Water Co.	10,321	271
BIW Ltd.	2,000	39
* Cap Rock Energy Corp.	633	15

		504,051

Total Common Stocks
(Cost $9,272,854)		11,993,705

Temporary Cash Investments (4.9%)

Money Market Fund (4.9%)
1 Vanguard Market Liquidity Fund 4.715%	591,254,427	591,254

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal Home Loan Mortgage Corp.
3 4.807%, 6/21/2006	6,000	5,938

Total Temporary Cash Investments
(Cost $597,190)		597,192

Total Investments (104.2%)
(Cost $9,870,044)		12,590,897

Other Assets and Liabilities—Net (-4.2%)		(507,523)

Net Assets (100%)		12,083,374

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $5,938,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $9,870,044,000. Net unrealized appreciation of investment securities for tax purposes was $2,720,853,000, consisting of unrealized gains of $3,759,528,000 on securities that had risen in value since their purchase and $1,038,675,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 4.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	125	48,238	2,604
S&P MidCap 400 Index	42	16,766	531
E-mini Russell 2000 Index	207	15,976	469

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Total Stock Market Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (11.4%)
Home Depot, Inc.	10,057,990	425,453
Time Warner, Inc.	21,663,076	363,723
The Walt Disney Co.	9,518,814	265,480
* Comcast Corp. Class A	9,302,524	243,354
Lowe's Cos., Inc.	3,509,385	226,145
Target Corp.	3,955,993	205,751
McDonald's Corp.	5,961,173	204,826
News Corp., Class A	11,544,750	191,758
* Starbucks Corp.	3,636,815	136,890
* Viacom Inc. Class B	2,995,986	116,244
Best Buy Co., Inc.	1,984,358	110,985
* Liberty Media Corp.	12,712,216	104,367
The McGraw-Hill Cos., Inc.	1,777,516	102,420
Carnival Corp.	2,114,643	100,171
Federated Department Stores, Inc.	1,289,254	94,116
Staples, Inc.	3,469,179	88,533
* Kohl's Corp.	1,468,869	77,865
NIKE, Inc. Class B	875,811	74,532
* Sears Holdings Corp.	546,777	72,306
CBS Corp.	2,999,786	71,935
Omnicom Group Inc.	855,861	71,250
Starwood Hotels & Resorts Worldwide, Inc.	1,038,264	70,322
Johnson Controls, Inc.	912,004	69,248
Gannett Co., Inc.	1,136,434	68,095
Harley-Davidson, Inc.	1,303,577	67,630
Ford Motor Co.	8,480,675	67,506
J.C. Penney Co., Inc. (Holding Co.)	1,102,374	66,594
Yum! Brands, Inc.	1,341,494	65,545
Harrah's Entertainment, Inc.	826,549	64,438
Clear Channel Communications, Inc.	2,177,644	63,173
* Coach, Inc.	1,800,718	62,269
Marriott International, Inc. Class A	839,895	57,617
International Game Technology	1,617,133	56,955
Fortune Brands, Inc.	692,734	55,855
* DIRECTV Group, Inc.	3,365,093	55,188
* Office Depot, Inc.	1,464,754	54,547
TJX Cos., Inc.	2,184,248	54,213
* Bed Bath & Beyond, Inc.	1,408,055	54,069
The Gap, Inc.	2,888,235	53,952
* Amazon.com, Inc.	1,474,098	53,819
^ General Motors Corp.	2,145,644	45,638
D. R. Horton, Inc.	1,338,215	44,455
Hilton Hotels Corp.	1,721,007	43,817
Pulte Homes, Inc.	1,043,870	40,105
Limited Brands, Inc.	1,621,153	39,653
^ Eastman Kodak Co.	1,363,185	38,769
Nordstrom, Inc.	960,110	37,617
Centex Corp.	605,938	37,562
* NTL Inc.	1,284,236	37,384
* Apollo Group, Inc. Class A	711,384	37,355
Genuine Parts Co.	823,896	36,111
* Univision Communications Inc.	1,018,256	35,099
* Chico's FAS, Inc.	858,935	34,907
Mattel, Inc.	1,920,097	34,811
Wendy's International, Inc.	552,744	34,303
Lennar Corp. Class A	560,287	33,830
Newell Rubbermaid, Inc.	1,311,560	33,038
Harman International Industries, Inc.	297,273	33,036
Black & Decker Corp.	372,397	32,358
H & R Block, Inc.	1,474,903	31,932
* IAC/InterActiveCorp	1,048,932	30,912
*^ Sirius Satellite Radio, Inc.	6,012,067	30,541
* EchoStar Communications Corp. Class A	1,001,658	29,920
Whirlpool Corp.	323,900	29,627
* Cablevision Systems NY Group Class A	1,067,440	28,501
Tribune Co.	1,025,267	28,123
Darden Restaurants Inc.	676,885	27,773
Sherwin-Williams Co.	554,568	27,418
* AutoZone Inc.	272,114	27,127
* MGM Mirage, Inc.	596,239	25,692
Tiffany & Co.	676,845	25,409
KB Home	390,939	25,403
Abercrombie & Fitch Co.	414,954	24,192
VF Corp.	423,645	24,105
Michaels Stores, Inc.	639,223	24,022
* XM Satellite Radio Holdings, Inc.	1,059,025	23,584
Royal Caribbean Cruises, Ltd.	550,118	23,116
* Expedia, Inc.	1,135,150	23,009
Dollar General Corp.	1,282,641	22,664
^ Garmin Ltd.	282,728	22,457
* Liberty Global, Inc. Class A	1,088,492	22,281
Station Casinos, Inc.	276,329	21,932
* Las Vegas Sands Corp.	381,311	21,605
Advance Auto Parts, Inc.	516,116	21,491
* Lamar Advertising Co. Class A	406,790	21,405
Leggett & Platt, Inc.	877,606	21,387
Circuit City Stores, Inc.	869,014	21,273
* Liberty Global, Inc. Series C	1,075,937	21,250
* NVR, Inc.	28,137	20,792
Liz Claiborne, Inc.	506,006	20,736
* Mohawk Industries, Inc.	255,511	20,625
Washington Post Co. Class B	26,307	20,434
GTECH Holdings Corp.	597,064	20,330
Knight Ridder	320,693	20,271
The Stanley Works	396,611	20,092
Ross Stores, Inc.	686,329	20,034
* Williams-Sonoma, Inc.	469,670	19,914
Jones Apparel Group, Inc.	556,934	19,699
* Interpublic Group of Cos., Inc.	2,043,538	19,536
* Toll Brothers, Inc.	556,942	19,287
PETsMART, Inc.	678,958	19,106
American Eagle Outfitters, Inc.	638,172	19,056
* Comcast Corp. Special Class A	729,050	19,043
* AutoNation, Inc.	877,536	18,911
* Getty Images, Inc.	249,667	18,695
* O'Reilly Automotive, Inc.	509,134	18,614
Family Dollar Stores, Inc.	697,941	18,565
*^ Wynn Resorts Ltd.	237,894	18,282
* Pixar, Inc.	284,484	18,247
ServiceMaster Co.	1,389,217	18,227
* Discovery Holding Co. Class A	1,209,747	18,146
Polo Ralph Lauren Corp.	291,857	17,689
Foot Locker, Inc.	740,568	17,685
* Career Education Corp.	467,693	17,646
E.W. Scripps Co. Class A	394,028	17,617
Brinker International, Inc.	408,102	17,242
Brunswick Corp.	435,529	16,925
New York Times Co. Class A	651,398	16,487
BorgWarner, Inc.	272,844	16,382
* CarMax, Inc.	499,596	16,327
Hasbro, Inc.	768,582	16,217
Claire's Stores, Inc.	403,539	14,652
* ITT Educational Services, Inc.	222,265	14,236
* Penn National Gaming, Inc.	336,541	14,195
* R.H. Donnelley Corp.	242,417	14,116
Outback Steakhouse, Inc.	319,897	14,075
* Dollar Tree Stores, Inc.	489,963	13,557
* The Cheesecake Factory Inc.	358,211	13,415
Beazer Homes USA, Inc.	200,062	13,144
Ryland Group, Inc.	188,250	13,065
Barnes & Noble, Inc.	275,882	12,760
* AnnTaylor Stores Corp.	344,563	12,676
* Education Management Corp.	302,706	12,593
Gentex Corp.	709,518	12,388
Weight Watchers International, Inc.	238,562	12,262
RadioShack Corp.	606,917	11,671
SCP Pool Corp.	246,982	11,586
* Urban Outfitters, Inc.	467,027	11,461
* Laureate Education Inc.	212,000	11,317
Service Corp. International	1,404,761	10,957
*^ The Goodyear Tire & Rubber Co.	753,637	10,913
Polaris Industries, Inc.	197,476	10,774
* Panera Bread Co.	141,101	10,608
Snap-On Inc.	277,619	10,583
* Tractor Supply Co.	158,942	10,544
* Scientific Games Corp.	297,505	10,451
* Saks Inc.	541,158	10,444
Standard Pacific Corp.	309,392	10,402
MDC Holdings, Inc.	158,669	10,204
OfficeMax, Inc.	336,878	10,164
Meredith Corp.	181,061	10,101
Dow Jones & Co., Inc.	252,967	9,942
CBRL Group, Inc.	222,412	9,766
* Sonic Corp.	275,904	9,693
Boyd Gaming Corp.	192,955	9,636
Ruby Tuesday, Inc.	298,986	9,591
Thor Industries, Inc.	176,016	9,392
Applebee's International, Inc.	363,126	8,915
Belo Corp. Class A	448,198	8,910
* Timberland Co.	252,846	8,655
* Rent-A-Center, Inc.	338,091	8,652
* Charming Shoppes, Inc.	576,312	8,570
Men's Wearhouse, Inc.	232,586	8,359
Dillard's Inc.	318,078	8,283
* Gaylord Entertainment Co.	182,071	8,262
Maytag Corp.	382,852	8,166
*^ GameStop Corp. Class A	173,009	8,156
Borders Group, Inc.	318,336	8,035
* Pacific Sunwear of California, Inc.	360,129	7,980
* Quiksilver, Inc.	575,464	7,976
Choice Hotel International, Inc.	171,167	7,836
* Aeropostale, Inc.	259,420	7,824
* Big Lots Inc.	543,589	7,588
Regis Corp.	219,435	7,566
* Jarden Corp.	226,872	7,453
* Marvel Entertainment, Inc.	369,140	7,427
* Payless ShoeSource, Inc.	324,128	7,419
* Jack in the Box Inc.	170,497	7,417
* Tommy Hilfiger Corp.	448,191	7,382
* Coldwater Creek Inc.	263,991	7,339
* Viacom Inc. Class A	187,325	7,261
* Aztar Corp.	170,809	7,172
International Speedway Corp.	139,968	7,124
Orient-Express Hotel Ltd.	179,084	7,025
Harte-Hanks, Inc.	255,323	6,983
Strayer Education, Inc.	67,926	6,946
* Carter's, Inc.	102,465	6,915
Phillips-Van Heusen Corp.	180,550	6,899
* Dick's Sporting Goods, Inc.	172,269	6,834
*^ Nutri/System Inc.	142,704	6,781
* Zale Corp.	241,445	6,768
* Valassis Communications, Inc.	229,444	6,739
* Sotheby's Holdings Class A	231,775	6,731
*^ Shuffle Master, Inc.	185,440	6,628
Reader's Digest Association, Inc.	446,658	6,588
John Wiley & Sons Class A	172,831	6,542
* DeVry, Inc.	286,445	6,522
*^ Netflix.com, Inc.	224,088	6,496
Ethan Allen Interiors, Inc.	151,988	6,387
* Pinnacle Entertainment, Inc.	226,586	6,383
American Greetings Corp. Class A	294,408	6,365
* Corinthian Colleges, Inc.	438,973	6,321
* Select Comfort Corp.	159,693	6,316
* P.F. Chang's China Bistro, Inc.	125,713	6,196
* The Pantry, Inc.	99,212	6,190
* The Children's Place Retail Stores, Inc.	105,646	6,117
* Meritage Corp.	110,831	6,091
* Live Nation	306,746	6,086
Lee Enterprises, Inc.	182,012	6,059
* Hovnanian Enterprises Inc. Class A	137,753	6,051
Wolverine World Wide, Inc.	270,735	5,991
* Guitar Center, Inc.	125,338	5,979
^ Lear Corp.	327,744	5,811
Matthews International Corp.	151,403	5,793
* Champion Enterprises, Inc.	385,143	5,762
The Yankee Candle Co., Inc.	208,138	5,697
* PETCO Animal Supplies, Inc.	241,517	5,693
Furniture Brands International Inc.	231,998	5,686
Jackson Hewitt Tax Service Inc.	179,953	5,683
* Hibbett Sporting Goods, Inc.	170,889	5,638
* Rare Hospitality International Inc.	161,327	5,619
* CEC Entertainment Inc.	165,770	5,573
Callaway Golf Co.	322,594	5,549
Arbitron Inc.	161,183	5,451
* Too Inc.	156,478	5,375
* DreamWorks Animation SKG, Inc.	198,670	5,255
Tupperware Corp.	255,132	5,253
* The Warnaco Group, Inc.	211,801	5,083
Catalina Marketing Corp.	217,606	5,027
* Bright Horizons Family Solutions, Inc.	125,977	4,879
ADVO, Inc.	151,529	4,849
* The Dress Barn, Inc.	101,072	4,846
* GameStop Corp. Class B	110,367	4,781
* Insight Enterprises, Inc.	215,459	4,742
* Tenneco Automotive, Inc.	218,610	4,742
Building Materials Holding Corp.	131,714	4,694
Bob Evans Farms, Inc.	157,704	4,685
^ The McClatchy Co. Class A	94,550	4,619
^ Regal Entertainment Group Class A	245,465	4,617
Winnebago Industries, Inc.	151,423	4,594
Kellwood Co.	146,331	4,593
ArvinMeritor, Inc.	307,859	4,590
Pier 1 Imports Inc.	394,914	4,585
* WCI Communities, Inc.	163,699	4,554
CBS Corp. Class A	187,325	4,515
Media General, Inc. Class A	96,178	4,484
Brown Shoe Co., Inc.	84,504	4,435
Cooper Tire & Rubber Co.	307,340	4,407
* The Sports Authority, Inc.	119,308	4,402
Group 1 Automotive, Inc.	91,913	4,370
Entercom Communications Corp.	156,496	4,369
Aaron Rents, Inc. Class B	159,120	4,323
* Scholastic Corp.	161,033	4,309
* Fossil, Inc.	231,855	4,308
*^ Six Flags, Inc.	419,418	4,270
CKE Restaurants Inc.	243,364	4,235
Cato Corp. Class A	176,922	4,221
Modine Manufacturing Co.	142,233	4,196
Burlington Coat Factory Warehouse Corp.	91,033	4,137
* LKQ Corp.	197,776	4,116
IHOP Corp.	85,166	4,083
^ La-Z-Boy Inc.	239,590	4,073
United Auto Group, Inc.	93,705	4,029
* Genesco, Inc.	102,975	4,005
Interactive Data Corp.	168,366	3,957
Domino's Pizza, Inc.	138,078	3,942
Christopher & Banks Corp.	169,644	3,937
K-Swiss, Inc.	130,487	3,933
* Vail Resorts Inc.	101,666	3,886
* The Gymboree Corp.	147,416	3,839
* Life Time Fitness, Inc.	81,901	3,837
Warner Music Group Corp.	174,966	3,795
Westwood One, Inc.	338,104	3,733
Stage Stores, Inc.	125,045	3,720
* RCN Corp.	140,348	3,635
Sonic Automotive, Inc.	129,384	3,592
The Pep Boys (Manny, Moe & Jack)	237,557	3,589
* Ryan's Restaurant Group, Inc.	246,509	3,574
*^ Tempur-Pedic International Inc.	251,077	3,553
*^ Red Robin Gourmet Burgers	75,024	3,541
Landry's Restaurants, Inc.	98,952	3,496
* Guess ?, Inc.	88,791	3,473
* Papa John's International, Inc.	105,390	3,458
* Jos. A. Bank Clothiers, Inc.	71,972	3,451
Tuesday Morning Corp.	148,307	3,424
* Bally Technologies Inc.	200,581	3,408
* Columbia Sportswear Co.	63,443	3,383
American Axle & Manufacturing Holdings, Inc.	197,169	3,377
*^ Cabela's Inc.	161,345	3,311
* 99 Cents Only Stores	244,044	3,309
Finish Line, Inc.	197,987	3,257
* Texas Roadhouse, Inc.	186,916	3,194
* TRW Automotive Holdings Corp.	136,973	3,191
Oxford Industries, Inc.	60,444	3,090
* Keystone Automotive Industries, Inc.	72,976	3,080
^ Blockbuster Inc. Class A	762,368	3,027
* RC2 Corp.	75,947	3,023
* Hot Topic, Inc.	208,402	3,022
* Gemstar-TV Guide International, Inc.	969,205	2,995
* Cumulus Media Inc.	265,597	2,991
* Interface, Inc.	216,057	2,984
* WMS Industries, Inc.	99,127	2,984
* Alderwoods Group, Inc.	166,602	2,982
^ Brookfield Homes Corp.	57,444	2,979
Ameristar Casinos, Inc.	115,388	2,976
* Entravision Communications Corp.	323,576	2,964
* Helen of Troy Ltd.	139,735	2,962
* Cox Radio, Inc.	220,708	2,962
* JAKKS Pacific, Inc.	110,714	2,960
Talbots Inc.	108,822	2,924
* CSK Auto Corp.	210,533	2,920
*^ Krispy Kreme Doughnuts, Inc.	324,347	2,913
* priceline.com, Inc.	116,520	2,894
* Universal Technical Institute Inc.	91,832	2,764
Lone Star Steakhouse & Saloon, Inc.	96,473	2,742
* Stamps.com Inc.	77,689	2,739
* Visteon Corp.	595,327	2,738
Hearst-Argyle Television Inc.	116,416	2,719
* Blount International, Inc.	166,010	2,674
Blyth, Inc.	126,325	2,655
Speedway Motorsports, Inc.	69,219	2,645
* Fleetwood Enterprises, Inc.	235,738	2,633
The Stride Rite Corp.	179,158	2,594
*^ Bally Total Fitness Holding Corp.	276,768	2,593
* California Pizza Kitchen, Inc.	79,565	2,582
^ Nautilus Inc.	172,333	2,576
Stewart Enterprises, Inc. Class A	443,802	2,534
Citadel Broadcasting Corp.	227,076	2,518
Movado Group, Inc.	108,174	2,497
* Vertrue Inc.	59,125	2,471
* ProQuest Co.	115,278	2,466
* Steak n Shake Co.	115,937	2,446
* Volcom, Inc.	68,473	2,433
* Iconix Brand Group Inc.	165,703	2,411
* Skechers U.S.A., Inc.	94,691	2,361
Hollinger International, Inc.	278,644	2,335
* Denny's Corp.	489,815	2,332
* Source Interlink Cos., Inc.	204,430	2,330
* Steiner Leisure Ltd.	57,258	2,319
Big 5 Sporting Goods Corp.	117,726	2,305
* MarineMax, Inc.	68,442	2,294
Stein Mart, Inc.	130,771	2,278
* Emmis Communications, Inc.	140,858	2,254
* K2 Inc.	178,577	2,241
Lithia Motors, Inc.	64,353	2,233
* GSI Commerce, Inc.	128,471	2,184
* J. Jill Group, Inc.	90,947	2,175
* Earle M. Jorgensen Co.	141,504	2,144
*^ Blue Nile Inc.	60,176	2,118
M/I Homes, Inc.	44,743	2,103
*^ Martha Stewart Living Omnimedia, Inc.	123,929	2,089
Triarc Cos., Inc. Class B	118,598	2,073
^ Pre-Paid Legal Services, Inc.	58,394	2,072
*^ The Wet Seal, Inc. Class A	309,183	2,056
*^ Deckers Outdoor Corp.	50,400	2,043
* Isle of Capri Casinos, Inc.	61,223	2,037
* Aftermarket Technology Corp.	89,467	2,023
* Drew Industries, Inc.	56,854	2,021
*^ TiVo Inc.	279,375	2,020
* Midas Inc.	89,489	1,957
Journal Register Co.	160,004	1,949
* Monarch Casino & Resort, Inc.	68,644	1,949
Fred's, Inc.	146,113	1,937
Lennar Corp. Class B	34,676	1,935
^ Oakley, Inc.	111,259	1,894
The Marcus Corp.	94,612	1,887
Steven Madden, Ltd.	52,744	1,872
Technical Olympic USA, Inc.	90,784	1,847
* Radio One, Inc.	244,760	1,831
* PetMed Express, Inc.	102,874	1,828
* Cost Plus, Inc.	106,747	1,825
Courier Corp.	41,026	1,819
^ Superior Industries International, Inc.	93,082	1,802
*^ Restoration Hardware, Inc.	312,712	1,779
* Cache, Inc.	96,426	1,768
Thomas Nelson, Inc.	59,876	1,751
* Mediacom Communications Corp.	297,315	1,710
Journal Communications, Inc.	136,879	1,697
*^ Multimedia Games Inc.	113,022	1,682
* O'Charley's Inc.	90,774	1,676
Monaco Coach Corp.	124,975	1,675
* William Lyon Homes, Inc.	17,468	1,671
Gray Television, Inc.	197,614	1,660
Levitt Corp. Class A	75,188	1,657
* PRIMEDIA Inc.	797,372	1,651
The Buckle, Inc.	39,670	1,624
Bandag, Inc.	38,768	1,623
*^ Escala Group, Inc.	61,835	1,619
Russell Corp.	116,704	1,611
*^ Overstock.com, Inc.	53,948	1,609
*^ Charter Communications, Inc.	1,472,110	1,605
* Playboy Enterprises, Inc. Class B	112,973	1,604
Kimball International, Inc. Class B	106,273	1,598
* CKX, Inc.	121,548	1,589
Sinclair Broadcast Group, Inc.	193,654	1,578
Sturm, Ruger & Co., Inc.	197,535	1,576
* Buffalo Wild Wings Inc.	37,578	1,562
Cherokee Inc.	38,707	1,559
Ambassadors Group, Inc.	60,043	1,525
Monro Muffler Brake, Inc.	40,964	1,521
bebe stores, inc	82,181	1,514
*^ Tarragon Realty Investors Inc. REIT	75,899	1,510
* Charlotte Russe Holding Inc.	70,337	1,505
* New York & Co., Inc.	100,393	1,500
^ Carmike Cinemas, Inc.	61,351	1,480
*^ dELiA*S, Inc.	157,456	1,471
* ValueVision Media, Inc.	114,909	1,469
* Unifi, Inc.	438,284	1,464
Stanley Furniture Co., Inc.	49,384	1,444
* Casual Male Retail Group, Inc.	147,839	1,440
Churchill Downs, Inc.	37,134	1,423
Kenneth Cole Productions, Inc.	51,340	1,422
* Sunterra Corp.	97,446	1,392
*^ Avatar Holding, Inc.	22,652	1,382
* Great Wolf Resorts, Inc.	119,171	1,381
*^ Retail Ventures, Inc.	92,710	1,359
* Citi Trends Inc.	33,872	1,347
* LodgeNet Entertainment Corp.	85,890	1,338
Arctic Cat, Inc.	55,162	1,327
* Lenox Group, Inc.	101,215	1,326
* Radio One, Inc. Class D	177,635	1,325
* Morningstar, Inc.	29,541	1,323
* Cavco Industries, Inc.	27,056	1,315
UniFirst Corp.	39,357	1,307
*^ Leapfrog Enterprises, Inc.	120,758	1,282
* Bluegreen Corp.	96,998	1,282
Triarc Cos., Inc. Class A	69,353	1,264
AFC Enterprises, Inc.	90,469	1,258
* Luby's, Inc.	100,229	1,252
* Fisher Communications, Inc.	27,751	1,242
* DSW Inc. Class A	39,629	1,241
* BJ's Restaurants Inc.	45,664	1,233
* Harris Interactive Inc.	218,951	1,230
* Prestige Brands Holdings Inc.	100,279	1,220
Skyline Corp.	29,428	1,218
World Wrestling Entertainment, Inc.	71,395	1,207
* Red Lion Hotels Corp.	90,713	1,206
* Asbury Automotive Group, Inc.	61,019	1,203
*^ Conn's, Inc.	34,861	1,191
* Youbet.com, Inc.	215,566	1,177
*^ Palm Harbor Homes, Inc.	54,177	1,161
* MTR Gaming Group Inc.	110,918	1,142
* A.C. Moore Arts & Crafts, Inc.	61,786	1,137
* Benihana Inc. Class A	36,575	1,131
Dover Downs Gaming & Entertainment, Inc.	51,654	1,124
* Jo-Ann Stores, Inc.	82,255	1,107
*^ Magna Entertainment Corp. Class A	162,309	1,102
Cadmus Communications Corp.	59,135	1,087
* Smith & Wesson Holding Corp.	178,860	1,082
* Hayes Lemmerz International, Inc.	393,607	1,075
CSS Industries, Inc.	32,463	1,063
* Spanish Broadcasting System, Inc.	189,341	1,047
* drugstore.com, Inc.	335,857	1,038
^ Charles & Colvard Ltd.	95,540	1,035
* Lin TV Corp.	114,361	1,029
* Hartmarx Corp.	115,448	1,029
Syms Corp.	68,135	1,022
* Universal Electronics, Inc.	57,659	1,021
* Alloy, Inc.	75,424	1,011
National Presto Industries, Inc.	20,268	997
* Steinway Musical Instruments Inc.	30,650	988
Handleman Co.	102,854	987
*^ Audible, Inc.	93,868	987
* California Coastal Communities, Inc.	26,569	986
* West Marine, Inc.	65,393	982
Haverty Furniture Cos., Inc.	67,505	969
News Corp., Class B	55,000	966
* 1-800-FLOWERS.COM, Inc.	135,865	965
* 1-800 Contacts, Inc.	71,424	961
* Audiovox Corp.	79,855	953
Bassett Furniture Industries, Inc.	47,531	948
*^ Empire Resorts Inc.	180,955	934
* 4Kids Entertainment Inc.	53,998	928
* S&K Famous Brands Inc.	46,595	913
Russ Berrie and Co., Inc.	59,530	905
* Impco Technologies Inc.	138,403	902
* Zumiez Inc.	14,756	902
*^ Mikohn Gaming Corp.	92,287	883
Superior Uniform Group, Inc.	78,989	870
*^ America's Car-Mart, Inc.	40,005	860
* Famous Dave's of America, Inc.	65,015	849
* Hovnanian Enterprises	19,300	848
* Buca, Inc.	166,395	844
* Perry Ellis International Corp.	37,183	841
* Strattec Security Corp.	22,563	841
Cutter & Buck Inc.	69,732	839
Bon-Ton Stores, Inc.	25,832	836
* Cosi, Inc.	76,008	835
*^ Build-A-Bear-Workshop, Inc.	27,201	834
Traffix, Inc.	144,514	832
* Salem Communications Corp.	52,577	789
CPI Corp.	38,110	777
* The Sportsman's Guide Inc.	28,377	752
* Educate, Inc.	88,150	751
Bandag, Inc. Class A	20,731	741
Weyco Group, Inc.	32,855	739
Marine Products Corp.	66,977	736
Standard Motor Products, Inc.	80,285	713
Hallwood Group Inc.	4,900	709
* Regent Communications, Inc.	153,431	707
* Lodgian, Inc.	50,785	705
* Tweeter Home Entertainment Group, Inc.	88,575	694
* R&B, Inc.	66,829	685
Coachmen Industries, Inc.	60,139	684
*^ Sharper Image Corp.	53,421	684
* Saga Communications, Inc.	70,605	683
* Ashworth, Inc.	68,348	679
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	189,137	677
* Shoe Carnival, Inc.	27,099	677
* Daily Journal Corp.	16,329	661
* McCormick & Schmick's Seafood Restaurants, Inc.	25,503	650
Blair Corp.	15,633	647
* Checkers Drive-In Restaurants, Inc.	42,515	630
* Stoneridge, Inc.	111,409	606
Noble International, Ltd.	35,680	604
* Rentrak Corp.	57,907	591
* Proliance International Inc.	106,628	582
Libbey, Inc.	82,025	581
Orleans Homebuilders, Inc.	28,409	576
Spartan Motors, Inc.	49,719	572
* Mothers Work, Inc.	23,789	571
* Nexstar Broadcasting Group, Inc.	109,655	570
* Trans World Entertainment Corp.	99,295	553
* Exide Technologies	191,504	548
* Interstate Hotels & Resorts, Inc.	102,311	547
* The Dixie Group, Inc.	35,913	537
* Bombay Co.	157,596	520
Beasley Broadcast Group, Inc.	42,862	520
Hooker Furniture Corp.	27,198	514
* Hastings Entertainment, Inc.	77,268	467
* Rent-Way, Inc.	64,250	463
*^ Reading International Inc. Class A	56,841	461
* Virco Manufacturing Corp.	86,990	457
* Riviera Holdings Corp.	26,300	443
*^ Navarre Corp.	100,356	431
*^ Private Media Group, Inc.	105,568	430
*^ Design Within Reach Inc.	74,188	422
* The Smith & Wollensky Restaurant Group, Inc.	72,905	419
* Rubio's Restaurants, Inc.	44,164	419
* Hampshire Group, Ltd.	19,958	408
* Benihana Inc.	13,000	399
Lifetime Brands, Inc.	14,145	399
* Young Broadcasting Inc.	117,067	398
* Shiloh Industries, Inc.	20,354	392
Dover Motorsports, Inc.	71,325	392
* New Frontier Media, Inc.	51,071	388
* Pomeroy IT Solutions, Inc.	45,233	378
Sauer-Danfoss, Inc.	16,423	377
Blockbuster Inc. Class B	104,887	375
* REX Stores Corp.	24,259	366
* Johnson Outdoors Inc.	19,100	342
* Systemax Inc.	47,080	340
^ Movie Gallery, Inc.	112,269	339
* Carriage Services, Inc.	69,914	336
* The Princeton Review, Inc.	54,724	331
* Nevada Gold & Casinos, Inc.	34,500	324
* Dura Automotive Systems, Inc.	132,974	319
* Duckwall-ALCO Stores, Inc.	13,200	312
*^ Applica Inc.	95,395	311
* National R. V. Holdings, Inc.	48,475	310
* Wilsons The Leather Experts Inc.	76,915	300
* Finlay Enterprises, Inc.	29,106	299
Hancock Fabrics, Inc.	81,276	296
*^ Gander Mountain Co.	31,121	293
* Emerson Radio Corp.	77,571	290
Escalade, Inc.	25,811	286
* NTN Communications, Inc.	190,040	274
Deb Shops, Inc.	9,153	272
* Kirkland's, Inc.	38,345	271
* Cobra Electronics Corp.	25,400	269
Knape & Vogt Manufacturing Co.	14,239	264
* Digital Generation Systems	368,493	258
Books-a-Million Inc.	21,838	251
*^ Pegasus Communications Corp.	90,383	249
Aaron Rents, Inc.	10,125	248
* Zapata Corp.	40,500	245
* Knology, Inc.	35,030	239
* G-III Apparel Group, Ltd.	21,300	236
Craftmade International, Inc.	12,548	232
* Acme Communications, Inc.	54,000	224
* Friendly Ice Cream Corp.	29,293	223
* GenTek, Inc.	10,500	218
* Fairchild Corp.	83,745	218
* Catalina Lighting, Inc.	23,200	217
* Concorde Career College	12,821	212
* Champps Entertainment Inc.	24,773	204
* Mity-Lite Inc.	10,447	204
* INVESTools Inc.	23,790	195
* PC Mall, Inc.	30,250	193
* Paxson Communications Corp.	197,451	186
*^ Salton, Inc.	66,200	182
*^ Dominion Homes, Inc.	18,022	178
* Comstock Homebuilding Cos., Inc.	15,200	167
* Mestek, Inc.	13,122	165
Fedders Corp.	105,182	160
*^ Syntax-Brillian Corp.	35,246	156
* Winmark Corp.	6,500	153
* Image Entertainment, Inc.	39,900	148
* Century Casinos, Inc.	13,273	141
* Concord Camera Corp.	120,706	134
Tandy Brands Accessories, Inc.	12,890	133
* Mossimo, Inc.	24,067	132
* Trump Entertainment Resorts, Inc. Warrants Exp. 5/22/06	38,560	127
* Outdoor Channel Holdings Inc.	12,369	126
* Sport Chalet, Inc. Class A	16,775	126
* Enesco Group, Inc.	61,372	125
* Emak Worldwide Inc.	13,900	116
Canterbury Park Holding Corp.	8,400	114
* Triple Crown Media, Inc.	19,121	113
* Lazare Kaplan International, Inc.	13,648	106
* Meade Instruments Corp.	37,425	105
* Tarrant Apparel Group, Inc.	69,976	87
* Rockford Corp.	21,790	83
*^ Interactive Systems Worldwide, Inc.	27,000	62
* Max & Erma's Restaurant, Inc.	4,800	48
* Quaker Fabric Corp.	28,900	39
* Innovo Group Inc.	51,150	38
* EVCI Career Colleges Holding Corp.	20,405	30
* Tag-It Pacific, Inc.	32,250	26
* SPAR Group, Inc.	16,174	21
* Sport Chalet, Inc.	1,825	14
* Bush Industries, Inc. (Escrow)	135,417	7
*^ Gadzooks, Inc.	257,226	3
* Hollywood Media Corp.	400	2
* Oakwood Homes Corp.	81,969	2
* Gaiam, Inc.	100	2
Dana Corp.	854	1
* IAC InterActiveCorp Warrants Exp. 2/4/2009	38	1

		8,117,348

Consumer Staples (7.8%)
The Procter & Gamble Co.	16,265,512	937,219
Altria Group, Inc.	9,859,457	698,641
Wal-Mart Stores, Inc.	11,827,838	558,747
PepsiCo, Inc.	7,855,833	453,989
The Coca-Cola Co.	10,138,231	424,488
Walgreen Co.	4,794,164	206,772
Anheuser-Busch Cos., Inc.	3,678,245	157,319
Colgate-Palmolive Co.	2,454,908	140,175
Kimberly-Clark Corp.	2,214,451	127,995
Costco Wholesale Corp.	2,237,640	121,191
CVS Corp.	3,859,438	115,281
Sysco Corp.	2,941,495	94,275
Archer-Daniels-Midland Co.	2,787,584	93,802
General Mills, Inc.	1,517,570	76,910
Avon Products, Inc.	2,171,207	67,677
* The Kroger Co.	3,262,741	66,429
Sara Lee Corp.	3,595,816	64,293
H.J. Heinz Co.	1,587,073	60,182
Kellogg Co.	1,247,982	54,961
Safeway, Inc.	2,130,739	53,524
ConAgra Foods, Inc.	2,462,215	52,839
Reynolds American Inc.	419,899	44,299
Wm. Wrigley Jr. Co.	680,943	43,580
Whole Foods Market, Inc.	654,268	43,470
The Clorox Co.	715,656	42,832
The Hershey Co.	815,388	42,588
Albertson's, Inc.	1,490,135	38,252
Kraft Foods Inc.	1,192,065	36,131
Campbell Soup Co.	1,073,731	34,789
UST, Inc.	778,923	32,403
Bunge Ltd.	531,158	29,591
Coca-Cola Enterprises, Inc.	1,234,382	25,107
* Dean Foods Co.	640,847	24,884
* Constellation Brands, Inc. Class A	934,106	23,399
Molson Coors Brewing Co. Class B	332,993	22,850
Estee Lauder Cos. Class A	588,553	21,888
The Pepsi Bottling Group, Inc.	684,016	20,787
SuperValu Inc.	645,870	19,906
McCormick & Co., Inc.	565,248	19,139
Carolina Group	371,629	17,567
Alberto-Culver Co. Class B	374,239	16,553
Tyson Foods, Inc.	1,086,595	14,930
* Energizer Holdings, Inc.	278,266	14,748
Brown-Forman Corp. Class B	185,655	14,290
* Smithfield Foods, Inc.	421,253	12,360
Hormel Foods Corp.	358,806	12,128
Church & Dwight, Inc.	306,800	11,327
Del Monte Foods Co.	950,188	11,269
J.M. Smucker Co.	267,326	10,613
* BJ's Wholesale Club, Inc.	323,192	10,184
* Rite Aid Corp.	2,496,983	9,988
Corn Products International, Inc.	332,866	9,843
*^ Hansen Natural Corp.	63,770	8,038
PepsiAmericas, Inc.	318,339	7,783
Flowers Foods, Inc.	248,403	7,378
* United Natural Foods, Inc.	178,232	6,233
* NBTY, Inc.	274,514	6,182
Longs Drug Stores, Inc.	133,570	6,182
* Herbalife Ltd.	182,735	6,171
* Performance Food Group Co.	179,849	5,609
Lancaster Colony Corp.	131,989	5,544
* Ralcorp Holdings, Inc.	139,187	5,296
Delta & Pine Land Co.	169,207	5,103
Nu Skin Enterprises, Inc.	282,880	4,959
Casey's General Stores, Inc.	216,556	4,953
* Central Garden and Pet Co.	88,189	4,686
Universal Corp. (VA)	125,407	4,611
Pilgrim's Pride Corp.	203,087	4,401
* Hain Celestial Group, Inc.	165,126	4,325
Ruddick Corp.	164,955	4,010
* Spectrum Brands Inc.	172,740	3,752
Chiquita Brands International, Inc.	220,303	3,694
* TreeHouse Foods Inc.	129,010	3,425
Tootsie Roll Industries, Inc.	116,038	3,396
*^ The Great Atlantic & Pacific Tea Co., Inc.	91,537	3,197
* Elizabeth Arden, Inc.	130,152	3,035
* Chattem, Inc.	75,708	2,850
*^ Central European Distribution Corp.	67,939	2,612
Seaboard Corp.	1,633	2,603
The Topps Co., Inc.	267,233	2,344
* Playtex Products, Inc.	216,832	2,270
Andersons, Inc.	27,400	2,143
WD-40 Co.	66,939	2,065
Lance, Inc.	89,312	2,010
^ Vector Group Ltd.	103,745	1,977
J & J Snack Foods Corp.	58,780	1,974
* Wild Oats Markets Inc.	96,566	1,963
Weis Markets, Inc.	43,505	1,939
Nash-Finch Co.	64,170	1,919
* Peet's Coffee & Tea Inc.	61,101	1,833
Alliance One International, Inc.	372,659	1,811
*^ USANA Health Sciences, Inc.	40,352	1,683
Sanderson Farms, Inc.	68,244	1,529
* Revlon, Inc. Class A	470,815	1,488
*^ John B. Sanfilippo & Son, Inc.	89,971	1,424
Imperial Sugar Co.	46,000	1,402
* Pathmark Stores, Inc.	131,968	1,380
* Smart & Final Inc.	81,777	1,340
^ Mannatech, Inc.	69,344	1,205
* Darling International, Inc.	231,104	1,082
*^ Parlux Fragrances, Inc.	30,800	993
Ingles Markets, Inc.	54,125	964
* Boston Beer Co., Inc. Class A	36,835	958
Alico, Inc.	21,012	955
Coca-Cola Bottling Co.	18,351	844
* Gold Kist Inc.	65,006	822
* Green Mountain Coffee Roasters, Inc.	19,845	788
Inter Parfums, Inc.	37,576	749
National Beverage Corp.	63,474	734
Spartan Stores, Inc.	48,833	623
Nature's Sunshine Inc.	49,750	622
Farmer Brothers, Inc.	25,534	569
MGP Ingredients, Inc.	34,977	567
Arden Group Inc. Class A	5,728	532
^ American Italian Pasta Co.	81,050	507
Premium Standard Farms Inc.	27,570	484
*^ Star Scientific, Inc.	144,832	453
* PriceSmart, Inc.	51,150	408
*^ Lifeway Foods, Inc.	30,740	377
Oil-Dri Corp. of America	17,915	358
*^ Medifast, Inc.	38,808	358
* Omega Protein Corp.	57,107	326
* Griffin Land & Nurseries, Inc.	9,815	304
* Maui Land & Pineapple Co., Inc.	8,044	304
Reliv International, Inc.	22,600	280
Village Super Market Inc. Class A	3,620	215
* Schiff Nutrition International, Inc.	34,750	208
Cal-Maine Foods, Inc.	28,300	206
* Poore Brothers, Inc.	57,650	161
Tasty Baking Co. Class A	18,300	146
* Seneca Foods Corp.	6,980	138
*^ Integrated Biopharma, Inc.	13,700	109
^ Marsh Supermarkets, Inc.	9,843	81
* Vermont Pure Holdings, Ltd.	29,700	51

		5,541,407

Energy (9.3%)
ExxonMobil Corp.	29,461,292	1,793,014
Chevron Corp.	10,629,375	616,185
ConocoPhillips Co.	6,241,320	394,139
Schlumberger Ltd.	2,789,221	353,032
Occidental Petroleum Corp.	2,038,005	188,821
Halliburton Co.	2,429,410	177,396
Valero Energy Corp.	2,784,491	166,457
Burlington Resources, Inc.	1,791,074	164,618
Marathon Oil Corp.	1,736,709	132,285
* Transocean Inc.	1,564,441	125,625
Devon Energy Corp.	2,000,506	122,371
Baker Hughes, Inc.	1,620,465	110,840
Anadarko Petroleum Corp.	1,059,007	106,970
Apache Corp.	1,561,264	102,278
EOG Resources, Inc.	1,145,961	82,509
* Weatherford International Ltd.	1,646,038	75,306
XTO Energy, Inc.	1,637,324	71,338
GlobalSantaFe Corp.	1,157,129	70,296
Peabody Energy Corp.	1,245,362	62,779
Williams Cos., Inc.	2,715,711	58,089
Amerada Hess Corp.	397,311	56,577
* Nabors Industries, Inc.	746,146	53,409
BJ Services Co.	1,535,818	53,139
Noble Corp.	649,134	52,645
* National Oilwell Varco Inc.	816,358	52,345
Chesapeake Energy Corp.	1,652,081	51,892
Sunoco, Inc.	644,915	50,026
Kerr-McGee Corp.	522,935	49,930
Kinder Morgan, Inc.	513,390	47,227
* Ultra Petroleum Corp.	734,448	45,763
Murphy Oil Corp.	793,733	39,544
Smith International, Inc.	1,008,901	39,307
El Paso Corp.	3,134,742	37,774
ENSCO International, Inc.	728,555	37,484
Noble Energy, Inc.	831,052	36,500
CONSOL Energy, Inc.	437,442	32,441
Diamond Offshore Drilling, Inc.	306,446	27,427
Pioneer Natural Resources Co.	609,289	26,961
* Grant Prideco, Inc.	611,857	26,212
* Southwestern Energy Co.	775,136	24,952
Patterson-UTI Energy, Inc.	777,818	24,859
* Newfield Exploration Co.	575,806	24,126
* Cooper Cameron Corp.	540,105	23,808
* Pride International, Inc.	755,362	23,552
Arch Coal, Inc.	308,257	23,409
Rowan Cos., Inc.	519,155	22,822
Tesoro Petroleum Corp.	329,027	22,486
* Denbury Resources, Inc.	543,928	17,226
Helmerich & Payne, Inc.	245,101	17,113
Cimarex Energy Co.	392,198	16,966
Range Resources Corp.	613,083	16,743
* FMC Technologies Inc.	310,845	15,921
Frontier Oil Corp.	257,475	15,281
Tidewater Inc.	274,813	15,178
Pogo Producing Co.	285,166	14,330
* Plains Exploration & Production Co.	354,426	13,695
* Helix Energy Solutions Group	348,990	13,227
Massey Energy Co.	364,235	13,138
Western Gas Resources, Inc.	266,066	12,838
* Maverick Tube Corp.	235,612	12,485
TODCO Class A	294,924	11,623
Cabot Oil & Gas Corp.	235,720	11,298
St. Mary Land & Exploration Co.	272,271	11,117
* Unit Corp.	186,169	10,379
* Forest Oil Corp.	269,773	10,030
*^ Cheniere Energy, Inc.	245,214	9,948
* Kinder Morgan Management, LLC	222,237	9,778
* Superior Energy Services, Inc.	344,127	9,219
* TETRA Technologies, Inc.	164,975	7,760
*^ Quicksilver Resources, Inc.	200,486	7,751
* Hanover Compressor Co.	414,676	7,721
* Veritas DGC Inc.	165,402	7,508
* Hydrill Co.	94,894	7,397
* Oceaneering International, Inc.	128,402	7,357
* Lone Star Technologies, Inc.	132,245	7,328
* Universal Compression Holdings, Inc.	143,496	7,271
* Houston Exploration Co.	137,598	7,251
* Whiting Petroleum Corp.	175,364	7,188
Foundation Coal Holdings, Inc.	169,482	6,972
Holly Corp.	94,016	6,968
Penn Virginia Corp.	97,668	6,934
* Oil States International, Inc.	187,591	6,913
* Encore Acquisition Co.	218,139	6,762
* Atwood Oceanics, Inc.	66,187	6,686
* Grey Wolf, Inc.	891,158	6,630
* SEACOR Holdings Inc.	83,700	6,629
* Global Industries Ltd.	448,690	6,502
^ OMI Corp.	354,749	6,393
Overseas Shipholding Group Inc.	130,757	6,267
* KCS Energy, Inc.	240,832	6,262
* W-H Energy Services, Inc.	137,276	6,107
* KFX, Inc.	333,159	6,063
* Comstock Resources, Inc.	202,621	6,016
* Core Laboratories NV	126,480	6,014
Berry Petroleum Class A	85,818	5,874
* Alpha Natural Resources, Inc.	242,935	5,622
* Stone Energy Corp.	116,177	5,127
* Swift Energy Co.	135,258	5,067
World Fuel Services Corp.	124,588	5,038
USEC Inc.	413,842	4,987
CARBO Ceramics Inc.	85,715	4,878
*^ ATP Oil & Gas Corp.	107,776	4,732
* Energy Partners, Ltd.	197,845	4,665
* Parker Drilling Co.	501,182	4,646
* Remington Oil & Gas Corp.	103,940	4,492
* Bill Barrett Corp.	133,247	4,343
* Atlas America, Inc.	88,620	4,237
*^ Delta Petroleum Corp.	199,975	4,203
* Giant Industries, Inc.	60,320	4,195
* Petrohawk Energy Corp.	298,799	4,094
* Mariner Energy Inc.	193,291	3,964
* NS Group Inc.	82,422	3,794
* Pioneer Drilling Co.	221,785	3,644
* Parallel Petroleum Corp.	196,699	3,629
*^ Input/Output, Inc.	344,577	3,346
* Hornbeck Offshore Services, Inc.	89,936	3,244
* Dril-Quip, Inc.	45,689	3,237
Lufkin Industries, Inc.	58,158	3,224
* Bristow Group, Inc.	104,041	3,215
* Newpark Resources, Inc.	373,277	3,061
* Petroleum Development Corp.	66,811	3,031
General Maritime Corp.	90,165	3,006
* Gasco Energy Inc.	535,700	3,000
* Warren Resources Inc.	176,005	2,622
*^ James River Coal Co.	73,165	2,485
*^ Rentech, Inc.	568,633	2,474
* Gulfmark Offshore, Inc.	87,959	2,445
W&T Offshore, Inc.	60,305	2,431
* TransMontaigne Inc.	234,427	2,300
RPC Inc.	96,219	2,199
* PetroQuest Energy, Inc.	206,037	2,079
* Carrizo Oil & Gas, Inc.	78,666	2,045
*^ The Exploration Co. of Delaware, Inc.	176,498	1,984
* Goodrich Petroleum Corp.	72,386	1,954
* GMX Resources Inc.	50,380	1,887
Resource America, Inc.	93,426	1,861
*^ Enbridge Energy Management LLC	42,770	1,825
*^ McMoRan Exploration Co.	98,991	1,766
*^ Matrix Service Co.	144,116	1,654
*^ Syntroleum Corp.	193,016	1,596
* Edge Petroleum Corp.	61,651	1,540
* Harvest Natural Resources, Inc.	156,828	1,524
* Brigham Exploration Co.	171,938	1,506
* Callon Petroleum Co.	70,544	1,483
Crosstex Energy, Inc.	18,290	1,417
* The Meridian Resource Corp.	339,463	1,375
*^ Willbros Group, Inc.	64,430	1,310
* Vaalco Energy, Inc.	193,268	1,295
*^ Pacific Ethanol, Inc.	57,494	1,241
*^ Double Eagle Petroleum Co.	65,388	1,201
*^ GeoGlobal Resources Inc.	122,297	1,169
*^ Toreador Resources Corp.	35,279	1,098
* Westmoreland Coal Co.	41,652	1,093
*^ Transmeridian Exploration Inc.	198,881	1,074
* Clayton Williams Energy, Inc.	25,536	1,045
*^ CanArgo Energy Corp	879,793	959
*^ FX Energy, Inc.	183,091	958
Maritrans Inc.	38,152	932
* NATCO Group Inc.	34,050	923
* Endeavor International Corp.	314,760	916
Gulf Island Fabrication, Inc.	37,558	889
*^ Tri-Valley Corp.	107,283	855
* Dawson Geophysical	29,579	816
* Arena Resources, Inc.	23,100	806
* Bois d'Arc Energy, Inc.	47,285	787
* Credo Pete Corp.	29,079	630
* PHI Inc. Non-Voting	16,915	621
*^ U.S. Energy Corp.	84,100	606
MarkWest Hydrocarbon, Inc.	23,450	537
* Abraxas Petroleum Corp.	75,582	444
*^ Harken Energy Corp.	576,252	380
*^ Infinity, Inc.	41,593	323
* Boots & Coots International Well Control, Inc.	71,150	127
* Penn Octane Corp.	40,749	30
Barnwell Industries, Inc.	300	7

		6,624,267

Financials (21.3%)
Citigroup, Inc.	23,952,849	1,131,293
Bank of America Corp.	21,991,675	1,001,501
American International Group, Inc.	10,446,083	690,382
JPMorgan Chase & Co.	16,567,104	689,854
Wells Fargo & Co.	7,917,697	505,703
Wachovia Corp.	7,715,371	432,447
Merrill Lynch & Co., Inc.	4,121,060	324,575
Morgan Stanley	4,593,660	288,574
The Goldman Sachs Group, Inc.	1,814,501	284,804
American Express Co.	5,291,782	278,083
U.S. Bancorp	8,601,210	262,337
Fannie Mae	4,583,835	235,609
Freddie Mac	3,277,635	199,936
Washington Mutual, Inc.	4,645,401	197,987
Prudential Financial, Inc.	2,392,270	181,358
MetLife, Inc.	3,587,554	173,530
Lehman Brothers Holdings, Inc.	1,078,979	155,945
The Allstate Corp.	2,919,701	152,146
The St. Paul Travelers, Cos. Inc.	3,281,375	137,129
The Bank of New York Co., Inc.	3,648,744	131,501
SunTrust Banks, Inc.	1,628,058	118,458
The Hartford Financial Services Group Inc.	1,423,841	114,690
Capital One Financial Corp.	1,375,321	110,741
AFLAC Inc.	2,372,221	107,058
Countrywide Financial Corp.	2,835,031	104,046
SLM Corp.	1,978,445	102,760
National City Corp.	2,936,070	102,469
BB&T Corp.	2,571,244	100,793
State Street Corp.	1,555,017	93,970
PNC Financial Services Group	1,385,859	93,282
Progressive Corp. of Ohio	889,148	92,703
The Chubb Corp.	948,038	90,481
Charles Schwab Corp.	5,198,004	89,458
Fifth Third Bancorp	2,236,764	88,039
Simon Property Group, Inc. REIT	1,012,250	85,171
Moody's Corp.	1,191,083	85,115
Golden West Financial Corp.	1,237,981	84,059
ACE Ltd.	1,526,490	79,393
* Berkshire Hathaway Inc. Class A	848	76,617
The Chicago Mercantile Exchange	163,224	73,043
Regions Financial Corp.	2,060,073	72,453
Genworth Financial Inc.	2,158,527	72,160
Marsh & McLennan Cos., Inc.	2,450,244	71,939
Legg Mason Inc.	573,687	71,900
KeyCorp	1,931,456	71,078
Bear Stearns Co., Inc.	509,952	70,730
Mellon Financial Corp.	1,980,295	70,499
Franklin Resources Corp.	715,111	67,392
North Fork Bancorp, Inc.	2,253,677	64,974
The Principal Financial Group, Inc.	1,326,471	64,732
Equity Office Properties Trust REIT	1,924,578	64,627
Equity Residential REIT	1,365,596	63,896
Loews Corp.	615,924	62,332
ProLogis REIT	1,153,898	61,734
Vornado Realty Trust REIT	599,628	57,564
Aon Corp.	1,290,444	53,566
XL Capital Ltd. Class A	827,484	53,050
General Growth Properties Inc. REIT	1,075,196	52,545
CIT Group Inc.	948,117	50,743
Boston Properties, Inc. REIT	533,211	49,722
Archstone-Smith Trust REIT	1,006,417	49,083
Ameriprise Financial, Inc.	1,068,320	48,138
* E*TRADE Financial Corp.	1,774,252	47,869
Comerica, Inc.	784,611	45,484
Lincoln National Corp.	1,391,127	75,942
AmSouth Bancorp	1,648,494	44,592
T. Rowe Price Group Inc.	558,816	43,705
Northern Trust Corp.	829,703	43,559
* Berkshire Hathaway Inc. Class B	14,240	42,891
Marshall & Ilsley Corp.	949,248	41,368
Kimco Realty Corp. REIT	988,225	40,161
Ambac Financial Group, Inc.	500,285	39,823
Zions Bancorp	470,795	38,949
MBIA, Inc.	637,510	38,333
Avalonbay Communities, Inc. REIT	349,422	38,122
Sovereign Bancorp, Inc.	1,694,520	37,127
M & T Bank Corp.	320,752	36,611
Hudson City Bancorp, Inc.	2,698,002	35,856
Host Marriott Corp. REIT	1,594,686	34,126
Public Storage, Inc. REIT	399,692	32,467
Plum Creek Timber Co. Inc. REIT	876,293	32,362
Synovus Financial Corp.	1,186,403	32,140
W.R. Berkley Corp.	545,440	31,668
Cincinnati Financial Corp.	746,753	31,416
TD Ameritrade Holding Corp.	1,433,833	29,924
Safeco Corp.	588,230	29,535
UnumProvident Corp.	1,410,522	28,887
^ Commerce Bancorp, Inc.	780,894	28,620
MGIC Investment Corp.	429,524	28,619
Everest Re Group, Ltd.	306,072	28,578
Compass Bancshares Inc.	563,881	28,538
Torchmark Corp.	491,449	28,062
Huntington Bancshares Inc.	1,157,155	27,922
Fidelity National Financial, Inc.	780,578	27,734
Developers Diversified Realty Corp. REIT	491,899	26,931
Assurant, Inc.	529,347	26,070
Popular, Inc.	1,249,222	25,934
Duke Realty Corp. REIT	654,446	24,836
The Macerich Co. REIT	329,012	24,330
Radian Group, Inc.	395,395	23,823
Janus Capital Group Inc.	1,027,273	23,802
* CB Richard Ellis Group, Inc.	294,863	23,795
First Horizon National Corp.	567,413	23,633
Leucadia National Corp.	384,634	22,947
Old Republic International Corp.	1,037,068	22,629
Mercantile Bankshares Corp.	586,245	22,541
AMB Property Corp. REIT	405,317	21,997
Regency Centers Corp. REIT	323,288	21,722
^ American Capital Strategies, Ltd.	607,365	21,355
The St. Joe Co.	339,096	21,309
Apartment Investment & Management Co. Class A REIT	453,412	21,265
White Mountains Insurance Group Inc.	35,656	21,197
iStar Financial Inc. REIT	538,967	20,632
SL Green Realty Corp. REIT	199,436	20,243
^ Allied Capital Corp.	660,474	20,211
^ New York Community Bancorp, Inc.	1,152,019	20,183
* AmeriCredit Corp.	648,860	19,939
^ Liberty Property Trust REIT	421,600	19,883
Associated Banc-Corp	583,022	19,811
The PMI Group Inc.	424,925	19,513
UnionBanCal Corp.	273,937	19,219
Federal Realty Investment Trust REIT	252,152	18,962
United Dominion Realty Trust REIT	650,582	18,568
Brown & Brown, Inc.	557,530	18,510
Health Care Properties Investors REIT	649,166	18,436
HCC Insurance Holdings, Inc.	527,648	18,362
A.G. Edwards & Sons, Inc.	364,934	18,196
Reckson Associates Realty Corp. REIT	391,622	17,944
Camden Property Trust REIT	247,576	17,838
* Conseco, Inc.	718,612	17,836
Nuveen Investments, Inc. Class A	367,154	17,678
* Affiliated Managers Group, Inc.	161,154	17,181
PartnerRe Ltd.	268,637	16,680
Weingarten Realty Investors REIT	406,307	16,557
Colonial BancGroup, Inc.	658,230	16,456
Rayonier Inc. REIT	359,993	16,412
TD Banknorth, Inc.	558,579	16,394
Axis Capital Holdings Ltd.	539,115	16,120
Federated Investors, Inc.	405,954	15,853
Shurgard Storage Centers, Inc. Class A REIT	236,672	15,769
Protective Life Corp.	315,403	15,688
City National Corp.	200,122	15,367
First American Corp.	390,751	15,302
TCF Financial Corp.	576,653	14,849
Hospitality Properties Trust REIT	338,382	14,777
Independence Community Bank Corp.	353,353	14,728
Ventas, Inc. REIT	439,783	14,592
Investors Financial Services Corp.	311,305	14,591
Commerce Bancshares, Inc.	279,493	14,441
Eaton Vance Corp.	525,979	14,401
Arden Realty Group, Inc. REIT	318,651	14,381
Astoria Financial Corp.	459,388	14,223
Forest City Enterprise Class A	301,258	14,204
StanCorp Financial Group, Inc.	261,680	14,160
* Markel Corp.	41,761	14,102
Mack-Cali Realty Corp. REIT	293,674	14,096
RenaissanceRe Holdings Ltd.	320,541	13,982
Jefferies Group, Inc.	237,078	13,869
* Nasdaq Stock Market Inc.	345,720	13,843
Pan Pacific Retail Properties, Inc. REIT	195,059	13,830
BRE Properties Inc. Class A REIT	242,922	13,604
Fulton Financial Corp.	788,494	13,562
^ Thornburg Mortgage, Inc. REIT	494,458	13,380
Hanover Insurance Group Inc.	255,048	13,370
Brandywine Realty Trust REIT	420,317	13,349
Bank of Hawaii Corp.	246,470	13,139
CapitalSource Inc. REIT	527,496	13,124
New Plan Excel Realty Trust REIT	496,605	12,882
Valley National Bancorp	500,291	12,817
Jones Lang Lasalle Inc.	166,928	12,777
Cullen/Frost Bankers, Inc.	234,639	12,612
SEI Investments Co.	310,153	12,571
Arthur J. Gallagher & Co.	451,599	12,559
Wilmington Trust Corp.	288,611	12,511
IndyMac Bancorp, Inc.	305,664	12,511
CarrAmerica Realty Corp. REIT	278,274	12,414
Webster Financial Corp.	254,825	12,349
CBL & Associates Properties, Inc. REIT	288,354	12,241
Sky Financial Group, Inc.	458,963	12,163
*^ NYSE Group Inc.	149,600	11,856
Raymond James Financial, Inc.	396,406	11,718
HRPT Properties Trust REIT	996,020	11,693
Nationwide Financial Services, Inc.	271,631	11,686
Trizec Properties, Inc. REIT	444,029	11,425
Essex Property Trust, Inc. REIT	102,907	11,189
AmerUs Group Co.	183,148	11,033
^ New Century Financial Corp. REIT	238,001	10,953
Unitrin, Inc.	229,519	10,675
Kilroy Realty Corp. REIT	137,343	10,611
Health Care Inc. REIT	275,361	10,491
Colonial Properties Trust REIT	205,114	10,282
Alexandria Real Estate Equities, Inc. REIT	107,425	10,241
Whitney Holdings Corp.	287,721	10,203
Realty Income Corp. REIT	419,702	10,161
Potlatch Corporation REIT	236,833	10,146
Washington Federal Inc.	417,504	10,104
Taubman Co. REIT	241,525	10,064
Mercury General Corp.	181,356	9,956
East West Bancorp, Inc.	257,434	9,924
BlackRock, Inc.	70,119	9,817
Crescent Real Estate, Inc. REIT	458,833	9,668
Ohio Casualty Corp.	302,057	9,575
* Philadelphia Consolidated Holding Corp.	279,513	9,543
* Investment Technology Group, Inc.	190,470	9,485
FirstMerit Corp.	381,102	9,398
Waddell & Reed Financial, Inc.	399,441	9,227
First Industrial Realty Trust REIT	211,646	9,035
* Arch Capital Group Ltd.	154,862	8,942
National Financial Partners Corp.	157,872	8,923
* SVB Financial Group	167,117	8,866
The South Financial Group, Inc.	335,822	8,782
People's Bank	267,764	8,769
First Midwest Bancorp, Inc.	237,168	8,673
Endurance Specialty Holdings Ltd.	265,809	8,652
KKR Financial Corp. REIT	381,820	8,564
UCBH Holdings, Inc.	450,295	8,520
American Financial Group, Inc.	204,069	8,491
Healthcare Realty Trust Inc. REIT	227,071	8,488
* Covanta Holding Corp.	507,917	8,467
Post Properties, Inc. REIT	184,719	8,220
Corporate Office Properties Trust, Inc. REIT	179,392	8,205
Cathay General Bancorp	216,421	8,146
BancorpSouth, Inc.	337,271	8,098
Sunstone Hotel Investors, Inc. REIT	276,636	8,014
Platinum Underwriters Holdings, Ltd.	273,405	7,956
Westamerica Bancorporation	152,774	7,932
Maguire Properties, Inc. REIT	214,070	7,814
Pennsylvania REIT	175,531	7,723
NewAlliance Bancshares, Inc.	531,950	7,676
Zenith National Insurance Corp.	159,021	7,654
Nationwide Health Properties, Inc. REIT	355,179	7,636
LaSalle Hotel Properties REIT	184,170	7,551
Mills Corp. REIT	268,044	7,505
First Niagara Financial Group, Inc.	509,582	7,470
Transatlantic Holdings, Inc.	126,683	7,405
Home Properties, Inc. REIT	144,431	7,380
Highwood Properties, Inc. REIT	217,857	7,348
Washington REIT	201,898	7,333
Aspen Insurance Holdings Ltd.	297,123	7,327
* ProAssurance Corp.	140,709	7,317
^ Friedman, Billings, Ramsey Group, Inc. REIT	773,603	7,256
* Alleghany Corp.	24,731	7,160
Delphi Financial Group, Inc.	138,424	7,147
^ Annaly Mortgage Management Inc. REIT	588,089	7,139
Trustmark Corp.	224,640	7,108
American Financial Realty Trust REIT	609,614	7,102
American Home Mortgage Investment Corp. REIT	226,820	7,079
Pacific Capital Bancorp	209,182	7,079
The Phoenix Cos., Inc.	434,187	7,077
Selective Insurance Group	133,176	7,058
Reinsurance Group of America, Inc.	149,202	7,056
Erie Indemnity Co. Class A	131,814	6,939
Old National Bancorp	319,623	6,917
Fremont General Corp.	316,252	6,818
Downey Financial Corp.	100,392	6,756
BioMed Realty Trust, Inc. REIT	227,319	6,738
^ The First Marblehead Corp.	155,696	6,734
IPC Holdings Ltd.	238,950	6,703
Texas Regional Bancshares, Inc.	226,512	6,680
Greater Bay Bancorp	240,440	6,670
Wintrust Financial Corp.	114,053	6,634
United Bankshares, Inc.	172,586	6,605
* Knight Capital Group, Inc. Class A	466,414	6,497
Chittenden Corp.	224,268	6,497
Strategic Hotels and Resorts, Inc. REIT	278,960	6,494
Hilb, Rogal and Hamilton Co.	157,258	6,482
Montpelier Re Holdings Ltd.	391,432	6,380
Assured Guaranty Ltd.	252,774	6,319
Senior Housing Properties Trust REIT	348,854	6,314
International Bancshares Corp.	215,314	6,186
MAF Bancorp, Inc.	138,587	6,066
Cousins Properties, Inc. REIT	180,681	6,040
Commerce Group, Inc.	113,459	5,995
R.L.I. Corp.	104,188	5,970
* Trammell Crow Co.	166,757	5,947
Longview Fibre Co. REIT	227,949	5,890
Umpqua Holdings Corp.	203,468	5,799
Commercial Net Lease Realty REIT	247,492	5,767
Provident Financial Services Inc.	316,869	5,735
UICI	154,746	5,724
Park National Corp.	53,570	5,705
Provident Bankshares Corp.	156,436	5,702
Susquehanna Bancshares, Inc.	216,564	5,581
^ International Securities Exchange, Inc.	132,378	5,514
LandAmerica Financial Group, Inc.	79,459	5,391
Sterling Financial Corp.	183,896	5,333
^ Novastar Financial, Inc. REIT	155,815	5,210
Trustreet Properties, Inc. REIT	339,988	5,164
Newcastle Investment Corp. REIT	214,976	5,142
FelCor Lodging Trust, Inc. REIT	239,753	5,059
Lexington Corporate Properties Trust REIT	240,866	5,022
* Signature Bank	151,169	4,927
* MeriStar Hospitality Corp. REIT	466,475	4,842
* Argonaut Group, Inc.	136,089	4,838
Equity Inns, Inc. REIT	297,506	4,820
Glimcher Realty Trust REIT	169,653	4,818
*^ LaBranche & Co. Inc.	304,710	4,817
Mid-America Apartment Communities, Inc. REIT	87,957	4,816
Doral Financial Corp.	414,933	4,792
Hancock Holding Co.	101,798	4,736
First Commonwealth Financial Corp.	322,783	4,732
* Piper Jaffray Cos., Inc.	85,823	4,720
First Republic Bank	124,485	4,708
Calamos Asset Management, Inc.	125,410	4,690
Omega Healthcare Investors, Inc. REIT	331,411	4,646
First Citizens BancShares Class A	24,030	4,638
BOK Financial Corp.	97,130	4,619
*^ First Federal Financial Corp.	76,830	4,595
Republic Bancorp, Inc.	380,625	4,583
Boston Private Financial Holdings, Inc.	135,614	4,582
Inland Real Estate Corp. REIT	277,568	4,527
TrustCo Bank NY	370,189	4,505
Global Signal, Inc. REIT	91,430	4,498
Citizens Banking Corp.	167,213	4,490
Spirit Finance Corp. REIT	366,595	4,472
Equity Lifestyle Properties, Inc. REIT	89,177	4,437
United Community Banks, Inc.	157,596	4,436
Redwood Trust, Inc. REIT	102,242	4,429
Central Pacific Financial Co.	120,354	4,419
Student Loan Corp.	18,957	4,417
EastGroup Properties, Inc. REIT	92,977	4,411
Max Re Capital Ltd.	184,150	4,383
Scottish Re Group Ltd.	175,710	4,359
Franklin Street Properties Corp. REIT	205,706	4,351
CVB Financial Corp.	253,413	4,333
Corus Bankshares Inc.	72,901	4,333
Sterling Bancshares, Inc.	238,924	4,313
F.N.B. Corp.	251,995	4,309
U-Store-It Trust REIT	212,724	4,286
PS Business Parks, Inc. REIT	76,353	4,270
UMB Financial Corp.	60,776	4,268
Entertainment Properties Trust REIT	101,075	4,243
First BanCorp Puerto Rico	341,435	4,220
Cash America International Inc.	140,446	4,216
PrivateBancorp, Inc.	101,280	4,202
Tanger Factory Outlet Centers, Inc. REIT	121,850	4,193
Heritage Property Investment Trust REIT	104,793	4,149
Alabama National BanCorporation	59,944	4,100
W Holding Co., Inc.	519,728	4,090
National Penn Bancshares Inc.	189,522	4,033
Equity One, Inc. REIT	162,642	3,994
Town & Country Trust REIT	97,903	3,974
Brookline Bancorp, Inc.	255,316	3,955
NBT Bancorp, Inc.	169,934	3,951
First Charter Corp.	159,094	3,930
First Community Bancorp	67,348	3,883
Horace Mann Educators Corp.	206,378	3,880
BankUnited Financial Corp.	143,186	3,872
Glacier Bancorp, Inc.	124,528	3,867
Infinity Property & Casualty Corp.	92,226	3,850
Gold Banc Corp., Inc.	207,913	3,809
*^ Accredited Home Lenders Holding Co.	74,204	3,798
Bank Mutual Corp.	320,631	3,796
Hanmi Financial Corp.	209,029	3,775
Frontier Financial Corp.	113,656	3,755
Harbor Florida Bancshares, Inc.	98,751	3,740
Sovran Self Storage, Inc. REIT	67,035	3,700
Extra Space Storage Inc. REIT	215,069	3,697
S & T Bancorp, Inc.	100,655	3,682
American Equity Investment Life Holding Co.	253,798	3,639
Commercial Capital Bancorp, Inc.	256,660	3,609
BankAtlantic Bancorp, Inc. Class A	247,891	3,567
Mid-State Bancshares	120,964	3,560
Capitol Bancorp Ltd.	74,961	3,504
^ Impac Mortgage Holdings, Inc. REIT	362,882	3,498
Capitol Federal Financial	106,827	3,451
Digital Realty Trust, Inc. REIT	122,020	3,437
RAIT Investment Trust REIT	121,624	3,435
Stewart Information Services Corp.	72,509	3,414
Fidelity Bankshares, Inc.	101,495	3,413
MB Financial, Inc.	95,714	3,388
MCG Capital Corp.	238,998	3,372
* Texas Capital Bancshares, Inc.	140,466	3,371
Advanta Corp. Class A	98,881	3,371
* Nelnet, Inc.	80,836	3,367
* USI Holdings Corp.	208,279	3,360
PFF Bancorp, Inc.	99,185	3,344
Harleysville National Corp.	143,643	3,266
Glenborough Realty Trust, Inc. REIT	150,158	3,266
Financial Federal Corp.	111,248	3,260
Independent Bank Corp. (MI)	113,401	3,226
DiamondRock Hospitality Co. REIT	231,464	3,197
Chemical Financial Corp.	98,193	3,173
Innkeepers USA Trust REIT	186,897	3,168
National Health Investors REIT	122,910	3,122
Amcore Financial, Inc.	98,730	3,122
^ Fidelity National Title Group, Inc. Class A	135,783	3,092
Greenhill & Co., Inc.	46,315	3,062
Sun Communities, Inc. REIT	86,553	3,060
Highland Hospitality Corp. REIT	239,368	3,042
Getty Realty Holding Corp. REIT	102,077	2,970
Westbanco Inc.	89,902	2,950
City Holding Co.	80,112	2,947
Cedar Shopping Centers, Inc. REIT	185,469	2,938
Anthracite Capital Inc. REIT	265,200	2,912
Community Bank System, Inc.	128,728	2,874
* Navigators Group, Inc.	57,365	2,845
KNBT Bancorp Inc.	172,306	2,817
Ashford Hospitality Trust REIT	225,410	2,795
optionsXpress Holdings Inc.	94,279	2,742
* Ocwen Financial Corp.	267,281	2,732
First Financial Bankshares, Inc.	71,055	2,721
SWS Group, Inc.	103,717	2,712
Parkway Properties Inc. REIT	61,340	2,679
Alfa Corp.	154,606	2,650
Anchor Bancorp Wisconsin Inc.	86,860	2,633
* Franklin Bank Corp.	136,095	2,617
* Portfolio Recovery Associates, Inc.	55,729	2,610
LTC Properties, Inc. REIT	111,537	2,594
TriCo Bancshares	91,587	2,594
Acadia Realty Trust REIT	109,505	2,579
Flagstar Bancorp, Inc.	166,237	2,510
Bank of the Ozarks, Inc.	68,674	2,507
Sandy Spring Bancorp, Inc.	65,811	2,500
Advance America Cash Advance Centers Inc.	173,345	2,493
Community Banks, Inc.	86,886	2,473
Old Second Bancorp, Inc.	75,028	2,463
Union Bankshares Corp.	53,798	2,459
First State Bancorporation	92,468	2,456
Sterling Bancorp	118,993	2,451
*^ Tejon Ranch Co.	49,664	2,427
First Financial Bancorp	145,505	2,421
* CompuCredit Corp.	65,473	2,410
ASTA Funding, Inc.	72,332	2,406
Prosperity Bancshares, Inc.	79,384	2,398
Cascade Bancorp	80,570	2,381
Ramco-Gershenson Properties Trust REIT	78,622	2,380
Partners Trust Financial Group, Inc.	198,504	2,366
United Fire & Casualty Co.	71,572	2,355
Saxon Inc. REIT	225,399	2,353
Irwin Financial Corp.	121,467	2,348
First Source Corp.	77,928	2,336
Presidential Life Corp.	91,851	2,334
Integra Bank Corp.	101,036	2,310
TierOne Corp.	67,760	2,300
Provident New York Bancorp, Inc.	177,176	2,298
* Universal American Financial Corp.	148,836	2,292
West Coast Bancorp	81,448	2,276
Banner Corp.	66,872	2,274
Northwest Bancorp, Inc.	91,788	2,273
* First Cash Financial Services, Inc.	113,484	2,269
Fieldstone Investment Corp. REIT	189,730	2,239
* Western Alliance Bancorp	60,261	2,239
Oriental Financial Group Inc.	154,188	2,228
* Virginia Commerce Bancorp, Inc.	61,404	2,207
* Tradestation Group Inc.	159,159	2,200
Cardinal Financial Corp.	162,546	2,199
National Western Life Insurance Co. Class A	9,426	2,190
Suffolk Bancorp	62,987	2,186
Capital Corp. of the West	59,155	2,172
First Indiana Corp.	77,267	2,156
Columbia Banking System, Inc.	64,195	2,148
Harleysville Group, Inc.	71,924	2,135
* Ace Cash Express, Inc.	85,500	2,128
Heritage Commerce Corp.	84,005	2,100
Sterling Financial Corp. (PA)	96,137	2,100
* Pinnacle Financial Partners, Inc.	76,505	2,099
First Financial Corp. (IN)	70,073	2,088
U.S.B. Holding Co., Inc.	90,710	2,081
Affordable Residential Communities REIT	197,245	2,071
Bristol West Holdings, Inc.	107,175	2,063
Deerfield Triarc Capital Corp. REIT	152,090	2,052
Wilshire Bancorp Inc.	110,001	2,045
* CNA Surety Corp.	122,112	2,043
* EZCORP, Inc.	68,994	2,037
Safety Insurance Group, Inc.	44,505	2,032
GMH Communities Trust REIT	174,178	2,027
*^ PICO Holdings, Inc.	61,618	2,027
Independent Bank Corp. (MA)	62,349	2,005
First Potomac REIT	70,601	1,994
Saul Centers, Inc. REIT	45,287	1,989
Main Street Banks, Inc.	76,800	1,988
* Triad Guaranty, Inc.	42,066	1,973
* World Acceptance Corp.	71,772	1,967
First Merchants Corp.	73,993	1,962
State Auto Financial Corp.	57,809	1,949
* AmericanWest Bancorporation	73,094	1,935
Renasant Corp.	52,366	1,934
Capital Lease Funding, Inc. REIT	174,363	1,934
FBL Financial Group, Inc. Class A	56,050	1,931
Winston Hotels, Inc. REIT	169,196	1,924
Dime Community Bancshares	133,085	1,912
Arbor Realty Trust, Inc. REIT	69,676	1,881
IBERIABANK Corp.	33,172	1,877
First Bancorp (NC)	83,752	1,874
Community Trust Bancorp Inc.	54,889	1,861
Southwest Bancorp, Inc.	82,600	1,837
* Sun Bancorp, Inc. (NJ)	93,464	1,823
Interchange Financial Services Corp.	95,153	1,808
Aames Investment Corp. REIT	316,735	1,799
Gramercy Capital Corp. REIT	71,918	1,793
Investors Real Estate Trust REIT	187,724	1,791
First Financial Holdings, Inc.	55,841	1,770
Consolidated-Tomoka Land Co.	28,439	1,767
MFA Mortgage Investments, Inc. REIT	275,598	1,750
Midland Co.	49,876	1,745
21st Century Insurance Group	109,735	1,734
Universal Health Realty Income REIT	47,394	1,731
* American Physicians Capital, Inc.	36,037	1,730
Capital City Bank Group, Inc.	48,337	1,718
Bedford Property Investors, Inc. REIT	63,043	1,698
Midwest Banc Holdings, Inc.	65,424	1,697
Capital Trust Class A REIT	54,338	1,691
Placer Sierra Bancshares	58,768	1,678
Western Sierra Bancorp	36,925	1,674
HomeBanc Corp. REIT	190,334	1,673
* The Bancorp Inc.	67,818	1,665
Simmons First National Corp.	55,865	1,663
Republic Bancorp, Inc. Class A	81,660	1,659
Nara Bancorp, Inc.	94,336	1,656
Omega Financial Corp.	48,408	1,639
First Oak Brook Bancshares, Inc.	60,958	1,631
Center Financial Corp.	67,278	1,630
* Boykin Lodging Co. REIT	144,062	1,626
* FPIC Insurance Group, Inc.	42,991	1,625
Government Properties Trust, Inc. REIT	169,812	1,620
^ Vineyard National Bancorp Co.	55,210	1,618
* Asset Acceptance Capital Corp.	82,966	1,615
Seacoast Banking Corp. of Florida	54,806	1,595
* Banc Corp.	133,876	1,586
Hersha Hospitality Trust REIT	161,895	1,585
NetBank, Inc.	217,870	1,577
* Stifel Financial Corp.	36,074	1,575
W.P. Stewart & Co., Ltd.	74,422	1,569
Kite Realty Group Trust REIT	98,277	1,568
Associated Estates Realty Corp. REIT	138,557	1,559
Washington Trust Bancorp, Inc.	55,125	1,547
Tompkins Trustco, Inc.	31,895	1,536
Lakeland Bancorp, Inc.	98,347	1,530
R & G Financial Corp. Class B	120,831	1,530
Peoples Bancorp, Inc.	50,719	1,522
* eSPEED, Inc. Class A	189,990	1,514
WSFS Financial Corp.	24,048	1,511
Macatawa Bank Corp.	39,853	1,511
EMC Insurance Group, Inc.	53,888	1,502
Ameris Bancorp	64,346	1,497
* United America Indemnity, Ltd.	64,402	1,475
Yardville National Bancorp	40,013	1,472
Luminent Mortgage Capital, Inc. REIT	181,187	1,469
Tower Group, Inc.	63,585	1,469
First Busey Corp.	69,560	1,468
First Place Financial Corp.	59,123	1,466
S.Y. Bancorp, Inc.	55,018	1,454
Anworth Mortgage Asset Corp. REIT	182,903	1,438
* Pacific Mercantile Bancorp	72,105	1,433
Clifton Savings Bancorp, Inc.	133,822	1,431
* GFI Group Inc.	27,170	1,410
Summit Bancshares, Inc.	73,084	1,408
^ MortgageIT Holdings Inc. REIT	129,001	1,397
Great Southern Bancorp, Inc.	47,844	1,382
American Campus Communities, Inc. REIT	53,300	1,381
Univest Corp. of Pennsylvania	54,217	1,380
LSB Bancshares, Inc.	76,587	1,379
* Aether Holdings, Inc.	353,353	1,360
* First Regional Bancorp	15,249	1,359
Citizens 1st Bancorp, Inc.	47,864	1,353
United Community Financial Corp.	110,185	1,335
Firstbank Corp.	56,343	1,331
^ Odyssey Re Holdings Corp.	60,756	1,318
Flushing Financial Corp.	74,860	1,307
Correctional Properties Trust REIT	51,822	1,298
Education Realty Trust, Inc. REIT	84,831	1,298
Arrow Financial Corp.	46,772	1,282
* Community Bancorp	40,864	1,266
Pennfed Financial Services, Inc.	65,773	1,261
Eastern Virginia Bankshares, Inc.	54,320	1,258
* First Acceptance Corp.	94,033	1,251
* PMA Capital Corp. Class A	122,491	1,247
^ Smithtown Bancorp, Inc.	36,133	1,238
Mercantile Bank Corp.	31,248	1,222
North Valley Bancorp	67,721	1,216
ITLA Capital Corp.	25,074	1,209
West Bancorporation	60,365	1,197
* BFC Financial Corp.	182,356	1,194
* Republic First Bancorp, Inc.	81,242	1,193
* First Mariner Bancorp, Inc.	61,991	1,189
* BankFinancial Corp.	74,330	1,183
* Capital Crossing Bank	36,802	1,173
* Bay View Capital Corp.	66,504	1,160
CFS Bancorp, Inc.	77,375	1,159
Windrose Medical Properties Trust REIT	76,850	1,159
Gamco Investors Inc. Class A	28,932	1,156
CityBank Lynnwood (WA)	24,763	1,152
German American Bancorp	85,384	1,148
Southside Bancshares, Inc.	56,287	1,139
BancTrust Financial Group, Inc.	51,322	1,137
Bank of Granite Corp.	55,776	1,131
Rainier Pacific Financial Group Inc.	68,016	1,100
First of Long Island Corp.	25,783	1,096
Horizon Financial Corp.	42,652	1,090
Willow Grove Bancorp, Inc.	61,336	1,086
Security Bank Corp.	42,877	1,084
^ CoBiz Inc.	51,557	1,062
Berkshire Hills Bancorp, Inc.	30,040	1,050
HMN Financial, Inc.	30,063	1,046
* Ceres Group, Inc.	188,972	1,043
Provident Financial Holdings, Inc.	31,756	1,035
Lakeland Financial Corp.	22,036	1,030
Bryn Mawr Bank Corp.	46,291	1,026
Sizeler Property Investors, Inc. REIT	69,485	1,026
BancFirst Corp.	23,360	1,018
Winthrop Realty Trust Inc. REIT	191,864	1,015
Charter Financial Corp.	26,611	1,013
Capital Title Group, Inc.	130,568	1,007
Newmil Bancorp, Inc.	33,914	1,006
Financial Institutions, Inc.	52,882	999
Commercial Bankshares, Inc.	27,597	974
* Rewards Network Inc.	121,661	968
MBT Financial Corp.	57,511	966
Virginia Financial Group, Inc.	23,997	960
Capital Bank Corp.	58,724	954
Mainsource Financial Group, Inc.	50,332	951
Sound Federal Bancorp Inc.	45,958	946
Heritage Financial Corp.	32,599	945
OceanFirst Financial Corp.	38,325	939
Royal Bancshares of Pennsylvania, Inc.	38,207	937
Direct General Corp.	54,915	934
Donegal Group Inc.	35,560	928
*^ Citizens, Inc.	179,672	927
Coastal Financial Corp.	67,252	925
Comm Bancorp, Inc.	21,283	920
*^ Harris & Harris Group, Inc.	65,618	915
Camden National Corp.	23,755	912
* Encore Capital Group, Inc.	61,763	911
Foothill Independent Bancorp	34,902	911
* Meadowbrook Insurance Group, Inc.	128,800	902
FNB Corp. (VA)	26,269	893
Mission West Properties Inc. REIT	75,366	886
Sanders Morris Harris Group Inc.	54,642	876
* United PanAm Financial Corp.	28,186	871
Medallion Financial Corp.	64,157	869
ECC Capital Corp. REIT	570,165	867
^ First South Bancorp, Inc.	22,696	859
* AmeriVest Properties, Inc. REIT	191,411	846
NYMAGIC, Inc.	28,232	842
Merchants Bancshares, Inc.	34,144	838
^ TF Financial Corp.	27,791	834
Farmers Capital Bank Corp.	26,300	832
* Quanta Capital Holdings Ltd.	275,571	827
Baldwin & Lyons, Inc. Class B	30,990	823
* Consumer Portfolio Services, Inc.	100,294	820
Peapack Gladstone Financial Corp.	31,831	815
LSB Corp.	45,320	813
Urstadt Biddle Properties Class A REIT	44,917	809
Monmouth Real Estate Investment Corp. REIT	95,801	807
BNP Residential Properties, Inc. REIT	46,911	788
Beverly Hills Bancorp Inc.	73,231	776
Team Financial, Inc.	53,623	772
Citizens South Banking Corp.	60,773	771
Federal Agricultural Mortgage Corp. Class A	38,986	760
SCBT Financial Corp.	21,634	759
* The Enstar Group, Inc.	8,434	757
BWC Financial Corp.	21,600	756
Opteum Inc. REIT	87,500	749
Columbia Equity Trust Inc. REIT	42,500	747
TIB Financial Corp.	24,489	737
Shore Bancshares, Inc.	20,896	735
One Liberty Properties, Inc. REIT	36,910	732
* Ampal-American Israel Corp.	160,611	731
American Land Lease, Inc. REIT	26,606	728
New York Mortgage Trust, Inc. REIT	133,400	720
First Community Bancshares, Inc.	22,507	720
NorthStar Realty Finance Corp. REIT	65,542	718
Community Bancorp Inc.	19,325	715
Greater Delaware Valley Savings Bank	28,541	713
^ BKF Capital Group, Inc.	54,813	713
First Federal Bancshares of Arkansas, Inc.	27,138	699
Independence Holding Co.	29,725	685
Habersham Bancorp	29,779	685
America First Apartment Investors, Inc. REIT	47,164	683
Capstead Mortgage Corp. REIT	96,919	683
Flag Financial Corp.	38,445	682
Taylor Capital Group, Inc.	17,100	670
United Mobile Homes, Inc. REIT	43,173	661
Clark, Inc.	55,639	657
Urstadt Biddle Properties REIT	37,652	655
Rome Bancorp, Inc.	55,082	653
Codorus Valley Bancorp, Inc.	31,611	648
Bancorp Rhode Island Inc.	18,400	642
^ Ames National Corp.	26,244	637
Massbank Corp.	19,344	636
* Primus Guaranty, Ltd.	56,903	634
Cohen & Steers, Inc.	25,776	632
Heartland Financial USA, Inc.	26,585	627
^ PremierWest Bancorp	33,713	624
American Mortgage Acceptance Co. REIT	38,290	615
* Stratus Properties Inc.	24,710	605
* Marlin Business Services Inc.	27,360	605
Capital Southwest Corp.	6,300	602
Greene County Bancshares	20,558	600
First Keystone Financial, Inc.	30,844	600
Oak Hill Financial, Inc.	19,189	593
State Bancorp, Inc.	38,388	587
Kearny Financial Corp.	42,698	586
PXRE Group Ltd.	179,194	586
First Pactrust Bancorp	19,455	585
Parkvale Financial Corp.	20,858	582
* Seabright Insurance Holdings	33,400	582
Abington Community Bankcorp, Inc.	42,400	577
* MarketAxess Holdings, Inc.	47,156	567
Synergy Financial Group, Inc.	38,974	566
First M&F Corp.	16,239	565
GB&T Bancshares, Inc.	25,217	564
Brooke Corp.	51,308	558
National Health Realty Inc. REIT	27,288	544
Preferred Bank, Los Angeles	10,470	529
First Defiance Financial Corp.	19,697	519
FNB Financial Services Corp.	32,268	518
First United Corp.	22,584	516
Pulaski Financial Corp.	31,107	513
Home Federal Bancorp	18,842	508
BRT Realty Trust REIT	19,885	508
Greater Community Bancorp	33,304	508
ESB Financial Corp.	42,244	507
^ LNB Bancorp, Inc.	25,850	499
^ Center Bancorp, Inc.	41,692	496
National Bankshares, Inc.	9,798	490
American National Bankshares Inc.	20,218	475
Gladstone Commercial Corp. REIT	23,215	470
Camco Financial Corp.	32,487	467
Agree Realty Corp. REIT	14,464	464
Unity Bancorp, Inc.	28,925	464
Exchange National Bancshares, Inc.	15,521	461
Sunset Financial Resources, Inc. REIT	49,021	448
Westfield Financial, Inc.	17,789	439
MutualFirst Financial Inc.	21,059	437
* Newtek Business Services, Inc.	195,432	424
Horizon Bancorp Indiana	13,935	422
FNB Corp. (NC)	20,575	420
Century Bancorp, Inc. Class A	14,407	418
Jefferson Bancshares, Inc.	30,493	411
^ Middleburg Financial Corp.	11,700	410
Commercial National Financial Corp.	19,800	392
* SCPIE Holdings Inc.	15,700	385
* United Capital Corp.	14,620	364
First Fed Bankshares Inc	16,001	362
Federal Agricultural Mortgage Corp. Class C	11,963	352
* Ameriserv Financial Inc.	70,252	351
Investors Title Co.	8,181	351
Donegal Group Inc.	13,869	329
^ Citizens & Northern Corp.	13,494	327
*^ Northern Empire Bancshares	12,624	319
Pamrapo Bancorp, Inc.	15,272	318
Leesport Financial Corp.	12,142	315
Ameriana Bancorp	22,307	290
* Horizon Group Properties, Inc. REIT	48,293	283
Crawford & Co. Class B	45,920	276
Wainwright Bank & Trust Co.	26,428	275
Crescent Banking Co.	6,698	273
* American Independence Corp.	22,425	269
Wayne Savings Bancshares, Inc.	17,451	267
Thomas Properties Group, Inc.	19,079	260
K-Fed Bancorp	20,211	252
^ Delta Financial Corp.	26,100	249
* KMG America Corp.	28,310	242
HopFed Bancorp, Inc.	15,080	241
Cheviot Financial Corp.	19,500	234
Northern States Financial Corp.	10,458	234
ProCentury Corp.	16,768	229
Wellsford Real Properties Inc.	28,274	224
*^ MCF Corp.	156,873	220
Enterprise Financial Services Corp.	7,896	216
Atlantic Realty Trust Inc. REIT	9,400	215
Hingham Institution Savings	5,500	215
BCSB Bankcorp, Inc.	16,182	210
ECB Bancorp, Inc.	6,300	209
Norwood Financial Corp.	5,801	186
United Financial Corp.	8,131	183
United Security Bancshares, Inc.	6,800	182
* American Realty Investors, Inc.	20,370	178
Abigail Adams National Bancorp., Inc.	13,598	177
California National Bancorp	12,207	177
Vail Banks Inc.	10,907	176
NBC Capital Corp.	7,600	174
Hanover Capital Mortgage Holdings, Inc. REIT	26,785	171
Colony Bankcorp, Inc.	7,597	167
Southern Community Financial Corp.	18,091	166
Meta Financial Group, Inc.	7,210	165
^ Atlantic Coast Federal Corp.	10,873	160
Investors Capital Holdings, Ltd.	49,100	157
* Transcontinental Realty Investors, Inc. REIT	8,900	154
Penns Woods Bancorp, Inc.	3,960	150
Origen Financial, Inc. REIT	24,178	147
* Financial Industries Corp.	15,049	128
* First Albany Cos. Inc.	22,600	127
* The Washington Savings Bank	14,900	124
Merchants Group, Inc.	4,000	121
Columbia Bancorp (OR)	5,410	119
First Federal Bancshares	4,300	79
PMC Commercial Trust REIT	5,400	74
* Pennsylvania Commerce Bancorp, Inc.	1,737	52
First National Lincoln Corp.	2,600	46
Yadkin Valley Bank and Trust Co.	2,000	29
* Intervest Bancshares Corp.	800	29
* Vesta Insurance Group, Inc.	59,142	29
PAB Bankshares, Inc.	500	10
Sierra Bancorp	200	5

		15,109,456

Health Care (12.7%)
Pfizer Inc.	34,897,296	869,641
Johnson & Johnson	14,084,389	834,078
* Amgen, Inc.	5,844,166	425,163
Merck & Co., Inc.	10,353,105	364,740
UnitedHealth Group Inc.	6,438,204	359,638
Abbott Laboratories	7,344,839	311,935
Wyeth	6,355,541	308,371
Medtronic, Inc.	5,734,861	291,044
Eli Lilly & Co.	4,844,061	267,877
* WellPoint Inc.	3,131,272	242,454
Bristol-Myers Squibb Co.	9,266,022	228,037
* Genentech, Inc.	2,247,870	189,967
Cardinal Health, Inc.	2,029,137	151,211
* Gilead Sciences, Inc.	2,170,159	135,027
Aetna Inc.	2,710,872	133,212
Schering-Plough Corp.	7,003,650	132,999
Guidant Corp.	1,572,688	122,764
Baxter International, Inc.	2,956,163	114,729
* Caremark Rx, Inc.	2,132,364	104,870
* Medco Health Solutions, Inc.	1,455,972	83,311
HCA Inc.	1,815,668	83,139
* Genzyme Corp.	1,225,069	82,349
* Zimmer Holdings, Inc.	1,175,451	79,460
Allergan, Inc.	717,541	77,853
CIGNA Corp.	595,460	77,779
* Biogen Idec Inc.	1,607,414	75,709
Becton, Dickinson & Co.	1,174,415	72,320
McKesson Corp.	1,384,075	72,152
* Forest Laboratories, Inc.	1,599,796	71,399
* Celgene Corp.	1,606,734	71,050
* St. Jude Medical, Inc.	1,725,960	70,764
* Boston Scientific Corp.	2,911,678	67,114
Stryker Corp.	1,248,124	55,342
* Express Scripts Inc.	586,428	51,547
AmerisourceBergen Corp.	985,718	47,581
* MedImmune Inc.	1,169,427	42,778
Quest Diagnostics, Inc.	816,557	41,889
* Coventry Health Care Inc.	770,917	41,614
Biomet, Inc.	1,122,624	39,876
* Fisher Scientific International Inc.	583,116	39,681
* Humana Inc.	735,185	38,707
* Laboratory Corp. of America Holdings	631,734	36,944
* Varian Medical Systems, Inc.	621,127	34,882
C.R. Bard, Inc.	498,584	33,809
Omnicare, Inc.	570,017	31,345
* DaVita, Inc.	484,211	29,154
* Barr Pharmaceuticals Inc.	458,587	28,882
* Thermo Electron Corp.	771,550	28,617
* Hospira, Inc.	723,671	28,556
IMS Health, Inc.	1,097,058	28,271
* Health Net Inc.	542,440	27,567
* Chiron Corp.	555,458	25,446
Health Management Associates Class A	1,174,376	25,331
* Sepracor Inc.	505,692	24,683
Applera Corp.-Applied Biosystems Group	894,714	24,283
Mylan Laboratories, Inc.	1,024,964	23,984
*^ Amylin Pharmaceuticals, Inc.	486,982	23,838
* Waters Corp.	527,289	22,753
DENTSPLY International Inc.	354,259	20,600
* King Pharmaceuticals, Inc.	1,154,154	19,909
* Henry Schein, Inc.	413,336	19,782
* Endo Pharmaceuticals Holdings, Inc.	599,919	19,683
* Intuitive Surgical, Inc.	160,974	18,995
* Millipore Corp.	249,034	18,194
* Lincare Holdings, Inc.	461,738	17,989
* Invitrogen Corp.	251,120	17,611
* Covance, Inc.	299,420	17,591
* Vertex Pharmaceuticals, Inc.	474,380	17,358
* Patterson Cos	491,326	17,295
Pharmaceutical Product Development, Inc.	496,982	17,201
* Triad Hospitals, Inc.	409,142	17,143
Manor Care, Inc.	378,066	16,767
* Cephalon, Inc.	277,797	16,737
* Tenet Healthcare Corp.	2,247,694	16,588
Bausch & Lomb, Inc.	256,254	16,323
Beckman Coulter, Inc.	297,549	16,237
* Charles River Laboratories, Inc.	325,959	15,979
* PDL BioPharma Inc.	485,487	15,924
* Cytyc Corp.	545,729	15,379
* Community Health Systems, Inc.	423,375	15,305
* ResMed Inc.	339,426	14,928
* Millennium Pharmaceuticals, Inc.	1,471,068	14,872
Hillenbrand Industries, Inc.	261,437	14,376
* Advanced Medical Optics, Inc.	307,689	14,351
* Emdeon Corp.	1,322,366	14,282
PerkinElmer, Inc.	591,833	13,890
* Cerner Corp.	290,421	13,780
Dade Behring Holdings Inc.	381,382	13,619
* Respironics, Inc.	343,383	13,361
* Watson Pharmaceuticals, Inc.	463,521	13,322
* Gen-Probe Inc.	240,543	13,259
* IDEXX Laboratories Corp.	151,832	13,112
* Edwards Lifesciences Corp.	281,553	12,248
Universal Health Services Class B	240,829	12,232
* Pediatrix Medical Group, Inc.	118,267	12,139
* Hologic, Inc.	209,036	11,570
* Neurocrine Biosciences, Inc.	174,844	11,284
*^ ImClone Systems, Inc.	318,448	10,834
Cooper Cos., Inc.	198,971	10,750
* VCA Antech, Inc.	371,954	10,593
* Affymetrix, Inc.	319,952	10,536
* Techne Corp.	175,091	10,530
* Sierra Health Services, Inc.	245,250	9,982
* Alkermes, Inc.	434,425	9,579
*^ OSI Pharmaceuticals, Inc.	271,035	8,700
* Abgenix, Inc.	385,756	8,680
*^ Nektar Therapeutics	423,246	8,626
Mentor Corp.	187,119	8,478
^ Medicis Pharmaceutical Corp.	259,323	8,454
* Andrx Group	355,580	8,441
* Kinetic Concepts, Inc.	201,281	8,287
STERIS Corp.	325,439	8,032
* Sybron Dental Specialties, Inc.	192,094	7,922
* Healthways, Inc.	154,961	7,894
* Psychiatric Solutions, Inc.	235,880	7,815
* LifePoint Hospitals, Inc.	244,627	7,608
* United Surgical Partners International, Inc.	213,620	7,564
Chemed Corp.	122,509	7,270
* Magellan Health Services, Inc.	174,300	7,054
Valeant Pharmaceuticals International	441,043	6,991
* WellCare Health Plans Inc.	153,649	6,982
* United Therapeutics Corp.	104,857	6,950
* Sunrise Senior Living, Inc.	173,677	6,768
* American Medical Systems Holdings, Inc.	299,665	6,742
* Medarex, Inc.	509,056	6,730
* Ventana Medical Systems, Inc.	156,095	6,520
* MGI Pharma, Inc.	370,892	6,491
* Haemonetics Corp.	126,080	6,401
* ICOS Corp.	288,307	6,357
Owens & Minor, Inc. Holding Co.	192,479	6,308
* Immucor Inc.	217,975	6,254
Perrigo Co.	377,754	6,161
* Varian, Inc.	149,274	6,147
* Human Genome Sciences, Inc.	564,800	6,139
* PSS World Medical, Inc.	312,683	6,032
* Centene Corp.	204,309	5,960
* Cubist Pharmaceuticals, Inc.	257,627	5,918
* Dionex Corp.	93,817	5,768
* ArthroCare Corp.	118,404	5,662
* Apria Healthcare Group Inc.	239,445	5,502
*^ Martek Biosciences Corp.	163,014	5,352
*^ Telik, Inc.	275,115	5,326
Alpharma, Inc. Class A	197,887	5,307
* Theravance, Inc.	187,724	5,264
* Alexion Pharmaceuticals, Inc.	147,839	5,236
* AMERIGROUP Corp.	242,951	5,112
* Intermagnetics General Corp.	202,901	5,083
* Onyx Pharmaceuticals, Inc.	192,320	5,050
LCA-Vision Inc.	99,592	4,991
* Myriad Genetics, Inc.	189,531	4,945
* The Medicines Co.	239,020	4,917
* Per-Se Technologies, Inc.	184,340	4,914
* Bio-Rad Laboratories, Inc. Class A	78,550	4,898
* Kyphon Inc.	130,732	4,863
* Ventiv Health, Inc.	144,762	4,809
Diagnostic Products Corp.	100,023	4,764
* CV Therapeutics, Inc.	214,187	4,729
West Pharmaceutical Services, Inc.	135,017	4,688
Invacare Corp.	150,474	4,674
* Par Pharmaceutical Cos. Inc.	165,321	4,659
* American Retirement Corp.	176,038	4,510
* Kos Pharmaceuticals, Inc.	93,860	4,484
* Adolor Corp.	188,377	4,483
PolyMedica Corp.	105,321	4,461
* BioMarin Pharmaceutical Inc.	330,491	4,435
* Eclipsys Corp.	186,874	4,412
* Kindred Healthcare, Inc.	174,972	4,401
* LifeCell Corp.	194,870	4,394
* Thoratec Corp.	224,832	4,333
* K-V Pharmaceutical Co. Class A	178,425	4,304
* HealthExtras, Inc.	121,447	4,287
* Digene Corp.	108,768	4,253
* Exelixis, Inc.	344,596	4,139
* The TriZetto Group, Inc.	225,528	3,967
* eResearch Technology, Inc.	275,383	3,963
* Viasys Healthcare Inc.	131,461	3,954
* Salix Pharmaceuticals, Ltd.	239,217	3,949
* Myogen, Inc.	108,831	3,943
* Applera Corp.-Celera Genomics Group	336,878	3,938
* Regeneron Pharmaceuticals, Inc.	234,524	3,900
* ViroPharma Inc.	302,953	3,848
*^ Biosite Inc.	73,907	3,838
*^ Allscripts Healthcare Solutions, Inc.	207,992	3,808
* DJ Orthopedics Inc.	91,148	3,624
* Keryx Biopharmaceuticals, Inc.	187,546	3,584
* Serologicals Corp.	144,076	3,524
* Illumina, Inc.	145,497	3,456
* Genesis Healthcare Corp.	78,386	3,444
* Connetics Corp.	203,089	3,438
Analogic Corp.	51,731	3,425
*^ AtheroGenics, Inc.	209,710	3,422
* First Horizon Pharmaceutical Corp.	134,965	3,402
* Nuvelo, Inc.	188,587	3,361
* Palomar Medical Technologies, Inc.	96,256	3,220
* Integra LifeSciences Holdings	77,970	3,195
* AmSurg Corp.	137,120	3,111
* Wright Medical Group, Inc.	156,956	3,100
* Zymogenetics, Inc.	142,525	3,081
* Matria Healthcare, Inc.	81,107	3,079
*^ Cyberonics, Inc.	118,746	3,060
* PAREXEL International Corp.	114,762	3,034
* Molecular Devices Corp.	86,197	2,858
* Greatbatch, Inc.	129,807	2,844
Arrow International, Inc.	86,768	2,835
* Conor Medsystems, Inc.	95,945	2,821
* Odyssey Healthcare, Inc.	163,593	2,815
*^ Laserscope	118,506	2,803
* Isis Pharmaceuticals, Inc.	310,833	2,801
* SonoSite, Inc.	68,568	2,787
* Candela Corp.	126,272	2,727
* Arena Pharmaceuticals, Inc.	150,446	2,725
* deCODE genetics, Inc.	309,481	2,683
*^ SurModics, Inc.	75,548	2,671
*^ American Pharmaceuticals Partners, Inc.	92,670	2,640
* Cross Country Healthcare, Inc.	134,831	2,610
*^ Geron Corp.	308,632	2,565
* Inverness Medical Innovations, Inc.	88,971	2,556
* CONMED Corp.	132,156	2,531
* AMN Healthcare Services, Inc.	134,044	2,509
* Quidel Corp.	191,858	2,469
* Dendrite International, Inc.	175,586	2,397
* Tanox, Inc.	120,097	2,332
*^ Novavax, Inc.	291,617	2,327
*^ Renovis, Inc.	108,268	2,308
* Abaxis, Inc.	101,236	2,296
* Pharmion Corp.	126,182	2,274
*^ InterMune Inc.	121,892	2,260
*^ Durect Corp.	353,600	2,249
* Progenics Pharmaceuticals, Inc.	83,932	2,223
* Conceptus, Inc.	166,851	2,187
* Merge Technologies, Inc.	135,563	2,165
Meridian Bioscience Inc.	80,226	2,164
Datascope Corp.	54,296	2,148
Cambrex Corp.	109,751	2,145
* Amedisys Inc.	61,483	2,137
* Lexicon Genetics Inc.	384,122	2,128
* Panacos Pharmaceuticals Inc.	278,918	2,109
* DOV Pharmaceutical, Inc.	130,862	2,091
*^ MannKind Corp.	102,233	2,090
* Rigel Pharmaceuticals, Inc.	181,374	2,084
*^ AVI BioPharma, Inc.	274,510	2,084
* Genta Inc.	952,950	2,058
* Spectranetics Corp.	174,104	2,058
* Indevus Pharmaceuticals, Inc.	331,378	2,055
* Orthofix International NV	51,548	2,053
* Somanetics Corp.	92,743	2,048
*^ Pain Therapeutics, Inc.	188,188	2,046
* Aspect Medical Systems, Inc.	73,953	2,029
* Symmetry Medical Inc.	94,515	2,005
* Discovery Laboratories, Inc.	273,467	2,005
* Incyte Corp.	332,922	2,004
* Noven Pharmaceuticals, Inc.	110,674	1,993
* Diversa Corp.	217,720	1,983
* SuperGen, Inc.	348,385	1,979
* Molina Healthcare Inc.	59,065	1,977
*^ Peregrine Pharmaceuticals, Inc.	1,281,571	1,974
* Enzon Pharmaceuticals, Inc.	242,591	1,965
* Advanced Magnetics, Inc.	50,277	1,923
* ICU Medical, Inc.	51,949	1,880
*^ XOMA Ltd.	811,680	1,859
^ BioLase Technology, Inc.	193,944	1,852
* Hi-Tech Pharmacal Co., Inc.	64,995	1,833
* Air Methods Corp.	61,940	1,830
* Bruker BioSciences Corp.	338,133	1,826
* Nuvasive, Inc.	96,150	1,812
* Luminex Corp.	121,780	1,810
*^ SFBC International, Inc.	73,374	1,789
* OraSure Technologies, Inc.	173,544	1,787
* Pozen Inc.	106,952	1,786
* Penwest Pharmaceuticals Co.	82,043	1,780
* Emageon Inc.	104,715	1,779
* Enzo Biochem, Inc.	131,684	1,778
*^ Momenta Pharmaceuticals, Inc.	90,318	1,776
* NPS Pharmaceuticals Inc.	207,308	1,770
* Gentiva Health Services, Inc.	97,085	1,768
* STAAR Surgical Co.	194,312	1,743
* ARIAD Pharmaceuticals, Inc.	263,247	1,732
*^ Dendreon Corp.	367,003	1,729
* Align Technology, Inc.	184,954	1,696
* Symbion, Inc.	73,988	1,676
* Cypress Bioscience, Inc.	264,255	1,665
Computer Programs and Systems, Inc.	33,175	1,659
*^ StemCells, Inc.	461,365	1,652
* Avanir Pharmaceuticals Class A	112,633	1,647
Vital Signs, Inc.	29,673	1,630
* PRA International	65,208	1,616
* Anadys Pharmaceuticals Inc.	99,139	1,597
*^ Aastrom Biosciences, Inc.	780,203	1,584
* Savient Pharmaceuticals Inc.	296,766	1,582
*^ Cell Genesys, Inc.	196,753	1,570
* Cepheid, Inc.	169,308	1,551
*^ BioCryst Pharmaceuticals, Inc.	85,293	1,540
* Accelrys Inc.	210,369	1,529
* Radiation Therapy Services, Inc.	59,941	1,529
* Kendle International Inc.	45,238	1,529
* Neurometrix Inc.	37,957	1,478
* Array BioPharma Inc.	161,667	1,478
*^ Nabi Biopharmaceuticals	261,567	1,475
*^ Trimeris, Inc.	108,144	1,461
* IRIS International, Inc.	93,322	1,459
*^ Nastech Pharmaceutical Co., Inc.	80,761	1,454
* SciClone Pharmaceuticals, Inc.	406,025	1,450
* Vital Images, Inc.	41,817	1,425
* I-Flow Corp.	104,564	1,393
* Res-Care, Inc.	75,731	1,392
* BioScrip Inc.	192,637	1,389
*^ Bradley Pharmaceuticals, Inc.	92,023	1,368
* Merit Medical Systems, Inc.	111,919	1,344
*^ Idenix Pharmaceuticals Inc.	98,484	1,336
* US Physical Therapy, Inc.	77,935	1,333
* RehabCare Group, Inc.	69,732	1,314
* Albany Molecular Research, Inc.	127,893	1,299
* Vion Pharmaceuticals, Inc.	568,806	1,286
* Collagenex Pharmaceuticals, Inc.	86,519	1,280
* HealthTronics Surgical Services, Inc.	154,237	1,276
Option Care, Inc.	89,648	1,268
*^ Foxhollow Technologies Inc.	41,400	1,265
* Kensey Nash Corp.	43,710	1,250
* Encysive Pharmaceuticals, Inc.	252,808	1,236
* New River Pharmaceuticals Inc.	36,918	1,226
* HMS Holdings Corp.	138,666	1,213
* Dexcom Inc.	59,300	1,202
* Allied Healthcare International Inc.	247,596	1,201
* Regeneration Technologies, Inc.	153,727	1,201
* Omnicell, Inc.	105,081	1,197
* Providence Service Corp.	36,017	1,171
*^ NMT Medical, Inc.	72,384	1,171
* Bentley Pharmaceuticals, Inc.	86,802	1,141
* IntraLase Corp.	48,488	1,125
* ev3 Inc.	63,437	1,123
* Endologix, Inc.	232,865	1,106
* CardioDynamics International Corp.	621,228	1,106
* Inspire Pharmaceuticals, Inc.	210,468	1,101
*^ Paincare Holdings Inc.	574,700	1,098
*^ Cell Therapeutics, Inc.	572,471	1,093
* AVANT Immunotherapeutics, Inc.	434,070	1,090
* Embrex, Inc.	86,748	1,089
* VistaCare, Inc.	69,833	1,082
CNS, Inc.	50,043	1,078
* Zoll Medical Corp.	39,770	1,048
* Neogen Corp.	42,062	1,031
*^ ABIOMED, Inc.	78,943	1,018
*^ NeoPharm, Inc.	120,643	1,009
* ImmunoGen, Inc.	232,358	1,008
*^ Palatin Technologies, Inc.	370,646	1,004
* Anika Resh Inc.	82,176	1,004
*^ Sirna Therapeutics, Inc.	148,261	999
*^ Northfield Laboratories, Inc.	99,671	997
* Medical Staffing Network Holdings, Inc.	187,525	977
* Monogram Biosciences, Inc.	530,852	977
* Natus Medical Inc.	47,426	972
Psychemedics Corp.	54,437	968
* Cerus Corp.	112,788	965
* Threshold Pharmaceuticals, Inc.	63,759	956
* CuraGen Corp.	188,359	944
National Healthcare Corp.	23,416	939
*^ Columbia Laboratories Inc.	188,654	938
*^ NitroMed, Inc.	109,379	919
* TriPath Imaging, Inc.	130,827	913
* Emeritus Corp.	42,063	909
* DepoMed, Inc.	139,030	908
* Exactech, Inc.	64,866	907
* Medical Action Industries Inc.	37,508	900
* Amicas, Inc.	187,933	887
* Rita Medical Systems, Inc.	222,238	878
Young Innovations, Inc.	23,744	867
* Vical, Inc.	139,310	861
* Corcept Therapeutics Inc.	163,782	857
*^ Immunomedics Inc.	288,496	851
* Maxygen Inc.	102,782	851
* Cholestech Corp.	64,077	835
* Bioenvision, Inc.	115,038	820
* Matrixx Initiatives, Inc.	34,976	815
Hooper Holmes, Inc.	278,797	806
* ThermoGenesis Corp.	197,175	799
* Alnylam Pharmaceuticals Inc.	45,376	798
* Possis Medical Inc.	77,988	792
* Microtek Medical Holdings, Inc.	218,844	770
* Repligen Corp.	206,534	764
* Encore Medical Corp.	147,755	756
*^ Hemispherx Biopharma, Inc.	205,800	741
* MedCath Corp.	38,706	740
* PDI, Inc.	63,174	737
*^ Genitope Corp.	82,732	720
* Stereotaxis Inc.	56,911	718
* Cantel Medical Corp.	43,692	716
* Strategic Diagnostics Inc.	212,088	704
* Horizon Health Corp.	35,510	703
* Dyax Corp.	121,075	702
*^ Emisphere Technologies, Inc.	84,641	696
* Rochester Medical Corp.	54,478	695
*^ Oscient Pharmaceuticals	343,796	688
* Vivus, Inc.	206,304	687
*^ Vascular Solutions, Inc.	86,281	683
* Caliper Life Sciences, Inc.	106,660	683
* Phase Forward Inc.	60,686	676
* CorVel Corp.	30,111	663
* Titan Pharmaceuticals, Inc.	194,772	656
* Hanger Orthopedic Group, Inc.	94,386	656
* Nutraceutical International Corp.	43,514	656
* Gene Logic Inc.	141,916	651
* Cutera, Inc.	23,800	645
* Xenoport Inc.	28,499	645
* Bio-Reference Laboratories, Inc.	35,648	643
* Angiodynamics Inc.	21,332	641
* Seattle Genetics, Inc.	124,074	640
*^ Nanogen, Inc.	202,049	610
* EPIX Pharmaceuticals, Inc.	174,134	609
* Capital Senior Living Corp.	54,400	609
* Neurogen Corp.	97,643	604
* GTx, Inc.	55,176	603
* Third Wave Technologies	186,438	584
* Lifecore Biomedical Inc.	49,526	579
* Q-Med, Inc.	62,115	575
* America Service Group Inc.	44,006	573
* Cardiac Science Corp.	62,131	567
* Acadia Pharmaceuticals Inc.	35,447	566
* Barrier Therapeutics Inc.	57,996	561
Utah Medical Products, Inc.	17,516	561
*^ DUSA Pharmaceuticals, Inc.	79,327	560
* PhotoMedex, Inc.	289,151	552
*^ Occulogix Inc.	160,000	552
* Orthovita, Inc.	133,209	551
* SONUS Pharmaceuticals, Inc.	91,533	549
* Orchid Cellmark, Inc.	94,930	545
* Cytokinetics, Inc.	74,705	545
* Pediatric Services of America	37,310	524
* National Dentex Corp.	22,175	515
* E-Z-EM, Inc.	22,965	514
*^ Santarus Inc.	67,977	508
* GenVec, Inc.	225,996	495
* Synovis Life Technologies, Inc.	48,104	493
* Neose Technologies, Inc.	180,480	489
* Curis, Inc.	202,272	481
* Kosan Biosciences, Inc.	80,348	473
* National Medical Health Card Systems, Inc.	16,579	464
*^ Neurobiological Technologies, Inc.	131,020	464
* Sangamo BioSciences, Inc.	77,201	459
* American Dental Partners, Inc.	34,001	459
* Harvard Bioscience, Inc.	103,947	456
*^ Tercica, Inc.	66,703	447
* Theragenics Corp.	140,036	443
*^ ADVENTRX Pharmaceuticals, Inc.	89,200	442
* Adeza Biomedical Corp.	20,800	439
*^ Genaera Corp.	313,616	439
*^ Introgen Therapeutics, Inc.	82,607	439
* Avigen, Inc.	84,705	438
* Sonic Innovations, Inc.	87,206	436
* Rural/Metro Corp.	54,924	433
*^ EntreMed, Inc.	165,763	433
* Osteotech, Inc.	97,763	428
* Orthologic Corp.	194,546	428
* Pharmacyclics, Inc.	92,436	425
* Hollis-Eden Pharmaceuticals, Inc.	68,862	424
* Alliance Imaging, Inc.	65,160	420
*^ CryoLife Inc.	92,558	407
* BioSphere Medical Inc.	53,725	403
*^ Continucare Corp.	146,321	395
*^ Antigenics, Inc.	142,784	391
*^ Ista Pharmaceuticals Inc.	61,241	389
* Allos Therapeutics Inc.	105,032	369
* Zila, Inc.	115,348	368
* Insmed Inc.	187,361	365
* Bioveris Corp.	90,357	354
* Allion Healthcare Inc.	25,900	351
*^ Oxigene, Inc.	74,182	348
*^ La Jolla Pharmaceutical Co.	69,462	346
* Pharmacopeia Drug Discovery	54,102	321
* Cotherix, Inc.	34,800	318
*^ Immtech International, Inc.	40,617	315
* Fonar Corp.	478,887	313
* Novoste Corp.	103,573	304
* Exact Sciences Corp.	97,728	300
* ArQule, Inc.	50,112	288
*^ SCOLR Pharma Inc.	47,900	286
* SRI/Surgical Express, Inc.	45,628	269
*^ CYTOGEN Corp.	73,387	266
*^ Acusphere, Inc.	37,650	252
*^ Epicept Corp.	55,037	248
* Axonyx Inc.	210,898	245
* Acacia Research - CombiMatrix Tracking Stock	93,559	243
* PRAECIS Pharmaceuticals, Inc.	43,532	232
* Caraco Pharmaceutical Laboratories, Ltd.	17,646	229
* Retractable Technologies, Inc.	57,609	225
* Proxymed Pharmacy, Inc.	30,375	219
Stratagene Holding Corp.	19,265	212
* Lannett Co., Inc.	26,800	202
* BioSante Pharmaceuticals, Inc.	41,441	182
* Radiologix Inc.	95,328	176
* Heska Corp.	147,500	176
* Immunicon Corp.	42,862	173
*^ GTC Biotherapeutics, Inc.	152,554	169
*^ I-trax, Inc.	49,900	169
*^ ATS Medical, Inc.	67,465	167
* Dynavax Technologies Corp.	27,569	166
*^ Matritech Inc.	188,401	160
*^ Inhibitex Inc.	21,180	154
* Ciphergen Biosystems, Inc.	96,507	153
*^ Isolagen Inc.	67,504	153
* Bioject Medical Technologies Inc.	86,720	152
*^ Hythiam Inc.	16,400	151
* Daxor Corp.	7,700	147
* The Quigley Corp.	17,264	146
*^ Lipid Sciences, Inc.	60,089	144
*^ Aradigm Corp.	41,163	142
* Discovery Partners International	57,693	140
* IVAX Diagnostics, Inc.	41,715	140
* Mediware Information Systems, Inc.	13,492	135
* NationsHealth, Inc.	29,703	128
* CancerVax Corp.	44,933	127
* Targeted Genetics Corp.	287,783	124
*^ Aksys, Ltd.	95,690	122
* Sequenom, Inc.	158,295	120
* Digirad Corp.	27,668	118
*^ Clarient, Inc.	88,060	99
*^ Memory Pharmaceuticals Corp.	30,850	85
*^ Critical Therapeutics, Inc.	16,490	84
* NexMed, Inc.	93,858	82
* Pharmos Corp.	33,376	82
* Advancis Pharmaceutical Corp.	23,394	77
*^ Biopure Corp. Class A	43,681	59
*^ Alteon, Inc.	255,509	56
* North American Scientific, Inc.	23,814	56
* ViaCell, Inc.	7,900	44
* Transgenomic, Inc.	51,607	41
* Precis, Inc.	18,641	29
* Cellegy Pharmaceuticals, Inc.	31,250	28
*^ Aphton Corp.	170,588	26
* K-V Pharmaceutical Co. Class B	500	12
* BriteSmile, Inc.	10,209	11
* Celsion Corp.	1,939	10
* NeoRx Corp.	6,110	8
* Genelabs Technologies, Inc.	3,520	7
* Vasomedical, Inc.	13,000	3
* Solexa, Inc.	203	2
* The Med-Design Corp.	3,600	2
* Auxilium Pharmaceuticals, Inc.	200	2

		8,987,062

Industrials (11.4%)
General Electric Co.	50,027,827	1,739,968
The Boeing Co.	3,631,451	282,999
United Technologies Corp.	4,823,603	279,624
3M Co.	3,418,759	258,766
Tyco International Ltd.	9,583,979	257,617
United Parcel Service, Inc.	3,011,292	239,036
Caterpillar, Inc.	3,221,413	231,330
Emerson Electric Co.	1,946,328	162,771
Honeywell International Inc.	3,793,243	162,237
FedEx Corp.	1,364,091	154,060
Burlington Northern Santa Fe Corp.	1,769,581	147,459
Lockheed Martin Corp.	1,756,595	131,973
Union Pacific Corp.	1,193,215	111,387
Northrop Grumman Corp.	1,600,214	109,279
Illinois Tool Works, Inc.	1,130,365	108,865
Norfolk Southern Corp.	1,926,930	104,189
General Dynamics Corp.	1,622,512	103,808
Raytheon Co.	2,118,248	97,100
Waste Management, Inc.	2,617,007	92,380
Deere & Co.	1,143,137	90,365
Cendant Corp.	4,858,853	84,301
Danaher Corp.	1,169,507	74,322
Ingersoll-Rand Co.	1,570,769	65,642
Masco Corp.	2,008,147	65,245
CSX Corp.	1,029,563	61,568
Rockwell Automation, Inc.	849,341	61,076
Southwest Airlines Co.	3,379,808	60,803
PACCAR, Inc.	762,991	53,776
Textron, Inc.	564,285	52,699
Eaton Corp.	666,358	48,624
ITT Industries, Inc.	831,400	46,741
Dover Corp.	962,049	46,717
L-3 Communications Holdings, Inc.	542,290	46,523
Pitney Bowes, Inc.	1,082,849	46,487
Rockwell Collins, Inc.	820,241	46,221
Parker Hannifin Corp.	568,612	45,836
Expeditors International of Washington, Inc.	505,691	43,687
Cooper Industries, Inc. Class A	435,860	37,876
C.H. Robinson Worldwide Inc.	764,164	37,513
Precision Castparts Corp.	631,055	37,485
American Standard Cos., Inc.	849,116	36,393
Fluor Corp.	413,171	35,450
Joy Global Inc.	577,535	34,519
R.R. Donnelley & Sons Co.	973,881	31,865
Robert Half International, Inc.	765,724	29,565
Cintas Corp.	678,712	28,927
Fastenal Co.	608,391	28,801
Republic Services, Inc. Class A	659,597	28,039
W.W. Grainger, Inc.	359,896	27,118
* Monster Worldwide Inc.	534,797	26,665
Avery Dennison Corp.	444,536	25,996
Goodrich Corp.	555,865	24,241
* The Dun & Bradstreet Corp.	316,116	24,240
Manpower Inc.	413,707	23,656
Equifax, Inc.	618,671	23,039
* AMR Corp.	844,189	22,835
* Jacobs Engineering Group Inc.	262,333	22,755
Oshkosh Truck Corp.	350,156	21,794
Cummins Inc.	199,746	20,993
Roper Industries Inc.	409,451	19,912
American Power Conversion Corp.	833,498	19,262
* ChoicePoint Inc.	425,010	19,019
The Corporate Executive Board Co.	187,738	18,943
* Terex Corp.	235,820	18,686
Pentair, Inc.	456,374	18,597
Pall Corp.	589,323	18,381
Aramark Corp. Class B	568,731	16,800
* McDermott International, Inc.	308,239	16,784
SPX Corp.	311,492	16,640
Harsco Corp.	198,249	16,379
* Wesco International, Inc.	225,372	15,328
* Flowserve Corp.	261,620	15,263
JLG Industries, Inc.	495,232	15,248
*^ USG Corp.	160,031	15,197
Ametek, Inc.	336,454	15,127
* Thomas & Betts Corp.	288,289	14,812
The Brink's Co.	281,474	14,288
Graco, Inc.	312,381	14,191
HNI Corp.	236,232	13,938
Ryder System, Inc.	304,042	13,615
* Stericycle, Inc.	201,003	13,592
* Alliant Techsystems, Inc.	175,716	13,560
* Allied Waste Industries, Inc.	1,097,493	13,433
Walter Industries, Inc.	199,409	13,285
IDEX Corp.	248,798	12,980
Laidlaw International Inc.	474,925	12,918
Trinity Industries, Inc.	235,129	12,789
* Foster Wheeler Ltd.	269,402	12,745
The Manitowoc Co., Inc.	136,334	12,427
Landstar System, Inc.	281,458	12,418
Teleflex Inc.	173,180	12,405
CNF Inc.	248,060	12,388
Hubbell Inc. Class B	237,393	12,169
Donaldson Co., Inc.	355,910	12,026
J.B. Hunt Transport Services, Inc.	557,512	12,009
MSC Industrial Direct Co., Inc. Class A	220,452	11,909
Carlisle Co., Inc.	145,131	11,872
* Shaw Group, Inc.	374,403	11,382
Kennametal, Inc.	185,480	11,340
The Timken Co.	350,616	11,314
Adesa, Inc.	407,449	10,895
* Continental Airlines, Inc. Class B	403,981	10,867
* United Rentals, Inc.	314,305	10,844
Herman Miller, Inc.	328,899	10,660
* YRC Worldwide, Inc.	275,251	10,476
DRS Technologies, Inc.	186,428	10,229
GATX Corp.	240,509	9,931
* Hexcel Corp.	437,245	9,606
The Toro Co.	199,933	9,547
* URS Corp.	236,089	9,503
* Copart, Inc.	343,332	9,424
Crane Co.	229,240	9,401
* Armor Holdings, Inc.	158,143	9,218
Lincoln Electric Holdings, Inc.	169,651	9,159
IKON Office Solutions, Inc.	642,648	9,158
Alexander & Baldwin, Inc.	191,099	9,112
* AGCO Corp.	433,630	8,993
* Energy Conversion Devices, Inc.	179,692	8,837
Briggs & Stratton Corp.	249,108	8,811
* Waste Connections, Inc.	220,901	8,794
CLARCOR Inc.	246,765	8,785
* Kansas City Southern	352,644	8,710
Acuity Brands, Inc.	215,229	8,609
*^ US Airways Group Inc.	215,175	8,607
* BE Aerospace, Inc.	341,296	8,573
* Corrections Corp. of America REIT	189,517	8,566
Lennox International Inc.	286,226	8,547
UTI Worldwide, Inc.	269,604	8,519
* Navistar International Corp.	300,683	8,293
* United Stationers, Inc.	154,058	8,180
* Genlyte Group, Inc.	118,883	8,101
* Gardner Denver Inc.	123,867	8,076
Simpson Manufacturing Co.	184,590	7,993
Watsco, Inc.	111,803	7,944
Actuant Corp.	129,346	7,919
Florida East Coast Industries, Inc. Class A	143,541	7,737
Granite Construction Co.	158,927	7,737
Skywest, Inc.	262,756	7,691
Brady Corp. Class A	205,291	7,690
* Quanta Services, Inc.	472,373	7,567
* AirTran Holdings, Inc.	417,031	7,552
*^ JetBlue Airways Corp.	700,225	7,506
* EMCOR Group, Inc.	148,514	7,375
Washington Group International, Inc.	126,320	7,249
Wabtec Corp.	218,708	7,130
* Kirby Corp.	104,285	7,103
Bucyrus International, Inc.	147,056	7,087
* PHH Corp.	259,186	6,920
* EGL, Inc.	149,867	6,744
* West Corp.	150,335	6,714
Nordson Corp.	134,110	6,687
Deluxe Corp.	240,218	6,286
Pacer International, Inc.	192,299	6,284
* Labor Ready, Inc.	260,598	6,241
* ESCO Technologies Inc.	122,928	6,226
Curtiss-Wright Corp.	93,601	6,196
* Ceradyne, Inc.	122,918	6,134
* Resources Connection, Inc.	245,888	6,125
* NCI Building Systems, Inc.	102,401	6,120
Banta Corp.	115,788	6,019
* Genesee & Wyoming Inc. Class A	195,861	6,009
* Moog Inc.	169,227	6,006
Mueller Industries Inc.	167,565	5,980
Administaff, Inc.	109,354	5,944
* FTI Consulting, Inc.	207,318	5,915
Regal-Beloit Corp.	139,559	5,899
Forward Air Corp.	149,744	5,584
* Navigant Consulting, Inc.	259,721	5,545
* Alaska Air Group, Inc.	154,832	5,489
* Dollar Thrifty Automotive Group, Inc.	119,900	5,443
Stewart & Stevenson Services, Inc.	147,824	5,393
* Tetra Tech, Inc.	281,728	5,378
* General Cable Corp.	176,231	5,345
* Teledyne Technologies, Inc.	149,551	5,324
Knight Transportation, Inc.	267,330	5,280
* Beacon Roofing Supply, Inc.	129,637	5,268
Kaydon Corp.	127,827	5,159
John H. Harland Co.	130,155	5,115
* Esterline Technologies Corp.	115,751	4,948
Heartland Express, Inc.	226,272	4,930
* Aviall, Inc.	129,158	4,918
Mine Safety Appliances Co.	115,058	4,832
* AAR Corp.	166,961	4,755
A.O. Smith Corp.	89,923	4,748
Watson Wyatt & Co. Holdings	145,604	4,744
Applied Industrial Technology, Inc.	106,162	4,735
Baldor Electric Co.	137,407	4,654
* The Advisory Board Co.	81,595	4,551
Woodward Governor Co.	135,954	4,520
* Amerco, Inc.	45,599	4,513
* Acco Brands Corp.	197,022	4,374
*^ GenCorp, Inc.	210,150	4,319
* Swift Transportation Co., Inc.	198,737	4,319
* Mobile Mini, Inc.	138,134	4,271
Albany International Corp.	111,411	4,244
* Cenveo Inc.	254,875	4,226
Universal Forest Products, Inc.	66,215	4,204
* Jacuzzi Brands, Inc.	424,492	4,173
Werner Enterprises, Inc.	225,877	4,149
Steelcase Inc.	229,235	4,126
Arkansas Best Corp.	105,133	4,113
* Old Dominion Freight Line, Inc.	147,545	3,976
Federal Signal Corp.	211,775	3,918
NACCO Industries, Inc. Class A	24,514	3,774
* Griffon Corp.	150,692	3,743
Watts Water Technologies, Inc.	101,013	3,671
UAP Holding Corp.	170,009	3,655
G & K Services, Inc. Class A	85,334	3,630
* Spherion Corp.	348,993	3,630
* CoStar Group, Inc.	69,918	3,628
*^ Evergreen Solar, Inc.	231,998	3,573
Franklin Electric, Inc.	64,775	3,540
* Orbital Sciences Corp.	222,502	3,520
* Hub Group, Inc.	76,436	3,484
ABM Industries Inc.	180,784	3,466
* Insituform Technologies Inc. Class A	129,349	3,441
* Korn/Ferry International	168,426	3,434
ElkCorp	100,557	3,394
* GrafTech International Ltd.	545,863	3,330
* EnPro Industries, Inc.	97,028	3,328
* Encore Wire Corp.	97,917	3,317
United Industrial Corp.	53,399	3,254
Freightcar America Inc.	51,086	3,249
* Heidrick & Struggles International, Inc.	89,072	3,232
Viad Corp.	94,160	3,228
* American Science & Engineering, Inc.	34,520	3,224
Knoll, Inc.	148,753	3,171
*^ A.S.V., Inc.	98,052	3,159
* Power-One, Inc.	431,510	3,107
* NCO Group, Inc.	129,765	3,082
Wabash National Corp.	156,019	3,081
* Hudson Highland Group, Inc.	159,697	3,025
* School Specialty, Inc.	87,141	3,006
* Triumph Group, Inc.	67,641	2,994
Valmont Industries, Inc.	71,167	2,992
Barnes Group, Inc.	72,541	2,938
* Consolidated Graphics, Inc.	56,319	2,935
McGrath RentCorp	96,311	2,895
* Coinstar, Inc.	111,472	2,888
Bluelinx Holdings Inc.	178,395	2,854
Rollins, Inc.	139,242	2,818
* Artesyn Technologies, Inc.	254,242	2,784
* Teletech Holdings Inc.	249,658	2,774
Raven Industries, Inc.	70,029	2,739
* Interline Brands, Inc.	106,481	2,687
* Perini Corp.	87,616	2,661
*^ Flow International Corp.	201,122	2,649
Bowne & Co., Inc.	158,574	2,643
*^ FuelCell Energy, Inc.	224,454	2,574
* Columbus McKinnon Corp.	95,349	2,568
* American Reprographics Co.	73,000	2,532
Ameron International Corp.	34,419	2,520
* Sirva Inc.	292,509	2,495
CDI Corp.	85,696	2,465
* CBIZ Inc.	308,097	2,465
* SOURCECORP, Inc.	97,837	2,359
Kelly Services, Inc. Class A	86,486	2,350
* CRA International Inc.	47,416	2,336
* Republic Airways Holdings Inc.	153,087	2,267
* Astec Industries, Inc.	62,337	2,238
Healthcare Services Group, Inc.	103,478	2,210
Comfort Systems USA, Inc.	162,977	2,200
Apogee Enterprises, Inc.	128,960	2,177
EDO Corp.	67,537	2,084
* The Middleby Corp.	24,682	2,066
*^ Capstone Turbine Corp.	565,291	2,058
Lawson Products, Inc.	50,256	2,057
Cascade Corp.	38,804	2,051
Cubic Corp.	85,303	2,042
* Sequa Corp. Class A	20,876	2,042
American Woodmark Corp.	56,368	2,001
^ Titan International, Inc.	114,634	1,979
* Argon ST, Inc.	58,700	1,968
Kaman Corp. Class A	76,333	1,921
* II-VI, Inc.	105,153	1,902
Tennant Co.	35,833	1,875
* SCS Transportation, Inc.	64,249	1,870
Tredegar Corp.	116,191	1,849
* Clean Harbors Inc.	62,148	1,844
CIRCOR International, Inc.	62,696	1,831
* DiamondCluster International, Inc.	168,282	1,801
* Duratek, Inc.	81,656	1,788
* Water Pik Technologies, Inc.	64,295	1,782
* NuCo2, Inc.	56,016	1,778
* Miller Industries, Inc.	69,720	1,778
Vicor Corp.	89,816	1,772
*^ Lamson & Sessions Co.	62,988	1,753
* RailAmerica, Inc.	163,925	1,747
* Accuride Corp.	150,983	1,736
*^ Ionatron Inc.	127,880	1,728
* TRC Cos., Inc.	126,453	1,711
* 3D Systems Corp.	79,918	1,708
Gorman-Rupp Co.	68,714	1,677
* Electro Rent Corp.	98,557	1,675
HEICO Corp.	52,314	1,658
* Kforce Inc.	128,414	1,637
*^ Trex Co., Inc.	51,636	1,637
Tecumseh Products Co. Class A	66,625	1,635
The Greenbrier Cos., Inc.	40,011	1,602
Lindsay Manufacturing Co.	58,594	1,587
* Ducommun, Inc.	71,360	1,584
*^ American Superconductor Corp.	139,198	1,580
* Layne Christensen Co.	46,718	1,566
* Volt Information Sciences Inc.	51,054	1,560
* Team, Inc.	46,455	1,545
* Celadon Group Inc.	70,168	1,536
* Xanser Corp.	346,041	1,533
* Mesa Air Group Inc.	130,982	1,498
* Commercial Vehicle Group Inc.	76,483	1,469
* Ladish Co., Inc.	50,667	1,468
* Geo Group Inc.	43,961	1,466
* Infrasource Services Inc.	84,860	1,460
* KVH Industries, Inc.	130,052	1,440
*^ Medis Technology Ltd.	61,389	1,432
* Kadant Inc.	63,055	1,431
LSI Industries Inc.	81,269	1,385
* Casella Waste Systems, Inc.	96,306	1,368
* Marten Transport, Ltd.	75,377	1,364
Ennis, Inc.	69,045	1,346
Standex International Corp.	42,497	1,345
* Lydall, Inc.	136,632	1,318
* ABX Air, Inc.	190,391	1,297
*^ Valence Technology Inc.	519,990	1,295
*^ Plug Power, Inc.	257,924	1,290
* SITEL Corp.	301,502	1,266
* LECG Corp.	65,333	1,259
* Essex Corp.	56,564	1,246
* ICT Group, Inc.	45,751	1,244
* Huron Consulting Group Inc.	39,737	1,204
* WCA Waste Corp.	172,031	1,197
*^ Waste Services Inc.	379,538	1,196
* On Assignment, Inc.	108,556	1,192
* Herley Industries Inc.	56,165	1,173
Insteel Industries, Inc.	20,600	1,170
* Frontier Airlines, Inc.	151,418	1,166
^ Eagle Bulk Shipping Inc.	83,018	1,158
Central Parking Corp.	72,255	1,156
*^ Active Power, Inc.	228,983	1,143
* Rush Enterprises, Inc. Class A	63,832	1,122
Angelica Corp.	53,693	1,102
* Flanders Corp.	93,077	1,087
C & D Technologies, Inc.	116,274	1,074
* MTC Technologies, Inc.	37,677	1,055
* AAON, Inc.	43,845	1,048
* Innovative Solutions and Support, Inc.	80,511	1,047
* Kenexa Corp.	33,400	1,027
*^ TurboChef Technologies, Inc.	84,044	1,025
Quixote Corp.	41,142	1,018
* ExpressJet Holdings, Inc.	136,637	1,017
Schawk, Inc.	38,317	997
Met-Pro Corp.	74,980	993
Robbins & Myers, Inc.	44,927	970
* P.A.M. Transportation Services, Inc.	38,624	952
* Exponent, Inc.	29,934	947
* Covenant Transport, Inc.	63,259	924
* Baker (Michael) Corp.	32,400	918
* Builders FirstSource, Inc.	40,246	914
* Frozen Food Express Industries, Inc.	86,738	906
The Standard Register Co.	57,702	894
Applied Signal Technology, Inc.	42,595	845
* AZZ Inc.	34,298	844
* Cornell Companies, Inc.	57,736	834
* Odyssey Marine Exploration, Inc.	226,907	833
Badger Meter, Inc.	14,340	817
* Gehl Co.	24,624	816
* Park-Ohio Holdings Corp.	40,723	813
* Axsys Technologies, Inc.	47,371	808
*^ Ultralife Batteries, Inc.	62,489	803
* Distributed Energy Systems Corp.	112,862	801
* Milacron Inc.	485,669	782
* U.S. Xpress Enterprises, Inc.	39,893	777
* Learning Tree International, Inc.	63,191	766
* Dynamex Inc.	39,516	763
*^ Hawaiian Holdings, Inc.	142,350	742
Aceto Corp.	99,418	733
* Color Kinetics Inc.	34,559	732
Sea Containers Ltd. Class A	101,507	732
* Global Power Equipment Group Inc.	189,262	729
American Ecology Corp.	34,950	712
* The Allied Defense Group, Inc.	32,300	709
Todd Shipyards Corp.	22,640	703
Alamo Group, Inc.	31,732	703
* USA Truck, Inc.	28,200	694
Synagro Technologies Inc.	137,933	690
* Magnatek, Inc.	168,052	667
* EnerSys	46,953	648
* Quality Distribution Inc.	49,196	641
* M&F Worldwide Corp.	44,479	635
Ampco-Pittsburgh Corp.	31,218	624
Sun Hydraulics Corp.	28,878	617
* Huttig Building Products, Inc.	64,556	601
* First Consulting Group, Inc.	79,061	584
^ Dynamic Materials Corp.	16,300	581
* Standard Parking Corp.	20,600	574
* Rush Enterprises, Inc. Class B	33,980	566
*^ Pinnacle Airlines Corp.	83,788	558
* Powell Industries, Inc.	24,756	539
* GP Strategies Corp.	75,700	536
*^ ENGlobal Corp.	35,800	523
* Omega Flex Inc.	26,115	497
* DHB Industries, Inc.	102,615	491
*^ Wolverine Tube, Inc.	120,577	485
*^ TRM Corp.	68,025	458
* Fuel-Tech N.V	26,000	416
* Paragon Technologies, Inc.	40,235	402
* International Shipholding Corp.	25,994	400
* World Air Holdings Inc.	39,811	391
Waste Industries USA, Inc.	18,009	390
HEICO Corp. Class A	14,288	389
Hubbell Inc. Class A	7,600	357
* La Barge, Inc.	23,650	354
^ PW Eagle, Inc.	12,700	353
* Pemco Aviation Group, Inc.	19,524	341
Multi-Color Corp.	11,197	336
CompX International Inc.	20,077	324
* MAIR Holdings, Inc.	67,160	314
Sypris Solutions, Inc.	32,400	306
* Intersections Inc.	26,228	297
* COMSYS IT Partners Inc.	27,148	296
Ambassadors International, Inc.	16,279	296
* Aerosonic Corp.	32,474	278
* Mac-Gray Corp.	22,933	272
*^ Microvision, Inc.	92,449	271
* Stantec Inc.	7,300	270
L.S. Starrett Co. Class A	17,904	255
* APAC Teleservices, Inc.	114,373	253
* Innotrac Corp.	62,932	245
* Willis Lease Finance Corp.	21,560	241
* UQM Technologies, Inc.	52,950	238
Valley National Gases Inc.	10,500	225
* Strategic Distribution, Inc.	23,874	215
* Nashua Corp.	24,315	207
*^ Millennium Cell Inc.	128,346	205
*^ Arotech Corp.	405,614	199
*^ Integrated Alarm Services Group, Inc.	52,970	195
* SL Industries, Inc.	11,500	190
* Modtech Holdings, Inc.	21,203	186
* CompuDyne Corp.	25,365	178
International Aluminum Corp.	4,000	164
* Perma-Fix Environmental Services, Inc.	73,900	141
* Spherix Inc.	50,060	138
* U.S. Home Systems, Inc.	14,950	129
*^ PRG-Schultz International, Inc.	200,523	122
* Catalytica Energy Systems, Inc.	73,906	112
Chase Corp.	7,400	111
*^ Advanced Environmental Recycling Technologies, Inc	48,055	106
* Central Freight Lines, Inc.	51,715	101
* Environmental Tectonics Corp.	19,900	100
* Channell Commercial Corp.	18,561	93
* Barrett Business Services, Inc.	2,600	70
* Sterling Construction Co., Inc.	3,100	67
* Henry Bros. Electronics, Inc.	9,700	62
* Protection One, Inc.	2,271	40
* Universal Truckload Services, Inc.	1,500	38
* PeopleSupport Inc.	1,300	13
* Stonepath Group, Inc.	7,376	6
* Electric City Corp.	6,290	4
* DT Industries, Inc.	525,268	2
* BMC Industries, Inc.	211,416	-

		8,104,066

Information Technology (16.1%)
Microsoft Corp.	45,359,598	1,234,235
* Cisco Systems, Inc.	29,083,301	630,235
International Business Machines Corp.	7,478,648	616,764
Intel Corp.	28,545,625	552,358
Hewlett-Packard Co.	13,435,566	442,030
QUALCOMM Inc.	7,784,768	393,987
* Google Inc.	944,599	368,394
* Dell Inc.	10,586,247	315,047
* Oracle Corp.	20,071,791	274,783
Motorola, Inc.	11,794,798	270,219
* Apple Computer, Inc.	3,991,052	250,319
Texas Instruments, Inc.	7,662,427	248,799
* Yahoo! Inc.	6,048,040	195,110
* Corning, Inc.	7,218,451	194,249
* eBay Inc.	4,951,385	193,401
First Data Corp.	3,619,717	169,475
* EMC Corp.	11,327,157	154,389
Applied Materials, Inc.	7,688,625	134,628
Automatic Data Processing, Inc.	2,732,761	124,833
* Adobe Systems, Inc.	2,850,584	99,542
* Broadcom Corp.	2,008,097	86,669
* Symantec Corp.	5,120,020	86,170
* Sun Microsystems, Inc.	16,194,477	83,078
* Electronic Arts Inc.	1,426,426	78,054
* Advanced Micro Devices, Inc.	2,129,852	70,626
* Agilent Technologies, Inc.	1,854,167	69,624
Accenture Ltd.	2,306,781	69,365
* Xerox Corp.	4,547,188	69,117
Paychex, Inc.	1,616,633	67,349
Analog Devices, Inc.	1,737,991	66,548
Electronic Data Systems Corp.	2,470,518	66,284
* Lucent Technologies, Inc.	21,072,157	64,270
CA, Inc.	2,203,155	59,948
* Network Appliance, Inc.	1,656,295	59,676
Maxim Integrated Products, Inc.	1,553,637	57,718
* Marvell Technology Group Ltd.	1,007,378	54,499
Seagate Technology	1,958,183	51,559
Linear Technology Corp.	1,446,452	50,742
* SanDisk Corp.	872,079	50,162
* Computer Sciences Corp.	878,183	48,783
National Semiconductor Corp.	1,629,660	45,370
KLA-Tencor Corp.	937,146	45,320
* NVIDIA Corp.	771,544	44,179
* Juniper Networks, Inc.	2,279,856	43,591
* Micron Technology, Inc.	2,935,041	43,204
* Freescale Semiconductor, Inc. Class A	1,544,035	42,940
* Autodesk, Inc.	1,099,114	42,338
* Intuit, Inc.	792,656	42,161
Xilinx, Inc.	1,655,639	42,153
* Cognizant Technology Solutions Corp.	654,186	38,918
* Fiserv, Inc.	877,538	37,339
* NCR Corp.	872,995	36,482
Microchip Technology, Inc.	999,841	36,294
* Altera Corp.	1,723,372	35,570
* Jabil Circuit, Inc.	826,010	35,403
* Affiliated Computer Services, Inc. Class A	552,507	32,963
* Tellabs, Inc.	2,016,383	32,060
* Citrix Systems, Inc.	834,851	31,641
* MEMC Electronic Materials, Inc.	833,652	30,778
Harris Corp.	636,062	30,079
* JDS Uniphase Corp.	7,198,776	30,019
* VeriSign, Inc.	1,213,257	29,106
* Flextronics International Ltd.	2,715,995	28,111
* LAM Research Corp.	647,149	27,827
* Lexmark International, Inc.	549,921	24,955
* Cadence Design Systems, Inc.	1,324,483	24,490
* BEA Systems, Inc.	1,754,542	23,037
* Avaya Inc.	2,032,303	22,965
* Comverse Technology, Inc.	953,927	22,446
* Red Hat, Inc.	801,604	22,429
* BMC Software, Inc.	1,030,730	22,326
Amphenol Corp.	423,863	22,117
* LSI Logic Corp.	1,856,429	21,460
Intersil Corp.	733,583	21,215
Molex, Inc.	634,779	21,075
* Akamai Technologies, Inc.	616,446	20,275
* Western Digital Corp.	1,021,983	19,857
* NAVTEQ Corp.	390,025	19,755
* McAfee Inc.	795,733	19,360
* Iron Mountain, Inc.	470,023	19,149
* CheckFree Corp.	366,164	18,491
* Arrow Electronics, Inc.	567,143	18,302
* Activision, Inc.	1,298,161	17,902
CDW Corp.	303,577	17,866
* Ceridian Corp.	690,108	17,563
* Solectron Corp.	4,332,348	17,329
*^ Rambus Inc.	430,725	16,945
Global Payments Inc.	312,716	16,577
* DST Systems, Inc.	274,094	15,881
* Avnet, Inc.	625,258	15,869
* Alliance Data Systems Corp.	333,639	15,604
* Synopsys, Inc.	693,807	15,507
* Novellus Systems, Inc.	633,339	15,200
* QLogic Corp.	769,650	14,893
Sabre Holdings Corp.	627,780	14,772
* Compuware Corp.	1,853,739	14,515
* Teradyne, Inc.	931,969	14,455
* Ciena Corp.	2,771,826	14,441
* Zebra Technologies Corp. Class A	320,225	14,320
* Integrated Device Technology Inc.	956,550	14,214
* ADC Telecommunications, Inc.	554,103	14,179
Tektronix, Inc.	394,607	14,091
* International Rectifier Corp.	339,637	14,071
* Novell, Inc.	1,807,951	13,885
Diebold, Inc.	332,613	13,670
* F5 Networks, Inc.	183,708	13,317
* Ingram Micro, Inc. Class A	657,578	13,152
* Agere Systems Inc.	864,350	13,000
Fidelity National Information Services, Inc.	317,693	12,882
Symbol Technologies, Inc.	1,204,299	12,741
MoneyGram International, Inc.	409,120	12,568
Fair Isaac, Inc.	314,207	12,449
* Convergys Corp.	663,006	12,073
* Mettler-Toledo International Inc.	199,786	12,055
*^ Cree, Inc.	359,742	11,803
* Trimble Navigation Ltd.	256,799	11,569
* Vishay Intertechnology, Inc.	808,478	11,513
* Maxtor Corp.	1,203,113	11,502
* Unisys Corp.	1,627,231	11,212
* salesforce.com, Inc.	307,515	11,172
* Freescale Semiconductor, Inc. Class B	399,406	11,092
* Cypress Semiconductor Corp.	646,774	10,963
* Foundry Networks, Inc.	599,339	10,884
* Fairchild Semiconductor International, Inc.	568,971	10,850
* PMC Sierra Inc.	867,519	10,662
* Silicon Laboratories Inc.	192,364	10,570
* Sanmina-SCI Corp.	2,535,587	10,396
* Tech Data Corp.	274,035	10,115
Acxiom Corp.	383,825	9,918
*^ Palm, Inc.	427,324	9,897
* Atmel Corp.	2,063,107	9,738
* Polycom, Inc.	447,557	9,703
* CNET Networks, Inc.	674,875	9,590
* CACI International, Inc.	143,289	9,421
* 3Com Corp.	1,835,588	9,398
* FLIR Systems, Inc.	329,898	9,372
* Openwave Systems Inc.	428,822	9,254
* Hyperion Solutions Corp.	282,074	9,196
* Sybase, Inc.	428,987	9,060
* Anteon International Corp.	159,403	8,697
* Brocade Communications Systems, Inc.	1,287,851	8,603
Reynolds & Reynolds Class A	301,720	8,569
National Instruments Corp.	262,331	8,557
* Andrew Corp.	692,557	8,505
Jack Henry & Associates Inc.	371,214	8,490
* Parametric Technology Corp.	518,652	8,470
* ANSYS, Inc.	154,857	8,386
* MICROS Systems, Inc.	181,812	8,376
* Microsemi Corp.	286,799	8,349
* Avid Technology, Inc.	189,581	8,239
* Digital River, Inc.	187,514	8,177
* FormFactor Inc.	206,823	8,132
ADTRAN Inc.	307,256	8,044
Plantronics, Inc.	226,184	8,014
* Plexus Corp.	209,284	7,863
* Conexant Systems, Inc.	2,261,218	7,801
* RF Micro Devices, Inc.	898,662	7,773
* THQ Inc.	300,227	7,773
* Cymer, Inc.	169,819	7,717
* BISYS Group, Inc.	571,428	7,703
* Benchmark Electronics, Inc.	199,372	7,646
* TIBCO Software Inc.	909,416	7,603
* OmniVision Technologies, Inc.	251,005	7,580
* Hewitt Associates, Inc.	254,484	7,568
* CommScope, Inc.	263,415	7,520
* Varian Semiconductor Equipment Associates, Inc.	265,345	7,451
Anixter International Inc.	155,282	7,419
* Avocent Corp.	233,296	7,405
* Intermec, Inc.	241,317	7,363
* MPS Group, Inc.	478,658	7,323
* Electronics for Imaging, Inc.	260,672	7,291
* BearingPoint, Inc.	858,320	7,287
* Nuance Communications, Inc.	612,690	7,236
* Itron, Inc.	118,073	7,067
* aQuantive, Inc.	297,935	7,013
Imation Corp.	162,664	6,980
* Tessera Technologies, Inc.	216,102	6,933
* ValueClick, Inc.	406,662	6,881
* Emulex Corp.	396,440	6,775
* RSA Security Inc.	374,973	6,727
* Rackable Systems Inc.	127,113	6,718
FactSet Research Systems Inc.	150,754	6,686
* Equinix, Inc.	104,027	6,681
* SiRF Technology Holdings, Inc.	187,746	6,648
* Arris Group Inc.	478,027	6,578
* Powerwave Technologies, Inc.	485,150	6,545
* Informatica Corp.	420,463	6,538
* Komag, Inc.	135,676	6,458
Belden CDT Inc.	236,182	6,431
* Trident Microsystems, Inc.	221,306	6,431
* Interdigital Communications Corp.	258,124	6,329
* Sonus Networks, Inc.	1,152,210	6,314
* Semtech Corp.	351,245	6,284
* Take-Two Interactive Software, Inc.	335,801	6,266
* Websense, Inc.	226,418	6,245
* Applied Micro Circuits Corp.	1,529,289	6,224
* Perot Systems Corp.	397,475	6,185
* SRA International, Inc.	163,447	6,167
* Digitas Inc.	426,652	6,144
* Brightpoint, Inc.	197,316	6,129
Cognex Corp.	203,699	6,038
* Digital Insight Corp.	164,867	6,001
* EarthLink, Inc.	625,549	5,974
* Finisar Corp.	1,180,480	5,843
* eFunds Corp.	220,736	5,704
* Kronos, Inc.	150,205	5,616
* MicroStrategy Inc.	53,177	5,599
* Checkpoint Systems, Inc.	207,970	5,590
* Entegris Inc.	525,196	5,588
* Transaction Systems Architects, Inc.	177,176	5,530
* ATMI, Inc.	180,801	5,460
* Progress Software Corp.	186,923	5,438
* Skyworks Solutions, Inc.	792,273	5,380
* Macrovision Corp.	239,251	5,299
* FileNet Corp.	195,603	5,285
* HomeStore, Inc.	793,681	5,207
* WebEx Communications, Inc.	153,268	5,161
* Coherent, Inc.	146,564	5,146
* RealNetworks, Inc.	623,356	5,143
* Micrel, Inc.	343,430	5,090
* CSG Systems International, Inc.	218,085	5,073
* Intergraph Corp.	119,903	4,995
*^ Euronet Worldwide, Inc.	131,992	4,993
* Zoran Corp.	227,432	4,976
*^ Amkor Technology, Inc.	574,842	4,967
* Redback Networks Inc.	226,953	4,923
AVX Corp.	273,957	4,849
Talx Corp.	168,193	4,790
* Brooks Automation, Inc.	332,273	4,732
* Quest Software, Inc.	278,989	4,659
* Wright Express Corp.	165,968	4,655
* Aeroflex, Inc.	334,446	4,592
* Wind River Systems Inc.	368,316	4,586
* Mentor Graphics Corp.	409,376	4,524
* ON Semiconductor Corp.	616,973	4,479
Technitrol, Inc.	184,928	4,435
* j2 Global Communications, Inc.	93,795	4,408
* Internet Security Systems, Inc.	183,289	4,395
* Sycamore Networks, Inc.	882,012	4,145
*^ Cabot Microelectronics Corp.	111,733	4,145
* Rogers Corp.	74,098	4,037
* Silicon Image, Inc.	382,348	3,942
* Tekelec	283,261	3,918
* Keane, Inc.	248,019	3,906
*^ Lexar Media, Inc.	454,079	3,896
* Dycom Industries, Inc.	181,939	3,866
* Diodes Inc.	92,066	3,821
* Quantum Corp.	1,020,476	3,817
Black Box Corp.	79,374	3,814
* Global Imaging Systems, Inc.	99,129	3,765
* Power Integrations, Inc.	149,358	3,701
United Online, Inc.	287,204	3,693
* Ariba, Inc.	377,105	3,688
* Opsware, Inc.	428,342	3,671
* InfoSpace, Inc.	131,256	3,669
* MKS Instruments, Inc.	156,340	3,663
* KEMET Corp.	386,115	3,657
* Identix, Inc.	459,005	3,654
* Witness Systems, Inc.	143,087	3,634
*^ Taser International Inc.	342,920	3,632
* Gartner, Inc. Class A	258,451	3,605
* DSP Group Inc.	123,568	3,585
* VeriFone Holdings, Inc.	115,646	3,503
* Rofin-Sinar Technologies Inc.	64,051	3,467
*^ Vitesse Semiconductor Corp.	956,858	3,426
Total System Services, Inc.	171,935	3,425
* Electro Scientific Industries, Inc.	154,744	3,424
* Advent Software, Inc.	120,294	3,419
* CMGI Inc.	2,299,503	3,403
* Cogent Inc.	184,893	3,391
* Littelfuse, Inc.	99,152	3,384
* Newport Corp.	179,368	3,383
*^ UTStarcom, Inc.	537,438	3,380
* Hutchinson Technology, Inc.	111,757	3,372
* Photronics Inc.	179,662	3,370
MTS Systems Corp.	80,165	3,353
* Lattice Semiconductor Corp.	496,104	3,304
* Concur Technologies, Inc.	175,464	3,251
* ScanSource, Inc.	53,678	3,243
* Cirrus Logic, Inc.	374,682	3,177
MAXIMUS, Inc.	84,712	3,048
* McDATA Corp. Class A	650,135	3,004
* Paxar Corp.	151,578	2,966
* Atheros Communications	111,843	2,929
* Manhattan Associates, Inc.	132,296	2,911
Gevity HR, Inc.	116,895	2,859
* Axcelis Technologies, Inc.	487,277	2,855
* Sapient Corp.	372,571	2,843
* ViaSat, Inc.	98,747	2,829
* TriQuint Semiconductor, Inc.	573,516	2,822
* SafeNet, Inc.	106,274	2,814
* LoJack Corp.	117,149	2,809
* Epicor Software Corp.	208,060	2,794
* Adaptec, Inc.	504,854	2,792
infoUSA Inc.	213,965	2,777
* Veeco Instruments, Inc.	118,462	2,766
* NetIQ Corp.	245,957	2,742
* Mastec Inc.	189,054	2,679
* ManTech International Corp.	80,291	2,667
* 24/7 Real Media, Inc.	252,918	2,646
* Aspen Technologies, Inc.	208,768	2,641
* Dolby Laboratories Inc.	124,136	2,594
* FEI Co.	129,129	2,563
* Stratex Networks, Inc.	412,977	2,540
*^ Transmeta Corp.	1,247,173	2,532
* Comtech Telecommunications Corp.	86,774	2,531
* Asyst Technologies, Inc.	241,939	2,519
* NETGEAR, Inc.	132,268	2,514
* Extreme Networks, Inc.	497,228	2,496
* JDA Software Group, Inc.	170,856	2,467
*^ Universal Display Corp.	168,567	2,424
* Genesis Microchip Inc.	140,624	2,396
* Gateway, Inc.	1,093,977	2,396
Daktronics, Inc.	65,540	2,392
* Internet Capital Group Inc.	250,277	2,358
* Ultratech, Inc.	96,039	2,351
* TTM Technologies, Inc.	161,316	2,337
* Advanced Digital Information Corp.	265,821	2,334
* Altiris, Inc.	105,835	2,329
* Credence Systems Corp.	315,745	2,318
* Silicon Storage Technology, Inc.	527,466	2,310
* Ixia	160,950	2,295
* Mattson Technology, Inc.	190,336	2,284
* TranSwitch Corp.	878,227	2,283
* Synaptics Inc.	103,275	2,271
* Safeguard Scientifics, Inc.	915,982	2,262
* Exar Corp.	155,381	2,219
* LTX Corp.	409,664	2,212
*^ Bankrate, Inc.	50,655	2,207
* Sigma Designs, Inc.	147,884	2,158
* Kulicke & Soffa Industries, Inc.	225,988	2,156
* S1 Corp.	425,413	2,144
* Rudolph Technologies, Inc.	125,699	2,143
* iPayment Holdings, Inc.	49,808	2,134
* MatrixOne, Inc.	295,569	2,116
* Open Solutions Inc.	77,370	2,113
*^ MRV Communications Inc.	513,223	2,104
Methode Electronics, Inc. Class A	193,181	2,104
Quality Systems, Inc.	63,516	2,102
Agilysys, Inc.	139,452	2,100
* Verint Systems Inc.	59,320	2,098
* SPSS, Inc.	65,835	2,084
*^ Multi-Fineline Electronix, Inc.	35,590	2,082
* Packeteer, Inc.	176,721	2,050
* Advanced Energy Industries, Inc.	144,278	2,039
* Lionbridge Technologies, Inc.	256,785	2,031
*^ Mindspeed Technologies, Inc.	506,816	2,017
* Secure Computing Corp.	173,852	2,006
* Neoware Systems, Inc.	67,645	2,004
* Planar Systems, Inc.	118,106	1,998
* Harmonic, Inc.	308,576	1,966
*^ Lawson Software Inc.	254,415	1,951
* webMethods, Inc.	231,032	1,945
Park Electrochemical Corp.	65,697	1,938
* TNS Inc.	91,370	1,935
Landauer, Inc.	38,335	1,925
* The Ultimate Software Group, Inc.	74,466	1,925
* Intrado Inc.	73,881	1,919
* Blackboard Inc.	67,414	1,915
* Borland Software Corp.	354,331	1,913
* Metrologic Instruments, Inc.	82,373	1,905
* iVillage Inc.	225,239	1,894
* Vignette Corp.	127,886	1,886
Cohu, Inc.	87,947	1,866
Inter-Tel, Inc.	86,629	1,857
* Sykes Enterprises, Inc.	129,728	1,840
* Standard Microsystem Corp.	70,366	1,828
*^ VA Software Corp.	381,203	1,826
CTS Corp.	135,617	1,815
* Actel Corp.	112,145	1,788
* Art Technology Group, Inc.	552,902	1,775
* Ciber, Inc.	278,169	1,775
* C-COR Inc.	202,433	1,769
* Microtune, Inc.	334,717	1,747
*^ Marchex, Inc.	80,773	1,737
* eCollege.com Inc.	91,658	1,727
* Entrust, Inc.	383,524	1,726
* Symmetricom Inc.	201,773	1,725
* SonicWALL, Inc.	242,363	1,718
* Sonic Solutions, Inc.	94,565	1,713
*^ ParkerVision, Inc.	156,156	1,704
*^ Presstek, Inc.	141,786	1,687
* Glenayre Technologies, Inc.	319,641	1,678
* Supertex, Inc.	44,567	1,677
* EFJ, Inc.	155,256	1,675
* Kopin Corp.	329,142	1,649
* Forrester Research, Inc.	73,587	1,642
* Netlogic Microsystems Inc.	39,700	1,636
* Anaren, Inc.	83,346	1,623
* RadiSys Corp.	81,240	1,613
* Interwoven Inc.	178,405	1,604
*^ PortalPlayer Inc.	71,581	1,591
* MRO Software Inc.	99,620	1,590
* Hypercom Corp.	170,676	1,587
* InFocus Corp.	331,360	1,574
*^ Echelon Corp.	166,157	1,569
* EMCORE Corp.	151,775	1,551
* Agile Software Corp.	201,354	1,536
*^ Avanex Corp.	469,543	1,531
* Excel Technology, Inc.	51,633	1,522
* Chordiant Software, Inc.	433,877	1,514
* Zygo Corp.	91,731	1,497
* Mercury Computer Systems, Inc.	92,146	1,493
* Integrated Silicon Solution, Inc.	224,309	1,489
* SYNNEX Corp.	79,478	1,475
* Iomega Corp.	449,189	1,473
* Tyler Technologies, Inc.	132,420	1,457
* Ditech Communications Corp.	139,133	1,454
* NetRatings, Inc.	109,448	1,450
* Manugistics Group, Inc.	671,202	1,450
* Actuate Software Corp.	341,070	1,450
Syntel, Inc.	76,401	1,446
*^ Terremark Worldwide, Inc.	169,896	1,444
* Ansoft Corp.	34,035	1,419
* Photon Dynamics, Inc.	75,089	1,408
* Intevac, Inc.	48,722	1,402
* Magma Design Automation, Inc.	161,459	1,397
* SI International Inc.	39,692	1,395
* Sirenza Microdevices, Inc.	147,177	1,391
* OSI Systems Inc.	65,600	1,386
* Covansys Corp.	80,169	1,378
* CyberSource Corp.	121,651	1,358
* Online Resources Corp.	104,258	1,355
* Jupitermedia Corp.	74,893	1,347
Woodhead Industries, Inc.	80,696	1,340
*^ SpatiaLight, Inc.	370,675	1,312
* Lightbridge, Inc.	116,767	1,296
* Superior Essex Inc.	50,535	1,286
* ADE Corp.	41,888	1,283
* IXYS Corp.	138,736	1,279
*^ Novatel Wireless, Inc.	141,558	1,267
* Measurement Specialties, Inc.	48,395	1,266
* Oplink Communications, Inc.	72,904	1,264
* MapInfo Corp.	89,975	1,261
* iPass Inc.	157,111	1,258
* Answerthink Consulting Group, Inc.	195,680	1,258
* Dot Hill Systems Corp.	176,600	1,254
* Lasercard Corp.	55,567	1,250
* MIPS Technologies, Inc.	167,468	1,249
Bel Fuse, Inc. Class B	35,208	1,233
Stellent Inc.	103,524	1,228
* EPIQ Systems, Inc.	64,561	1,227
* Applied Films Corp.	63,073	1,226
* PDF Solutions, Inc.	64,273	1,216
Molex, Inc. Class A	40,914	1,216
* Calamp Corp.	102,775	1,207
* AMIS Holdings Inc.	133,166	1,206
* InterVoice, Inc.	139,189	1,198
*^ FalconStor Software, Inc.	126,713	1,197
* SupportSoft, Inc.	265,182	1,175
* Stratasys, Inc.	39,750	1,172
*^ Applied Digital Solutions, Inc.	402,222	1,166
* iGATE Corp.	194,458	1,147
* SBS Technologies, Inc.	70,320	1,139
* Zhone Technologies	423,869	1,136
* Maxwell Technologies, Inc.	58,117	1,134
* PLX Technology, Inc.	90,290	1,133
* Pegasus Solutions Inc.	120,000	1,129
Richardson Electronics, Ltd.	119,765	1,126
* LivePerson, Inc.	155,175	1,123
* NMS Communications Corp.	297,378	1,121
* Gerber Scientific, Inc.	108,348	1,120
* American Power Technology, Inc.	75,913	1,114
*^ GlobeTel Communications Corp.	444,633	1,107
X-Rite Inc.	83,118	1,104
* ANADIGICS, Inc.	139,634	1,103
Integral Systems, Inc.	40,634	1,097
* PC-Tel, Inc.	114,946	1,094
*^ RAE Systems, Inc.	306,373	1,094
SpectraLink Corp.	86,773	1,089
* RightNow Technologies Inc.	67,707	1,075
* Pericom Semiconductor Corp.	107,197	1,057
* Digi International, Inc.	89,535	1,045
* Volterra Semiconductor Corp.	54,100	1,033
*^ Bookham, Inc.	107,589	1,026
*^ Endwave Corp.	69,869	1,026
*^ SigmaTel Inc.	116,963	1,022
Startek, Inc.	43,066	1,015
* Merix Corp.	81,534	1,003
*^ Viisage Technology, Inc.	56,756	994
* Radiant Systems, Inc.	73,094	988
* Kanbay International Inc.	63,713	972
* Phoenix Technologies Ltd.	138,134	937
* Blue Coat Systems, Inc.	42,983	934
* Dynamics Research Corp.	62,371	929
* Westell Technologies, Inc.	228,006	928
* NetScout Systems, Inc.	101,557	924
Keithley Instruments Inc.	59,843	919
* Pixelworks, Inc.	184,813	919
* Rimage Corp.	40,531	915
* COMARCO, Inc.	79,986	914
* Fargo Electronics	53,700	908
* QuickLogic Corp.	156,014	896
* Mobility Electronics, Inc.	106,719	889
* Keynote Systems Inc.	76,678	877
*^ Convera Corp.	90,816	870
* Concurrent Computer Corp.	269,226	870
* Tollgrade Communications, Inc.	58,389	869
* DTS Inc.	44,059	866
* Monolithic System Technology, Inc.	97,220	861
* Captaris Inc.	184,931	856
* EMS Technologies, Inc.	47,406	855
* Autobytel Inc.	177,140	854
*^ International DisplayWorks, Inc.	129,800	850
^ Renaissance Learning, Inc.	46,957	845
* Tumbleweed Communications Corp.	281,380	841
* Moldflow Corp.	53,434	839
* SeaChange International, Inc.	107,246	833
* PLATO Learning, Inc.	87,765	833
Allen Organ Co.	14,962	832
* DDi Corp.	102,953	828
* Computer Horizons Corp.	165,408	827
* ActivIdentity Corp.	196,197	822
*^ Telkonet, Inc.	190,769	811
* FSI International, Inc.	152,615	804
* Tier Technologies, Inc.	99,696	803
* Centillium Communications, Inc.	209,143	801
* Docucorp International, Inc.	95,106	786
* Virage Logic Corp.	72,626	784
* Bell Microproducts Inc.	126,978	782
* Semitool, Inc.	67,930	772
* Monolithic Power Systems	40,800	761
* Bottomline Technologies, Inc.	55,357	760
* Nu Horizons Electronics Corp.	88,863	756
* NIC Inc.	121,449	744
* Immersion Corp.	85,366	741
* California Micro Devices Corp.	91,339	722
* LeCroy Corp.	45,140	706
* Carrier Access Corp.	115,857	697
* Carreker Corp.	108,199	696
*^ Mechanical Technology Inc.	181,181	679
*^ Saba Software, Inc.	104,948	677
* WatchGuard Technologies, Inc.	132,465	676
* Corillian Corp.	173,504	675
*^ 8X8 Inc.	385,203	674
* Raindance Communications, Inc.	248,814	672
* White Electronic Designs Corp.	110,740	649
*^ Click Commerce, Inc.	26,700	639
* AuthentiDate Holding Corp.	161,303	629
*^ Infocrossing, Inc.	51,754	624
* OPNET Technologies, Inc.	57,953	621
* InterVideo Inc.	56,922	618
TheStreet.com, Inc.	81,404	615
* Quovadx, Inc.	189,441	604
* Embarcadero Technologies, Inc.	84,895	594
* Edgewater Technology, Inc.	89,997	589
*^ FARO Technologies, Inc.	41,161	587
* Aware, Inc.	100,623	583
* Airspan Networks Inc.	85,925	580
* Interactive Intelligence Inc.	58,466	579
* Radyne Comstream Inc.	35,795	572
* Internap Network Services Corp.	598,571	563
*^ Cray Inc.	309,697	561
*^ Therma-Wave Inc.	344,422	558
* Network Equipment Technologies, Inc.	140,044	556
* Telular Corp.	171,576	556
* Greenfield Online, Inc.	90,797	544
* Catapult Communications Corp.	40,394	537
* Ceva, Inc.	80,501	534
* SM&A Corp.	80,407	523
*^ NVE Corp.	32,201	516
* Napster, Inc.	148,694	503
Blackbaud, Inc.	23,710	502
* Nanometrics Inc.	35,940	498
* TechTeam Global, Inc.	44,589	496
* Ulticom, Inc.	46,089	495
* Overland Storage, Inc.	54,176	492
* SimpleTech, Inc.	130,559	491
*^ American Technology Corp.	116,847	488
* Digimarc Corp.	64,527	482
* ESS Technology, Inc.	142,797	474
* Terayon Communications Systems, Inc.	258,953	474
* VASCO Data Security International, Inc.	57,455	470
*^ Digital Angel Corp.	108,785	468
* Hifn, Inc.	58,872	459
* Web.com, Inc.	77,070	457
* OpenTV Corp.	154,997	456
* Viewpoint Corp.	326,952	451
* Acacia Research - Acacia Technologies	51,050	450
* Network Engines, Inc.	142,558	442
* Innovex, Inc.	84,366	438
* Ness Technologies Inc.	34,755	438
* Pegasystems Inc.	53,433	436
* Mobius Management Systems, Inc.	69,550	435
* Perficient, Inc.	37,300	433
* LookSmart, Ltd.	79,101	426
* WJ Communications, Inc.	167,095	421
* Performance Technologies, Inc.	55,625	417
* Indus International, Inc.	112,998	411
* Lantronix, Inc.	175,434	411
* PAR Technology Corp.	23,100	410
*^ On2 Technologies, Inc.	510,802	409
* Miva Inc.	98,862	403
* OYO Geospace Corp.	6,800	401
* MetaSolv, Inc.	129,614	397
Printronix, Inc.	24,873	384
QAD Inc.	50,641	379
* Leadis Technology Inc.	66,455	377
* ePlus Inc.	25,621	365
* CyberOptics Corp.	23,766	356
* Ampex Corp. Class A	17,507	352
* TransAct Technologies Inc.	37,019	350
* Selectica, Inc.	118,115	347
* Tut Systems, Inc.	111,117	346
* Applied Innovation Inc.	80,447	345
* Sumtotal Systems Inc.	67,756	342
*^ Research Frontiers, Inc.	86,284	333
* Analysts International Corp.	117,320	327
* Computer Task Group, Inc.	73,670	313
American Software, Inc. Class A	42,600	310
* Zomax Inc.	165,760	305
Bel Fuse, Inc. Class A	10,580	298
* Optical Communication Products, Inc.	96,808	298
* Motive, Inc.	76,087	297
*^ SAFLINK Corp.	342,553	288
* SAVVIS Communications Corp.	192,656	287
* Interlink Electronics Inc.	93,789	287
* Alliance Semiconductor Corp.	101,729	282
* SRS Labs, Inc.	44,800	270
* ONYX Software Corp.	54,649	260
* Vitria Technology, Inc.	89,108	259
Frequency Electronics, Inc.	18,050	253
* Avici Systems Inc.	53,815	239
Wireless Telecom Group, Inc.	79,219	234
*^ Intelli-Check Inc.	34,650	228
* SCM Microsystems, Inc.	63,851	223
* Ramtron International Corp.	108,592	211
* Datalink Corp.	50,432	207
*^ Wave Systems Corp.	344,909	207
* Catalyst Semiconductor, Inc.	40,550	199
* PC Connection, Inc.	34,262	197
* Cherokee International Corp.	38,295	195
*^ Pemstar Inc.	93,821	194
*^ HouseValues, Inc.	23,413	193
*^ The SCO Group, Inc.	42,029	183
* Management Network Group Inc.	81,917	179
* Globecomm Systems, Inc.	24,075	178
* Kintera Inc.	120,855	178
* GTSI Corp.	27,230	175
* Pfsweb Inc.	142,337	175
* Video Display Corp.	18,439	175
* Intraware, Inc.	22,335	173
* The Knot, Inc.	9,200	167
*^ Zix Corp.	109,636	160
*^ Loudeye Corp.	307,590	158
* Pervasive Software Inc.	37,348	154
*^ WorldGate Communications, Inc.	75,801	152
*^ NYFIX, Inc.	20,000	142
* Synplicity, Inc.	21,580	139
* Atari, Inc.	217,710	139
* Sunrise Telecom Inc.	58,563	132
* Rainmaker Systems, Inc.	29,328	127
* Superconductor Technologies Inc.	30,270	120
*^ Telecommunication Systems, Inc.	46,952	120
Inforte Corp.	26,923	118
* Callidus Software Inc.	25,022	111
*^ Ibis Technology Corp.	29,868	106
* Micro Linear Corp.	55,004	105
* Evolving Systems, Inc.	49,275	99
*^ MTI Technology Corp.	68,919	96
* Icad Inc.	60,078	94
*^ Cosine Communications, Inc.	37,283	93
*^ Verso Technologies, Inc.	56,378	92
* BSQUARE Corp.	27,161	80
* I.D. Systems, Inc.	3,044	76
* Comtech Group Inc.	7,600	76
* Technology Solutions Co.	8,080	74
* Analex Corp.	26,863	74
*^ IPIX Corp.	52,203	72
* Somera Communications, Inc.	101,145	43
* Direct Insite Corp.	30,651	20
* Apogee Technology, Inc.	24,550	18
* GSE Systems, Inc.	8,379	15
* NeoMagic Corp.	1,236	7
* FOCUS Enhancements, Inc.	9,110	6
* Eagle Broadband, Inc.	50,400	5
* ISCO International, Inc.	10,333	4
* Media 100 Inc.	93,278	-
* Optical Cable Corp. Warrants Exp. 10/24/2007	796	-

		11,407,866

Materials (3.3%)
Dow Chemical Co.	4,571,723	185,612
E.I. du Pont de Nemours & Co.	4,355,159	183,831
Alcoa Inc.	4,124,315	126,039
Newmont Mining Corp. (Holding Co.)	2,117,942	109,900
Monsanto Co.	1,272,875	107,876
Praxair, Inc.	1,525,969	84,157
Weyerhaeuser Co.	1,153,809	83,570
Phelps Dodge Corp.	963,590	77,598
Nucor Corp.	736,709	77,200
International Paper Co.	2,210,705	76,424
Air Products & Chemicals, Inc.	1,052,472	70,716
Freeport-McMoRan Copper & Gold, Inc. Class B	876,962	52,416
PPG Industries, Inc.	791,577	50,146
Vulcan Materials Co.	482,980	41,850
Ecolab, Inc.	913,658	34,902
Rohm & Haas Co.	685,435	33,497
United States Steel Corp.	539,566	32,741
Allegheny Technologies Inc.	394,007	24,105
MeadWestvaco Corp.	864,485	23,609
Martin Marietta Materials, Inc.	219,879	23,534
Sealed Air Corp.	392,797	22,731
Temple-Inland Inc.	508,088	22,635
Engelhard Corp.	568,194	22,506
Ashland, Inc.	316,500	22,497
Lyondell Chemical Co.	1,060,173	21,097
Sigma-Aldrich Corp.	318,980	20,986
Ball Corp.	471,704	20,675
Eastman Chemical Co.	389,114	19,915
* Pactiv Corp.	684,530	16,798
* Smurfit-Stone Container Corp.	1,208,317	16,397
Sonoco Products Co.	447,104	15,143
Bemis Co., Inc.	478,684	15,117
* Crown Holdings, Inc.	794,020	14,086
Lubrizol Corp.	325,931	13,966
Florida Rock Industries, Inc.	235,495	13,240
Louisiana-Pacific Corp.	482,441	13,122
Chemtura Corp.	1,109,998	13,076
International Flavors & Fragrances, Inc.	378,763	12,999
Valspar Corp.	465,200	12,965
Airgas, Inc.	329,561	12,883
Lafarge North America Inc.	152,924	12,846
* Owens-Illinois, Inc.	733,206	12,736
Commercial Metals Co.	236,935	12,674
Reliance Steel & Aluminum Co.	133,388	12,528
Cytec Industries, Inc.	186,209	11,174
FMC Corp.	170,930	10,594
Carpenter Technology Corp.	108,818	10,285
Scotts Miracle-Gro Co.	223,976	10,249
Eagle Materials, Inc.	159,816	10,190
RPM International, Inc.	559,583	10,039
Steel Dynamics, Inc.	174,681	9,910
Cabot Corp.	279,458	9,499
AptarGroup Inc.	164,890	9,110
*^ The Mosaic Co.	634,065	9,099
^ Cleveland-Cliffs Inc.	104,265	9,084
Packaging Corp. of America	400,541	8,988
* Nalco Holding Co.	503,231	8,907
* Oregon Steel Mills, Inc.	170,102	8,704
* Coeur d'Alene Mines Corp.	1,313,572	8,617
Albemarle Corp.	188,515	8,549
* Huntsman Corp.	427,057	8,242
Quanex Corp.	120,692	8,042
Celanese Corp. Series A	378,784	7,943
*^ Headwaters Inc.	198,891	7,914
Bowater Inc.	266,381	7,880
*^ Titanium Metals Corp.	157,710	7,657
* AK Steel Corp.	496,980	7,455
Olin Corp.	341,723	7,337
H.B. Fuller Co.	139,255	7,149
* Hercules, Inc.	511,991	7,065
* Chaparral Steel Co.	108,126	7,020
Worthington Industries, Inc.	337,497	6,770
Texas Industries, Inc.	110,507	6,685
* RTI International Metals, Inc.	112,390	6,165
* Aleris International Inc.	126,444	6,078
Eagle Materials, Inc. Class B	93,390	5,957
Minerals Technologies, Inc.	97,121	5,673
* W.R. Grace & Co.	375,497	4,994
* Century Aluminum Co.	109,709	4,657
* PolyOne Corp.	489,824	4,565
Spartech Corp.	186,059	4,465
*^ Apex Silver Mines Ltd.	182,200	4,327
Silgan Holdings, Inc.	105,292	4,230
^ Royal Gold, Inc.	115,167	4,168
Schnitzer Steel Industries, Inc. Class A	93,717	4,016
Georgia Gulf Corp.	154,434	4,014
* Stillwater Mining Co.	241,508	3,975
MacDermid, Inc.	119,685	3,848
Glatfelter	206,382	3,783
* Symyx Technologies, Inc.	135,762	3,766
Ferro Corp.	183,236	3,665
* Hecla Mining Co.	536,513	3,546
Gibraltar Industries Inc.	118,881	3,502
Sensient Technologies Corp.	193,701	3,496
Greif Inc. Class A	50,249	3,438
A. Schulman Inc.	138,157	3,419
NewMarket Corp.	68,205	3,246
Compass Minerals International	126,156	3,153
Wausau Paper Corp.	222,404	3,151
Arch Chemicals, Inc.	97,803	2,973
* OM Group, Inc.	123,133	2,832
AMCOL International Corp.	97,806	2,817
Ryerson Tull, Inc.	101,039	2,704
Deltic Timber Corp.	43,938	2,663
*^ Terra Industries, Inc.	371,832	2,621
Metal Management, Inc.	82,151	2,600
* Brush Engineered Materials Inc.	124,128	2,452
Neenah Paper Inc.	62,858	2,059
Myers Industries, Inc.	114,506	1,831
Rock-Tenn Co.	121,706	1,824
* Tronox Inc.	105,021	1,784
* Senomyx, Inc.	100,501	1,654
* U.S. Concrete, Inc.	113,162	1,636
American Vanguard Corp.	51,260	1,566
Schweitzer-Mauduit International, Inc.	63,785	1,531
Westlake Chemical Corp.	40,914	1,414
* Omnova Solutions Inc.	228,039	1,396
Roanoke Electric Steel Corp.	42,986	1,388
A.M. Castle & Co.	45,513	1,343
* Wheeling-Pittsburgh Corp.	72,252	1,327
*^ Zoltek Cos., Inc.	56,282	1,287
* Caraustar Industries, Inc.	123,317	1,269
* Buckeye Technology, Inc.	135,080	1,222
Steel Technologies, Inc.	49,167	1,195
Chesapeake Corp. of Virginia	82,941	1,151
Olympic Steel, Inc.	34,926	1,054
Calgon Carbon Corp.	164,230	1,010
* Maxxam Inc.	29,944	973
* Pioneer Cos., Inc.	31,707	967
NN, Inc.	74,766	965
Wellman, Inc.	140,040	891
Quaker Chemical Corp.	40,175	874
Balchem Corp.	37,650	869
* AEP Industries, Inc.	26,000	857
* Northwest Pipe Co.	28,197	856
* Graphic Packaging Corp.	411,042	851
*^ Altair Nanotechnology	225,400	802
Great Northern Iron Ore	5,900	802
NL Industries, Inc.	72,753	773
Penford Corp.	47,853	769
* Material Sciences Corp.	63,328	765
Stepan Co.	24,870	735
Hawkins, Inc.	49,958	703
Innospec, Inc.	26,600	682
* Landec Corp.	78,603	627
*^ Mercer International Inc.	64,400	600
Summa Industries	47,059	480
* Webco Industries, Inc.	7,450	462
* Lesco, Inc.	26,837	459
Pope & Talbot, Inc.	67,509	459
* Constar International Inc.	101,691	339
*^ Nonophase Technologies Corp.	38,232	295
Packaging Dynamics Corp.	21,001	291
* American Pacific Corp.	25,914	238
* Eden Bioscience Corp.	204,135	184
Atlantis Plastics, Inc. Class A	18,088	171
* Peak International Ltd.	36,400	100
Rock of Ages Corp.	17,600	88
* Continental Materials Corp.	2,500	73
* Canyon Resources Corp.	7,000	6
* General Chemical Group Inc.	17,001	-

		2,322,404

Telecommunication Services (3.0%)
AT&T Inc.	18,500,995	500,267
Verizon Communications Inc.	13,870,814	472,440
Sprint Nextel Corp.	13,296,938	343,593
BellSouth Corp.	8,658,539	300,018
Alltel Corp.	1,724,713	111,675
* American Tower Corp. Class A	1,952,570	59,202
* Qwest Communications International Inc.	7,489,126	50,926
* NII Holdings Inc.	643,706	37,959
* Crown Castle International Corp.	1,014,987	28,775
CenturyTel, Inc.	588,890	23,037
Citizens Communications Co.	1,592,736	21,136
* Nextel Partners, Inc.	705,645	19,984
*^ Level 3 Communications, Inc.	3,091,784	16,015
Telephone & Data Systems, Inc.	254,634	10,043
* Leap Wireless International, Inc.	217,945	9,500
Telephone & Data Systems, Inc. - Special Common Shares	237,529	8,967
* SBA Communications Corp.	347,598	8,137
PanAmSat Holding Corp.	265,490	6,589
* Time Warner Telecom Inc.	340,031	6,104
* Cincinnati Bell Inc.	1,316,305	5,950
* NeuStar, Inc. Class A	169,533	5,256
* Dobson Communications Corp.	611,939	4,908
* Price Communications Corp.	262,631	4,646
* U.S. Cellular Corp.	75,877	4,504
Commonwealth Telephone Enterprises, Inc.	114,928	3,959
*^ Broadwing Corp.	253,790	3,741
* UbiquiTel Inc.	360,557	3,642
* Premiere Global Services, Inc.	375,149	3,020
* IDT Corp. Class B	251,954	2,789
Valor Communications Group, Inc.	204,401	2,690
* General Communication, Inc.	222,153	2,686
USA Mobility, Inc.	91,266	2,599
* Cogent Communications Group, Inc.	166,995	1,628
Alaska Communications Systems Holdings, Inc.	128,219	1,555
North Pittsburgh Systems, Inc.	58,480	1,365
Surewest Communications	55,737	1,344
CT Communications, Inc.	98,794	1,343
Shenandoah Telecommunications Co.	29,200	1,314
* Talk America Holdings, Inc.	152,010	1,297
Iowa Telecommunications Services Inc.	63,925	1,220
* Syniverse Holdings Inc.	69,008	1,090
Centennial Communications Corp. Class A	142,047	1,041
Warwick Valley Telephone Co.	44,964	971
* Suncom Wireless Holdings, Inc. Class A	478,516	924
* @ Road, Inc.	168,935	857
* Wireless Facilities, Inc.	200,172	805
FairPoint Communications, Inc.	57,328	792
* IDT Corp.	64,834	710
* LCC International, Inc. Class A	181,617	663
Atlantic Tele-Network, Inc.	9,646	550
D&E Communications, Inc.	48,461	545
Hector Communications Corp.	17,769	528
Hickory Tech Corp.	61,428	518
*^ Primus Telecommunications Group, Inc.	660,170	508
* Arbinet Holdings, Inc.	67,723	498
* Global Crossing Ltd.	15,000	398
* US LEC Corp. Class A	73,225	196
*^ Boston Communications Group, Inc.	72,933	193
*^ InPhonic, Inc.	27,167	190
* Pac-West Telecom, Inc.	113,496	106
* Covista Communications, Inc.	71,737	88
*^ Metro One Telecommunications, Inc.	110,426	72
* Rural Cellular Corp. Class A	2,300	34
* Trinsic Inc.	4,344	3
* ITC&DeltaCom, Inc.	888	1

		2,108,104

Utilities (3.2%)
Exelon Corp.	3,161,014	167,218
Duke Energy Corp.	4,477,678	130,524
Southern Co.	3,514,832	115,181
Dominion Resources, Inc.	1,646,142	113,633
TXU Corp.	2,162,674	96,801
FirstEnergy Corp.	1,564,863	76,522
Public Service Enterprise Group, Inc.	1,132,969	72,555
FPL Group, Inc.	1,776,288	71,300
PG&E Corp.	1,800,591	70,043
Entergy Corp.	984,748	67,889
American Electric Power Co., Inc.	1,864,410	63,427
Edison International	1,466,146	60,376
PPL Corp.	1,802,655	52,998
Sempra Energy	1,097,667	50,998
Consolidated Edison Inc.	1,162,102	50,551
* AES Corp.	2,945,167	50,245
Progress Energy, Inc.	1,134,565	49,898
Ameren Corp.	968,154	48,233
Constellation Energy Group, Inc.	847,535	46,369
Cinergy Corp.	894,893	40,637
Xcel Energy, Inc.	1,912,007	34,703
KeySpan Corp.	829,793	33,914
DTE Energy Co.	844,004	33,836
Questar Corp.	403,835	28,289
NiSource, Inc.	1,296,674	26,219
* Allegheny Energy, Inc.	771,487	26,115
Wisconsin Energy Corp.	558,295	22,326
* NRG Energy, Inc.	490,482	22,180
Pepco Holdings, Inc.	898,932	20,487
SCANA Corp.	516,324	20,261
Equitable Resources, Inc.	545,031	19,899
Pinnacle West Capital Corp.	472,801	18,487
Alliant Energy Corp.	555,017	17,466
MDU Resources Group, Inc.	515,397	17,240
Energy East Corp.	706,817	17,176
Aqua America, Inc.	609,128	16,946
DPL Inc.	610,717	16,489
TECO Energy, Inc.	987,555	15,919
CenterPoint Energy Inc.	1,323,846	15,793
* Reliant Energy, Inc.	1,447,309	15,313
NSTAR	505,640	14,466
ONEOK, Inc.	444,136	14,323
Northeast Utilities	697,404	13,620
* CMS Energy Corp.	1,045,656	13,541
AGL Resources Inc.	350,718	12,643
OGE Energy Corp.	434,384	12,597
National Fuel Gas Co.	384,944	12,595
* Sierra Pacific Resources	869,189	12,004
Energen Corp.	334,639	11,712
Puget Energy, Inc.	547,111	11,588
Southern Union Co.	449,361	11,158
UGI Corp. Holding Co.	503,155	10,601
Hawaiian Electric Industries Inc.	383,268	10,398
Atmos Energy Corp.	382,677	10,076
Great Plains Energy, Inc.	356,259	10,029
Vectren Corp.	361,281	9,531
WPS Resources Corp.	189,772	9,341
^ Piedmont Natural Gas, Inc.	362,421	8,694
Westar Energy, Inc.	412,608	8,586
^ NICOR Inc.	210,868	8,342
PNM Resources Inc.	315,586	7,700
* Aquila, Inc.	1,781,047	7,106
WGL Holdings Inc.	231,838	7,053
* Dynegy, Inc.	1,381,902	6,633
Peoples Energy Corp.	183,587	6,543
IDACORP, Inc.	201,087	6,539
ALLETE, Inc.	137,017	6,385
Duquesne Light Holdings, Inc.	373,286	6,159
New Jersey Resources Corp.	133,039	6,020
Southwest Gas Corp.	196,825	5,501
UniSource Energy Corp.	174,135	5,311
Cleco Corp.	235,678	5,263
NorthWestern Corp.	168,242	5,239
Black Hills Corp.	142,726	4,853
Northwest Natural Gas Co.	127,794	4,535
Avista Corp.	203,865	4,210
* El Paso Electric Co.	212,675	4,049
American States Water Co.	98,529	3,681
California Water Service Group	78,375	3,531
South Jersey Industries, Inc.	120,108	3,275
UIL Holdings Corp.	62,261	3,259
CH Energy Group, Inc.	67,059	3,219
The Laclede Group, Inc.	91,849	3,161
Otter Tail Corp.	109,415	3,139
MGE Energy, Inc.	78,225	2,596
Empire District Electric Co.	108,901	2,420
SJW Corp.	61,034	1,639
EnergySouth, Inc.	48,254	1,535
Connecticut Water Services, Inc.	52,842	1,386
Southwest Water Co.	73,260	1,168
Central Vermont Public Service Corp.	51,768	1,098
Cascade Natural Gas Corp.	53,155	1,047
^ Middlesex Water Co.	51,696	979
Ormat Technologies Inc.	22,100	842
York Water Co.	30,300	795
Chesapeake Utilities Corp.	25,244	789
Green Mountain Power Corp.	21,763	629
* Semco Energy Inc.	90,550	502
* Cadiz Inc	19,168	335
Maine & Maritimes Corp.	14,254	219
UNITILI Corp.	1,500	39

		2,300,683

Total Common Stocks
(Cost $56,763,302)		70,622,663

Temporary Cash Investments (1.8%)

Money Market Fund (1.8%)
1 Vanguard Market Liquidity Fund, 4.715%	1,245,482,940	1,245,483

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	30,000	29,965

Total Temporary Cash Investments
(Cost $1,275,443)		1,275,448

Total Investments (101.3%)
(Cost $58,038,745)		71,898,111

Other Assets and Liabilities—Net (-1.3%)		(919,536)

Net Assets (100%)		70,978,575

^ Part of security position is on loan to broker/dealers.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $29,965,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $58,038,745,000. Net unrealized appreciation of investment securities for tax purposes was $13,859,366,000, consisting of unrealized gains of $17,382,003,000 on securities that had risen in value since their purchase and $3,522,637,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,282	417,707	3,416
S&P MidCap 400 Index	79	31,537	999
Russell 2000 Index	24	9,262	501

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Value Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.3%)

Consumer Discretionary (7.7%)
Time Warner, Inc.	5,483,645	92,070
The Walt Disney Co.	2,409,147	67,191
McDonald's Corp.	1,508,415	51,829
Federated Department Stores, Inc.	325,886	23,790
CBS Corp.	804,985	19,304
Johnson Controls, Inc.	230,788	17,524
Gannett Co., Inc.	287,510	17,228
Ford Motor Co.	2,141,483	17,046
* Office Depot, Inc.	370,216	13,787
The Gap, Inc.	729,634	13,630
^ General Motors Corp.	542,230	11,533
D. R. Horton, Inc.	337,628	11,216
Limited Brands, Inc.	408,916	10,002
Eastman Kodak Co.	344,248	9,790
Nordstrom, Inc.	242,590	9,505
Genuine Parts Co.	207,981	9,116
Mattel, Inc.	483,998	8,775
Wendy's International, Inc.	139,408	8,652
Whirlpool Corp.	93,126	8,518
Newell Rubbermaid, Inc.	330,199	8,318
H & R Block, Inc.	371,254	8,038
Tribune Co.	258,450	7,089
Sherwin-Williams Co.	139,541	6,899
Pulte Homes, Inc.	171,212	6,578
Centex Corp.	99,612	6,175
* NTL Inc.	210,287	6,121
VF Corp.	106,693	6,071
Lennar Corp. Class A	97,505	5,887
Royal Caribbean Cruises, Ltd.	138,415	5,816
* Expedia, Inc.	284,331	5,763
Clear Channel Communications, Inc.	192,813	5,594
Leggett & Platt, Inc.	220,492	5,373
Circuit City Stores, Inc.	218,335	5,345
Liz Claiborne, Inc.	127,868	5,240
Knight Ridder	80,598	5,095
The Stanley Works	100,216	5,077
Jones Apparel Group, Inc.	139,521	4,935
* AutoNation, Inc.	220,137	4,744
* Discovery Holding Co. Class A	305,263	4,579
ServiceMaster Co.	346,728	4,549
Foot Locker, Inc.	186,109	4,444
Brunswick Corp.	109,400	4,251
New York Times Co. Class A	164,240	4,157
Hasbro, Inc.	192,492	4,062
* R.H. Donnelley Corp.	61,446	3,578
* Dollar Tree Stores, Inc.	121,711	3,368
* Interpublic Group of Cos., Inc.	335,413	3,207
KB Home	49,247	3,200
American Eagle Outfitters, Inc.	79,956	2,387
Belo Corp. Class A	112,215	2,231
Tiffany & Co.	59,381	2,229
* Liberty Global, Inc. Series C	93,800	1,853
* Toll Brothers, Inc.	48,991	1,697
Dow Jones & Co., Inc.	41,054	1,613
^ The McClatchy Co. Class A	24,157	1,180
Hearst-Argyle Television Inc.	30,390	710
Regal Entertainment Group Class A	25,673	483

		588,442

Consumer Staples (6.3%)
Altria Group, Inc.	2,495,761	176,850
The Coca-Cola Co.	1,283,226	53,729
Kimberly-Clark Corp.	560,023	32,369
Archer-Daniels-Midland Co.	704,596	23,710
General Mills, Inc.	383,292	19,425
Sara Lee Corp.	910,382	16,278
H.J. Heinz Co.	401,146	15,211
Safeway, Inc.	538,503	13,527
ConAgra Foods, Inc.	621,986	13,348
Reynolds American Inc.	106,037	11,187
Albertson's, Inc.	375,690	9,644
Kraft Foods Inc.	300,627	9,112
* The Kroger Co.	412,746	8,404
UST, Inc.	196,134	8,159
Bunge Ltd.	133,715	7,449
Coca-Cola Enterprises, Inc.	312,296	6,352
* Dean Foods Co.	161,337	6,265
* Constellation Brands, Inc. Class A	236,333	5,920
Molson Coors Brewing Co. Class B	83,758	5,747
The Pepsi Bottling Group, Inc.	172,359	5,238
SuperValu Inc.	163,285	5,032
Carolina Group	93,793	4,434
Campbell Soup Co.	135,384	4,386
The Clorox Co.	63,231	3,784
Tyson Foods, Inc.	272,282	3,741
* Smithfield Foods, Inc.	106,622	3,128
Hormel Foods Corp.	90,629	3,063
J.M. Smucker Co.	66,455	2,638
PepsiAmericas, Inc.	79,286	1,939
McCormick & Co., Inc.	49,930	1,691

		481,760

Energy (13.7%)
ExxonMobil Corp.	7,457,525	453,865
Chevron Corp.	2,690,616	155,975
ConocoPhillips Co.	1,579,859	99,768
Occidental Petroleum Corp.	515,697	47,779
Valero Energy Corp.	704,484	42,114
Burlington Resources, Inc.	453,154	41,649
Marathon Oil Corp.	439,238	33,457
Anadarko Petroleum Corp.	267,768	27,047
Devon Energy Corp.	328,894	20,118
Amerada Hess Corp.	100,392	14,296
Apache Corp.	197,330	12,927
Sunoco, Inc.	163,172	12,657
Kerr-McGee Corp.	132,125	12,615
Kinder Morgan, Inc.	129,627	11,924
Murphy Oil Corp.	200,196	9,974
El Paso Corp.	790,257	9,523
Noble Energy, Inc.	209,751	9,212
Pioneer Natural Resources Co.	154,066	6,817
* Newfield Exploration Co.	144,899	6,071
Tesoro Petroleum Corp.	82,749	5,655
Williams Cos., Inc.	240,402	5,142
Cimarex Energy Co.	98,839	4,276
Pogo Producing Co.	71,869	3,611

		1,046,472

Financials (35.9%)
Citigroup, Inc.	6,063,225	286,366
Bank of America Corp.	5,566,729	253,509
JPMorgan Chase & Co.	4,193,671	174,624
Wells Fargo & Co.	2,004,186	128,007
American International Group, Inc.	1,718,810	113,596
Wachovia Corp.	1,952,997	109,465
Merrill Lynch & Co., Inc.	1,043,210	82,163
Morgan Stanley	1,162,775	73,046
The Goldman Sachs Group, Inc.	459,338	72,098
U.S. Bancorp	2,176,953	66,397
Fannie Mae	1,160,046	59,626
Freddie Mac	829,410	50,594
Washington Mutual, Inc.	1,175,428	50,097
MetLife, Inc.	907,617	43,901
Lehman Brothers Holdings, Inc.	272,971	39,452
The Allstate Corp.	738,537	38,485
The St. Paul Travelers, Cos. Inc.	829,900	34,682
The Bank of New York Co., Inc.	922,780	33,257
SunTrust Banks, Inc.	411,516	29,942
The Hartford Financial Services Group Inc.	360,035	29,001
Countrywide Financial Corp.	716,694	26,303
National City Corp.	742,282	25,906
BB&T Corp.	649,985	25,479
PNC Financial Services Group	350,339	23,581
The Chubb Corp.	239,689	22,876
Fifth Third Bancorp	565,291	22,250
Simon Property Group, Inc. REIT	255,787	21,522
ACE Ltd.	386,332	20,093
Regions Financial Corp.	521,447	18,339
Genworth Financial Inc.	546,473	18,269
Marsh & McLennan Cos., Inc.	620,182	18,209
KeyCorp	488,772	17,987
Bear Stearns Co., Inc.	129,110	17,908
Mellon Financial Corp.	501,219	17,843
North Fork Bancorp, Inc.	570,188	16,439
The Principal Financial Group, Inc.	335,856	16,390
Equity Office Properties Trust REIT	486,818	16,347
Equity Residential REIT	345,465	16,164
Prudential Financial, Inc.	211,934	16,067
Loews Corp.	155,922	15,779
ProLogis REIT	291,887	15,616
Vornado Realty Trust REIT	151,615	14,555
Capital One Financial Corp.	173,873	14,000
Aon Corp.	326,051	13,534
CIT Group Inc.	239,499	12,818
Boston Properties, Inc. REIT	134,912	12,581
Archstone-Smith Trust REIT	254,090	12,392
Ameriprise Financial, Inc.	269,712	12,153
Comerica, Inc.	198,152	11,487
Lincoln National Corp.	351,087	19,166
AmSouth Bancorp	416,631	11,270
* Berkshire Hathaway Inc. Class B	3,516	10,590
Marshall & Ilsley Corp.	239,460	10,436
Kimco Realty Corp. REIT	250,102	10,164
Ambac Financial Group, Inc.	126,146	10,041
Zions Bancorp	118,897	9,836
MBIA, Inc.	160,746	9,666
Avalonbay Communities, Inc. REIT	88,202	9,623
Sovereign Bancorp, Inc.	428,070	9,379
M & T Bank Corp.	80,829	9,226
Hudson City Bancorp, Inc.	680,410	9,043
XL Capital Ltd. Class A	135,934	8,715
General Growth Properties Inc. REIT	176,794	8,640
Public Storage, Inc. REIT	100,708	8,181
Plum Creek Timber Co. Inc. REIT	220,634	8,148
Cincinnati Financial Corp.	188,522	7,931
Safeco Corp.	148,078	7,435
Golden West Financial Corp.	109,496	7,435
UnumProvident Corp.	357,258	7,317
MGIC Investment Corp.	108,823	7,251
Compass Bancshares Inc.	141,898	7,181
Torchmark Corp.	124,414	7,104
Fidelity National Financial, Inc.	197,629	7,022
Huntington Bancshares Inc.	288,787	6,968
Developers Diversified Realty Corp. REIT	124,025	6,790
Assurant, Inc.	133,366	6,568
Popular, Inc.	316,281	6,566
Duke Realty Corp. REIT	164,821	6,255
The Macerich Co. REIT	83,335	6,163
Janus Capital Group Inc.	258,539	5,990
First Horizon National Corp.	143,544	5,979
Radian Group, Inc.	99,161	5,974
Leucadia National Corp.	97,208	5,799
Old Republic International Corp.	260,803	5,691
Mercantile Bankshares Corp.	147,617	5,676
Host Marriott Corp. REIT	261,656	5,599
AMB Property Corp. REIT	102,513	5,563
Regency Centers Corp. REIT	81,377	5,468
Apartment Investment & Management Co. Class A REIT	114,714	5,380
American Capital Strategies, Ltd.	152,941	5,377
iStar Financial Inc. REIT	135,591	5,190
^ Allied Capital Corp.	167,057	5,112
New York Community Bancorp, Inc.	290,962	5,098
* AmeriCredit Corp.	163,384	5,021
Associated Banc-Corp	147,280	5,005
^ Liberty Property Trust REIT	105,847	4,992
The PMI Group Inc.	107,405	4,932
UnionBanCal Corp.	69,317	4,863
Everest Re Group, Ltd.	50,341	4,700
Health Care Properties Investors REIT	162,855	4,625
A.G. Edwards & Sons, Inc.	91,966	4,585
PartnerRe Ltd.	67,757	4,207
Weingarten Realty Investors REIT	101,740	4,146
TD Banknorth, Inc.	141,159	4,143
Axis Capital Holdings Ltd.	134,929	4,034
Protective Life Corp.	79,366	3,948
City National Corp.	50,109	3,848
Northern Trust Corp.	73,256	3,846
First American Corp.	97,748	3,828
Hospitality Properties Trust REIT	86,253	3,767
TCF Financial Corp.	143,578	3,697
Independence Community Bank Corp.	88,377	3,684
Commerce Bancshares, Inc.	70,840	3,660
Astoria Financial Corp.	114,851	3,556
RenaissanceRe Holdings Ltd.	81,149	3,540
Fulton Financial Corp.	197,650	3,400
New Plan Excel Realty Trust REIT	125,015	3,243
Valley National Bancorp	125,933	3,226
Arthur J. Gallagher & Co.	114,124	3,174
Nationwide Financial Services, Inc.	68,515	2,948
W.R. Berkley Corp.	47,807	2,776
Unitrin, Inc.	57,329	2,666
Mercury General Corp.	45,466	2,496
People's Bank	66,873	2,190
Transatlantic Holdings, Inc.	31,557	1,845
Federated Investors, Inc.	36,094	1,409
BOK Financial Corp.	27,998	1,331
Forest City Enterprise Class A	26,683	1,258
Erie Indemnity Co. Class A	21,625	1,138
Fidelity National Title Group, Inc. Class A	35,005	797
Student Loan Corp.	2,368	552

		2,746,277

Health Care (7.1%)
Pfizer Inc.	8,833,598	220,133
Merck & Co., Inc.	2,620,762	92,329
Eli Lilly & Co.	1,226,047	67,800
Bristol-Myers Squibb Co.	2,344,934	57,709
Wyeth	1,045,707	50,738
AmerisourceBergen Corp.	248,853	12,012
* Fisher Scientific International Inc.	147,000	10,003
* Thermo Electron Corp.	194,513	7,214
CIGNA Corp.	52,813	6,898
* King Pharmaceuticals, Inc.	289,800	4,999
Beckman Coulter, Inc.	74,537	4,067
* Millennium Pharmaceuticals, Inc.	372,162	3,763
Hillenbrand Industries, Inc.	65,996	3,629
* Triad Hospitals, Inc.	66,574	2,789
* Tenet Healthcare Corp.	195,347	1,442
* Watson Pharmaceuticals, Inc.	40,058	1,151

		546,676

Industrials (11.3%)
General Electric Co.	6,331,798	220,220
Tyco International Ltd.	2,425,700	65,203
3M Co.	562,417	42,569
Emerson Electric Co.	492,454	41,184
Honeywell International Inc.	959,567	41,041
Burlington Northern Santa Fe Corp.	447,652	37,303
Union Pacific Corp.	301,736	28,167
Northrop Grumman Corp.	404,632	27,632
Illinois Tool Works, Inc.	285,774	27,523
General Dynamics Corp.	410,219	26,246
The Boeing Co.	321,736	25,073
Raytheon Co.	535,442	24,545
Deere & Co.	289,145	22,857
Cendant Corp.	1,227,767	21,302
Ingersoll-Rand Co.	396,558	16,572
CSX Corp.	260,374	15,570
Textron, Inc.	142,790	13,335
Norfolk Southern Corp.	243,627	13,173
Eaton Corp.	168,533	12,298
Dover Corp.	242,968	11,799
Pitney Bowes, Inc.	273,492	11,741
Waste Management, Inc.	330,734	11,675
Parker Hannifin Corp.	143,626	11,578
Masco Corp.	330,238	10,729
Cooper Industries, Inc. Class A	109,848	9,546
R.R. Donnelley & Sons Co.	245,382	8,029
W.W. Grainger, Inc.	91,151	6,868
PACCAR, Inc.	96,464	6,799
Goodrich Corp.	140,033	6,107
Manpower Inc.	104,684	5,986
Southwest Airlines Co.	299,312	5,385
Pentair, Inc.	114,831	4,679
Avery Dennison Corp.	73,223	4,282
Aramark Corp. Class B	142,763	4,217
SPX Corp.	78,571	4,197
* Allied Waste Industries, Inc.	277,522	3,397
Precision Castparts Corp.	55,765	3,312
Hubbell Inc. Class B	61,704	3,163
Cummins Inc.	25,141	2,642
American Power Conversion Corp.	104,486	2,415
Pall Corp.	74,327	2,318

		862,677

Information Technology (3.7%)
Hewlett-Packard Co.	3,400,930	111,891
* Xerox Corp.	1,151,058	17,496
Seagate Technology	495,405	13,044
* Computer Sciences Corp.	221,796	12,321
* Micron Technology, Inc.	740,706	10,903
* Lucent Technologies, Inc.	2,664,877	8,128
* Tellabs, Inc.	510,737	8,121
* Freescale Semiconductor, Inc. Class A	264,867	7,366
* Sun Microsystems, Inc.	1,432,259	7,347
* Lexmark International, Inc.	139,122	6,313
* Freescale Semiconductor, Inc. Class B	226,999	6,304
* LSI Logic Corp.	469,499	5,427
Intersil Corp.	185,175	5,355
* Arrow Electronics, Inc.	143,372	4,627
* Flextronics International Ltd.	446,919	4,626
* Solectron Corp.	1,090,150	4,361
* Cadence Design Systems, Inc.	216,566	4,004
* Novellus Systems, Inc.	159,917	3,838
Sabre Holdings Corp.	157,377	3,703
Tektronix, Inc.	100,001	3,571
Diebold, Inc.	83,135	3,417
* Ingram Micro, Inc. Class A	164,086	3,282
Molex, Inc. Class A	98,204	2,919
* Vishay Intertechnology, Inc.	203,198	2,894
* Unisys Corp.	409,186	2,819
* Comverse Technology, Inc.	119,720	2,817
* Sanmina-SCI Corp.	627,297	2,572
* Compuware Corp.	299,320	2,344
* Avaya Inc.	179,667	2,030
* BMC Software, Inc.	90,147	1,953
* Novell, Inc.	226,997	1,743
* Fairchild Semiconductor International, Inc.	72,048	1,374
* Synopsys, Inc.	60,711	1,357
AVX Corp.	71,487	1,265
* International Rectifier Corp.	29,471	1,221
* Agere Systems Inc.	75,206	1,131
Symbol Technologies, Inc.	104,420	1,105

		284,989

Materials (4.0%)
Dow Chemical Co.	1,156,748	46,964
E.I. du Pont de Nemours & Co.	1,101,879	46,510
Alcoa Inc.	1,042,960	31,873
Weyerhaeuser Co.	291,600	21,121
International Paper Co.	558,511	19,308
Air Products & Chemicals, Inc.	266,222	17,887
PPG Industries, Inc.	200,257	12,686
Vulcan Materials Co.	122,135	10,583
Nucor Corp.	93,261	9,773
Monsanto Co.	112,664	9,548
Rohm & Haas Co.	172,691	8,439
United States Steel Corp.	135,895	8,246
MeadWestvaco Corp.	217,499	5,940
Temple-Inland Inc.	127,817	5,694
Ashland, Inc.	80,065	5,691
Engelhard Corp.	143,133	5,670
Lyondell Chemical Co.	266,399	5,301
Eastman Chemical Co.	97,691	5,000
* Smurfit-Stone Container Corp.	304,286	4,129
Sonoco Products Co.	112,845	3,822
Bemis Co., Inc.	119,946	3,788
Chemtura Corp.	279,589	3,294
International Flavors & Fragrances, Inc.	94,688	3,250
Valspar Corp.	116,133	3,237
Lafarge North America Inc.	38,440	3,229
* Owens-Illinois, Inc.	183,234	3,183
Packaging Corp. of America	99,010	2,222
* Huntsman Corp.	36,373	702
* Tronox Inc. Class B	9,699	165

		307,255

Telecommunication Services (4.9%)
AT&T Inc.	4,683,175	126,633
Verizon Communications Inc.	3,511,149	119,590
BellSouth Corp.	2,191,637	75,940
Alltel Corp.	436,011	28,232
CenturyTel, Inc.	149,186	5,836
Citizens Communications Co.	400,275	5,312
* Qwest Communications International Inc.	663,194	4,510
Telephone & Data Systems, Inc.	61,097	2,410
Telephone & Data Systems, Inc. - Special Common Shares	61,926	2,338
PanAmSat Holding Corp.	66,084	1,640
* U.S. Cellular Corp.	19,083	1,133

		373,574

Utilities (5.7%)
Exelon Corp.	799,694	42,304
Duke Energy Corp.	1,133,846	33,052
Southern Co.	888,750	29,124
Dominion Resources, Inc.	416,283	28,736
FirstEnergy Corp.	395,324	19,331
Public Service Enterprise Group, Inc.	286,876	18,372
FPL Group, Inc.	449,610	18,047
PG&E Corp.	454,793	17,691
Entergy Corp.	248,681	17,144
American Electric Power Co., Inc.	471,880	16,053
Edison International	370,984	15,277
PPL Corp.	455,624	13,395
Sempra Energy	277,317	12,884
Consolidated Edison Inc.	293,613	12,772
Progress Energy, Inc.	286,566	12,603
Ameren Corp.	244,839	12,198
Constellation Energy Group, Inc.	213,929	11,704
Cinergy Corp.	225,792	10,253
Xcel Energy, Inc.	482,913	8,765
DTE Energy Co.	213,145	8,545
KeySpan Corp.	209,046	8,544
NiSource, Inc.	326,782	6,608
Wisconsin Energy Corp.	140,226	5,608
* NRG Energy, Inc.	123,111	5,567
Pepco Holdings, Inc.	227,196	5,178
SCANA Corp.	130,381	5,116
Pinnacle West Capital Corp.	118,670	4,640
Alliant Energy Corp.	140,127	4,410
MDU Resources Group, Inc.	129,358	4,327
Energy East Corp.	177,115	4,304
* Allegheny Energy, Inc.	126,891	4,295
DPL Inc.	152,933	4,129
TECO Energy, Inc.	249,506	4,022
CenterPoint Energy Inc.	334,585	3,992
* Reliant Energy, Inc.	365,189	3,864
NSTAR	128,041	3,663
Equitable Resources, Inc.	89,479	3,267

		439,784

Total Common Stocks
(Cost $6,267,281)		7,677,906

Temporary Cash Investment (0.2%)

1 Vanguard Market Liquidity Fund,4.715%
(Cost $17,592)	17,592,057	17,592

Total Investments (100.5%)
(Cost $6,284,873)		7,695,498

Other Assets and Liabilities—Net (-0.5%)		(35,468)

Net Assets (100%)		7,660,030

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $6,284,873,000. Net unrealized appreciation of investment securities for tax purposes was $1,410,625,000, consisting of unrealized gains of $1,751,773,000 on securities that had risen in value since their purchase and $341,148,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (14.2%)
Home Depot, Inc.	3,701,283	156,564
Lowe's Cos., Inc.	1,291,204	83,205
Target Corp.	1,455,393	75,695
* Comcast Corp. Special Class A	2,177,189	56,868
News Corp., Class A	3,280,541	54,490
* Starbucks Corp.	1,337,204	50,332
* Viacom Inc. Class B	1,170,340	45,409
Best Buy Co., Inc.	729,363	40,793
* Comcast Corp. Class A	1,514,194	39,611
* Liberty Media Corp.	4,672,284	38,359
The McGraw-Hill Cos., Inc.	653,209	37,638
Carnival Corp.	777,141	36,813
Staples, Inc.	1,274,333	32,521
* Kohl's Corp.	540,648	28,660
NIKE, Inc. Class B	322,279	27,426
* Sears Holdings Corp.	201,093	26,593
Omnicom Group Inc.	314,129	26,151
Starwood Hotels & Resorts Worldwide, Inc.	381,953	25,870
Harley-Davidson, Inc.	478,521	24,826
J.C. Penney Co., Inc. (Holding Co.)	404,614	24,443
Yum! Brands, Inc.	493,179	24,097
Harrah's Entertainment, Inc.	304,191	23,715
* Coach, Inc.	662,222	22,900
Marriott International, Inc. Class A	308,549	21,166
International Game Technology	594,242	20,929
Fortune Brands, Inc.	254,680	20,535
* DIRECTV Group, Inc.	1,237,532	20,296
TJX Cos., Inc.	802,653	19,922
* Bed Bath & Beyond, Inc.	517,191	19,860
* Amazon.com, Inc.	541,824	19,782
^ News Corp., Class B	987,020	17,332
Hilton Hotels Corp.	631,684	16,083
Clear Channel Communications, Inc.	520,527	15,100
* Apollo Group, Inc. Class A	260,676	13,688
* Univision Communications Inc.	373,270	12,867
* Chico's FAS, Inc.	315,452	12,820
Harman International Industries, Inc.	109,030	12,117
Black & Decker Corp.	136,557	11,865
* IAC/InterActiveCorp	384,132	11,320
*^ Sirius Satellite Radio, Inc.	2,204,783	11,200
* EchoStar Communications Corp. Class A	366,282	10,941
* Cablevision Systems NY Group Class A	390,978	10,439
Darden Restaurants Inc.	249,073	10,219
* AutoZone Inc.	100,093	9,978
* MGM Mirage, Inc.	219,189	9,445
Abercrombie & Fitch Co.	152,438	8,887
Michaels Stores, Inc.	234,821	8,825
* XM Satellite Radio Holdings, Inc.	387,359	8,626
Dollar General Corp.	468,839	8,284
^ Garmin Ltd.	103,343	8,209
* Liberty Global, Inc. Class A	400,263	8,193
Station Casinos, Inc.	101,357	8,045
* Las Vegas Sands Corp.	140,047	7,935
* Lamar Advertising Co. Class A	149,378	7,860
Advance Auto Parts, Inc.	188,405	7,845
* NVR, Inc.	10,356	7,653
* Mohawk Industries, Inc.	93,196	7,523
Washington Post Co. Class B	9,601	7,458
GTECH Holdings Corp.	217,873	7,419
Ross Stores, Inc.	252,011	7,356
* Williams-Sonoma, Inc.	172,337	7,307
PETsMART, Inc.	249,569	7,023
* Getty Images, Inc.	91,890	6,881
Family Dollar Stores, Inc.	256,341	6,819
*^ Wynn Resorts Ltd.	86,808	6,671
* Pixar, Inc.	103,551	6,642
Polo Ralph Lauren Corp.	107,195	6,497
* Career Education Corp.	170,661	6,439
E.W. Scripps Co. Class A	143,655	6,423
Brinker International, Inc.	149,827	6,330
Tiffany & Co.	161,050	6,046
* CarMax, Inc.	182,279	5,957
Outback Steakhouse, Inc.	117,037	5,150
Pulte Homes, Inc.	133,957	5,147
* Liberty Global, Inc. Series C	255,269	5,042
Centex Corp.	77,894	4,829
* NTL Inc.	164,488	4,788
KB Home	71,500	4,646
Lennar Corp. Class A	76,203	4,601
* Toll Brothers, Inc.	132,048	4,573
Weight Watchers International, Inc.	87,425	4,494
Gentex Corp.	257,044	4,488
RadioShack Corp.	222,718	4,283
* Urban Outfitters, Inc.	171,783	4,216
Meredith Corp.	65,745	3,668
American Eagle Outfitters, Inc.	117,332	3,504
Boyd Gaming Corp.	70,028	3,497
International Speedway Corp.	51,126	2,602
* Interpublic Group of Cos., Inc.	262,429	2,509
* DreamWorks Animation SKG, Inc.	72,837	1,927
Dow Jones & Co., Inc.	32,449	1,275
^ Regal Entertainment Group Class A	37,884	713

		1,605,988

Consumer Staples (11.1%)
The Procter & Gamble Co.	5,985,698	344,896
Wal-Mart Stores, Inc.	4,352,584	205,616
PepsiCo, Inc.	2,890,872	167,064
The Coca-Cola Co.	1,865,519	78,109
Walgreen Co.	1,763,763	76,071
Anheuser-Busch Cos., Inc.	1,352,714	57,856
Colgate-Palmolive Co.	902,705	51,544
Costco Wholesale Corp.	822,571	44,550
CVS Corp.	1,418,689	42,376
Sysco Corp.	1,080,897	34,643
Avon Products, Inc.	798,609	24,893
Kellogg Co.	458,701	20,201
Wm. Wrigley Jr. Co.	249,628	15,976
Whole Foods Market, Inc.	239,841	15,935
The Hershey Co.	299,163	15,625
* The Kroger Co.	600,171	12,219
The Clorox Co.	170,745	10,219
Estee Lauder Cos. Class A	215,086	7,999
Campbell Soup Co.	196,732	6,374
Alberto-Culver Co. Class B	136,161	6,022
* Energizer Holdings, Inc.	102,386	5,426
Brown-Forman Corp. Class B	68,173	5,247
McCormick & Co., Inc.	134,890	4,567

		1,253,428

Energy (6.1%)
Schlumberger Ltd.	1,026,402	129,912
Halliburton Co.	893,564	65,248
* Transocean Inc.	575,162	46,186
Baker Hughes, Inc.	595,661	40,743
EOG Resources, Inc.	420,927	30,307
* Weatherford International Ltd.	605,658	27,709
XTO Energy, Inc.	601,182	26,194
GlobalSantaFe Corp.	425,529	25,851
Peabody Energy Corp.	458,155	23,096
* Nabors Industries, Inc.	274,494	19,648
BJ Services Co.	564,218	19,522
Noble Corp.	238,609	19,351
* National Oilwell Varco Inc.	299,740	19,219
Chesapeake Energy Corp.	607,017	19,066
Apache Corp.	286,983	18,800
* Ultra Petroleum Corp.	269,257	16,777
Devon Energy Corp.	257,501	15,751
Smith International, Inc.	370,249	14,425
Williams Cos., Inc.	649,208	13,887
ENSCO International, Inc.	267,203	13,748
CONSOL Energy, Inc.	160,972	11,938
Diamond Offshore Drilling, Inc.	112,116	10,034
* Grant Prideco, Inc.	224,112	9,601
* Southwestern Energy Co.	284,046	9,143
Patterson-UTI Energy, Inc.	285,990	9,140
* Cooper Cameron Corp.	197,712	8,715
* Pride International, Inc.	276,013	8,606
Arch Coal, Inc.	112,687	8,557
Rowan Cos., Inc.	190,537	8,376

		689,550

Financials (6.9%)
American Express Co.	1,947,301	102,331
American International Group, Inc.	1,345,561	88,928
Prudential Financial, Inc.	571,930	43,358
AFLAC Inc.	871,906	39,349
SLM Corp.	727,125	37,767
State Street Corp.	571,347	34,527
Progressive Corp. of Ohio	326,533	34,044
Charles Schwab Corp.	1,909,689	32,866
Moody's Corp.	437,458	31,261
* Berkshire Hathaway Inc. Class B	9,475	28,539
The Chicago Mercantile Exchange	60,065	26,879
Legg Mason Inc.	211,073	26,454
Franklin Resources Corp.	262,963	24,782
Capital One Financial Corp.	252,719	20,349
Golden West Financial Corp.	295,523	20,066
* E*TRADE Financial Corp.	651,750	17,584
T. Rowe Price Group Inc.	204,893	16,025
Synovus Financial Corp.	435,548	11,799
TD Ameritrade Holding Corp.	525,207	10,961
^ Commerce Bancorp, Inc.	287,617	10,541
Northern Trust Corp.	197,829	10,386
* CB Richard Ellis Group, Inc.	108,542	8,759
The St. Joe Co.	124,604	7,830
White Mountains Insurance Group Inc.	13,135	7,809
W.R. Berkley Corp.	129,870	7,540
XL Capital Ltd. Class A	106,342	6,818
Brown & Brown, Inc.	204,751	6,798
General Growth Properties Inc. REIT	138,300	6,759
Nuveen Investments, Inc. Class A	134,541	6,478
Investors Financial Services Corp.	113,189	5,305
Eaton Vance Corp.	192,732	5,277
* Markel Corp.	15,364	5,188
CapitalSource Inc. REIT	192,751	4,796
SEI Investments Co.	112,317	4,552
Host Marriott Corp. REIT	204,674	4,380
*^ NYSE Group Inc.	54,667	4,332
Federated Investors, Inc.	97,035	3,789
Everest Re Group, Ltd.	39,387	3,678
BlackRock, Inc.	25,700	3,598
Forest City Enterprise Class A	71,840	3,387
Erie Indemnity Co. Class A	16,897	889
Student Loan Corp.	3,477	810

		777,568

Health Care (18.5%)
Johnson & Johnson	5,182,995	306,937
* Amgen, Inc.	2,150,774	156,469
UnitedHealth Group Inc.	2,369,218	132,345
Abbott Laboratories	2,703,003	114,797
Medtronic, Inc.	2,110,267	107,096
* WellPoint Inc.	1,152,133	89,210
* Genentech, Inc.	826,829	69,875
Cardinal Health, Inc.	746,206	55,607
* Gilead Sciences, Inc.	797,857	49,643
Aetna Inc.	996,702	48,978
Schering-Plough Corp.	2,575,223	48,903
Guidant Corp.	578,097	45,126
Baxter International, Inc.	1,086,633	42,172
Wyeth	818,604	39,719
* Caremark Rx, Inc.	783,659	38,540
* Medco Health Solutions, Inc.	535,839	30,661
HCA Inc.	666,872	30,536
* Genzyme Corp.	449,932	30,244
* Zimmer Holdings, Inc.	431,734	29,185
Allergan, Inc.	263,902	28,633
* Biogen Idec Inc.	591,340	27,852
Becton, Dickinson & Co.	432,103	26,609
McKesson Corp.	509,185	26,544
* Forest Laboratories, Inc.	588,543	26,267
* Celgene Corp.	591,024	26,135
* St. Jude Medical, Inc.	635,202	26,043
* Boston Scientific Corp.	1,070,862	24,683
Stryker Corp.	458,829	20,344
* Express Scripts Inc.	215,612	18,952
CIGNA Corp.	142,368	18,596
* MedImmune Inc.	428,935	15,690
Quest Diagnostics, Inc.	299,293	15,354
* Coventry Health Care Inc.	283,171	15,286
Biomet, Inc.	412,459	14,651
* Humana Inc.	269,598	14,194
* Laboratory Corp. of America Holdings	231,551	13,541
* Varian Medical Systems, Inc.	227,929	12,801
C.R. Bard, Inc.	182,797	12,395
Omnicare, Inc.	208,736	11,478
* DaVita, Inc.	177,156	10,667
* Barr Pharmaceuticals Inc.	168,817	10,632
* Hospira, Inc.	266,403	10,512
IMS Health, Inc.	403,917	10,409
* Health Net Inc.	199,454	10,136
* Chiron Corp.	204,280	9,358
Health Management Associates Class A	429,638	9,267
* Sepracor Inc.	184,766	9,018
Applera Corp.-Applied Biosystems Group	327,579	8,891
Mylan Laboratories, Inc.	375,094	8,777
*^ Amylin Pharmaceuticals, Inc.	178,194	8,723
* Waters Corp.	192,762	8,318
DENTSPLY International Inc.	130,140	7,568
* Henry Schein, Inc.	151,828	7,267
* Endo Pharmaceuticals Holdings, Inc.	220,127	7,222
* Intuitive Surgical, Inc.	58,678	6,924
* Millipore Corp.	90,693	6,626
* Lincare Holdings, Inc.	169,341	6,598
* Invitrogen Corp.	92,038	6,455
* Patterson Cos	180,187	6,343
Manor Care, Inc.	137,779	6,111
*^ Cephalon, Inc.	101,135	6,093
Bausch & Lomb, Inc.	93,410	5,950
* Community Health Systems, Inc.	154,151	5,573
* Emdeon Corp.	484,127	5,229
Universal Health Services Class B	88,584	4,499
* ImClone Systems, Inc.	116,975	3,980
* Tenet Healthcare Corp.	531,488	3,922
* Watson Pharmaceuticals, Inc.	109,459	3,146
* Kinetic Concepts, Inc.	73,119	3,010
* Triad Hospitals, Inc.	52,550	2,202
* American Pharmaceuticals Partners, Inc.	38,022	1,083

		2,082,600

Industrials (10.3%)
General Electric Co.	9,205,171	320,156
United Technologies Corp.	1,774,984	102,896
United Parcel Service, Inc.	1,107,891	87,944
Caterpillar, Inc.	1,185,275	85,115
The Boeing Co.	868,594	67,690
FedEx Corp.	501,652	56,657
Lockheed Martin Corp.	645,794	48,519
3M Co.	440,286	33,325
Danaher Corp.	429,482	27,294
Rockwell Automation, Inc.	312,063	22,440
Norfolk Southern Corp.	354,082	19,145
ITT Industries, Inc.	305,662	17,184
L-3 Communications Holdings, Inc.	198,804	17,055
Waste Management, Inc.	480,965	16,978
Rockwell Collins, Inc.	300,995	16,961
Expeditors International of Washington, Inc.	185,726	16,045
Southwest Airlines Co.	808,347	14,542
C.H. Robinson Worldwide Inc.	280,259	13,758
American Standard Cos., Inc.	311,370	13,345
Fluor Corp.	151,192	12,972
Joy Global Inc.	211,677	12,652
Robert Half International, Inc.	282,034	10,889
Cintas Corp.	248,657	10,598
Fastenal Co.	223,653	10,588
Republic Services, Inc. Class A	241,872	10,282
PACCAR, Inc.	140,029	9,869
* Monster Worldwide Inc.	195,794	9,762
Precision Castparts Corp.	150,374	8,932
* The Dun & Bradstreet Corp.	115,632	8,867
Equifax, Inc.	226,214	8,424
Masco Corp.	258,376	8,395
* Jacobs Engineering Group Inc.	95,730	8,304
* ChoicePoint Inc.	156,143	6,987
* Alliant Techsystems, Inc.	63,769	4,921
J.B. Hunt Transport Services, Inc.	201,967	4,350
Cummins Inc.	36,709	3,858
American Power Conversion Corp.	153,281	3,542
Pall Corp.	108,311	3,378
Avery Dennison Corp.	57,225	3,347
*^ JetBlue Airways Corp.	250,971	2,690

		1,160,656

Information Technology (28.3%)
Microsoft Corp.	16,692,436	454,201
* Cisco Systems, Inc.	10,702,627	231,926
International Business Machines Corp.	2,752,124	226,968
Intel Corp.	10,504,841	203,269
QUALCOMM Inc.	2,864,785	144,987
* Google Inc.	347,612	135,569
* Dell Inc.	3,895,648	115,934
* Oracle Corp.	7,385,610	101,109
Motorola, Inc.	4,340,308	99,436
* Apple Computer, Inc.	1,468,506	92,105
Texas Instruments, Inc.	2,819,506	91,549
* Yahoo! Inc.	2,224,891	71,775
* Corning, Inc.	2,655,502	71,460
* eBay Inc.	1,821,493	71,148
First Data Corp.	1,331,367	62,335
* EMC Corp.	4,165,864	56,781
Applied Materials, Inc.	2,827,210	49,504
Automatic Data Processing, Inc.	1,004,690	45,894
* Adobe Systems, Inc.	1,047,591	36,582
* Broadcom Corp.	737,685	31,838
* Symantec Corp.	1,884,320	31,713
* Electronic Arts Inc.	523,750	28,660
* Advanced Micro Devices, Inc.	783,339	25,976
* Agilent Technologies, Inc.	680,191	25,541
Accenture Ltd.	848,631	25,518
Paychex, Inc.	594,198	24,754
Analog Devices, Inc.	639,127	24,472
Electronic Data Systems Corp.	908,668	24,380
CA, Inc.	809,579	22,029
* Network Appliance, Inc.	608,967	21,941
Maxim Integrated Products, Inc.	571,161	21,219
* Marvell Technology Group Ltd.	370,307	20,034
* Sun Microsystems, Inc.	3,868,138	19,844
Linear Technology Corp.	531,210	18,635
* SanDisk Corp.	320,761	18,450
National Semiconductor Corp.	599,026	16,677
KLA-Tencor Corp.	343,883	16,630
* NVIDIA Corp.	283,329	16,223
* Juniper Networks, Inc.	836,678	15,997
* Autodesk, Inc.	403,047	15,525
Xilinx, Inc.	607,544	15,468
* Intuit, Inc.	290,590	15,456
* Cognizant Technology Solutions Corp.	240,941	14,334
* Fiserv, Inc.	321,364	13,674
* NCR Corp.	320,067	13,376
Microchip Technology, Inc.	366,405	13,301
* Altera Corp.	631,829	13,041
* Jabil Circuit, Inc.	303,343	13,001
* Affiliated Computer Services, Inc. Class A	202,561	12,085
* Lucent Technologies, Inc.	3,875,520	11,820
* Citrix Systems, Inc.	307,186	11,642
* MEMC Electronic Materials, Inc.	305,737	11,288
Harris Corp.	232,991	11,018
* JDS Uniphase Corp.	2,639,793	11,008
* VeriSign, Inc.	446,838	10,720
* LAM Research Corp.	237,117	10,196
* BEA Systems, Inc.	644,940	8,468
* Red Hat, Inc.	292,864	8,194
Amphenol Corp.	154,818	8,078
* NAVTEQ Corp.	143,042	7,245
* McAfee Inc.	292,271	7,111
* Iron Mountain, Inc.	171,301	6,979
* CheckFree Corp.	134,298	6,782
* Activision, Inc.	476,758	6,575
CDW Corp.	111,235	6,546
* Ceridian Corp.	253,052	6,440
* DST Systems, Inc.	99,796	5,782
* Alliance Data Systems Corp.	121,419	5,679
* Avaya Inc.	485,599	5,487
* QLogic Corp.	280,224	5,422
* Teradyne, Inc.	342,865	5,318
* BMC Software, Inc.	244,859	5,304
* Zebra Technologies Corp. Class A	116,408	5,206
Fidelity National Information Services, Inc.	116,312	4,716
Fair Isaac, Inc.	113,801	4,509
* Comverse Technology, Inc.	175,193	4,122
* Synopsys, Inc.	165,378	3,696
* Flextronics International Ltd.	350,101	3,624
* International Rectifier Corp.	80,082	3,318
National Instruments Corp.	96,614	3,152
* Cadence Design Systems, Inc.	169,612	3,136
* Agere Systems Inc.	205,483	3,090
Molex, Inc. Class A	102,501	3,046
Symbol Technologies, Inc.	284,447	3,009
* Hewitt Associates, Inc.	92,862	2,762
* Novell, Inc.	332,649	2,555
* Fairchild Semiconductor International, Inc.	104,554	1,994
* Compuware Corp.	236,201	1,849
Total System Services, Inc.	68,722	1,369
Molex, Inc.	2,231	74

		3,190,653

Materials (1.9%)
Newmont Mining Corp. (Holding Co.)	778,498	40,396
Praxair, Inc.	561,625	30,974
Phelps Dodge Corp.	353,806	28,492
Monsanto Co.	304,036	25,767
Freeport-McMoRan Copper & Gold, Inc. Class B	322,317	19,265
Nucor Corp.	135,566	14,206
Ecolab, Inc.	334,761	12,788
Allegheny Technologies Inc.	144,739	8,855
Sealed Air Corp.	144,308	8,351
Sigma-Aldrich Corp.	117,092	7,703
Ball Corp.	172,176	7,546
* Pactiv Corp.	249,600	6,125
*^ The Mosaic Co.	232,795	3,341
* Huntsman Corp.	99,757	1,925

		215,734

Telecommunication Services (1.7%)
Sprint Nextel Corp.	4,893,231	126,441
* American Tower Corp. Class A	717,466	21,754
* NII Holdings Inc.	236,842	13,967
* Qwest Communications International Inc.	1,791,220	12,180
* Crown Castle International Corp.	372,074	10,548
* Nextel Partners, Inc.	259,271	7,343

		192,233

Utilities (0.6%)
TXU Corp.	794,745	35,573
* AES Corp.	1,081,593	18,452
Questar Corp.	148,682	10,415
* Allegheny Energy, Inc.	99,351	3,363
Equitable Resources, Inc.	70,075	2,558

		70,361

Total Common Stocks
(Cost $7,939,053)		11,238,771

Temporary Cash Investment (0.7%)

1 Vanguard Market Liquidity Fund, 4.715%
(Cost $84,056)	84,056,300	84,056

Total Investments (100.3%)
(Cost $8,023,109)		11,322,827

Other Assets and Liabilities—Net (-0.3%)		(36,650)

Net Assets (100%)		11,286,177

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $8,023,109,000. Net unrealized appreciation of investment securities for tax purposes was $3,299,718,000, consisting of unrealized gains of $3,530,247,000 on securities that had risen in value since their purchase and $230,529,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (15.0%)
* O'Reilly Automotive, Inc.	725,902	26,539
BorgWarner, Inc.	388,669	23,336
Claire's Stores, Inc.	577,765	20,979
* Penn National Gaming, Inc.	483,537	20,396
* ITT Educational Services, Inc.	315,765	20,225
* The Cheesecake Factory Inc.	508,634	19,048
Ryland Group, Inc.	270,937	18,803
Beazer Homes USA, Inc.	284,113	18,666
Barnes & Noble, Inc.	397,296	18,375
* AnnTaylor Stores Corp.	495,687	18,236
* Education Management Corp.	435,572	18,120
SCP Pool Corp.	355,318	16,668
* Laureate Education Inc.	305,451	16,305
Service Corp. International	2,022,090	15,772
*^ The Goodyear Tire & Rubber Co.	1,082,443	15,674
Polaris Industries, Inc.	283,577	15,472
* Panera Bread Co.	202,690	15,238
* Tractor Supply Co.	227,915	15,120
Snap-On Inc.	395,007	15,058
* Scientific Games Corp.	428,415	15,050
Standard Pacific Corp.	444,468	14,943
* Saks Inc.	773,972	14,938
MDC Holdings, Inc.	228,101	14,669
OfficeMax, Inc.	482,000	14,542
CBRL Group, Inc.	318,844	14,000
* Sonic Corp.	395,454	13,892
Ruby Tuesday, Inc.	426,887	13,695
Thor Industries, Inc.	251,243	13,406
Applebee's International, Inc.	520,115	12,769
* Timberland Co.	362,587	12,411
* Rent-A-Center, Inc.	483,874	12,382
* Charming Shoppes, Inc.	827,328	12,302
Men's Wearhouse, Inc.	330,687	11,885
Dillard's Inc.	455,036	11,849
* Gaylord Entertainment Co.	261,059	11,847
Borders Group, Inc.	455,234	11,490
* Quiksilver, Inc.	825,543	11,442
* Pacific Sunwear of California, Inc.	508,660	11,272
Choice Hotel International, Inc.	244,931	11,213
* Aeropostale, Inc.	370,613	11,178
* Big Lots Inc.	776,163	10,835
* Marvel Entertainment, Inc.	529,935	10,662
* Jarden Corp.	324,275	10,652
* Payless ShoeSource, Inc.	465,149	10,647
Regis Corp.	308,572	10,640
* Jack in the Box Inc.	242,306	10,540
* Coldwater Creek Inc.	375,297	10,433
* Tommy Hilfiger Corp.	628,379	10,349
* Aztar Corp.	243,700	10,233
Strayer Education, Inc.	97,883	10,010
Orient-Express Hotel Ltd.	255,122	10,008
Harte-Hanks, Inc.	364,698	9,975
* Carter's, Inc.	147,513	9,956
* GameStop Corp. Class B	229,579	9,945
* Hovnanian Enterprises Inc. Class A	224,619	9,868
* Dick's Sporting Goods, Inc.	248,230	9,847
Phillips-Van Heusen Corp.	257,414	9,836
* Sotheby's Holdings Class A	333,159	9,675
*^ Nutri/System Inc.	202,459	9,621
* Zale Corp.	343,094	9,617
* Valassis Communications, Inc.	324,488	9,530
Reader's Digest Association, Inc.	638,227	9,414
John Wiley & Sons Class A	247,226	9,358
* DeVry, Inc.	408,751	9,307
*^ Netflix.com, Inc.	315,112	9,135
Ethan Allen Interiors, Inc.	216,217	9,085
American Greetings Corp. Class A	419,288	9,065
* Pinnacle Entertainment, Inc.	320,263	9,022
* Select Comfort Corp.	227,560	9,000
* Corinthian Colleges, Inc.	623,405	8,977
* P.F. Chang's China Bistro, Inc.	179,897	8,867
* The Pantry, Inc.	141,852	8,850
*^ The Children's Place Retail Stores, Inc.	151,336	8,762
* Meritage Corp.	158,584	8,716
Lee Enterprises, Inc.	261,589	8,708
Wolverine World Wide, Inc.	387,848	8,583
*^ Shuffle Master, Inc.	237,628	8,493
* Guitar Center, Inc.	177,387	8,461
Matthews International Corp.	218,309	8,353
*^ GameStop Corp. Class A	174,974	8,248
The Yankee Candle Co., Inc.	296,918	8,127
^ Lear Corp.	458,349	8,127
^ Furniture Brands International Inc.	329,425	8,074
Callaway Golf Co.	469,102	8,069
* Hibbett Sporting Goods, Inc.	243,483	8,033
* Rare Hospitality International Inc.	227,506	7,924
* PETCO Animal Supplies, Inc.	335,516	7,908
Jackson Hewitt Tax Service Inc.	249,979	7,894
* CEC Entertainment Inc.	232,830	7,828
* Live Nation	393,095	7,799
* Champion Enterprises, Inc.	517,806	7,746
* Too Inc.	224,988	7,728
* The Warnaco Group, Inc.	317,971	7,631
Tupperware Corp.	368,302	7,583
* The Dress Barn, Inc.	155,004	7,432
* Bright Horizons Family Solutions, Inc.	187,041	7,244
Bob Evans Farms, Inc.	242,061	7,192
Catalina Marketing Corp.	311,057	7,185
* Insight Enterprises, Inc.	324,313	7,138
Group 1 Automotive, Inc.	150,125	7,137
Arbitron Inc.	210,488	7,119
Building Materials Holding Corp.	195,988	6,985
Aaron Rents, Inc. Class B	255,313	6,937
^ Pier 1 Imports Inc.	591,249	6,864
ADVO, Inc.	213,557	6,834
* WCI Communities, Inc.	242,160	6,737
* Life Time Fitness, Inc.	143,702	6,732
Media General, Inc. Class A	144,243	6,725
Warner Music Group Corp.	303,886	6,591
* Tenneco Automotive, Inc.	301,090	6,531
* Scholastic Corp.	243,589	6,518
Domino's Pizza, Inc.	227,758	6,503
*^ Six Flags, Inc.	635,603	6,470
Winnebago Industries, Inc.	213,085	6,465
Entercom Communications Corp.	231,248	6,456
ArvinMeritor, Inc.	431,818	6,438
* LKQ Corp.	309,168	6,434
* RCN Corp.	245,491	6,358
* Fossil, Inc.	339,366	6,305
* Vail Resorts Inc.	164,858	6,301
Brown Shoe Co., Inc.	119,431	6,268
Burlington Coat Factory Warehouse Corp.	137,528	6,251
Modine Manufacturing Co.	211,841	6,249
* The Sports Authority, Inc.	168,162	6,205
^ United Auto Group, Inc.	143,786	6,183
* Genesco, Inc.	155,365	6,042
^ La-Z-Boy Inc.	352,640	5,995
^ CKE Restaurants Inc.	343,997	5,986
Kellwood Co.	189,908	5,961
Interactive Data Corp.	253,485	5,957
Christopher & Banks Corp.	245,555	5,699
Cooper Tire & Rubber Co.	396,005	5,679
Sonic Automotive, Inc.	203,804	5,658
* The Gymboree Corp.	215,969	5,624
* Papa John's International, Inc.	171,385	5,623
Stage Stores, Inc.	186,575	5,551
IHOP Corp.	115,447	5,535
* TRW Automotive Holdings Corp.	236,670	5,514
*^ Columbia Sportswear Co.	102,887	5,487
* Gemstar-TV Guide International, Inc.	1,729,265	5,343
* Bally Technologies Inc.	314,133	5,337
Westwood One, Inc.	483,013	5,332
The Pep Boys (Manny, Moe & Jack)	351,038	5,304
K-Swiss, Inc.	175,361	5,285
Oxford Industries, Inc.	98,961	5,060
American Axle & Manufacturing Holdings, Inc.	295,331	5,059
* Jos. A. Bank Clothiers, Inc.	104,667	5,019
Cato Corp. Class A	209,151	4,990
* Alderwoods Group, Inc.	276,551	4,950
Finish Line, Inc.	299,190	4,922
* Texas Roadhouse, Inc.	287,779	4,918
Tuesday Morning Corp.	212,134	4,898
* RC2 Corp.	120,208	4,785
*^ Red Robin Gourmet Burgers	101,209	4,777
* JAKKS Pacific, Inc.	173,820	4,648
* Keystone Automotive Industries, Inc.	108,733	4,590
* Universal Technical Institute Inc.	151,981	4,575
* WMS Industries, Inc.	150,624	4,534
* 99 Cents Only Stores	332,433	4,508
^ Brookfield Homes Corp.	85,597	4,439
Ameristar Casinos, Inc.	171,795	4,431
* Hot Topic, Inc.	305,168	4,425
Talbots Inc.	163,708	4,399
*^ Cabela's Inc.	212,543	4,361
* Fleetwood Enterprises, Inc.	383,866	4,288
* Steiner Leisure Ltd.	105,233	4,262
*^ Tempur-Pedic International Inc.	297,847	4,215
Landry's Restaurants, Inc.	117,886	4,165
* Guess ?, Inc.	106,389	4,161
* Ryan's Restaurant Group, Inc.	286,617	4,156
* CSK Auto Corp.	299,045	4,148
Blyth, Inc.	195,960	4,119
* Blount International, Inc.	255,049	4,109
* Helen of Troy Ltd.	192,809	4,088
* California Pizza Kitchen, Inc.	125,248	4,064
* Radio One, Inc. Class D	544,213	4,060
* Isle of Capri Casinos, Inc.	121,909	4,057
* Visteon Corp.	875,092	4,025
* priceline.com, Inc.	161,571	4,013
Speedway Motorsports, Inc.	104,801	4,004
Citadel Broadcasting Corp.	359,399	3,986
* Source Interlink Cos., Inc.	348,679	3,975
* Skechers U.S.A., Inc.	159,267	3,971
M/I Homes, Inc.	83,213	3,911
Stewart Enterprises, Inc. Class A	678,707	3,875
* MarineMax, Inc.	114,758	3,847
* Steak n Shake Co.	179,784	3,793
* Cumulus Media Inc.	335,994	3,783
*^ Blue Nile Inc.	106,341	3,742
Lithia Motors, Inc.	106,489	3,695
Hollinger International, Inc.	436,314	3,656
* Stamps.com Inc.	103,477	3,649
* K2 Inc.	288,447	3,620
* Cox Radio, Inc.	269,099	3,611
Lone Star Steakhouse & Saloon, Inc.	127,006	3,610
The Stride Rite Corp.	247,727	3,587
* Drew Industries, Inc.	100,374	3,568
* Entravision Communications Corp.	388,111	3,555
* Emmis Communications, Inc.	218,632	3,498
* Interface, Inc.	253,219	3,497
Triarc Cos., Inc. Class B	199,934	3,495
* ProQuest Co.	163,335	3,494
Journal Communications, Inc.	279,866	3,470
Fred's, Inc.	257,206	3,411
*^ Krispy Kreme Doughnuts, Inc.	377,415	3,389
Stein Mart, Inc.	193,678	3,374
Journal Register Co.	276,792	3,371
* J. Jill Group, Inc.	137,738	3,293
* CKX, Inc.	250,690	3,277
^ Blockbuster Inc. Class A	818,255	3,248
Steven Madden, Ltd.	89,072	3,162
* Aftermarket Technology Corp.	139,686	3,158
*^ TiVo Inc.	433,456	3,134
Bandag, Inc.	74,514	3,120
Russell Corp.	224,556	3,099
*^ Charter Communications, Inc.	2,826,007	3,080
^ Nautilus Inc.	204,037	3,050
* Morningstar, Inc.	67,887	3,039
^ Superior Industries International, Inc.	153,357	2,969
Courier Corp.	66,794	2,962
* DSW Inc. Class A	94,208	2,951
* Volcom, Inc.	82,325	2,925
AFC Enterprises, Inc.	209,127	2,907
The Marcus Corp.	144,859	2,890
* Prestige Brands Holdings Inc.	237,355	2,889
Technical Olympic USA, Inc.	141,252	2,874
*^ Martha Stewart Living Omnimedia, Inc.	168,958	2,849
* O'Charley's Inc.	152,308	2,812
^ Oakley, Inc.	164,228	2,795
Movado Group, Inc.	119,894	2,767
Big 5 Sporting Goods Corp.	138,668	2,715
Ambassadors Group, Inc.	105,650	2,684
* Denny's Corp.	559,251	2,662
* Vertrue Inc.	62,673	2,620
*^ Multimedia Games Inc.	175,119	2,606
Sinclair Broadcast Group, Inc.	317,738	2,590
* ValueVision Media, Inc.	201,411	2,574
Monaco Coach Corp.	191,359	2,564
* Cost Plus, Inc.	149,852	2,562
*^ Overstock.com, Inc.	85,416	2,547
Levitt Corp. Class A	113,932	2,511
* Zumiez Inc.	41,070	2,509
* Mediacom Communications Corp.	427,107	2,456
Gray Television, Inc.	291,408	2,448
The Buckle, Inc.	59,606	2,441
^ Pre-Paid Legal Services, Inc.	68,210	2,420
* Charlotte Russe Holding Inc.	112,408	2,406
Kimball International, Inc. Class B	159,683	2,402
* GSI Commerce, Inc.	136,064	2,313
*^ Build-A-Bear-Workshop, Inc.	75,315	2,308
bebe stores, inc	123,914	2,283
* New York & Co., Inc.	148,803	2,223
World Wrestling Entertainment, Inc.	130,650	2,208
Churchill Downs, Inc.	57,483	2,203
*^ Avatar Holding, Inc.	35,956	2,193
UniFirst Corp.	65,591	2,179
Kenneth Cole Productions, Inc.	78,165	2,165
*^ Leapfrog Enterprises, Inc.	200,697	2,131
CSS Industries, Inc.	64,268	2,104
* Earle M. Jorgensen Co.	136,852	2,073
* Playboy Enterprises, Inc. Class B	143,712	2,041
Skyline Corp.	48,519	2,008
* Citi Trends Inc.	50,197	1,996
* Harris Interactive Inc.	354,430	1,992
* William Lyon Homes, Inc.	20,505	1,962
Arctic Cat, Inc.	81,245	1,955
*^ Conn's, Inc.	56,090	1,916
*^ Magna Entertainment Corp. Class A	281,816	1,914
Sauer-Danfoss, Inc.	80,939	1,858
* A.C. Moore Arts & Crafts, Inc.	100,927	1,857
* Fisher Communications, Inc.	41,307	1,848
* Great Wolf Resorts, Inc.	154,393	1,789
*^ Jo-Ann Stores, Inc.	132,886	1,789
Haverty Furniture Cos., Inc.	124,352	1,784
Blockbuster Inc. Class B	489,333	1,752
* Asbury Automotive Group, Inc.	88,661	1,748
Triarc Cos., Inc. Class A	92,649	1,689
* Lin TV Corp.	184,653	1,662
* MTR Gaming Group Inc.	157,767	1,625
* Audiovox Corp.	131,530	1,570
*^ Palm Harbor Homes, Inc.	70,601	1,513
* Spanish Broadcasting System, Inc.	272,276	1,506
* West Marine, Inc.	100,274	1,505
* PRIMEDIA Inc.	709,505	1,469
* 4Kids Entertainment Inc.	82,154	1,412
Handleman Co.	139,298	1,337
Dover Downs Gaming & Entertainment, Inc.	58,540	1,274
* 1-800-FLOWERS.COM, Inc.	173,146	1,229
* Salem Communications Corp.	81,142	1,218
*^ Audible, Inc.	115,511	1,214
Russ Berrie and Co., Inc.	78,369	1,191
Sturm, Ruger & Co., Inc.	145,982	1,165
Marine Products Corp.	101,874	1,120
* Educate, Inc.	130,429	1,111
* drugstore.com, Inc.	342,451	1,058
* Regent Communications, Inc.	226,527	1,044
* Saga Communications, Inc.	103,814	1,004
Xerium Technologies Inc.	104,233	979
* FTD Group, Inc.	100,405	973
Deb Shops, Inc.	29,596	879
^ Movie Gallery, Inc.	184,807	558
Beasley Broadcast Group, Inc.	45,624	553
Bandag, Inc. Class A	7,539	269
* Triple Crown Media, Inc.	26,177	154
* Radio One, Inc.	9,057	68
Maytag Corp.	99	2

		1,887,223

Consumer Staples (2.4%)
Church & Dwight, Inc.	438,586	16,193
Del Monte Foods Co.	1,358,719	16,114
* BJ's Wholesale Club, Inc.	461,179	14,532
*^ Rite Aid Corp.	3,580,355	14,321
Corn Products International, Inc.	477,699	14,126
*^ Hansen Natural Corp.	90,791	11,444
Flowers Foods, Inc.	352,371	10,465
* United Natural Foods, Inc.	254,362	8,895
Longs Drug Stores, Inc.	191,595	8,867
* Herbalife Ltd.	260,233	8,788
* NBTY, Inc.	389,447	8,770
* Performance Food Group Co.	256,269	7,993
* Central Garden and Pet Co.	149,359	7,937
Lancaster Colony Corp.	186,773	7,844
* Ralcorp Holdings, Inc.	202,392	7,701
Nu Skin Enterprises, Inc.	407,834	7,149
Casey's General Stores, Inc.	308,749	7,061
Delta & Pine Land Co.	233,806	7,052
* Hain Celestial Group, Inc.	246,396	6,453
Universal Corp. (VA)	175,356	6,448
Pilgrim's Pride Corp.	295,043	6,394
Ruddick Corp.	242,812	5,903
* Spectrum Brands Inc.	259,828	5,643
* TreeHouse Foods Inc.	212,065	5,630
Chiquita Brands International, Inc.	286,468	4,804
Tootsie Roll Industries, Inc.	149,417	4,373
* The Great Atlantic & Pacific Tea Co., Inc.	124,809	4,360
* Elizabeth Arden, Inc.	180,316	4,205
Seaboard Corp.	2,577	4,108
* Chattem, Inc.	107,427	4,045
*^ Central European Distribution Corp.	97,253	3,739
* Wild Oats Markets Inc.	178,580	3,631
WD-40 Co.	108,394	3,344
^ Vector Group Ltd.	169,270	3,226
Lance, Inc.	142,886	3,215
*^ USANA Health Sciences, Inc.	76,175	3,178
J & J Snack Foods Corp.	93,660	3,146
Weis Markets, Inc.	64,699	2,884
Alliance One International, Inc.	582,197	2,829
* Playtex Products, Inc.	260,408	2,726
* Peet's Coffee & Tea Inc.	90,793	2,724
Sanderson Farms, Inc.	104,067	2,331
The Topps Co., Inc.	260,952	2,289
* Revlon, Inc. Class A	644,398	2,036
^ Mannatech, Inc.	109,916	1,910
Premium Standard Farms Inc.	107,340	1,884
* Boston Beer Co., Inc. Class A	59,659	1,552
Ingles Markets, Inc.	81,558	1,453
* Gold Kist Inc.	105,339	1,331
Coca-Cola Bottling Co.	27,261	1,254
Alico, Inc.	27,331	1,242
Farmer Brothers, Inc.	54,814	1,222
Arden Group Inc. Class A	9,351	869

		301,633

Energy (6.5%)
* Denbury Resources, Inc.	781,072	24,737
Helmerich & Payne, Inc.	350,913	24,501
Range Resources Corp.	883,325	24,124
* FMC Technologies Inc.	445,965	22,842
Frontier Oil Corp.	366,179	21,733
Tidewater Inc.	391,903	21,645
* Plains Exploration & Production Co.	507,803	19,622
* Helix Energy Solutions Group, Inc.	502,232	19,035
Massey Energy Co.	524,393	18,915
Western Gas Resources, Inc.	381,538	18,409
* Maverick Tube Corp.	338,851	17,956
TODCO Class A	419,443	16,530
Cabot Oil & Gas Corp.	333,925	16,005
St. Mary Land & Exploration Co.	385,631	15,745
* Unit Corp.	267,446	14,910
*^ Cheniere Energy, Inc.	350,691	14,228
* Forest Oil Corp.	381,108	14,170
* Kinder Morgan Management, LLC	316,215	13,913
* Superior Energy Services, Inc.	487,484	13,060
* TETRA Technologies, Inc.	236,634	11,131
*^ Quicksilver Resources, Inc.	284,884	11,014
*^ Hanover Compressor Co.	591,246	11,009
* Veritas DGC Inc.	236,569	10,738
* Hydrill Co.	135,567	10,567
* Oceaneering International, Inc.	182,270	10,444
* Lone Star Technologies, Inc.	187,613	10,396
* Houston Exploration Co.	197,010	10,382
* Universal Compression Holdings, Inc.	203,524	10,313
* Whiting Petroleum Corp.	251,254	10,299
Foundation Coal Holdings, Inc.	243,416	10,014
* Oil States International, Inc.	267,621	9,862
Holly Corp.	132,114	9,792
* Encore Acquisition Co.	314,841	9,760
* Atwood Oceanics, Inc.	94,227	9,518
* SEACOR Holdings Inc.	119,408	9,457
* Grey Wolf, Inc.	1,247,510	9,281
^ OMI Corp.	505,123	9,102
Overseas Shipholding Group Inc.	188,397	9,030
Penn Virginia Corp.	126,745	8,999
* KCS Energy, Inc.	342,794	8,913
* KFX, Inc.	475,837	8,660
* W-H Energy Services, Inc.	194,641	8,660
* Comstock Resources, Inc.	288,204	8,557
* Global Industries Ltd.	585,967	8,491
Berry Petroleum Class A	122,661	8,396
* Core Laboratories NV	176,203	8,378
* Alpha Natural Resources, Inc.	351,366	8,131
World Fuel Services Corp.	186,555	7,544
* Swift Energy Co.	195,743	7,333
* Stone Energy Corp.	165,313	7,295
USEC Inc.	589,721	7,106
CARBO Ceramics Inc.	123,249	7,014
* Giant Industries, Inc.	98,740	6,866
* Remington Oil & Gas Corp.	156,852	6,779
* Parker Drilling Co.	725,898	6,729
* NS Group Inc.	138,016	6,353
* Bill Barrett Corp.	192,025	6,258
* Atlas America, Inc.	122,799	5,871
* Energy Partners, Ltd.	246,282	5,807
*^ ATP Oil & Gas Corp.	129,738	5,697
* Pioneer Drilling Co.	338,531	5,562
*^ Delta Petroleum Corp.	261,157	5,490
General Maritime Corp.	158,404	5,281
* Petrohawk Energy Corp.	376,430	5,157
* Petroleum Development Corp.	113,198	5,135
* Hornbeck Offshore Services, Inc.	138,737	5,004
Lufkin Industries, Inc.	89,925	4,985
* Newpark Resources, Inc.	603,654	4,950
* Mariner Energy Inc.	233,147	4,782
*^ Input/Output, Inc.	487,240	4,731
* Warren Resources Inc.	314,344	4,684
* Bristow Group, Inc.	151,018	4,666
* Dril-Quip, Inc.	65,663	4,652
W&T Offshore, Inc.	112,733	4,544
* Carrizo Oil & Gas, Inc.	148,970	3,872
*^ James River Coal Co.	108,905	3,700
RPC Inc.	153,222	3,501
Crosstex Energy, Inc.	39,062	3,025
*^ Enbridge Energy Management LLC	67,810	2,893
* Gulfmark Offshore, Inc.	103,405	2,875
* PetroQuest Energy, Inc.	273,437	2,759
* Brigham Exploration Co.	291,233	2,551
*^ Goodrich Petroleum Corp.	92,793	2,505
* Harvest Natural Resources, Inc.	256,907	2,497
* The Meridian Resource Corp.	590,641	2,392
Resource America, Inc.	112,201	2,235
*^ Syntroleum Corp.	264,519	2,188
* Bois d'Arc Energy, Inc.	130,814	2,178
*^ GeoGlobal Resources Inc.	171,803	1,642
*^ Endeavor International Corp.	411,198	1,197

		819,659

Financials (21.8%)
SL Green Realty Corp. REIT	287,331	29,164
Federal Realty Investment Trust REIT	359,628	27,044
United Dominion Realty Trust REIT	935,264	26,692
HCC Insurance Holdings, Inc.	753,127	26,209
Reckson Associates Realty Corp. REIT	562,931	25,793
Camden Property Trust REIT	355,433	25,609
* Conseco, Inc.	1,031,363	25,598
*^ Affiliated Managers Group, Inc.	231,496	24,680
Colonial BancGroup, Inc.	946,195	23,655
Rayonier Inc. REIT	517,180	23,578
Shurgard Storage Centers, Inc. Class A REIT	340,381	22,680
Ventas, Inc. REIT	633,528	21,020
Arden Realty Group, Inc. REIT	456,913	20,620
StanCorp Financial Group, Inc.	376,912	20,395
Mack-Cali Realty Corp. REIT	422,028	20,257
Jefferies Group, Inc.	336,674	19,695
* Nasdaq Stock Market Inc.	491,758	19,690
Pan Pacific Retail Properties, Inc. REIT	277,554	19,679
BRE Properties Inc. Class A REIT	349,100	19,550
^ Thornburg Mortgage, Inc. REIT	709,528	19,200
Hanover Insurance Group Inc.	366,069	19,189
Brandywine Realty Trust REIT	603,181	19,157
Bank of Hawaii Corp.	349,941	18,655
Jones Lang Lasalle Inc.	238,943	18,289
Wilmington Trust Corp.	416,213	18,043
IndyMac Bancorp, Inc.	437,634	17,912
Cullen/Frost Bankers, Inc.	332,853	17,891
Webster Financial Corp.	366,004	17,737
CarrAmerica Realty Corp. REIT	394,973	17,620
Sky Financial Group, Inc.	661,610	17,533
CBL & Associates Properties, Inc. REIT	412,884	17,527
HRPT Properties Trust REIT	1,430,727	16,797
Raymond James Financial, Inc.	566,715	16,752
Trizec Properties, Inc. REIT	638,928	16,440
Essex Property Trust, Inc. REIT	148,105	16,103
AmerUs Group Co.	263,712	15,886
New Century Financial Corp. REIT	342,106	15,744
Kilroy Realty Corp. REIT	197,218	15,237
Health Care Inc. REIT	392,929	14,971
Realty Income Corp. REIT	607,410	14,705
Alexandria Real Estate Equities, Inc. REIT	153,402	14,624
Colonial Properties Trust REIT	290,174	14,546
Whitney Holdings Corp.	410,143	14,544
Taubman Co. REIT	346,310	14,431
Washington Federal Inc.	592,827	14,346
Potlatch Corp. REIT	334,643	14,336
East West Bancorp, Inc.	369,024	14,226
Crescent Real Estate, Inc. REIT	654,819	13,797
Ohio Casualty Corp.	433,762	13,750
* Philadelphia Consolidated Holding Corp.	400,845	13,685
* Investment Technology Group, Inc.	273,530	13,622
FirstMerit Corp.	538,356	13,276
Waddell & Reed Financial, Inc.	570,947	13,189
First Industrial Realty Trust REIT	303,136	12,941
National Financial Partners Corp.	225,666	12,755
* SVB Financial Group	239,466	12,704
The South Financial Group, Inc.	483,600	12,646
* Arch Capital Group Ltd.	217,972	12,586
Endurance Specialty Holdings Ltd.	382,539	12,452
KKR Financial Corp. REIT	547,955	12,291
First Midwest Bancorp, Inc.	335,943	12,285
Healthcare Realty Trust Inc. REIT	325,672	12,174
American Financial Group, Inc.	290,811	12,101
* Covanta Holding Corp.	721,905	12,034
UCBH Holdings, Inc.	635,120	12,016
Post Properties, Inc. REIT	263,998	11,748
Corporate Office Properties Trust, Inc. REIT	256,483	11,732
Cathay General Bancorp	307,844	11,587
BancorpSouth, Inc.	480,331	11,533
Westamerica Bancorporation	218,852	11,363
Platinum Underwriters Holdings, Ltd.	388,848	11,315
Sunstone Hotel Investors, Inc. REIT	389,125	11,273
Pennsylvania REIT	250,380	11,017
Maguire Properties, Inc. REIT	301,134	10,991
NewAlliance Bancshares, Inc.	758,139	10,940
LaSalle Hotel Properties REIT	264,969	10,864
Mills Corp. REIT	385,924	10,806
Nationwide Health Properties, Inc. REIT	500,278	10,756
First Niagara Financial Group, Inc.	733,265	10,750
Zenith National Insurance Corp.	223,325	10,749
Highwood Properties, Inc. REIT	313,146	10,562
Home Properties, Inc. REIT	206,067	10,530
* ProAssurance Corp.	201,335	10,469
Washington REIT	287,326	10,436
Aspen Insurance Holdings Ltd.	422,261	10,413
* Alleghany Corp.	35,698	10,335
^ Annaly Mortgage Management Inc. REIT	843,252	10,237
Trustmark Corp.	323,431	10,233
American Financial Realty Trust REIT	877,512	10,223
Selective Insurance Group	192,394	10,197
^ Friedman, Billings, Ramsey Group, Inc. REIT	1,084,425	10,172
Pacific Capital Bancorp	298,580	10,104
Reinsurance Group of America, Inc.	213,540	10,098
Delphi Financial Group, Inc.	195,464	10,092
The Phoenix Cos., Inc.	615,976	10,040
American Home Mortgage Investment Corp. REIT	321,179	10,024
Old National Bancorp	461,905	9,996
Fremont General Corp.	451,331	9,731
Downey Financial Corp.	142,471	9,588
^ The First Marblehead Corp.	221,423	9,577
Greater Bay Bancorp	344,153	9,547
IPC Holdings Ltd.	339,831	9,532
Wintrust Financial Corp.	162,110	9,430
BioMed Realty Trust, Inc. REIT	318,016	9,426
United Bankshares, Inc.	244,265	9,348
Texas Regional Bancshares, Inc.	316,763	9,341
Strategic Hotels and Resorts, Inc. REIT	399,523	9,301
* Knight Capital Group, Inc. Class A	663,354	9,241
Chittenden Corp.	317,531	9,199
Hilb, Rogal and Hamilton Co.	219,789	9,060
Assured Guaranty Ltd.	359,009	8,975
^ Montpelier Re Holdings Ltd.	547,228	8,920
Senior Housing Properties Trust REIT	489,617	8,862
International Bancshares Corp.	303,989	8,734
MAF Bancorp, Inc.	199,471	8,731
Cousins Properties, Inc. REIT	258,518	8,642
Commerce Group, Inc.	160,644	8,488
R.L.I. Corp.	147,848	8,472
* Trammell Crow Co.	233,299	8,319
Susquehanna Bancshares, Inc.	319,193	8,226
Umpqua Holdings Corp.	288,368	8,218
Park National Corp.	77,095	8,211
Commercial Net Lease Realty REIT	351,103	8,181
Provident Bankshares Corp.	224,267	8,175
UICI	219,160	8,107
Longview Fibre Co. REIT	313,396	8,098
^ International Securities Exchange, Inc.	191,225	7,965
Provident Financial Services Inc.	430,326	7,789
Mid-America Apartment Communities, Inc. REIT	140,900	7,714
LandAmerica Financial Group, Inc.	112,988	7,666
Equity Lifestyle Properties, Inc. REIT	151,004	7,512
* Piper Jaffray Cos., Inc.	134,975	7,424
Franklin Street Properties Corp. REIT	350,824	7,420
Lexington Corporate Properties Trust REIT	354,629	7,394
FelCor Lodging Trust, Inc. REIT	349,030	7,365
* Argonaut Group, Inc.	206,751	7,350
Doral Financial Corp.	626,002	7,230
UMB Financial Corp.	102,902	7,227
Tanger Factory Outlet Centers, Inc. REIT	209,509	7,209
Hancock Holding Co.	154,246	7,176
EastGroup Properties, Inc. REIT	150,390	7,135
Boston Private Financial Holdings, Inc.	211,076	7,132
Inland Real Estate Corp. REIT	437,182	7,130
Glimcher Realty Trust REIT	248,943	7,070
First Citizens BancShares Class A	35,853	6,920
Global Signal, Inc. REIT	140,550	6,915
Sterling Financial Corp.	237,463	6,886
Central Pacific Financial Co.	186,701	6,856
Newcastle Investment Corp. REIT	284,647	6,809
^ Corus Bankshares Inc.	114,152	6,785
Citizens Banking Corp.	249,769	6,706
^ Novastar Financial, Inc. REIT	200,074	6,690
CVB Financial Corp.	390,922	6,685
Entertainment Properties Trust REIT	158,887	6,670
U-Store-It Trust REIT	330,697	6,664
Spirit Finance Corp. REIT	543,879	6,635
First Community Bancorp	114,938	6,627
Scottish Re Group Ltd.	265,960	6,598
^ Redwood Trust, Inc. REIT	151,775	6,575
Trustreet Properties, Inc. REIT	428,604	6,510
United Community Banks, Inc.	230,607	6,492
Max Re Capital Ltd.	272,585	6,488
Sovran Self Storage, Inc. REIT	116,713	6,443
*^ First Federal Financial Corp.	107,402	6,424
Heritage Property Investment Trust REIT	161,702	6,402
Alabama National BanCorporation	93,351	6,385
F.N.B. Corp.	371,814	6,358
Glacier Bancorp, Inc.	203,283	6,312
Equity One, Inc. REIT	255,441	6,274
^ TrustCo Bank NY	511,445	6,224
PS Business Parks, Inc. REIT	111,001	6,207
* Signature Bank	190,402	6,205
W Holding Co., Inc.	783,774	6,168
Brookline Bancorp, Inc.	397,984	6,165
First BanCorp Puerto Rico	494,207	6,108
First Republic Bank	160,840	6,083
Frontier Financial Corp.	183,960	6,078
Digital Realty Trust, Inc. REIT	214,120	6,032
First Commonwealth Financial Corp.	407,706	5,977
Equity Inns, Inc. REIT	368,826	5,975
Cash America International Inc.	198,851	5,970
BankUnited Financial Corp.	219,799	5,943
* MeriStar Hospitality Corp. REIT	566,714	5,882
Calamos Asset Management, Inc.	157,143	5,877
Infinity Property & Casualty Corp.	140,630	5,870
*^ LaBranche & Co. Inc.	370,965	5,865
Republic Bancorp, Inc.	485,454	5,845
National Penn Bancshares Inc.	269,968	5,745
*^ Accredited Home Lenders Holding Co.	112,171	5,741
DiamondRock Hospitality Co. REIT	409,518	5,655
S & T Bancorp, Inc.	152,182	5,567
Extra Space Storage Inc. REIT	323,293	5,557
Stewart Information Services Corp.	116,772	5,498
Horace Mann Educators Corp.	292,144	5,492
Omega Healthcare Investors, Inc. REIT	386,951	5,425
* USI Holdings Corp.	333,610	5,381
RAIT Investment Trust REIT	190,300	5,374
Sterling Bancshares, Inc.	294,143	5,309
Harbor Florida Bancshares, Inc.	138,489	5,245
MB Financial, Inc.	146,548	5,188
First Charter Corp.	209,429	5,173
Highland Hospitality Corp. REIT	403,671	5,131
Amcore Financial, Inc.	161,087	5,094
* Nelnet, Inc.	122,292	5,093
PrivateBancorp, Inc.	121,885	5,057
^ Impac Mortgage Holdings, Inc. REIT	519,577	5,009
Financial Federal Corp.	170,673	5,001
Chemical Financial Corp.	153,895	4,972
Innkeepers USA Trust REIT	293,121	4,968
optionsXpress Holdings Inc.	169,484	4,929
NBT Bancorp, Inc.	211,893	4,927
Glenborough Realty Trust, Inc. REIT	225,775	4,911
Fidelity Bankshares, Inc.	144,955	4,875
MCG Capital Corp.	343,366	4,845
Bank Mutual Corp.	406,154	4,809
Hanmi Financial Corp.	265,954	4,803
Capitol Federal Financial	148,643	4,801
* Portfolio Recovery Associates, Inc.	102,034	4,778
Commercial Capital Bancorp, Inc.	338,275	4,756
^ Greenhill & Co., Inc.	70,974	4,692
American Equity Investment Life Holding Co.	326,369	4,680
BankAtlantic Bancorp, Inc. Class A	324,203	4,665
Prosperity Bancshares, Inc.	149,901	4,529
Gold Banc Corp., Inc.	246,605	4,518
PFF Bancorp, Inc.	133,678	4,506
Westbanco Inc.	135,535	4,447
Mid-State Bancshares	146,272	4,305
City Holding Co.	116,715	4,294
Acadia Realty Trust REIT	182,098	4,288
Community Banks, Inc.	148,968	4,240
Alfa Corp.	245,139	4,202
Parkway Properties Inc. REIT	96,075	4,197
* Navigators Group, Inc.	84,570	4,195
Anthracite Capital Inc. REIT	380,956	4,183
Sun Communities, Inc. REIT	117,596	4,157
Capitol Bancorp Ltd.	87,932	4,111
National Health Investors REIT	160,458	4,076
First Financial Bankshares, Inc.	106,027	4,061
Deerfield Triarc Capital Corp. REIT	298,249	4,023
United Fire & Casualty Co.	120,139	3,953
Advanta Corp. Class B	106,781	3,937
Fieldstone Investment Corp. REIT	332,201	3,920
Community Bank System, Inc.	172,983	3,863
Partners Trust Financial Group, Inc.	324,004	3,862
Anchor Bancorp Wisconsin Inc.	127,213	3,856
First Potomac REIT	136,106	3,845
Harleysville National Corp.	168,394	3,829
Sandy Spring Bancorp, Inc.	100,681	3,825
TierOne Corp.	111,706	3,792
* Texas Capital Bancshares, Inc.	157,160	3,772
* Universal American Financial Corp.	239,746	3,692
* CompuCredit Corp.	100,296	3,692
Getty Realty Holding Corp. REIT	126,619	3,685
Provident New York Bancorp, Inc.	283,172	3,673
Independent Bank Corp. (MI)	129,088	3,673
Advance America Cash Advance Centers Inc.	252,654	3,633
First Financial Bancorp	214,961	3,577
Presidential Life Corp.	140,755	3,577
MFA Mortgage Investments, Inc. REIT	557,927	3,543
Flagstar Bancorp, Inc.	232,869	3,516
National Western Life Insurance Co. Class A	15,044	3,495
Ramco-Gershenson Properties Trust REIT	114,350	3,461
Northwest Bancorp, Inc.	139,356	3,450
Sterling Financial Corp. (PA)	157,918	3,449
Saxon Inc. REIT	322,074	3,362
IBERIABANK Corp.	58,336	3,300
* Tejon Ranch Co.	67,215	3,285
Saul Centers, Inc. REIT	74,464	3,270
Columbia Banking System, Inc.	96,794	3,239
* Western Alliance Bancorp	85,920	3,192
First Merchants Corp.	120,268	3,190
Safety Insurance Group, Inc.	69,389	3,168
* United America Indemnity, Ltd.	137,365	3,146
GMH Communities Trust REIT	269,757	3,140
Arbor Realty Trust, Inc. REIT	116,103	3,134
KNBT Bancorp Inc.	190,201	3,110
^ Bank of the Ozarks, Inc.	84,730	3,093
* Triad Guaranty, Inc.	65,132	3,055
Independent Bank Corp. (MA)	94,719	3,045
W.P. Stewart & Co., Ltd.	142,061	2,995
Capital City Bank Group, Inc.	82,841	2,945
FBL Financial Group, Inc. Class A	85,430	2,943
* GFI Group Inc.	56,636	2,940
Community Trust Bancorp Inc.	86,416	2,930
* Franklin Bank Corp.	151,953	2,922
Gramercy Capital Corp. REIT	116,916	2,915
* World Acceptance Corp.	105,794	2,899
Dime Community Bancshares	200,802	2,886
Main Street Banks, Inc.	110,240	2,853
Investors Real Estate Trust REIT	296,971	2,833
SWS Group, Inc.	107,024	2,799
West Coast Bancorp	99,886	2,792
Bedford Property Investors, Inc. REIT	103,393	2,784
State Auto Financial Corp.	82,130	2,769
Universal Health Realty Income REIT	75,769	2,768
21st Century Insurance Group	175,062	2,766
Education Realty Trust, Inc. REIT	179,572	2,747
Capital Trust Class A REIT	87,337	2,718
HomeBanc Corp. REIT	307,464	2,703
Old Second Bancorp, Inc.	82,291	2,702
Midland Co.	76,975	2,693
Midwest Banc Holdings, Inc.	103,391	2,682
CityBank Lynnwood (WA)	57,608	2,681
First Indiana Corp.	94,488	2,636
* Ocwen Financial Corp.	257,437	2,631
First Financial Holdings, Inc.	82,852	2,626
Union Bankshares Corp.	56,627	2,588
Sterling Bancorp	124,533	2,565
Washington Trust Bancorp, Inc.	90,811	2,549
* BankFinancial Corp.	157,577	2,509
WSFS Financial Corp.	39,581	2,487
Placer Sierra Bancshares	86,542	2,471
Suffolk Bancorp	70,830	2,458
Anworth Mortgage Asset Corp. REIT	312,400	2,455
Harleysville Group, Inc.	82,624	2,453
Integra Bank Corp.	106,934	2,445
Irwin Financial Corp.	126,130	2,438
R & G Financial Corp. Class B	192,564	2,438
Urstadt Biddle Properties Class A REIT	134,834	2,427
Seacoast Banking Corp. of Florida	81,110	2,361
Omega Financial Corp.	68,453	2,318
First Source Corp.	77,079	2,311
NetBank, Inc.	317,316	2,297
Banner Corp.	67,077	2,281
Luminent Mortgage Capital, Inc. REIT	278,823	2,261
Oriental Financial Group Inc.	154,458	2,232
* Asset Acceptance Capital Corp.	113,685	2,213
Tompkins Trustco, Inc.	45,634	2,197
United Community Financial Corp.	179,531	2,176
Simmons First National Corp.	72,883	2,169
First Place Financial Corp.	86,715	2,151
First Busey Corp.	101,850	2,149
S.Y. Bancorp, Inc.	79,541	2,101
First Community Bancshares, Inc.	65,203	2,085
Renasant Corp.	56,370	2,082
^ Odyssey Re Holdings Corp.	94,939	2,060
Kearny Financial Corp.	148,304	2,036
Univest Corp. of Pennsylvania	79,786	2,031
^ MortgageIT Holdings Inc. REIT	187,484	2,030
U.S.B. Holding Co., Inc.	88,441	2,029
First Financial Corp. (IN)	67,926	2,024
^ CoBiz Inc.	98,021	2,019
Bristol West Holdings, Inc.	103,849	1,999
* CNA Surety Corp.	118,015	1,974
Flushing Financial Corp.	111,002	1,938
Federal Agricultural Mortgage Corp. Class C	65,433	1,925
Affordable Residential Communities REIT	181,007	1,901
Great Southern Bancorp, Inc.	65,476	1,891
ITLA Capital Corp.	39,002	1,881
Capital Southwest Corp.	19,666	1,878
Peoples Bancorp, Inc.	60,887	1,827
Cohen & Steers, Inc.	73,403	1,798
Capital Lease Funding, Inc. REIT	161,433	1,790
Gamco Investors Inc. Class A	44,587	1,781
*^ MarketAxess Holdings, Inc.	147,627	1,776
Direct General Corp.	103,369	1,758
First Bancorp (NC)	77,543	1,735
Aames Investment Corp. REIT	292,222	1,660
Arrow Financial Corp.	60,151	1,648
Advanta Corp. Class A	47,587	1,622
BancFirst Corp.	37,070	1,616
^ Lakeland Bancorp, Inc.	100,936	1,571
* eSPEED, Inc. Class A	191,340	1,525
*^ Encore Capital Group, Inc.	99,550	1,468
Baldwin & Lyons, Inc. Class B	53,762	1,427
OceanFirst Financial Corp.	56,604	1,387
First Oak Brook Bancshares, Inc.	47,022	1,258
* Quanta Capital Holdings Ltd.	416,060	1,248
Republic Bancorp, Inc. Class A	58,595	1,191
Financial Institutions, Inc.	57,138	1,079
Charter Financial Corp.	26,977	1,027
Clark, Inc.	83,075	981
Clifton Savings Bancorp, Inc.	90,199	964
Royal Bancshares of Pennsylvania, Inc.	35,920	881
National Interstate Corp.	38,440	836
* Primus Guaranty, Ltd.	72,038	803
PXRE Group Ltd.	207,789	679
Crawford & Co. Class B	57,179	343
Urstadt Biddle Properties REIT	18,393	320
Town & Country Trust REIT	19	1
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,742,727

Health Care (10.9%)
* Covance, Inc.	426,588	25,062
* Vertex Pharmaceuticals, Inc.	675,820	24,728
Pharmaceutical Product Development, Inc.	709,356	24,551
* Charles River Laboratories, Inc.	468,303	22,956
* PDL BioPharma Inc.	692,371	22,710
* Cytyc Corp.	776,843	21,891
* ResMed Inc.	482,904	21,238
* Advanced Medical Optics, Inc.	443,236	20,673
PerkinElmer, Inc.	847,201	19,884
* Cerner Corp.	417,014	19,787
Dade Behring Holdings Inc.	542,371	19,368
* Respironics, Inc.	491,371	19,119
* Gen-Probe Inc.	346,571	19,103
* IDEXX Laboratories Corp.	218,550	18,874
* Edwards Lifesciences Corp.	405,457	17,637
* Pediatrix Medical Group, Inc.	168,414	17,286
* Hologic, Inc.	300,496	16,632
* Neurocrine Biosciences, Inc.	251,792	16,251
Cooper Cos., Inc.	286,206	15,464
* VCA Antech, Inc.	535,197	15,242
* Techne Corp.	251,783	15,142
* Affymetrix, Inc.	452,561	14,903
* Sierra Health Services, Inc.	352,799	14,359
* Alkermes, Inc.	621,193	13,697
*^ OSI Pharmaceuticals, Inc.	387,227	12,430
*^ Nektar Therapeutics	597,433	12,176
Mentor Corp.	268,635	12,172
^ Medicis Pharmaceutical Corp.	370,986	12,094
* Andrx Group	500,462	11,881
STERIS Corp.	466,089	11,503
* Sybron Dental Specialties, Inc.	275,194	11,349
* Healthways, Inc.	220,827	11,249
* Psychiatric Solutions, Inc.	338,302	11,208
* LifePoint Hospitals, Inc.	350,370	10,897
* United Surgical Partners International, Inc.	301,484	10,676
Chemed Corp.	175,621	10,421
* Magellan Health Services, Inc.	249,271	10,088
Valeant Pharmaceuticals International	631,815	10,014
* United Therapeutics Corp.	149,708	9,923
* WellCare Health Plans Inc.	218,290	9,919
* Sunrise Senior Living, Inc.	247,949	9,663
* American Medical Systems Holdings, Inc.	426,319	9,592
* Medarex, Inc.	721,469	9,538
* Ventana Medical Systems, Inc.	221,629	9,257
* MGI Pharma, Inc.	528,129	9,242
* Haemonetics Corp.	180,572	9,168
* ICOS Corp.	415,429	9,160
* Immucor Inc.	310,815	8,917
Owens & Minor, Inc. Holding Co.	272,105	8,917
Perrigo Co.	541,716	8,835
* Varian, Inc.	212,298	8,742
* Human Genome Sciences, Inc.	803,868	8,738
* PSS World Medical, Inc.	449,701	8,675
* Centene Corp.	291,178	8,494
* Cubist Pharmaceuticals, Inc.	366,330	8,415
* Dionex Corp.	136,535	8,394
* ArthroCare Corp.	171,141	8,184
* Apria Healthcare Group Inc.	337,959	7,766
* BioMarin Pharmaceutical Inc.	570,960	7,662
Alpharma, Inc. Class A	283,798	7,611
* Theravance, Inc.	268,357	7,525
* Alexion Pharmaceuticals, Inc.	210,480	7,455
* AMERIGROUP Corp.	351,217	7,390
* HealthExtras, Inc.	205,137	7,241
* Bio-Rad Laboratories, Inc. Class A	116,138	7,241
* Onyx Pharmaceuticals, Inc.	275,595	7,237
* Intermagnetics General Corp.	288,705	7,232
Diagnostic Products Corp.	150,647	7,175
* Kyphon Inc.	192,714	7,169
West Pharmaceutical Services, Inc.	205,729	7,143
*^ Martek Biosciences Corp.	216,520	7,108
PolyMedica Corp.	165,210	6,998
* Myriad Genetics, Inc.	266,300	6,948
*^ Telik, Inc.	355,315	6,879
* Kos Pharmaceuticals, Inc.	142,604	6,812
*^ CV Therapeutics, Inc.	304,994	6,734
LCA-Vision Inc.	133,869	6,708
* Eclipsys Corp.	283,597	6,696
*^ Kindred Healthcare, Inc.	265,771	6,684
* Myogen, Inc.	184,154	6,672
* The Medicines Co.	322,322	6,630
* Par Pharmaceutical Cos. Inc.	233,805	6,589
* Viasys Healthcare Inc.	216,262	6,505
* Exelixis, Inc.	539,209	6,476
* Adolor Corp.	270,678	6,442
* Ventiv Health, Inc.	188,745	6,270
Invacare Corp.	197,662	6,139
* Illumina, Inc.	252,722	6,002
* DJ Orthopedics Inc.	149,422	5,941
* Applera Corp.-Celera Genomics Group	508,005	5,939
* Per-Se Technologies, Inc.	222,259	5,925
* American Retirement Corp.	225,199	5,770
*^ Biosite Inc.	107,117	5,563
* ViroPharma Inc.	434,080	5,513
* Regeneron Pharmaceuticals, Inc.	330,492	5,496
* Matria Healthcare, Inc.	141,431	5,369
* Genesis Healthcare Corp.	121,013	5,317
* Digene Corp.	135,973	5,317
Analogic Corp.	80,196	5,309
* Thoratec Corp.	275,437	5,308
* Salix Pharmaceuticals, Ltd.	315,380	5,207
* Serologicals Corp.	212,454	5,197
* Allscripts Healthcare Solutions, Inc.	282,393	5,171
* Integra LifeSciences Holdings	124,579	5,105
* LifeCell Corp.	223,656	5,043
* K-V Pharmaceutical Co. Class A	206,125	4,972
* First Horizon Pharmaceutical Corp.	192,326	4,849
* Zymogenetics, Inc.	224,072	4,844
* Inverness Medical Innovations, Inc.	168,322	4,836
* PAREXEL International Corp.	181,900	4,809
* The TriZetto Group, Inc.	272,056	4,785
* Conor Medsystems, Inc.	160,080	4,706
*^ eResearch Technology, Inc.	324,231	4,666
* AmSurg Corp.	201,644	4,575
Arrow International, Inc.	136,438	4,457
* SonoSite, Inc.	107,733	4,378
*^ AtheroGenics, Inc.	257,987	4,210
* Isis Pharmaceuticals, Inc.	465,674	4,196
* Keryx Biopharmaceuticals, Inc.	218,465	4,175
Meridian Bioscience Inc.	151,312	4,082
* Connetics Corp.	240,448	4,071
* Odyssey Healthcare, Inc.	232,593	4,003
* Wright Medical Group, Inc.	197,793	3,906
*^ MannKind Corp.	188,858	3,860
* Orthofix International NV	96,719	3,851
* Dendrite International, Inc.	281,722	3,846
*^ SurModics, Inc.	106,930	3,781
* Progenics Pharmaceuticals, Inc.	142,292	3,769
*^ Cyberonics, Inc.	145,294	3,744
*^ Geron Corp.	440,563	3,661
* CONMED Corp.	190,345	3,645
*^ Tanox, Inc.	182,977	3,553
* Amedisys Inc.	101,899	3,541
*^ InterMune Inc.	188,656	3,498
*^ Laserscope	144,452	3,416
Datascope Corp.	85,955	3,400
* Cross Country Healthcare, Inc.	174,723	3,383
* AMN Healthcare Services, Inc.	180,135	3,372
Cambrex Corp.	172,030	3,361
*^ Align Technology, Inc.	360,627	3,307
* Greatbatch, Inc.	148,107	3,245
* Molecular Devices Corp.	95,409	3,164
* Molina Healthcare Inc.	94,370	3,159
* Incyte Corp.	513,203	3,089
* ICU Medical, Inc.	84,691	3,065
* OraSure Technologies, Inc.	293,249	3,020
* Symmetry Medical Inc.	141,086	2,992
Vital Signs, Inc.	53,491	2,938
* Pharmion Corp.	162,462	2,928
*^ SFBC International, Inc.	119,310	2,909
* Noven Pharmaceuticals, Inc.	160,753	2,895
* PRA International	116,765	2,895
* Discovery Laboratories, Inc.	394,025	2,888
* New River Pharmaceuticals Inc.	86,334	2,867
* IntraLase Corp.	123,274	2,860
* Symbion, Inc.	124,706	2,825
* Gentiva Health Services, Inc.	152,757	2,782
* ARIAD Pharmaceuticals, Inc.	418,848	2,756
* deCODE genetics, Inc.	316,206	2,742
*^ Foxhollow Technologies Inc.	89,037	2,720
* Aspect Medical Systems, Inc.	98,081	2,691
* NPS Pharmaceuticals Inc.	311,717	2,662
* Conceptus, Inc.	196,774	2,580
* Enzo Biochem, Inc.	186,663	2,520
*^ Cell Genesys, Inc.	310,576	2,478
* Enzon Pharmaceuticals, Inc.	303,244	2,456
*^ Momenta Pharmaceuticals, Inc.	124,146	2,441
* Merge Technologies, Inc.	147,996	2,364
*^ Nabi Biopharmaceuticals	402,421	2,270
*^ Dendreon Corp.	472,931	2,228
* RehabCare Group, Inc.	114,701	2,162
National Healthcare Corp.	53,924	2,161
* Panacos Pharmaceuticals Inc.	283,098	2,140
* Merit Medical Systems, Inc.	175,057	2,102
* Threshold Pharmaceuticals, Inc.	138,919	2,082
* Idenix Pharmaceuticals Inc.	150,782	2,046
* Kensey Nash Corp.	70,489	2,016
* Radiation Therapy Services, Inc.	77,529	1,978
* Encysive Pharmaceuticals, Inc.	400,580	1,959
* Lexicon Genetics Inc.	331,999	1,839
* Rigel Pharmaceuticals, Inc.	156,230	1,795
* VistaCare, Inc.	113,754	1,763
* Zoll Medical Corp.	64,984	1,712
* Diversa Corp.	182,307	1,661
* Inspire Pharmaceuticals, Inc.	287,254	1,502
* Bruker BioSciences Corp.	276,406	1,493
* Albany Molecular Research, Inc.	142,034	1,443
*^ NitroMed, Inc.	162,126	1,362
* ev3 Inc.	76,023	1,346
Young Innovations, Inc.	36,517	1,334
* NeoPharm, Inc.	157,256	1,315
* Maxygen Inc.	156,847	1,299
Hooper Holmes, Inc.	423,062	1,223
* ImmunoGen, Inc.	279,010	1,211
* K-V Pharmaceutical Co. Class B	48,998	1,181
*^ Trimeris, Inc.	81,191	1,097
* CorVel Corp.	42,311	932
*^ GTx, Inc.	85,270	931
* Alliance Imaging, Inc.	100,749	649
*^ Antigenics, Inc.	186,096	510
* Abgenix, Inc.	2,085	47

		1,365,345

Industrials (16.2%)
* AMR Corp.	1,213,975	32,838
Oshkosh Truck Corp.	501,056	31,186
Roper Industries Inc.	584,997	28,448
The Corporate Executive Board Co.	269,454	27,188
* Terex Corp.	336,881	26,694
* McDermott International, Inc.	440,084	23,963
Harsco Corp.	284,646	23,517
* Flowserve Corp.	376,859	21,986
* Wesco International, Inc.	323,007	21,968
JLG Industries, Inc.	704,554	21,693
*^ USG Corp.	227,639	21,617
Ametek, Inc.	478,518	21,514
* Thomas & Betts Corp.	415,030	21,324
The Brink's Co.	400,507	20,330
Graco, Inc.	444,017	20,172
HNI Corp.	336,165	19,834
Ryder System, Inc.	437,554	19,594
* Stericycle, Inc.	285,802	19,326
^ Walter Industries, Inc.	282,997	18,853
IDEX Corp.	356,679	18,608
Laidlaw International Inc.	683,496	18,591
Trinity Industries, Inc.	337,413	18,352
* Foster Wheeler Ltd.	382,604	18,101
The Manitowoc Co., Inc.	195,961	17,862
CNF Inc.	356,762	17,817
Teleflex Inc.	248,485	17,799
Landstar System, Inc.	399,007	17,604
MSC Industrial Direct Co., Inc. Class A	316,889	17,118
Carlisle Co., Inc.	208,683	17,070
Donaldson Co., Inc.	504,546	17,049
* Shaw Group, Inc.	539,112	16,389
The Timken Co.	504,240	16,272
Kennametal, Inc.	262,874	16,072
* Continental Airlines, Inc. Class B	579,847	15,598
* United Rentals, Inc.	451,103	15,563
Adesa, Inc.	580,130	15,513
Herman Miller, Inc.	470,756	15,257
* YRC Worldwide, Inc.	395,932	15,069
DRS Technologies, Inc.	266,211	14,607
GATX Corp.	345,017	14,246
* Hexcel Corp.	634,290	13,935
The Toro Co.	286,724	13,691
* URS Corp.	339,175	13,652
* Copart, Inc.	493,393	13,544
Crane Co.	328,565	13,474
* Armor Holdings, Inc.	226,181	13,184
Lincoln Electric Holdings, Inc.	243,636	13,154
IKON Office Solutions, Inc.	919,698	13,106
Alexander & Baldwin, Inc.	269,348	12,843
* AGCO Corp.	617,121	12,799
CLARCOR Inc.	353,712	12,592
* Waste Connections, Inc.	316,248	12,590
*^ Energy Conversion Devices, Inc.	255,642	12,572
*^ Kansas City Southern	505,431	12,484
Briggs & Stratton Corp.	352,752	12,477
Acuity Brands, Inc.	308,747	12,350
* BE Aerospace, Inc.	489,456	12,295
Lennox International Inc.	410,781	12,266
*^ US Airways Group Inc.	306,172	12,247
UTI Worldwide, Inc.	386,984	12,229
* Corrections Corp. of America	269,840	12,197
* Navistar International Corp.	430,244	11,866
* United Stationers, Inc.	220,420	11,704
* Genlyte Group, Inc.	171,259	11,670
* Gardner Denver Inc.	177,073	11,545
Simpson Manufacturing Co.	262,716	11,376
Watsco, Inc.	160,035	11,370
Actuant Corp.	184,909	11,320
Granite Construction Co.	227,525	11,076
Brady Corp. Class A	294,851	11,045
Skywest, Inc.	375,670	10,996
Florida East Coast Industries, Inc. Class A	201,906	10,883
* Quanta Services, Inc.	678,038	10,862
* AirTran Holdings, Inc.	598,764	10,844
* EMCOR Group, Inc.	211,809	10,518
Washington Group International, Inc.	180,519	10,360
* Kirby Corp.	148,801	10,135
Wabtec Corp.	310,426	10,120
Bucyrus International, Inc.	209,603	10,101
* PHH Corp.	363,233	9,698
* EGL, Inc.	214,193	9,639
* West Corp.	213,179	9,521
Nordson Corp.	189,879	9,467
Deluxe Corp.	345,652	9,046
Curtiss-Wright Corp.	133,401	8,831
* ESCO Technologies Inc.	173,709	8,798
* NCI Building Systems, Inc.	146,064	8,730
* Labor Ready, Inc.	363,431	8,704
* Ceradyne, Inc.	171,370	8,551
Banta Corp.	163,493	8,498
Mueller Industries Inc.	237,299	8,469
Administaff, Inc.	155,698	8,464
Regal-Beloit Corp.	198,481	8,390
Pacer International, Inc.	255,054	8,335
* General Cable Corp.	270,849	8,215
* Moog Inc.	229,762	8,154
* Alaska Air Group, Inc.	227,848	8,077
Forward Air Corp.	213,267	7,953
* Dollar Thrifty Automotive Group, Inc.	172,935	7,851
* Teledyne Technologies, Inc.	217,834	7,755
Kaydon Corp.	191,984	7,748
* Genesee & Wyoming Inc. Class A	252,311	7,741
Applied Industrial Technology, Inc.	173,359	7,732
* Resources Connection, Inc.	309,649	7,713
* Beacon Roofing Supply, Inc.	187,341	7,614
* FTI Consulting, Inc.	266,134	7,593
John H. Harland Co.	192,097	7,549
* Aviall, Inc.	197,515	7,521
Knight Transportation, Inc.	379,940	7,504
Watson Wyatt & Co. Holdings	230,045	7,495
* Tetra Tech, Inc.	389,354	7,433
* Esterline Technologies Corp.	172,591	7,378
* Navigant Consulting, Inc.	344,286	7,351
Mine Safety Appliances Co.	174,906	7,346
* Mobile Mini, Inc.	236,345	7,308
* Amerco, Inc.	72,681	7,193
Universal Forest Products, Inc.	112,947	7,171
Heartland Express, Inc.	327,282	7,131
Steelcase Inc.	390,379	7,027
Woodward Governor Co.	211,024	7,017
A.O. Smith Corp.	132,681	7,006
Stewart & Stevenson Services, Inc.	188,649	6,882
* The Advisory Board Co.	121,834	6,795
*^ GenCorp, Inc.	318,053	6,536
* Swift Transportation Co., Inc.	299,568	6,510
Baldor Electric Co.	192,161	6,509
Werner Enterprises, Inc.	350,885	6,446
Albany International Corp.	168,119	6,404
* AAR Corp.	224,569	6,396
* Acco Brands Corp.	286,212	6,354
UAP Holding Corp.	292,874	6,297
* CoStar Group, Inc.	120,639	6,260
Watts Water Technologies, Inc.	171,898	6,247
Federal Signal Corp.	328,404	6,075
Arkansas Best Corp.	155,172	6,070
* Orbital Sciences Corp.	376,296	5,953
NACCO Industries, Inc. Class A	38,363	5,906
Franklin Electric, Inc.	107,036	5,850
G & K Services, Inc. Class A	136,102	5,790
* Korn/Ferry International	279,709	5,703
* Old Dominion Freight Line, Inc.	202,866	5,467
* Hub Group, Inc.	119,940	5,467
Freightcar America Inc.	85,579	5,443
ABM Industries Inc.	281,724	5,401
* School Specialty, Inc.	156,042	5,383
Viad Corp.	153,028	5,246
* Jacuzzi Brands, Inc.	523,178	5,143
* Cenveo Inc.	306,639	5,084
* NCO Group, Inc.	208,847	4,960
* EnPro Industries, Inc.	144,399	4,953
Barnes Group, Inc.	121,475	4,920
Valmont Industries, Inc.	116,663	4,905
* Insituform Technologies Inc. Class A	183,957	4,893
* Heidrick & Struggles International, Inc.	126,260	4,581
* Triumph Group, Inc.	103,258	4,570
* Griffon Corp.	176,441	4,383
* Consolidated Graphics, Inc.	83,896	4,373
Raven Industries, Inc.	111,131	4,346
McGrath RentCorp	143,957	4,327
* Coinstar, Inc.	165,184	4,280
Rollins, Inc.	208,958	4,229
* Spherion Corp.	405,302	4,215
ElkCorp	124,742	4,210
Wabash National Corp.	212,591	4,199
*^ Evergreen Solar, Inc.	271,041	4,174
* Interline Brands, Inc.	164,218	4,143
*^ A.S.V., Inc.	127,942	4,122
* Astec Industries, Inc.	113,941	4,090
Knoll, Inc.	190,368	4,059
* GrafTech International Ltd.	664,907	4,056
Ameron International Corp.	55,227	4,044
* Perini Corp.	132,633	4,028
* CRA International Inc.	76,397	3,763
Kaman Corp. Class A	149,341	3,757
* Encore Wire Corp.	110,520	3,744
Healthcare Services Group, Inc.	173,669	3,710
Kelly Services, Inc. Class A	132,715	3,606
* The Middleby Corp.	42,873	3,589
Cascade Corp.	67,781	3,582
Bowne & Co., Inc.	210,380	3,507
^ United Industrial Corp.	57,352	3,494
*^ FuelCell Energy, Inc.	297,519	3,413
EDO Corp.	110,574	3,411
* Power-One, Inc.	463,207	3,335
* Infrasource Services Inc.	190,054	3,271
* Sequa Corp. Class A	32,604	3,189
* CBIZ Inc.	397,214	3,178
* Republic Airways Holdings Inc.	213,192	3,157
* American Reprographics Co.	90,309	3,133
* Hudson Highland Group, Inc.	164,935	3,124
Bluelinx Holdings Inc.	195,141	3,122
Apogee Enterprises, Inc.	181,334	3,061
* II-VI, Inc.	169,010	3,057
* Teletech Holdings Inc.	271,238	3,013
* Argon ST, Inc.	89,248	2,992
CIRCOR International, Inc.	101,912	2,976
Tredegar Corp.	183,376	2,918
* Huron Consulting Group Inc.	93,788	2,841
Vicor Corp.	143,265	2,827
* RailAmerica, Inc.	262,550	2,799
Tennant Co.	52,109	2,726
* ABX Air, Inc.	395,464	2,693
HEICO Corp.	84,210	2,669
Cubic Corp.	108,654	2,601
* Sirva Inc.	301,771	2,574
*^ Trex Co., Inc.	81,109	2,571
American Woodmark Corp.	72,357	2,569
* SOURCECORP, Inc.	105,859	2,552
CDI Corp.	87,429	2,515
Tecumseh Products Co. Class A	102,103	2,506
* Clean Harbors Inc.	83,889	2,489
* Electro Rent Corp.	145,595	2,475
* Commercial Vehicle Group Inc.	128,684	2,472
Schawk, Inc.	89,423	2,326
*^ Ionatron Inc.	170,387	2,302
Standex International Corp.	72,340	2,290
* Builders FirstSource, Inc.	100,417	2,280
* LECG Corp.	114,491	2,206
Ennis, Inc.	112,322	2,190
* DiamondCluster International, Inc.	200,773	2,148
*^ Plug Power, Inc.	408,719	2,044
* EnerSys	141,539	1,953
* ExpressJet Holdings, Inc.	258,051	1,920
* Frontier Airlines, Inc.	246,168	1,896
^ Eagle Bulk Shipping Inc.	132,505	1,848
Lawson Products, Inc.	42,813	1,753
* Volt Information Sciences Inc.	57,158	1,747
Central Parking Corp.	108,620	1,738
Robbins & Myers, Inc.	79,790	1,723
* Accuride Corp.	148,218	1,705
* MTC Technologies, Inc.	58,875	1,648
C & D Technologies, Inc.	173,934	1,607
*^ TurboChef Technologies, Inc.	107,410	1,310
Sea Containers Ltd. Class A	178,298	1,286
The Standard Register Co.	65,593	1,017
*^ Global Power Equipment Group Inc.	242,359	933
HEICO Corp. Class A	23,722	646
Tecumseh Products Co. Class B	6,576	141

		2,031,106

Information Technology (15.9%)
* Akamai Technologies, Inc.	880,820	28,970
* Western Digital Corp.	1,470,529	28,572
* Rambus Inc.	613,958	24,153
Global Payments Inc.	445,289	23,605
* Avnet, Inc.	897,549	22,780
* Ciena Corp.	3,940,266	20,529
* ADC Telecommunications, Inc.	794,339	20,327
* Integrated Device Technology Inc.	1,360,988	20,224
* F5 Networks, Inc.	263,157	19,076
MoneyGram International, Inc.	580,731	17,840
* Convergys Corp.	954,400	17,380
* Mettler-Toledo International Inc.	283,405	17,101
*^ Cree, Inc.	517,383	16,975
* Maxtor Corp.	1,731,956	16,557
* Trimble Navigation Ltd.	366,764	16,523
* salesforce.com, Inc.	443,030	16,095
*^ Cypress Semiconductor Corp.	924,029	15,662
* Foundry Networks, Inc.	860,765	15,631
* PMC Sierra Inc.	1,249,300	15,354
* Silicon Laboratories Inc.	276,178	15,176
* Tech Data Corp.	394,625	14,566
*^ Palm, Inc.	615,699	14,260
Acxiom Corp.	551,262	14,245
* Atmel Corp.	2,965,079	13,995
* Polycom, Inc.	641,264	13,903
* CNET Networks, Inc.	961,813	13,667
* 3Com Corp.	2,638,196	13,508
* CACI International, Inc.	205,412	13,506
* FLIR Systems, Inc.	473,048	13,439
* Hyperion Solutions Corp.	405,291	13,212
* Openwave Systems Inc.	604,642	13,048
* Sybase, Inc.	617,067	13,032
* Anteon International Corp.	228,233	12,452
* Brocade Communications Systems, Inc.	1,838,657	12,282
* Andrew Corp.	994,057	12,207
* Parametric Technology Corp.	742,593	12,127
Jack Henry & Associates Inc.	528,847	12,095
Reynolds & Reynolds Class A	425,287	12,078
* MICROS Systems, Inc.	261,272	12,037
* Microsemi Corp.	411,805	11,988
* ANSYS, Inc.	217,894	11,799
* Digital River, Inc.	269,192	11,739
* Avid Technology, Inc.	269,890	11,729
ADTRAN Inc.	441,046	11,547
* FormFactor Inc.	292,989	11,520
Plantronics, Inc.	323,070	11,446
* Plexus Corp.	298,331	11,208
* RF Micro Devices, Inc.	1,290,246	11,161
* Conexant Systems, Inc.	3,227,550	11,135
* THQ Inc.	429,599	11,122
* BISYS Group, Inc.	823,647	11,103
* Cymer, Inc.	243,555	11,067
* Benchmark Electronics, Inc.	286,292	10,979
* TIBCO Software Inc.	1,301,920	10,884
* OmniVision Technologies, Inc.	357,786	10,805
* CommScope, Inc.	375,055	10,708
* Varian Semiconductor Equipment Associates, Inc.	380,433	10,683
Anixter International Inc.	221,802	10,598
* Avocent Corp.	333,410	10,582
* MPS Group, Inc.	689,615	10,551
* Electronics for Imaging, Inc.	374,314	10,470
* Intermec, Inc.	341,073	10,406
* BearingPoint, Inc.	1,222,411	10,378
* Nuance Communications, Inc.	873,796	10,320
* aQuantive, Inc.	433,130	10,196
* Itron, Inc.	169,037	10,117
Imation Corp.	233,844	10,034
* ValueClick, Inc.	581,566	9,840
* Tessera Technologies, Inc.	306,158	9,822
* Emulex Corp.	570,528	9,750
* SiRF Technology Holdings, Inc.	269,878	9,556
* Equinix, Inc.	148,478	9,535
FactSet Research Systems Inc.	214,375	9,508
* Arris Group Inc.	682,798	9,395
* Informatica Corp.	599,437	9,321
* Komag, Inc.	193,966	9,233
* Powerwave Technologies, Inc.	678,688	9,156
* Trident Microsystems, Inc.	310,559	9,025
*^ Take-Two Interactive Software, Inc.	483,118	9,015
* Interdigital Communications Corp.	367,594	9,013
* Semtech Corp.	501,687	8,975
* Websense, Inc.	324,598	8,952
*^ Sonus Networks, Inc.	1,615,127	8,851
* Digitas Inc.	610,143	8,786
* Brightpoint, Inc.	281,171	8,733
* SRA International, Inc.	230,789	8,708
* RSA Security Inc.	483,876	8,681
* Perot Systems Corp.	557,412	8,673
Cognex Corp.	290,388	8,607
* Digital Insight Corp.	234,932	8,552
* EarthLink, Inc.	890,607	8,505
* Applied Micro Circuits Corp.	2,036,899	8,290
* Kronos, Inc.	216,238	8,085
* eFunds Corp.	311,751	8,056
Belden CDT Inc.	295,656	8,051
* WebEx Communications, Inc.	236,965	7,979
* Transaction Systems Architects, Inc.	255,027	7,959
* Quest Software, Inc.	473,640	7,910
* Entegris Inc.	740,889	7,883
* Progress Software Corp.	270,771	7,877
* ATMI, Inc.	257,776	7,785
* FileNet Corp.	284,108	7,677
* ON Semiconductor Corp.	1,049,804	7,622
* MicroStrategy Inc.	72,085	7,590
* Coherent, Inc.	212,437	7,459
* Intergraph Corp.	178,412	7,433
* Skyworks Solutions, Inc.	1,080,324	7,335
* CSG Systems International, Inc.	315,053	7,328
* Macrovision Corp.	329,823	7,306
* Checkpoint Systems, Inc.	261,863	7,039
* Aeroflex, Inc.	509,220	6,992
* Redback Networks Inc.	319,668	6,934
* Euronet Worldwide, Inc.	182,353	6,898
* Brooks Automation, Inc.	483,025	6,878
* Zoran Corp.	309,132	6,764
* Finisar Corp.	1,365,785	6,761
* j2 Global Communications, Inc.	143,401	6,740
* Internet Security Systems, Inc.	275,988	6,618
* RealNetworks, Inc.	799,183	6,593
* Wright Express Corp.	232,413	6,519
* Micrel, Inc.	439,124	6,508
* Wind River Systems Inc.	521,209	6,489
* HomeStore, Inc.	961,450	6,307
Technitrol, Inc.	262,604	6,297
* VeriFone Holdings, Inc.	207,830	6,295
*^ Amkor Technology, Inc.	722,906	6,246
* Sycamore Networks, Inc.	1,322,826	6,217
*^ Cabot Microelectronics Corp.	167,429	6,212
* Rogers Corp.	111,288	6,063
* Global Imaging Systems, Inc.	158,600	6,024
* Gartner, Inc. Class A	425,694	5,938
Talx Corp.	207,210	5,901
* Dycom Industries, Inc.	273,519	5,812
* Mentor Graphics Corp.	513,759	5,677
Black Box Corp.	117,651	5,653
* MKS Instruments, Inc.	240,870	5,644
* DSP Group Inc.	194,160	5,633
* KEMET Corp.	591,610	5,603
* Rofin-Sinar Technologies Inc.	103,283	5,591
* Diodes Inc.	133,853	5,555
* Witness Systems, Inc.	217,665	5,529
United Online, Inc.	425,220	5,468
* Keane, Inc.	342,758	5,398
* Silicon Image, Inc.	520,629	5,368
* Tekelec	387,771	5,363
*^ Vitesse Semiconductor Corp.	1,493,182	5,346
MTS Systems Corp.	127,574	5,336
* InfoSpace, Inc.	190,521	5,325
* Atheros Communications	202,868	5,313
* Hutchinson Technology, Inc.	173,826	5,244
* Cogent Inc.	285,411	5,234
* ScanSource, Inc.	86,532	5,227
* Littelfuse, Inc.	152,272	5,197
* Lattice Semiconductor Corp.	775,340	5,164
* Power Integrations, Inc.	201,983	5,005
* Cirrus Logic, Inc.	590,154	5,005
* Photronics Inc.	266,284	4,995
* Opsware, Inc.	572,477	4,906
* Newport Corp.	259,262	4,890
* Paxar Corp.	248,994	4,873
* Identix, Inc.	608,218	4,841
* Quantum Corp.	1,270,233	4,751
MAXIMUS, Inc.	131,924	4,747
* McDATA Corp. Class A	1,003,544	4,636
* Dolby Laboratories Inc.	218,254	4,562
* SafeNet, Inc.	172,048	4,556
* Advent Software, Inc.	158,602	4,507
* Epicor Software Corp.	334,549	4,493
* ViaSat, Inc.	156,552	4,485
*^ Lexar Media, Inc.	520,881	4,469
* TriQuint Semiconductor, Inc.	903,279	4,444
* Ariba, Inc.	450,021	4,401
*^ UTStarcom, Inc.	697,396	4,387
Gevity HR, Inc.	177,543	4,343
* Electro Scientific Industries, Inc.	194,937	4,314
* Veeco Instruments, Inc.	184,416	4,306
* Comtech Telecommunications Corp.	146,432	4,271
* Adaptec, Inc.	770,710	4,262
* NETGEAR, Inc.	223,900	4,256
* Credence Systems Corp.	576,643	4,233
* Sapient Corp.	554,302	4,229
* iPayment Holdings, Inc.	96,730	4,145
* Manhattan Associates, Inc.	187,991	4,136
* Genesis Microchip Inc.	240,141	4,092
* ManTech International Corp.	122,860	4,081
* Axcelis Technologies, Inc.	686,111	4,021
*^ Taser International Inc.	377,498	3,998
* Extreme Networks, Inc.	795,436	3,993
* CMGI Inc.	2,640,980	3,909
* Mastec Inc.	274,101	3,884
Daktronics, Inc.	105,787	3,861
Park Electrochemical Corp.	129,873	3,831
* Ultratech, Inc.	155,918	3,817
* Open Solutions Inc.	134,962	3,686
* TTM Technologies, Inc.	254,085	3,682
* Mattson Technology, Inc.	300,429	3,605
Quality Systems, Inc.	108,323	3,585
* Secure Computing Corp.	304,747	3,517
* SPSS, Inc.	110,021	3,483
* Advanced Digital Information Corp.	395,796	3,475
* Synaptics Inc.	157,436	3,462
* Exar Corp.	241,155	3,444
* FEI Co.	171,484	3,404
* Blackboard Inc.	119,699	3,401
* Asyst Technologies, Inc.	325,688	3,390
* Kulicke & Soffa Industries, Inc.	352,878	3,366
* Concur Technologies, Inc.	180,978	3,354
* Standard Microsystem Corp.	128,886	3,348
*^ Multi-Fineline Electronix, Inc.	57,219	3,347
* Gateway, Inc.	1,520,132	3,329
* Ixia	225,231	3,212
* NetIQ Corp.	286,606	3,196
* Advanced Energy Industries, Inc.	226,074	3,194
*^ Lawson Software Inc.	416,185	3,192
* Harmonic, Inc.	500,754	3,190
* Altiris, Inc.	144,166	3,173
* Intrado Inc.	121,997	3,169
CTS Corp.	233,938	3,130
* TNS Inc.	146,803	3,109
* Verint Systems Inc.	87,338	3,089
infoUSA Inc.	237,967	3,089
Landauer, Inc.	61,134	3,070
Inter-Tel, Inc.	142,464	3,054
Cohu, Inc.	142,868	3,032
* iPass Inc.	369,052	2,956
Agilysys, Inc.	196,139	2,954
* Lionbridge Technologies, Inc.	372,991	2,950
* webMethods, Inc.	347,323	2,924
*^ Marchex, Inc.	135,821	2,920
* iVillage Inc.	344,950	2,901
* Sonic Solutions, Inc.	160,157	2,900
* Borland Software Corp.	519,155	2,803
* Agile Software Corp.	365,477	2,789
Methode Electronics, Inc. Class A	253,994	2,766
* Silicon Storage Technology, Inc.	627,113	2,747
* Actel Corp.	172,198	2,745
*^ Presstek, Inc.	229,784	2,734
* Packeteer, Inc.	231,440	2,685
* JDA Software Group, Inc.	185,583	2,680
* Vignette Corp.	181,541	2,678
* AMIS Holdings Inc.	294,872	2,672
* SonicWALL, Inc.	373,157	2,646
* MatrixOne, Inc.	354,982	2,542
*^ PortalPlayer Inc.	113,676	2,527
* Sykes Enterprises, Inc.	174,013	2,468
* Tyler Technologies, Inc.	223,331	2,457
* Ciber, Inc.	383,612	2,447
* Interwoven Inc.	272,029	2,446
* Excel Technology, Inc.	82,146	2,421
*^ Universal Display Corp.	167,831	2,413
* MRO Software Inc.	147,987	2,362
* Jupitermedia Corp.	130,116	2,339
* Kopin Corp.	466,542	2,337
* DTS Inc.	118,675	2,333
* Mercury Computer Systems, Inc.	144,014	2,333
Bel Fuse, Inc. Class B	66,373	2,325
* Ditech Communications Corp.	220,020	2,299
* S1 Corp.	454,359	2,290
* LTX Corp.	419,727	2,267
* Anaren, Inc.	116,188	2,262
* InterVoice, Inc.	260,843	2,246
* OSI Systems Inc.	104,739	2,213
* Kanbay International Inc.	144,933	2,212
* PDF Solutions, Inc.	115,571	2,187
* Covansys Corp.	126,562	2,176
* Photon Dynamics, Inc.	115,761	2,171
*^ SigmaTel Inc.	241,049	2,107
* Forrester Research, Inc.	93,970	2,097
* Dot Hill Systems Corp.	283,945	2,016
* Applied Films Corp.	102,544	1,992
* Magma Design Automation, Inc.	228,483	1,976
* EPIQ Systems, Inc.	103,848	1,973
*^ Echelon Corp.	191,598	1,809
* Blue Coat Systems, Inc.	82,581	1,795
* Ness Technologies Inc.	141,023	1,775
* OpenTV Corp.	600,040	1,764
* Metrologic Instruments, Inc.	75,677	1,750
*^ Novatel Wireless, Inc.	189,090	1,692
* IXYS Corp.	182,257	1,680
* Integrated Silicon Solution, Inc.	249,944	1,660
* SYNNEX Corp.	88,643	1,645
Blackbaud, Inc.	72,027	1,526
* Westell Technologies, Inc.	374,731	1,525
*^ FalconStor Software, Inc.	160,868	1,520
Keithley Instruments Inc.	97,212	1,493
* Pixelworks, Inc.	288,306	1,433
* Oplink Communications, Inc.	79,576	1,380
* RightNow Technologies Inc.	85,851	1,362
* Semitool, Inc.	116,699	1,327
* NetRatings, Inc.	87,809	1,163
^ Renaissance Learning, Inc.	63,036	1,135
Syntel, Inc.	55,339	1,047
* Ulticom, Inc.	89,498	962
*^ HouseValues, Inc.	87,318	720
* Pegasystems Inc.	82,794	676
QAD Inc.	85,325	638
* McDATA Corp. Class B	45,967	197
Bel Fuse, Inc. Class A	1,421	40
* Optical Cable Corp. Warrants Exp. 10/24/2007	953	-

		1,997,304

Materials (5.6%)
Martin Marietta Materials, Inc.	316,134	33,836
* Crown Holdings, Inc.	1,136,332	20,159
Lubrizol Corp.	463,672	19,868
Florida Rock Industries, Inc.	334,866	18,826
Louisiana-Pacific Corp.	685,112	18,635
Airgas, Inc.	472,604	18,474
Reliance Steel & Aluminum Co.	193,158	18,141
Commercial Metals Co.	337,429	18,049
Cytec Industries, Inc.	267,334	16,043
FMC Corp.	245,972	15,245
Scotts Miracle-Gro Co.	321,558	14,715
Carpenter Technology Corp.	153,981	14,554
RPM International, Inc.	802,676	14,400
Steel Dynamics, Inc.	249,846	14,174
Cabot Corp.	401,762	13,656
AptarGroup Inc.	238,361	13,169
^ Cleveland-Cliffs Inc.	149,536	13,028
* Nalco Holding Co.	730,255	12,926
* Oregon Steel Mills, Inc.	242,875	12,428
Eagle Materials, Inc.	194,696	12,414
* Coeur d'Alene Mines Corp.	1,870,074	12,268
Albemarle Corp.	270,202	12,254
Quanex Corp.	173,050	11,530
* Headwaters Inc.	286,023	11,381
Celanese Corp. Series A	540,587	11,336
Bowater Inc.	381,283	11,278
* Titanium Metals Corp.	225,345	10,941
Eagle Materials, Inc. Class B	168,265	10,734
* AK Steel Corp.	711,108	10,667
Olin Corp.	489,060	10,500
H.B. Fuller Co.	198,397	10,186
* Chaparral Steel Co.	155,543	10,098
* Hercules, Inc.	730,459	10,080
Worthington Industries, Inc.	481,037	9,650
Texas Industries, Inc.	156,813	9,486
* Aleris International Inc.	180,550	8,679
* RTI International Metals, Inc.	157,006	8,612
Minerals Technologies, Inc.	136,958	8,000
*^ Apex Silver Mines Ltd.	309,141	7,342
Silgan Holdings, Inc.	165,022	6,629
Schnitzer Steel Industries, Inc. Class A	153,626	6,583
* Century Aluminum Co.	153,563	6,519
* W.R. Grace & Co.	456,305	6,069
MacDermid, Inc.	187,716	6,035
* Symyx Technologies, Inc.	214,345	5,946
Georgia Gulf Corp.	221,233	5,750
Ferro Corp.	285,906	5,718
Sensient Technologies Corp.	303,935	5,486
Greif Inc. Class A	78,801	5,392
*^ Hecla Mining Co.	809,070	5,348
* PolyOne Corp.	562,904	5,246
Spartech Corp.	218,066	5,234
A. Schulman Inc.	210,094	5,200
Compass Minerals International	205,848	5,144
Gibraltar Industries Inc.	171,455	5,051
Metal Management, Inc.	154,878	4,902
^ Royal Gold, Inc.	135,095	4,889
Glatfelter	256,001	4,692
Arch Chemicals, Inc.	153,524	4,667
* Stillwater Mining Co.	277,846	4,573
* Terra Industries, Inc.	646,585	4,558
* OM Group, Inc.	197,410	4,540
Wausau Paper Corp.	313,687	4,445
Ryerson Tull, Inc.	163,574	4,377
AMCOL International Corp.	151,647	4,367
Deltic Timber Corp.	71,342	4,323
Neenah Paper Inc.	100,964	3,307
Westlake Chemical Corp.	89,151	3,080
Rock-Tenn Co.	198,369	2,974
Myers Industries, Inc.	177,402	2,837
Schweitzer-Mauduit International, Inc.	98,612	2,367
* Buckeye Technology, Inc.	230,046	2,082
* Caraustar Industries, Inc.	195,315	2,010
Chesapeake Corp. of Virginia	135,188	1,876
* Tronox Inc.	93,562	1,590
^ Calgon Carbon Corp.	240,813	1,481
Wellman, Inc.	219,590	1,397
* Graphic Packaging Corp.	610,741	1,264
NL Industries, Inc.	66,083	702

		696,412

Telecommunication Services (1.1%)
*^ Level 3 Communications, Inc.	4,451,939	23,061
* Leap Wireless International, Inc.	312,808	13,635
* SBA Communications Corp.	494,435	11,575
* Time Warner Telecom Inc.	473,697	8,503
* Dobson Communications Corp.	1,022,830	8,203
* NeuStar, Inc. Class A	250,066	7,752
* Cincinnati Bell Inc.	1,678,372	7,586
*^ Broadwing Corp.	453,018	6,677
* Price Communications Corp.	364,483	6,448
Commonwealth Telephone Enterprises, Inc.	149,133	5,138
* UbiquiTel Inc.	481,193	4,860
USA Mobility, Inc.	165,091	4,702
* Premiere Global Services, Inc.	462,244	3,721
* General Communication, Inc.	298,768	3,612
* IDT Corp. Class B	299,464	3,315
Valor Communications Group, Inc.	243,123	3,199
Iowa Telecommunications Services Inc.	128,189	2,446
Surewest Communications	94,394	2,277
* Syniverse Holdings Inc.	138,491	2,188
North Pittsburgh Systems, Inc.	91,960	2,146
FairPoint Communications, Inc.	154,509	2,135
Centennial Communications Corp. Class A	176,413	1,293
* Wireless Facilities, Inc.	317,233	1,275
* @ Road, Inc.	250,521	1,270
* IDT Corp.	101,167	1,108
* Cogent Communications Group, Inc.	103,209	1,006
*^ InPhonic, Inc.	122,018	853

		139,984

Utilities (4.1%)
Aqua America, Inc.	873,909	24,312
ONEOK, Inc.	632,023	20,383
Northeast Utilities	999,259	19,516
* CMS Energy Corp.	1,500,580	19,433
AGL Resources Inc.	502,977	18,132
OGE Energy Corp.	617,495	17,907
National Fuel Gas Co.	546,348	17,877
* Sierra Pacific Resources	1,250,535	17,270
Puget Energy, Inc.	787,200	16,673
Energen Corp.	474,680	16,614
Southern Union Co.	645,730	16,033
UGI Corp. Holding Co.	712,526	15,013
^ Hawaiian Electric Industries Inc.	551,946	14,974
Atmos Energy Corp.	549,641	14,472
Great Plains Energy, Inc.	509,294	14,337
Vectren Corp.	518,867	13,688
WPS Resources Corp.	272,684	13,422
^ Piedmont Natural Gas, Inc.	522,227	12,528
Westar Energy, Inc.	591,918	12,318
^ NICOR Inc.	301,201	11,916
PNM Resources Inc.	445,367	10,867
* Aquila, Inc.	2,545,677	10,157
WGL Holdings Inc.	332,048	10,101
* Dynegy, Inc.	1,974,158	9,476
IDACORP, Inc.	288,601	9,385
Peoples Energy Corp.	260,026	9,267
ALLETE, Inc.	194,902	9,082
Duquesne Light Holdings, Inc.	531,648	8,772
New Jersey Resources Corp.	188,081	8,511
Cleco Corp.	340,587	7,605
NorthWestern Corp.	243,505	7,583
Southwest Gas Corp.	266,779	7,456
Black Hills Corp.	214,618	7,297
UniSource Energy Corp.	236,821	7,223
Avista Corp.	331,613	6,848
Northwest Natural Gas Co.	187,892	6,668
* El Paso Electric Co.	327,752	6,240
Otter Tail Corp.	190,140	5,455
California Water Service Group	119,146	5,368
South Jersey Industries, Inc.	195,698	5,337
CH Energy Group, Inc.	107,099	5,141
UIL Holdings Corp.	95,378	4,993
The Laclede Group, Inc.	137,345	4,727
MGE Energy, Inc.	139,880	4,641
American States Water Co.	114,127	4,264
^ Empire District Electric Co.	176,871	3,930
SJW Corp.	92,862	2,493
^ Ormat Technologies Inc.	53,811	2,050

		517,755

Total Common Stocks
(Cost $8,652,730)		12,499,148

Temporary Cash Investments (5.7%)

Money Market Fund (5.7%)
1 Vanguard Market Liquidity Fund, 4.715%	709,347,200	709,347

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 4.570%, 5/5/2006	1,000	996
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	3,000	2,997

		3,993

Total Temporary Cash Investments
(Cost $713,340)		713,340

Total Investments (105.2%)
(Cost $9,366,070)		13,212,488

Other Assets and Liabilities—Net (-5.2%)		(656,140)

Net Assets (100%)		12,556,348

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $3,993,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $9,366,070,000. Net unrealized appreciation of investment securities for tax purposes was $3,846,418,000, consisting of unrealized gains of $4,209,905,000 on securities that had risen in value since their purchase and $363,487,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 5.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	148	57,113	2,066
E-mini Russell 2000 Index	120	9,262	127

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (16.3%)
* Office Depot, Inc.	2,081,820	77,527
D. R. Horton, Inc.	1,898,866	63,080
Hilton Hotels Corp.	2,442,707	62,191
Pulte Homes, Inc.	1,481,021	56,901
Nordstrom, Inc.	1,364,501	53,461
Centex Corp.	861,193	53,385
* NTL Inc.	1,819,511	52,966
Genuine Parts Co.	1,169,753	51,270
* Chico's FAS, Inc.	1,220,047	49,583
Mattel, Inc.	2,722,235	49,354
Wendy's International, Inc.	783,663	48,634
Whirlpool Corp.	523,521	47,886
Lennar Corp. Class A	779,965	47,094
Harman International Industries, Inc.	421,811	46,876
Newell Rubbermaid, Inc.	1,857,255	46,784
Black & Decker Corp.	528,597	45,930
*^ Sirius Satellite Radio, Inc.	8,527,290	43,319
* Cablevision Systems NY Group Class A	1,513,152	40,401
Darden Restaurants Inc.	964,050	39,555
Sherwin-Williams Co.	784,610	38,791
* AutoZone Inc.	387,453	38,625
* MGM Mirage, Inc.	848,420	36,558
Tiffany & Co.	959,082	36,004
KB Home	553,923	35,994
Abercrombie & Fitch Co.	590,170	34,407
Michaels Stores, Inc.	908,924	34,157
VF Corp.	599,659	34,121
* XM Satellite Radio Holdings, Inc.	1,498,156	33,364
Royal Caribbean Cruises, Ltd.	778,550	32,715
* Expedia, Inc.	1,605,226	32,538
Dollar General Corp.	1,814,626	32,064
^ Garmin Ltd.	400,339	31,799
Station Casinos, Inc.	392,604	31,161
* Lamar Advertising Co. Class A	578,152	30,422
Advance Auto Parts, Inc.	729,474	30,375
Leggett & Platt, Inc.	1,240,411	30,229
Circuit City Stores, Inc.	1,227,961	30,060
* NVR, Inc.	40,099	29,631
Liz Claiborne, Inc.	719,154	29,471
* Mohawk Industries, Inc.	360,896	29,132
GTECH Holdings Corp.	843,467	28,720
Knight Ridder	453,256	28,650
The Stanley Works	563,851	28,565
Ross Stores, Inc.	975,745	28,482
* Williams-Sonoma, Inc.	667,243	28,291
Jones Apparel Group, Inc.	787,788	27,864
* Interpublic Group of Cos., Inc.	2,902,951	27,752
* Toll Brothers, Inc.	787,386	27,267
PETsMART, Inc.	966,027	27,184
American Eagle Outfitters, Inc.	907,239	27,090
* AutoNation, Inc.	1,238,497	26,690
* Getty Images, Inc.	355,829	26,644
Family Dollar Stores, Inc.	992,247	26,394
* Discovery Holding Co. Class A	1,717,421	25,761
ServiceMaster Co.	1,960,053	25,716
*^ Wynn Resorts Ltd.	333,980	25,666
* Pixar, Inc.	399,050	25,595
Foot Locker, Inc.	1,052,384	25,131
Polo Ralph Lauren Corp.	413,062	25,036
* Career Education Corp.	657,593	24,811
Brinker International, Inc.	579,972	24,504
Brunswick Corp.	614,987	23,898
^ New York Times Co. Class A	919,728	23,278
* CarMax, Inc.	702,522	22,958
Hasbro, Inc.	1,082,462	22,840
* R.H. Donnelley Corp.	345,264	20,105
Outback Steakhouse, Inc.	451,075	19,847
* Dollar Tree Stores, Inc.	688,328	19,046
Gentex Corp.	991,783	17,317
Weight Watchers International, Inc.	336,765	17,310
RadioShack Corp.	859,376	16,526
* Urban Outfitters, Inc.	661,427	16,231
Meredith Corp.	253,403	14,137
Dow Jones & Co., Inc.	356,191	13,998
Boyd Gaming Corp.	269,957	13,482
Belo Corp. Class A	634,027	12,604
International Speedway Corp.	197,218	10,038
* DreamWorks Animation SKG, Inc.	279,709	7,398
^ The McClatchy Co. Class A	137,149	6,700
^ Regal Entertainment Group Class A	291,682	5,487
Hearst-Argyle Television Inc.	172,875	4,038
Lennar Corp. Class B	63,528	3,544

		2,540,410

Consumer Staples (3.2%)
Whole Foods Market, Inc.	928,117	61,664
UST, Inc.	1,102,744	45,874
Bunge Ltd.	752,197	41,905
* Dean Foods Co.	907,462	35,237
* Constellation Brands, Inc. Class A	1,329,312	33,299
Molson Coors Brewing Co. Class B	471,035	32,322
The Pepsi Bottling Group, Inc.	973,102	29,573
SuperValu Inc.	918,320	28,303
McCormick & Co., Inc.	803,697	27,213
Carolina Group	524,721	24,804
Alberto-Culver Co. Class B	527,149	23,316
Tyson Foods, Inc.	1,524,512	20,947
* Energizer Holdings, Inc.	394,592	20,913
Brown-Forman Corp. Class B	264,036	20,323
* Smithfield Foods, Inc.	595,898	17,484
Hormel Foods Corp.	508,929	17,202
J.M. Smucker Co.	372,167	14,775
PepsiAmericas, Inc.	449,117	10,981

		506,135

Energy (10.9%)
* Weatherford International Ltd.	2,343,062	107,195
GlobalSantaFe Corp.	1,646,182	100,006
Peabody Energy Corp.	1,772,593	89,356
Amerada Hess Corp.	564,465	80,380
* Nabors Industries, Inc.	1,061,498	75,982
BJ Services Co.	2,182,766	75,524
Noble Corp.	922,758	74,836
* National Oilwell Varco Inc.	1,159,804	74,367
Chesapeake Energy Corp.	2,348,359	73,762
Sunoco, Inc.	917,550	71,174
Kinder Morgan, Inc.	728,705	67,034
* Ultra Petroleum Corp.	1,041,943	64,923
Murphy Oil Corp.	1,125,580	56,076
Smith International, Inc.	1,431,705	55,779
El Paso Corp.	4,444,690	53,559
ENSCO International, Inc.	1,033,226	53,159
Noble Energy, Inc.	1,179,382	51,798
CONSOL Energy, Inc.	623,162	46,214
^ Diamond Offshore Drilling, Inc.	433,879	38,832
Pioneer Natural Resources Co.	866,528	38,344
* Grant Prideco, Inc.	866,861	37,136
Patterson-UTI Energy, Inc.	1,106,830	35,374
* Southwestern Energy Co.	1,098,374	35,357
* Newfield Exploration Co.	814,972	34,147
* Cooper Cameron Corp.	764,779	33,711
* Pride International, Inc.	1,068,303	33,310
Arch Coal, Inc.	436,148	33,121
Rowan Cos., Inc.	737,498	32,420
Tesoro Petroleum Corp.	465,308	31,799
Cimarex Energy Co.	555,622	24,036
Pogo Producing Co.	404,090	20,306

		1,699,017

Financials (19.9%)
ProLogis REIT	1,641,230	87,806
Vornado Realty Trust REIT	852,640	81,853
General Growth Properties Inc. REIT	1,528,859	74,715
CIT Group Inc.	1,346,654	72,073
Boston Properties, Inc. REIT	758,434	70,724
Archstone-Smith Trust REIT	1,428,983	69,691
Ameriprise Financial, Inc.	1,516,446	68,331
* E*TRADE Financial Corp.	2,520,210	67,995
T. Rowe Price Group Inc.	792,869	62,010
Kimco Realty Corp. REIT	1,404,569	57,082
Zions Bancorp	668,746	55,325
Avalonbay Communities, Inc. REIT	495,681	54,079
Sovereign Bancorp, Inc.	2,407,664	52,752
Hudson City Bancorp, Inc.	3,826,865	50,859
Host Marriott Corp. REIT	2,263,637	48,442
Public Storage, Inc. REIT	566,140	45,988
Plum Creek Timber Co. Inc. REIT	1,240,845	45,824
Synovus Financial Corp.	1,684,370	45,630
W.R. Berkley Corp.	773,240	44,894
Cincinnati Financial Corp.	1,060,021	44,595
TD Ameritrade Holding Corp.	2,031,378	42,395
Safeco Corp.	832,858	41,818
UnumProvident Corp.	2,009,169	41,148
^ Commerce Bancorp, Inc.	1,112,252	40,764
MGIC Investment Corp.	611,767	40,762
Everest Re Group, Ltd.	435,690	40,680
Compass Bancshares Inc.	797,640	40,369
Torchmark Corp.	699,639	39,949
Fidelity National Financial, Inc.	1,111,428	39,489
Huntington Bancshares Inc.	1,624,236	39,193
Developers Diversified Realty Corp. REIT	697,254	38,175
Assurant, Inc.	750,146	36,945
Popular, Inc.	1,778,956	36,931
Duke Realty Corp. REIT	926,754	35,170
The Macerich Co. REIT	468,348	34,634
* CB Richard Ellis Group, Inc.	419,701	33,870
Radian Group, Inc.	559,821	33,729
Janus Capital Group Inc.	1,454,317	33,697
First Horizon National Corp.	807,072	33,615
Leucadia National Corp.	546,592	32,610
Old Republic International Corp.	1,467,059	32,011
Mercantile Bankshares Corp.	830,169	31,920
AMB Property Corp. REIT	576,222	31,272
Regency Centers Corp. REIT	457,706	30,753
The St. Joe Co.	482,395	30,314
Apartment Investment & Management Co. Class A REIT	645,293	30,264
^ American Capital Strategies, Ltd.	859,969	30,237
White Mountains Insurance Group Inc.	50,856	30,234
iStar Financial Inc. REIT	762,689	29,196
^ Allied Capital Corp.	939,324	28,743
^ New York Community Bancorp, Inc.	1,636,638	28,674
* AmeriCredit Corp.	922,372	28,344
Associated Banc-Corp	828,239	28,144
^ Liberty Property Trust REIT	595,030	28,062
The PMI Group Inc.	603,851	27,729
Brown & Brown, Inc.	792,771	26,320
Health Care Properties Investors REIT	916,135	26,018
A.G. Edwards & Sons, Inc.	517,204	25,788
Nuveen Investments, Inc. Class A	518,529	24,967
PartnerRe Ltd.	381,162	23,666
Weingarten Realty Investors REIT	572,185	23,317
TD Banknorth, Inc.	794,061	23,306
Axis Capital Holdings Ltd.	758,745	22,686
Federated Investors, Inc.	578,261	22,581
Protective Life Corp.	446,507	22,209
City National Corp.	281,799	21,639
First American Corp.	549,592	21,522
Hospitality Properties Trust REIT	482,745	21,081
TCF Financial Corp.	811,891	20,906
Independence Community Bank Corp.	495,486	20,652
Investors Financial Services Corp.	438,272	20,542
Commerce Bancshares, Inc.	396,262	20,475
Eaton Vance Corp.	742,988	20,343
Forest City Enterprise Class A	427,733	20,168
* Markel Corp.	59,114	19,962
Astoria Financial Corp.	642,863	19,903
RenaissanceRe Holdings Ltd.	454,522	19,826
Fulton Financial Corp.	1,105,287	19,011
CapitalSource Inc. REIT	743,488	18,498
Valley National Bancorp	709,843	18,186
New Plan Excel Realty Trust REIT	700,266	18,165
Arthur J. Gallagher & Co.	639,638	17,788
SEI Investments Co.	433,432	17,567
Nationwide Financial Services, Inc.	384,357	16,535
Unitrin, Inc.	323,273	15,035
Mercury General Corp.	256,657	14,090
BlackRock, Inc.	99,114	13,876
People's Bank	378,060	12,381
Transatlantic Holdings, Inc.	176,631	10,324
Erie Indemnity Co. Class A	187,131	9,851
BOK Financial Corp.	156,059	7,421
Student Loan Corp.	26,762	6,236
^ Fidelity National Title Group, Inc. Class A	194,549	4,430

		3,109,779

Health Care (10.6%)
* Celgene Corp.	2,286,413	101,105
* Express Scripts Inc.	834,415	73,345
AmerisourceBergen Corp.	1,399,376	67,548
* MedImmune Inc.	1,658,634	60,673
* Coventry Health Care Inc.	1,095,136	59,115
* Fisher Scientific International Inc.	826,614	56,251
* Humana Inc.	1,042,534	54,889
* Laboratory Corp. of America Holdings	896,095	52,404
* Varian Medical Systems, Inc.	882,189	49,544
C.R. Bard, Inc.	706,977	47,940
Omnicare, Inc.	807,879	44,425
* DaVita, Inc.	685,626	41,282
* Barr Pharmaceuticals Inc.	652,870	41,118
* Hospira, Inc.	1,030,252	40,654
* Thermo Electron Corp.	1,093,878	40,572
IMS Health, Inc.	1,562,074	40,255
* Health Net Inc.	771,994	39,233
Health Management Associates Class A	1,662,766	35,866
* Sepracor Inc.	715,303	34,914
Applera Corp.-Applied Biosystems Group	1,266,936	34,385
Mylan Laboratories, Inc.	1,451,659	33,969
*^ Amylin Pharmaceuticals, Inc.	689,738	33,763
* Waters Corp.	746,195	32,198
DENTSPLY International Inc.	503,707	29,291
* Henry Schein, Inc.	587,770	28,131
* King Pharmaceuticals, Inc.	1,630,390	28,124
* Endo Pharmaceuticals Holdings, Inc.	851,607	27,941
* Intuitive Surgical, Inc.	226,194	26,691
* Lincare Holdings, Inc.	655,778	25,549
* Millipore Corp.	349,530	25,537
* Invitrogen Corp.	356,395	24,994
* Patterson Cos	697,540	24,553
* Triad Hospitals, Inc.	580,941	24,341
Manor Care, Inc.	533,519	23,662
* Cephalon, Inc.	391,835	23,608
* Tenet Healthcare Corp.	3,165,452	23,361
Bausch & Lomb, Inc.	361,677	23,039
Beckman Coulter, Inc.	419,141	22,873
* Community Health Systems, Inc.	597,019	21,582
* Millennium Pharmaceuticals, Inc.	2,093,697	21,167
Hillenbrand Industries, Inc.	369,162	20,300
* Emdeon Corp.	1,865,825	20,151
* Watson Pharmaceuticals, Inc.	649,032	18,653
Universal Health Services Class B	341,894	17,365
*^ ImClone Systems, Inc.	450,315	15,320
* Kinetic Concepts, Inc.	281,226	11,578
*^ American Pharmaceuticals Partners, Inc.	146,179	4,165

		1,647,424

Industrials (10.3%)
CSX Corp.	1,464,305	87,565
Rockwell Automation, Inc.	1,207,491	86,831
Textron, Inc.	803,097	75,001
ITT Industries, Inc.	1,182,738	66,494
L-3 Communications Holdings, Inc.	769,351	66,003
Rockwell Collins, Inc.	1,164,575	65,624
Parker Hannifin Corp.	807,322	65,078
Expeditors International of Washington, Inc.	718,695	62,088
Cooper Industries, Inc. Class A	617,664	53,675
C.H. Robinson Worldwide Inc.	1,083,747	53,201
Precision Castparts Corp.	895,200	53,175
American Standard Cos., Inc.	1,204,083	51,607
Fluor Corp.	585,350	50,223
Joy Global Inc.	819,185	48,963
R.R. Donnelley & Sons Co.	1,380,158	45,159
Robert Half International, Inc.	1,090,812	42,116
Fastenal Co.	865,660	40,980
Republic Services, Inc. Class A	935,282	39,759
W.W. Grainger, Inc.	512,577	38,623
* Monster Worldwide Inc.	757,972	37,792
Avery Dennison Corp.	633,039	37,020
Goodrich Corp.	787,286	34,334
* The Dun & Bradstreet Corp.	447,690	34,329
Manpower Inc.	588,912	33,674
Equifax, Inc.	875,677	32,610
* Jacobs Engineering Group Inc.	370,565	32,143
Cummins Inc.	284,156	29,865
American Power Conversion Corp.	1,185,331	27,393
* ChoicePoint Inc.	604,741	27,062
Pentair, Inc.	648,245	26,416
Pall Corp.	837,982	26,137
Aramark Corp. Class B	802,792	23,714
SPX Corp.	443,790	23,707
*^ Allied Waste Industries, Inc.	1,555,271	19,037
* Alliant Techsystems, Inc.	245,720	18,962
Hubbell Inc. Class B	345,089	17,689
J.B. Hunt Transport Services, Inc.	779,336	16,787
*^ JetBlue Airways Corp.	967,708	10,374

		1,601,210

Information Technology (14.8%)
* Network Appliance, Inc.	2,356,004	84,887
Seagate Technology	2,786,239	73,362
* SanDisk Corp.	1,241,077	71,387
* Computer Sciences Corp.	1,247,062	69,274
National Semiconductor Corp.	2,316,619	64,495
* NVIDIA Corp.	1,096,181	62,767
* Autodesk, Inc.	1,558,608	60,038
* Cognizant Technology Solutions Corp.	931,733	55,429
* Freescale Semiconductor, Inc. Class A	1,911,954	53,171
* Fiserv, Inc.	1,243,742	52,921
* NCR Corp.	1,237,725	51,725
Microchip Technology, Inc.	1,416,911	51,434
* Altera Corp.	2,443,411	50,432
* Jabil Circuit, Inc.	1,172,893	50,270
* Affiliated Computer Services, Inc. Class A	782,198	46,666
* Tellabs, Inc.	2,872,295	45,669
* Citrix Systems, Inc.	1,188,930	45,060
* MEMC Electronic Materials, Inc.	1,183,268	43,686
Harris Corp.	901,913	42,651
* JDS Uniphase Corp.	10,210,155	42,576
* VeriSign, Inc.	1,728,022	41,455
* Flextronics International Ltd.	3,866,838	40,022
* LAM Research Corp.	916,907	39,427
* Lexmark International, Inc.	782,450	35,508
* Cadence Design Systems, Inc.	1,873,974	34,650
* BEA Systems, Inc.	2,496,069	32,773
* Avaya Inc.	2,891,614	32,675
* Comverse Technology, Inc.	1,357,274	31,937
* Red Hat, Inc.	1,133,426	31,713
* BMC Software, Inc.	1,458,381	31,589
Amphenol Corp.	599,319	31,272
* LSI Logic Corp.	2,641,041	30,530
Intersil Corp.	1,041,656	30,125
* NAVTEQ Corp.	553,669	28,043
* McAfee Inc.	1,131,231	27,523
* Iron Mountain, Inc.	663,237	27,020
* CheckFree Corp.	520,102	26,265
* Arrow Electronics, Inc.	806,259	26,018
CDW Corp.	430,885	25,358
* Activision, Inc.	1,838,814	25,357
* Ceridian Corp.	979,663	24,932
* Solectron Corp.	6,131,219	24,525
* Freescale Semiconductor, Inc. Class B	854,337	23,725
* DST Systems, Inc.	386,450	22,391
Molex, Inc.	673,338	22,355
* Alliance Data Systems Corp.	470,267	21,994
* Synopsys, Inc.	983,976	21,992
* Novellus Systems, Inc.	899,547	21,589
* QLogic Corp.	1,085,339	21,001
Sabre Holdings Corp.	885,025	20,825
* Teradyne, Inc.	1,321,557	20,497
* Compuware Corp.	2,613,092	20,461
* Zebra Technologies Corp. Class A	448,572	20,060
Tektronix, Inc.	559,733	19,988
* International Rectifier Corp.	477,526	19,784
* Novell, Inc.	2,563,925	19,691
Diebold, Inc.	465,388	19,127
* Ingram Micro, Inc. Class A	919,543	18,391
* Agere Systems Inc.	1,219,197	18,337
Fidelity National Information Services, Inc.	449,023	18,208
Symbol Technologies, Inc.	1,686,180	17,840
Fair Isaac, Inc.	438,353	17,368
* Vishay Intertechnology, Inc.	1,135,932	16,176
* Unisys Corp.	2,287,852	15,763
* Fairchild Semiconductor International, Inc.	805,320	15,357
* Sanmina-SCI Corp.	3,523,595	14,447
National Instruments Corp.	372,451	12,149
* Hewitt Associates, Inc.	358,451	10,660
Molex, Inc. Class A	284,015	8,441
AVX Corp.	404,964	7,168
Total System Services, Inc.	264,055	5,259

		2,307,661

Materials (5.3%)
Nucor Corp.	1,048,932	109,918
Freeport-McMoRan Copper & Gold, Inc. Class B	1,247,045	74,536
Vulcan Materials Co.	686,448	59,481
United States Steel Corp.	764,348	46,381
Allegheny Technologies Inc.	560,247	34,276
MeadWestvaco Corp.	1,223,533	33,415
Sealed Air Corp.	558,768	32,336
Temple-Inland Inc.	718,895	32,027
Engelhard Corp.	808,523	32,026
Ashland, Inc.	450,307	32,008
Sigma-Aldrich Corp.	453,436	29,832
Lyondell Chemical Co.	1,498,412	29,818
Ball Corp.	666,440	29,210
Eastman Chemical Co.	549,419	28,119
* Pactiv Corp.	966,282	23,713
* Smurfit-Stone Container Corp.	1,711,937	23,231
Sonoco Products Co.	635,042	21,509
Bemis Co., Inc.	674,665	21,306
Chemtura Corp.	1,566,951	18,459
International Flavors & Fragrances, Inc.	532,579	18,278
Lafarge North America Inc.	216,903	18,220
Valspar Corp.	650,920	18,141
* Owens-Illinois, Inc.	1,024,725	17,799
* The Mosaic Co.	896,448	12,864
Packaging Corp. of America	556,909	12,497
* Huntsman Corp.	592,219	11,430

		820,830

Telecommunication Services (2.5%)
* American Tower Corp. Class A	2,775,862	84,164
* Qwest Communications International Inc.	10,656,684	72,465
* NII Holdings Inc.	916,543	54,049
* Crown Castle International Corp.	1,438,898	40,793
CenturyTel, Inc.	839,078	32,825
Citizens Communications Co.	2,251,357	29,876
* Nextel Partners, Inc.	1,003,751	28,426
Telephone & Data Systems, Inc.	414,689	16,355
Telephone & Data Systems, Inc. - Special Common Shares	280,165	10,576
PanAmSat Holding Corp.	369,314	9,166
* U.S. Cellular Corp.	108,087	6,416

		385,111

Utilities (6.1%)
PPL Corp.	2,562,333	75,333
Sempra Energy	1,559,681	72,463
* AES Corp.	4,182,616	71,355
Constellation Energy Group, Inc.	1,203,158	65,825
Xcel Energy, Inc.	2,715,991	49,295
DTE Energy Co.	1,198,755	48,058
KeySpan Corp.	1,175,429	48,040
Cinergy Corp.	906,325	41,156
Questar Corp.	575,014	40,280
* Allegheny Energy, Inc.	1,097,985	37,167
NiSource, Inc.	1,837,969	37,164
Wisconsin Energy Corp.	788,821	31,545
* NRG Energy, Inc.	692,643	31,321
Pepco Holdings, Inc.	1,277,879	29,123
SCANA Corp.	733,328	28,776
Equitable Resources, Inc.	774,271	28,269
Pinnacle West Capital Corp.	667,648	26,105
Alliant Energy Corp.	788,129	24,802
MDU Resources Group, Inc.	727,527	24,336
Energy East Corp.	995,999	24,203
DPL Inc.	860,017	23,220
TECO Energy, Inc.	1,403,549	22,625
CenterPoint Energy Inc.	1,882,156	22,454
* Reliant Energy, Inc.	2,054,608	21,738
NSTAR	716,879	20,510

		945,163

Total Common Stocks
(Cost $11,906,712)	15,562,740

Temporary Cash Investments (2.0%)

Money Market Fund (2.0%)
1 Vanguard Market Liquidity Fund, 4.715%	311,325,525	311,326

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	2,000	1,998

Total Temporary Cash Investments
(Cost $313,323)		313,324

Total Investments (101.9%)
(Cost $12,220,035)		15,876,064

Other Assets and Liabilities—Net (-1.9%)		(292,787)

Net Assets (100%)		15,583,277

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $12,220,035,000. Net unrealized appreciation of investment securities for tax purposes was $3,656,029,000, consisting of unrealized gains of $3,855,919,000 on securities that had risen in value since their purchase and $199,890,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	60	23,952	719

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Value Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (12.9%)
BorgWarner, Inc.	277,764	16,677
Claire's Stores, Inc.	412,842	14,990
Beazer Homes USA, Inc.	202,979	13,336
* AnnTaylor Stores Corp.	354,241	13,033
Service Corp. International	1,445,107	11,272
Snap-On Inc.	282,110	10,754
* Saks Inc.	553,125	10,675
OfficeMax, Inc.	344,436	10,392
* Rent-A-Center, Inc.	345,714	8,847
* Charming Shoppes, Inc.	590,913	8,787
Dillard's Inc.	324,914	8,461
Borders Group, Inc.	325,086	8,205
* Quiksilver, Inc.	589,549	8,171
* Payless ShoeSource, Inc.	332,084	7,601
Regis Corp.	220,357	7,598
* Jack in the Box Inc.	173,088	7,529
* Tommy Hilfiger Corp.	448,866	7,393
* Aztar Corp.	173,968	7,305
Orient-Express Hotel Ltd.	182,209	7,148
Phillips-Van Heusen Corp.	183,871	7,026
Standard Pacific Corp.	206,309	6,936
MDC Holdings, Inc.	105,816	6,805
Reader's Digest Association, Inc.	455,817	6,723
Ryland Group, Inc.	96,677	6,709
Ethan Allen Interiors, Inc.	154,370	6,487
American Greetings Corp. Class A	299,445	6,474
Lee Enterprises, Inc.	186,814	6,219
Wolverine World Wide, Inc.	276,996	6,130
^ Lear Corp.	327,047	5,799
Furniture Brands International Inc.	235,178	5,764
Callaway Golf Co.	334,985	5,762
* The Goodyear Tire & Rubber Co.	386,628	5,598
* Live Nation	280,839	5,572
Tupperware Corp.	262,939	5,414
Bob Evans Farms, Inc.	172,660	5,130
Group 1 Automotive, Inc.	107,101	5,092
CBRL Group, Inc.	113,783	4,996
Building Materials Holding Corp.	139,962	4,988
Pier 1 Imports Inc.	422,186	4,902
* WCI Communities, Inc.	172,755	4,806
Media General, Inc. Class A	102,962	4,800
* Scholastic Corp.	174,340	4,665
*^ Six Flags, Inc.	453,430	4,616
Entercom Communications Corp.	164,925	4,605
ArvinMeritor, Inc.	308,262	4,596
* LKQ Corp.	220,798	4,595
Brown Shoe Co., Inc.	85,063	4,464
Burlington Coat Factory Warehouse Corp.	98,138	4,460
Modine Manufacturing Co.	150,965	4,453
* The Sports Authority, Inc.	119,910	4,425
United Auto Group, Inc.	102,654	4,414
^ La-Z-Boy Inc.	251,519	4,276
Kellwood Co.	135,707	4,260
Cooper Tire & Rubber Co.	284,018	4,073
Sonic Automotive, Inc.	145,583	4,041
IHOP Corp.	82,290	3,945
* TRW Automotive Holdings Corp.	168,926	3,936
* Big Lots Inc.	277,552	3,875
Westwood One, Inc.	344,398	3,802
American Axle & Manufacturing Holdings, Inc.	210,745	3,610
Oxford Industries, Inc.	70,560	3,608
Cato Corp. Class A	149,093	3,557
* JAKKS Pacific, Inc.	124,352	3,325
Ameristar Casinos, Inc.	122,269	3,153
Talbots Inc.	117,177	3,149
* Meritage Corp.	56,529	3,107
Landry's Restaurants, Inc.	84,117	2,972
* Ryan's Restaurant Group, Inc.	204,573	2,966
* CSK Auto Corp.	212,950	2,954
Blyth, Inc.	139,515	2,933
* Helen of Troy Ltd.	138,081	2,927
Speedway Motorsports, Inc.	74,813	2,859
* Source Interlink Cos., Inc.	249,486	2,844
Citadel Broadcasting Corp.	256,046	2,840
* Skechers U.S.A., Inc.	113,585	2,832
M/I Homes, Inc.	59,357	2,790
Stewart Enterprises, Inc. Class A	485,771	2,774
* Cumulus Media Inc.	238,929	2,690
Lithia Motors, Inc.	75,879	2,633
Hollinger International, Inc.	310,731	2,604
Lone Star Steakhouse & Saloon, Inc.	90,683	2,577
* K2 Inc.	205,162	2,575
* Cox Radio, Inc.	191,580	2,571
The Stride Rite Corp.	176,588	2,557
* Hovnanian Enterprises Inc. Class A	56,199	2,469
Journal Communications, Inc.	198,865	2,466
* Aftermarket Technology Corp.	100,234	2,266
Steven Madden, Ltd.	63,401	2,251
Russell Corp.	160,718	2,218
Bandag, Inc.	52,454	2,196
^ Superior Industries International, Inc.	110,339	2,136
Courier Corp.	48,022	2,129
* Prestige Brands Holdings Inc.	170,324	2,073
The Marcus Corp.	103,888	2,073
Technical Olympic USA, Inc.	101,626	2,068
AFC Enterprises, Inc.	147,525	2,051
* O'Charley's Inc.	108,844	2,009
^ Oakley, Inc.	117,548	2,001
Stage Stores, Inc.	66,472	1,978
Movado Group, Inc.	85,556	1,975
Jackson Hewitt Tax Service Inc.	62,455	1,972
* Multimedia Games Inc.	125,278	1,864
* Cost Plus, Inc.	107,407	1,837
Monaco Coach Corp.	136,708	1,832
Levitt Corp. Class A	81,616	1,799
Gray Television, Inc.	209,892	1,763
* Alderwoods Group, Inc.	98,442	1,762
The Buckle, Inc.	42,953	1,759
Kimball International, Inc. Class B	114,358	1,720
Domino's Pizza, Inc.	56,751	1,620
Churchill Downs, Inc.	41,416	1,587
World Wrestling Entertainment, Inc.	93,768	1,585
Journal Register Co.	129,198	1,574
Kenneth Cole Productions, Inc.	56,143	1,555
CSS Industries, Inc.	46,293	1,516
* Earle M. Jorgensen Co.	97,837	1,482
Skyline Corp.	34,720	1,437
* Visteon Corp.	312,280	1,436
Arctic Cat, Inc.	58,680	1,412
The Pep Boys (Manny, Moe & Jack)	87,980	1,329
Sauer-Danfoss, Inc.	57,827	1,327
* Fisher Communications, Inc.	29,638	1,326
*^ Jo-Ann Stores, Inc.	95,050	1,279
Haverty Furniture Cos., Inc.	88,655	1,272
* Asbury Automotive Group, Inc.	64,126	1,265
* Interface, Inc.	89,522	1,236
Finish Line, Inc.	74,118	1,219
*^ Krispy Kreme Doughnuts, Inc.	134,759	1,210
* RC2 Corp.	29,953	1,192
* Lin TV Corp.	131,505	1,184
^ Blockbuster Inc. Class A	292,527	1,161
* WMS Industries, Inc.	37,759	1,137
* Audiovox Corp.	94,419	1,127
* West Marine, Inc.	72,306	1,085
* Fleetwood Enterprises, Inc.	95,472	1,066
* Radio One, Inc. Class D	137,657	1,027
* 4Kids Entertainment Inc.	58,762	1,010
Handleman Co.	99,456	955
Dover Downs Gaming & Entertainment, Inc.	42,014	914
Russ Berrie and Co., Inc.	55,275	840
Sturm, Ruger & Co., Inc.	104,582	835
^ Nautilus Inc.	50,823	760
*^ Martha Stewart Living Omnimedia, Inc.	41,916	707
Xerium Technologies Inc.	73,790	693
* FTD Group, Inc.	70,856	687
*^ Magna Entertainment Corp. Class A	100,768	684
* A.C. Moore Arts & Crafts, Inc.	35,675	656
Deb Shops, Inc.	21,141	628
Blockbuster Inc. Class B	173,742	622
^ Movie Gallery, Inc.	129,316	391
* Regent Communications, Inc.	57,874	267
Bandag, Inc. Class A	6,541	234
* Triple Crown Media, Inc.	19,418	115
* Radio One, Inc.	1,063	8

		564,533

Consumer Staples (2.6%)
Del Monte Foods Co.	971,044	11,517
* BJ's Wholesale Club, Inc.	329,263	10,375
Corn Products International, Inc.	341,286	10,092
Longs Drug Stores, Inc.	136,910	6,336
* Performance Food Group Co.	183,008	5,708
Lancaster Colony Corp.	133,254	5,597
* Ralcorp Holdings, Inc.	144,428	5,495
Delta & Pine Land Co.	166,710	5,028
* Hain Celestial Group, Inc.	176,512	4,623
Universal Corp. (VA)	125,217	4,604
Ruddick Corp.	173,258	4,212
* Spectrum Brands Inc.	185,605	4,031
* TreeHouse Foods Inc.	151,437	4,021
Chiquita Brands International, Inc.	204,402	3,428
* Elizabeth Arden, Inc.	129,323	3,016
WD-40 Co.	77,142	2,380
^ Vector Group Ltd.	121,311	2,312
Lance, Inc.	101,741	2,289
J & J Snack Foods Corp.	66,566	2,236
* Herbalife Ltd.	65,119	2,199
Weis Markets, Inc.	46,170	2,058
Alliance One International, Inc.	416,012	2,022
The Topps Co., Inc.	188,237	1,651
* The Great Atlantic & Pacific Tea Co., Inc.	44,873	1,567
Tootsie Roll Industries, Inc.	53,212	1,558
Premium Standard Farms Inc.	76,149	1,336
Sanderson Farms, Inc.	48,190	1,079
Ingles Markets, Inc.	58,307	1,039
* Gold Kist Inc.	74,435	941
Alico, Inc.	19,753	898
Farmer Brothers, Inc.	39,051	871
Coca-Cola Bottling Co.	9,512	438

		114,957

Energy (3.0%)
* Forest Oil Corp.	272,384	10,127
* Kinder Morgan Management, LLC	225,746	9,933
Cabot Oil & Gas Corp.	154,870	7,423
* Lone Star Technologies, Inc.	133,913	7,420
* Houston Exploration Co.	140,656	7,413
* Universal Compression Holdings, Inc.	145,373	7,366
* Whiting Petroleum Corp.	179,301	7,350
Overseas Shipholding Group Inc.	134,400	6,442
Tidewater Inc.	98,032	5,414
* Swift Energy Co.	139,910	5,241
* Stone Energy Corp.	117,995	5,207
USEC Inc.	421,175	5,075
* Veritas DGC Inc.	109,851	4,986
Western Gas Resources, Inc.	95,451	4,606
* Maverick Tube Corp.	84,729	4,490
OMI Corp.	234,460	4,225
* Hanover Compressor Co.	211,280	3,934
General Maritime Corp.	113,061	3,769
Lufkin Industries, Inc.	64,117	3,555
*^ Cheniere Energy, Inc.	87,554	3,552
* Mariner Energy Inc.	166,014	3,405
* Bristow Group, Inc.	107,741	3,329
Penn Virginia Corp.	45,059	3,199
*^ Enbridge Energy Management LLC	48,654	2,076
* Harvest Natural Resources, Inc.	184,318	1,792
* The Meridian Resource Corp.	423,426	1,715
Resource America, Inc.	80,169	1,597
W&T Offshore, Inc.	27,9 65	1,127

		135,768

Financials (37.6%)
SL Green Realty Corp. REIT	205,142	20,822
Federal Realty Investment Trust REIT	256,926	19,321
United Dominion Realty Trust REIT	668,366	19,075
Reckson Associates Realty Corp. REIT	402,252	18,431
* Conseco, Inc.	737,094	18,295
Camden Property Trust REIT	253,831	18,289
Colonial BancGroup, Inc.	676,169	16,904
Rayonier Inc. REIT	369,609	16,850
Shurgard Storage Centers, Inc. Class A REIT	243,222	16,206
Ventas, Inc. REIT	452,605	15,017
Arden Realty Group, Inc. REIT	326,376	14,729
StanCorp Financial Group, Inc.	269,276	14,571
Mack-Cali Realty Corp. REIT	301,468	14,470
Pan Pacific Retail Properties, Inc. REIT	198,198	14,052
BRE Properties Inc. Class A REIT	249,425	13,968
^ Thornburg Mortgage, Inc. REIT	507,034	13,720
Hanover Insurance Group Inc.	261,558	13,711
Brandywine Realty Trust REIT	430,983	13,688
Bank of Hawaii Corp.	250,021	13,329
Wilmington Trust Corp.	297,404	12,892
IndyMac Bancorp, Inc.	312,620	12,796
Cullen/Frost Bankers, Inc.	237,862	12,785
Webster Financial Corp.	261,527	12,674
CarrAmerica Realty Corp. REIT	282,278	12,592
Sky Financial Group, Inc.	472,884	12,531
CBL & Associates Properties, Inc. REIT	295,006	12,523
HRPT Properties Trust REIT	1,022,583	12,005
Raymond James Financial, Inc.	404,723	11,964
Trizec Properties, Inc. REIT	456,498	11,746
Essex Property Trust, Inc. REIT	105,694	11,492
AmerUs Group Co.	188,296	11,343
^ New Century Financial Corp. REIT	244,222	11,239
Kilroy Realty Corp. REIT	140,756	10,875
Health Care Inc. REIT	280,649	10,693
Realty Income Corp. REIT	433,970	10,506
Alexandria Real Estate Equities, Inc. REIT	109,456	10,434
Whitney Holdings Corp.	292,903	10,386
Colonial Properties Trust REIT	207,100	10,382
Taubman Co. REIT	247,194	10,301
Potlatch Corp. REIT	240,141	10,288
Washington Federal Inc.	423,319	10,244
Crescent Real Estate, Inc. REIT	467,955	9,860
Ohio Casualty Corp.	309,659	9,816
* Philadelphia Consolidated Holding Corp.	286,464	9,780
FirstMerit Corp.	384,511	9,482
First Industrial Realty Trust REIT	216,507	9,243
The South Financial Group, Inc.	345,619	9,038
* Arch Capital Group Ltd.	155,551	8,982
Endurance Specialty Holdings Ltd.	273,225	8,893
First Midwest Bancorp, Inc.	240,093	8,780
KKR Financial Corp. REIT	391,342	8,778
Healthcare Realty Trust Inc. REIT	232,495	8,691
American Financial Group, Inc.	207,713	8,643
Post Properties, Inc. REIT	188,471	8,387
Corporate Office Properties Trust, Inc. REIT	183,175	8,378
BancorpSouth, Inc.	342,875	8,232
Westamerica Bancorporation	156,249	8,112
Platinum Underwriters Holdings, Ltd.	277,721	8,082
Sunstone Hotel Investors, Inc. REIT	277,963	8,053
Pennsylvania REIT	178,796	7,867
Maguire Properties, Inc. REIT	215,050	7,849
NewAlliance Bancshares, Inc.	541,514	7,814
First Niagara Financial Group, Inc.	523,776	7,679
Nationwide Health Properties, Inc. REIT	355,875	7,651
Highwood Properties, Inc. REIT	223,638	7,543
Home Properties, Inc. REIT	147,180	7,521
* ProAssurance Corp.	143,691	7,472
Washington REIT	205,187	7,452
Aspen Insurance Holdings Ltd.	301,560	7,436
^ Annaly Mortgage Management Inc. REIT	602,224	7,311
Trustmark Corp.	230,972	7,308
American Financial Realty Trust REIT	626,856	7,303
Selective Insurance Group	137,314	7,278
^ Friedman, Billings, Ramsey Group, Inc. REIT	774,552	7,265
Pacific Capital Bancorp	213,182	7,214
Reinsurance Group of America, Inc.	152,391	7,207
The Phoenix Cos., Inc.	439,866	7,170
American Home Mortgage Investment Corp. REIT	229,329	7,157
Old National Bancorp	329,760	7,136
Fremont General Corp.	322,310	6,949
Downey Financial Corp.	101,700	6,844
Greater Bay Bancorp	245,670	6,815
IPC Holdings Ltd.	242,613	6,805
BioMed Realty Trust, Inc. REIT	227,090	6,731
United Bankshares, Inc.	174,491	6,678
Texas Regional Bancshares, Inc.	226,236	6,672
Strategic Hotels and Resorts, Inc. REIT	285,364	6,643
* Knight Capital Group, Inc. Class A	473,876	6,601
Chittenden Corp.	226,651	6,566
HCC Insurance Holdings, Inc.	188,272	6,552
Assured Guaranty Ltd.	256,540	6,414
^ Montpelier Re Holdings Ltd.	390,882	6,371
Senior Housing Properties Trust REIT	349,859	6,332
MAF Bancorp, Inc.	142,405	6,233
Cousins Properties, Inc. REIT	184,676	6,174
Commerce Group, Inc.	114,791	6,066
Susquehanna Bancshares, Inc.	227,934	5,874
Umpqua Holdings Corp.	205,935	5,869
Park National Corp.	54,902	5,847
Commercial Net Lease Realty REIT	250,623	5,840
Provident Bankshares Corp.	159,992	5,832
Longview Fibre Co. REIT	223,866	5,785
Provident Financial Services Inc.	307,393	5,564
Mid-America Apartment Communities, Inc. REIT	100,629	5,509
LandAmerica Financial Group, Inc.	80,483	5,461
* Piper Jaffray Cos., Inc.	96,425	5,303
Franklin Street Properties Corp. REIT	250,506	5,298
Lexington Corporate Properties Trust REIT	252,985	5,275
Doral Financial Corp.	446,794	5,160
UMB Financial Corp.	73,362	5,152
Tanger Factory Outlet Centers, Inc. REIT	149,614	5,148
Hancock Holding Co.	110,198	5,126
Inland Real Estate Corp. REIT	312,033	5,089
EastGroup Properties, Inc. REIT	107,199	5,086
LaSalle Hotel Properties REIT	123,119	5,048
Glimcher Realty Trust REIT	177,679	5,046
Mills Corp. REIT	179,193	5,017
First Citizens BancShares Class A	25,577	4,936
Jefferies Group, Inc.	84,072	4,918
Central Pacific Financial Co.	133,206	4,891
Newcastle Investment Corp. REIT	203,168	4,860
Corus Bankshares Inc.	81,508	4,845
Citizens Banking Corp.	178,221	4,785
^ Novastar Financial, Inc. REIT	142,739	4,773
Entertainment Properties Trust REIT	113,402	4,761
U-Store-It Trust REIT	235,994	4,755
Spirit Finance Corp. REIT	388,697	4,742
First Community Bancorp	82,099	4,734
Redwood Trust, Inc. REIT	108,382	4,695
Delphi Financial Group, Inc.	90,826	4,689
Trustreet Properties, Inc. REIT	305,697	4,644
Max Re Capital Ltd.	194,723	4,634
Sovran Self Storage, Inc. REIT	83,352	4,601
*^ First Federal Financial Corp.	76,449	4,572
Heritage Property Investment Trust REIT	115,362	4,567
Alabama National BanCorporation	66,581	4,554
F.N.B. Corp.	265,239	4,536
Glacier Bancorp, Inc.	145,078	4,505
Equity One, Inc. REIT	182,818	4,490
TrustCo Bank NY	364,628	4,438
PS Business Parks, Inc. REIT	79,169	4,427
Brookline Bancorp, Inc.	284,992	4,415
W Holding Co., Inc.	559,284	4,402
First BanCorp Puerto Rico	353,930	4,375
First Republic Bank	114,707	4,338
Frontier Financial Corp.	131,201	4,335
Digital Realty Trust, Inc. REIT	153,224	4,316
First Commonwealth Financial Corp.	291,007	4,266
Equity Inns, Inc. REIT	263,069	4,262
Infinity Property & Casualty Corp.	100,832	4,209
Hilb, Rogal and Hamilton Co.	102,035	4,206
* MeriStar Hospitality Corp. REIT	404,905	4,203
*^ LaBranche & Co. Inc.	265,668	4,200
Republic Bancorp, Inc.	347,685	4,186
National Penn Bancshares Inc.	193,044	4,108
DiamondRock Hospitality Co. REIT	293,241	4,050
S & T Bancorp, Inc.	108,802	3,980
Horace Mann Educators Corp.	209,383	3,936
R.L.I. Corp.	68,513	3,926
Stewart Information Services Corp.	83,288	3,921
Omega Healthcare Investors, Inc. REIT	276,202	3,872
* Trammell Crow Co.	108,408	3,866
* USI Holdings Corp.	238,433	3,846
Zenith National Insurance Corp.	79,882	3,845
RAIT Investment Trust REIT	136,002	3,841
Sterling Bancshares, Inc.	210,385	3,797
UICI	102,202	3,780
Harbor Florida Bancshares, Inc.	99,294	3,760
MB Financial, Inc.	104,596	3,703
First Charter Corp.	149,408	3,690
* Alleghany Corp.	12,691	3,674
Amcore Financial, Inc.	114,904	3,633
^ Impac Mortgage Holdings, Inc. REIT	370,049	3,567
Chemical Financial Corp.	109,819	3,548
Innkeepers USA Trust REIT	209,185	3,546
NBT Bancorp, Inc.	151,389	3,520
Glenborough Realty Trust, Inc. REIT	160,707	3,495
MCG Capital Corp.	245,095	3,458
Bank Mutual Corp.	291,439	3,451
Capitol Federal Financial	106,232	3,431
* Investment Technology Group, Inc.	68,557	3,414
American Equity Investment Life Holding Co.	232,736	3,337
BankAtlantic Bancorp, Inc. Class A	231,559	3,332
PFF Bancorp, Inc.	95,092	3,206
Westbanco Inc.	96,971	3,182
Acadia Realty Trust REIT	130,437	3,072
City Holding Co.	83,482	3,071
Mid-State Bancshares	104,287	3,069
Scottish Re Group Ltd.	123,137	3,055
Community Banks, Inc.	106,250	3,024
Parkway Properties Inc. REIT	69,006	3,014
Alfa Corp.	175,249	3,004
Anthracite Capital Inc. REIT	272,149	2,988
Sun Communities, Inc. REIT	84,244	2,978
Capitol Bancorp Ltd.	63,061	2,948
National Health Investors REIT	114,861	2,917
First Financial Bankshares, Inc.	75,560	2,894
Deerfield Triarc Capital Corp. REIT	213,608	2,882
United Fire & Casualty Co.	86,099	2,833
Fieldstone Investment Corp. REIT	237,662	2,804
Community Bank System, Inc.	123,681	2,762
First Potomac REIT	97,694	2,760
Partners Trust Financial Group, Inc.	231,496	2,759
Anchor Bancorp Wisconsin Inc.	90,612	2,746
Harleysville National Corp.	119,881	2,726
Sandy Spring Bancorp, Inc.	71,650	2,722
TierOne Corp.	79,470	2,698
Provident New York Bancorp, Inc.	202,767	2,630
* CompuCredit Corp.	71,427	2,629
FelCor Lodging Trust, Inc. REIT	124,394	2,625
Getty Realty Holding Corp. REIT	90,148	2,623
* Argonaut Group, Inc.	73,683	2,619
Independent Bank Corp. (MI)	91,890	2,614
Extra Space Storage Inc. REIT	150,147	2,581
First Financial Bancorp	154,353	2,568
Presidential Life Corp.	100,279	2,548
MFA Mortgage Investments, Inc. REIT	397,196	2,522
Flagstar Bancorp, Inc.	166,896	2,520
National Western Life Insurance Co. Class A	10,821	2,514
Ramco-Gershenson Properties Trust REIT	81,990	2,482
Sterling Financial Corp. (PA)	112,517	2,457
Northwest Bancorp, Inc.	99,140	2,455
Saxon Inc. REIT	230,724	2,409
Highland Hospitality Corp. REIT	187,340	2,381
Saul Centers, Inc. REIT	53,469	2,348
IBERIABANK Corp.	41,495	2,347
Columbia Banking System, Inc.	69,335	2,320
Safety Insurance Group, Inc.	49,823	2,275
First Merchants Corp.	85,486	2,267
* United America Indemnity, Ltd.	98,473	2,255
GMH Communities Trust REIT	192,884	2,245
Arbor Realty Trust, Inc. REIT	82,824	2,235
KNBT Bancorp Inc.	135,099	2,209
Commercial Capital Bancorp, Inc.	156,938	2,207
* Triad Guaranty, Inc.	46,796	2,195
Independent Bank Corp. (MA)	67,490	2,170
W.P. Stewart & Co., Ltd.	102,038	2,151
Cash America International Inc.	71,390	2,143
FBL Financial Group, Inc. Class A	61,105	2,105
Capital City Bank Group, Inc.	59,068	2,100
Community Trust Bancorp Inc.	61,874	2,098
* Franklin Bank Corp.	108,274	2,082
Gramercy Capital Corp. REIT	83,131	2,072
Dime Community Bancshares	143,507	2,062
* Accredited Home Lenders Holding Co.	40,085	2,052
Main Street Banks, Inc.	78,414	2,029
Investors Real Estate Trust REIT	211,941	2,022
SWS Group, Inc.	76,738	2,007
West Coast Bancorp	71,619	2,002
State Auto Financial Corp.	59,160	1,994
Bedford Property Investors, Inc. REIT	74,033	1,994
Universal Health Realty Income REIT	54,454	1,989
21st Century Insurance Group	125,376	1,981
Education Realty Trust, Inc. REIT	128,453	1,965
Capital Trust Class A REIT	62,875	1,957
HomeBanc Corp. REIT	220,669	1,940
Midland Co.	55,359	1,936
Midwest Banc Holdings, Inc.	74,343	1,928
CityBank Lynnwood (WA)	41,241	1,919
First Indiana Corp.	67,361	1,879
First Financial Holdings, Inc.	59,033	1,871
Union Bankshares Corp.	40,692	1,860
Sterling Bancorp	89,346	1,841
Washington Trust Bancorp, Inc.	65,173	1,829
* BankFinancial Corp.	112,887	1,797
WSFS Financial Corp.	28,286	1,777
Placer Sierra Bancshares	62,176	1,775
Harleysville Group, Inc.	59,559	1,768
Anworth Mortgage Asset Corp. REIT	224,473	1,764
Suffolk Bancorp	50,684	1,759
Urstadt Biddle Properties Class A REIT	97,530	1,756
Irwin Financial Corp.	90,701	1,753
Integra Bank Corp.	76,262	1,743
R & G Financial Corp. Class B	137,482	1,741
Sterling Financial Corp.	59,341	1,721
Seacoast Banking Corp. of Florida	58,160	1,693
Omega Financial Corp.	49,022	1,660
First Source Corp.	55,201	1,655
Banner Corp.	48,315	1,643
Luminent Mortgage Capital, Inc. REIT	199,680	1,619
Oriental Financial Group Inc.	109,732	1,586
Tompkins Trustco, Inc.	32,695	1,574
Advanta Corp. Class A	45,842	1,563
Simmons First National Corp.	52,349	1,558
United Community Financial Corp.	128,279	1,555
First Place Financial Corp.	62,631	1,553
First Busey Corp.	73,391	1,549
First Community Bancshares, Inc.	46,560	1,489
BankUnited Financial Corp.	55,047	1,488
Renasant Corp.	40,133	1,483
^ Odyssey Re Holdings Corp.	67,561	1,466
Kearny Financial Corp.	106,538	1,463
U.S.B. Holding Co., Inc.	63,666	1,460
^ MortgageIT Holdings Inc. REIT	134,087	1,452
Univest Corp. of Pennsylvania	56,835	1,447
First Financial Corp. (IN)	48,546	1,447
* CNA Surety Corp.	84,156	1,408
Flushing Financial Corp.	80,330	1,403
Federal Agricultural Mortgage Corp. Class C	46,928	1,381
Capital Southwest Corp.	14,161	1,352
ITLA Capital Corp.	27,835	1,342
Great Southern Bancorp, Inc.	46,458	1,342
Peoples Bancorp, Inc.	43,675	1,310
Cohen & Steers, Inc.	53,131	1,302
Capital Lease Funding, Inc. REIT	115,175	1,277
First Bancorp (NC)	55,687	1,246
Fidelity Bankshares, Inc.	36,288	1,220
Hanmi Financial Corp.	66,600	1,203
Aames Investment Corp. REIT	210,878	1,198
Arrow Financial Corp.	42,739	1,171
BancFirst Corp.	26,678	1,163
Lakeland Bancorp, Inc.	72,678	1,131
NetBank, Inc.	145,970	1,057
* Navigators Group, Inc.	21,048	1,044
Baldwin & Lyons, Inc. Class B	38,293	1,017
OceanFirst Financial Corp.	40,225	986
Advanta Corp. Class B	25,764	950
Advance America Cash Advance Centers Inc.	63,464	913
Bristol West Holdings, Inc.	47,370	912
First Oak Brook Bancshares, Inc.	33,336	892
* Quanta Capital Holdings Ltd.	296,962	891
Affordable Residential Communities REIT	84,083	883
Republic Bancorp, Inc. Class A	41,301	839
Financial Institutions, Inc.	40,828	771
Charter Financial Corp.	19,211	731
Clifton Savings Bancorp, Inc.	65,934	705
Clark, Inc.	59,196	699
Royal Bancshares of Pennsylvania, Inc.	26,026	638
Direct General Corp.	36,672	624
Gamco Investors Inc. Class A	15,609	624
^ PXRE Group Ltd.	150,467	492
* Primus Guaranty, Ltd.	34,198	381
National Interstate Corp.	13,886	302
Crawford & Co. Class B	41,674	250
Urstadt Biddle Properties REIT	11,962	208
Town & Country Trust REIT	15	1

		1,651,357

Health Care (2.4%)
Chemed Corp.	125,347	7,438
* Advanced Medical Optics, Inc.	158,155	7,376
Owens & Minor, Inc. Holding Co.	194,345	6,369
Perrigo Co.	386,632	6,306
Alpharma, Inc. Class A	202,655	5,435
* AMERIGROUP Corp.	250,816	5,277
West Pharmaceutical Services, Inc.	146,624	5,091
Invacare Corp.	141,533	4,396
Analogic Corp.	57,097	3,780
* Magellan Health Services, Inc.	89,045	3,604
* Medarex, Inc.	258,119	3,412
* Human Genome Sciences, Inc.	286,747	3,117
* CONMED Corp.	136,615	2,616
Datascope Corp.	61,116	2,418
Cambrex Corp.	123,600	2,415
* Kindred Healthcare, Inc.	94,944	2,388
* Molecular Devices Corp.	68,231	2,263
* Varian, Inc.	52,932	2,180
* Applera Corp.-Celera Genomics Group	181,504	2,122
* Alexion Pharmaceuticals, Inc.	52,709	1,867
* Onyx Pharmaceuticals, Inc.	68,965	1,811
* Myriad Genetics, Inc.	66,637	1,739
* Myogen, Inc.	46,150	1,672
* Cross Country Healthcare, Inc.	81,035	1,569
* RehabCare Group, Inc.	82,056	1,547
* DJ Orthopedics Inc.	37,060	1,473
Vital Signs, Inc.	24,801	1,362
* Genesis Healthcare Corp.	30,006	1,318
* Zymogenetics, Inc.	55,986	1,210
* Albany Molecular Research, Inc.	101,423	1,030
* Odyssey Healthcare, Inc.	58,236	1,002
* Progenics Pharmaceuticals, Inc.	35,127	931
* Enzo Biochem, Inc.	66,786	902
Hooper Holmes, Inc.	306,743	886
*^ Cell Genesys, Inc.	109,997	878
* Dendreon Corp.	168,133	792
* Incyte Corp.	127,361	767
* Discovery Laboratories, Inc.	97,769	717
* deCODE genetics, Inc.	78,617	682
* NPS Pharmaceuticals Inc.	78,192	668
* Maxygen Inc.	56,743	470
* Lexicon Genetics Inc.	82,507	457
* Rigel Pharmaceuticals, Inc.	39,054	449
*^ Antigenics, Inc.	46,475	127
* Abgenix, Inc.	678	15

		104,344

Industrials (15.8%)
* Terex Corp.	240,663	19,070
Harsco Corp.	203,222	16,790
* Flowserve Corp.	269,321	15,712
Ryder System, Inc.	312,563	13,997
Laidlaw International Inc.	488,553	13,289
IDEX Corp.	254,659	13,286
Trinity Industries, Inc.	241,052	13,111
Teleflex Inc.	177,449	12,711
Carlisle Co., Inc.	148,972	12,186
Kennametal, Inc.	187,656	11,473
* United Rentals, Inc.	322,342	11,121
Adesa, Inc.	414,720	11,090
* YRC Worldwide, Inc.	282,886	10,767
DRS Technologies, Inc.	190,125	10,432
GATX Corp.	246,469	10,177
*^ USG Corp.	105,681	10,035
* URS Corp.	242,271	9,751
Crane Co.	234,541	9,619
Lincoln Electric Holdings, Inc.	174,042	9,397
IKON Office Solutions, Inc.	657,337	9,367
HNI Corp.	155,937	9,200
Alexander & Baldwin, Inc.	192,342	9,171
* AGCO Corp.	440,705	9,140
CLARCOR Inc.	252,479	8,988
* Kansas City Southern	361,032	8,917
Briggs & Stratton Corp.	251,946	8,911
Acuity Brands, Inc.	220,598	8,824
Lennox International Inc.	293,425	8,762
* United Stationers, Inc.	157,393	8,358
* Genlyte Group, Inc.	122,238	8,329
Watsco, Inc.	114,274	8,119
Granite Construction Co.	162,403	7,906
Brady Corp. Class A	210,577	7,888
Skywest, Inc.	268,349	7,855
* Shaw Group, Inc.	250,194	7,606
The Timken Co.	234,078	7,554
* EMCOR Group, Inc.	151,160	7,507
Washington Group International, Inc.	128,882	7,397
The Brink's Co.	142,928	7,255
* PHH Corp.	259,281	6,923
Nordson Corp.	135,575	6,760
Deluxe Corp.	246,766	6,458
Curtiss-Wright Corp.	95,199	6,302
Banta Corp.	116,685	6,065
Mueller Industries Inc.	169,372	6,045
Regal-Beloit Corp.	141,680	5,989
* Moog Inc.	162,854	5,780
* Dollar Thrifty Automotive Group, Inc.	123,424	5,603
Kaydon Corp.	137,050	5,531
Applied Industrial Technology, Inc.	123,938	5,528
John H. Harland Co.	137,103	5,388
* Aviall, Inc.	141,210	5,377
* Esterline Technologies Corp.	123,415	5,276
Universal Forest Products, Inc.	80,456	5,108
Steelcase Inc.	278,854	5,019
A.O. Smith Corp.	94,750	5,003
Woodward Governor Co.	150,385	5,000
Stewart & Stevenson Services, Inc.	134,552	4,908
Baldor Electric Co.	137,245	4,648
* Swift Transportation Co., Inc.	213,897	4,648
* AAR Corp.	160,783	4,579
Albany International Corp.	120,008	4,571
Watts Water Technologies, Inc.	122,661	4,457
Federal Signal Corp.	234,272	4,334
Arkansas Best Corp.	110,655	4,329
NACCO Industries, Inc. Class A	27,296	4,202
* Korn/Ferry International	199,680	4,071
* NCI Building Systems, Inc.	67,734	4,048
* Hub Group, Inc.	85,745	3,908
* Continental Airlines, Inc. Class B	144,979	3,900
* Quanta Services, Inc.	242,362	3,883
ABM Industries Inc.	201,970	3,872
* School Specialty, Inc.	111,257	3,838
* General Cable Corp.	125,625	3,810
Viad Corp.	109,296	3,747
* Jacuzzi Brands, Inc.	373,804	3,674
* EnPro Industries, Inc.	103,585	3,553
* NCO Group, Inc.	148,834	3,535
Barnes Group, Inc.	87,110	3,528
Valmont Industries, Inc.	83,762	3,521
* Triumph Group, Inc.	73,456	3,251
* Consolidated Graphics, Inc.	59,745	3,114
McGrath RentCorp	102,633	3,085
* Spherion Corp.	290,093	3,017
Wabash National Corp.	151,954	3,001
* GrafTech International Ltd.	475,662	2,902
Ameron International Corp.	39,545	2,896
* FTI Consulting, Inc.	94,877	2,707
Kaman Corp. Class A	106,863	2,689
Kelly Services, Inc. Class A	94,255	2,561
Cascade Corp.	48,113	2,543
Bowne & Co., Inc.	150,730	2,513
* Sequa Corp. Class A	23,326	2,281
* CBIZ Inc.	284,210	2,274
Bluelinx Holdings Inc.	140,156	2,242
Apogee Enterprises, Inc.	128,971	2,177
CIRCOR International, Inc.	73,225	2,138
Tredegar Corp.	131,686	2,095
* Griffon Corp.	82,099	2,039
* Alaska Air Group, Inc.	56,821	2,014
* RailAmerica, Inc.	187,734	2,001
HEICO Corp.	61,351	1,944
* Interline Brands, Inc.	76,706	1,935
Tennant Co.	36,957	1,934
* Sirva Inc.	216,036	1,843
* SOURCECORP, Inc.	75,940	1,831
CDI Corp.	62,727	1,805
Tecumseh Products Co. Class A	73,089	1,794
* Amerco, Inc.	18,080	1,789
* Electro Rent Corp.	104,463	1,776
*^ GenCorp, Inc.	79,698	1,638
Standex International Corp.	51,470	1,630
Ennis, Inc.	80,461	1,569
* Astec Industries, Inc.	41,013	1,472
Franklin Electric, Inc.	26,591	1,453
Knoll, Inc.	67,191	1,433
* EnerSys	101,648	1,403
^ Eagle Bulk Shipping Inc.	94,929	1,324
* Cenveo Inc.	76,447	1,267
Lawson Products, Inc.	30,720	1,258
* Volt Information Sciences Inc.	40,946	1,251
Central Parking Corp.	77,558	1,241
Robbins & Myers, Inc.	56,811	1,227
Cubic Corp.	50,562	1,210
*^ FuelCell Energy, Inc.	105,182	1,206
C & D Technologies, Inc.	122,856	1,135
Sea Containers Ltd. Class A	127,651	920
The Standard Register Co.	46,816	726
* Clean Harbors Inc.	21,078	625
* Commercial Vehicle Group Inc.	32,189	618
* Builders FirstSource, Inc.	24,996	568
HEICO Corp. Class A	15,878	432
Tecumseh Products Co. Class B	4,761	102

		693,686

Information Technology (8.4%)
* Avnet, Inc.	641,386	16,278
* ADC Telecommunications, Inc.	567,516	14,523
* Integrated Device Technology Inc.	972,770	14,455
* Convergys Corp.	682,077	12,421
* Tech Data Corp.	281,838	10,403
*^ Palm, Inc.	439,876	10,188
* Ciena Corp.	1,830,822	9,539
* Andrew Corp.	710,623	8,726
Reynolds & Reynolds Class A	303,688	8,625
* Conexant Systems, Inc.	2,305,465	7,954
* CommScope, Inc.	267,932	7,649
Anixter International Inc.	158,259	7,562
* MPS Group, Inc.	492,556	7,536
* BearingPoint, Inc.	873,056	7,412
Imation Corp.	166,980	7,165
* Arris Group Inc.	487,702	6,711
* Powerwave Technologies, Inc.	484,672	6,538
* 3Com Corp.	1,224,996	6,272
* RSA Security Inc.	345,436	6,197
* Perot Systems Corp.	397,767	6,189
* Sybase, Inc.	286,546	6,052
Belden CDT Inc.	211,051	5,747
* Entegris Inc.	529,557	5,634
* Plexus Corp.	138,690	5,211
* Brooks Automation, Inc.	344,388	4,904
* Electronics for Imaging, Inc.	174,060	4,868
* Zoran Corp.	220,557	4,826
Technitrol, Inc.	187,575	4,498
* Sycamore Networks, Inc.	943,700	4,435
* Komag, Inc.	90,061	4,287
* Dycom Industries, Inc.	195,547	4,155
* Mentor Graphics Corp.	366,549	4,050
Black Box Corp.	84,168	4,044
* MKS Instruments, Inc.	171,693	4,023
* Benchmark Electronics, Inc.	102,293	3,923
* Varian Semiconductor Equipment Associates, Inc.	135,903	3,816
* Hutchinson Technology, Inc.	123,794	3,735
* Lattice Semiconductor Corp.	554,168	3,691
* Atmel Corp.	742,486	3,505
* Newport Corp.	184,984	3,489
* Paxar Corp.	177,140	3,467
* Skyworks Solutions, Inc.	500,646	3,399
* Quantum Corp.	904,807	3,384
* McDATA Corp. Class A	727,360	3,360
* Checkpoint Systems, Inc.	121,754	3,273
* Electro Scientific Industries, Inc.	139,883	3,096
* Adaptec, Inc.	552,908	3,058
* Credence Systems Corp.	412,111	3,025
* Axcelis Technologies, Inc.	490,238	2,873
Park Electrochemical Corp.	92,823	2,738
* CSG Systems International, Inc.	112,301	2,612
* KEMET Corp.	274,164	2,596
United Online, Inc.	197,118	2,535
* Informatica Corp.	149,657	2,327
* Trident Microsystems, Inc.	77,668	2,257
CTS Corp.	167,061	2,235
Landauer, Inc.	43,638	2,192
Cohu, Inc.	102,353	2,172
Cognex Corp.	72,605	2,152
Agilysys, Inc.	140,858	2,121
* SafeNet, Inc.	79,794	2,113
* Borland Software Corp.	371,491	2,006
* Veeco Instruments, Inc.	85,645	2,000
Methode Electronics, Inc. Class A	181,779	1,980
* Actel Corp.	123,591	1,970
* Littelfuse, Inc.	54,366	1,856
* Interwoven Inc.	195,039	1,753
Bel Fuse, Inc. Class B	46,960	1,645
* Anaren, Inc.	83,396	1,624
* TriQuint Semiconductor, Inc.	321,905	1,584
* Ariba, Inc.	160,517	1,570
*^ Lawson Software Inc.	194,945	1,495
* Gartner, Inc. Class A	106,676	1,488
* Dot Hill Systems Corp.	204,265	1,450
* Mastec Inc.	98,102	1,390
*^ Vitesse Semiconductor Corp.	371,553	1,330
* JDA Software Group, Inc.	86,839	1,254
* Standard Microsystem Corp.	46,156	1,199
* Gateway, Inc.	544,867	1,193
* SYNNEX Corp.	63,235	1,174
Keithley Instruments Inc.	68,928	1,059
* LTX Corp.	194,592	1,051
* Extreme Networks, Inc.	199,967	1,004
* Semitool, Inc.	83,353	948
* Sykes Enterprises, Inc.	61,906	878
* Ciber, Inc.	136,338	870
* Integrated Silicon Solution, Inc.	116,523	774
* Forrester Research, Inc.	33,215	741
* Oplink Communications, Inc.	36,544	634
* Ness Technologies Inc.	50,275	633
* Ulticom, Inc.	31,456	338
* Pegasystems Inc.	39,611	323
* McDATA Corp. Class B	21,390	92
Bel Fuse, Inc. Class A	1,632	46

		367,573

Materials (7.9%)
Martin Marietta Materials, Inc.	225,829	24,170
Lubrizol Corp.	331,254	14,194
Louisiana-Pacific Corp.	489,625	13,318
Commercial Metals Co.	240,955	12,889
Cytec Industries, Inc.	190,810	11,450
FMC Corp.	175,651	10,887
Carpenter Technology Corp.	109,933	10,391
RPM International, Inc.	573,712	10,292
Cabot Corp.	287,121	9,759
AptarGroup Inc.	170,084	9,397
* Oregon Steel Mills, Inc.	173,353	8,870
Eagle Materials, Inc.	138,968	8,861
Albemarle Corp.	192,975	8,751
Quanex Corp.	123,556	8,233
Bowater Inc.	272,349	8,056
Eagle Materials, Inc. Class B	120,272	7,672
* AK Steel Corp.	507,860	7,618
Olin Corp.	349,126	7,496
H.B. Fuller Co.	141,641	7,272
* Chaparral Steel Co.	111,016	7,207
* Hercules, Inc.	521,618	7,198
Worthington Industries, Inc.	343,435	6,889
Texas Industries, Inc.	111,948	6,772
Steel Dynamics, Inc.	115,885	6,574
* Aleris International Inc.	128,779	6,190
Minerals Technologies, Inc.	97,723	5,708
*^ Apex Silver Mines Ltd.	220,781	5,244
* Century Aluminum Co.	109,660	4,655
Airgas, Inc.	117,927	4,610
Georgia Gulf Corp.	157,821	4,102
Ferro Corp.	204,078	4,082
Sensient Technologies Corp.	217,980	3,935
* PolyOne Corp.	403,573	3,761
Spartech Corp.	155,717	3,737
A. Schulman Inc.	149,833	3,708
Compass Minerals International	146,762	3,668
Gibraltar Industries Inc.	123,003	3,624
Metal Management, Inc.	110,455	3,496
Glatfelter	182,697	3,349
Arch Chemicals, Inc.	109,454	3,327
*^ Terra Industries, Inc.	464,052	3,272
* OM Group, Inc.	140,935	3,241
Wausau Paper Corp.	224,970	3,188
Ryerson Tull, Inc.	116,920	3,129
Silgan Holdings, Inc.	76,512	3,073
Schnitzer Steel Industries, Inc. Class A	71,148	3,049
Neenah Paper Inc.	71,897	2,355
Westlake Chemical Corp.	63,472	2,193
MacDermid, Inc.	66,934	2,152
* Stillwater Mining Co.	129,380	2,130
Rock-Tenn Co.	141,374	2,119
Myers Industries, Inc.	126,921	2,029
Schweitzer-Mauduit International, Inc.	70,608	1,695
* Buckeye Technology, Inc.	165,104	1,494
* Caraustar Industries, Inc.	140,256	1,443
Chesapeake Corp. of Virginia	95,866	1,331
^ Royal Gold, Inc.	33,896	1,227
Deltic Timber Corp.	17,901	1,085
Calgon Carbon Corp.	174,704	1,074
Wellman, Inc.	156,449	995
* Tronox Inc. Class B	37,726	641
NL Industries, Inc.	46,745	497
* Graphic Packaging Corp.	150,382	311

		345,135

Telecommunication Services (0.9%)
* Leap Wireless International, Inc.	223,299	9,734
* Price Communications Corp.	260,138	4,602
Commonwealth Telephone Enterprises, Inc.	106,405	3,666
USA Mobility, Inc.	117,755	3,354
* Broadwing Corp.	209,636	3,090
Valor Communications Group, Inc.	173,441	2,282
* Time Warner Telecom Inc.	118,594	2,129
* Cincinnati Bell Inc.	420,206	1,899
Iowa Telecommunications Services Inc.	91,534	1,746
Surewest Communications	67,300	1,623
* IDT Corp. Class B	139,019	1,539
FairPoint Communications, Inc.	110,598	1,528
North Pittsburgh Systems, Inc.	65,457	1,528
* General Communication, Inc.	73,910	894
* IDT Corp.	46,311	507

		40,121

Utilities (8.2%)
ONEOK, Inc.	451,526	14,562
Northeast Utilities	714,220	13,949
* CMS Energy Corp.	1,072,450	13,888
AGL Resources Inc.	359,435	12,958
OGE Energy Corp.	441,146	12,793
National Fuel Gas Co.	390,470	12,776
* Sierra Pacific Resources	893,658	12,341
Puget Energy, Inc.	562,474	11,913
Energen Corp.	339,062	11,867
Southern Union Co.	461,453	11,458
UGI Corp. Holding Co.	509,111	10,727
Hawaiian Electric Industries Inc.	394,497	10,703
Atmos Energy Corp.	392,822	10,343
Great Plains Energy, Inc.	363,744	10,239
Vectren Corp.	370,573	9,776
WPS Resources Corp.	194,861	9,591
^ Piedmont Natural Gas, Inc.	373,023	8,949
Westar Energy, Inc.	422,830	8,799
Aqua America, Inc.	312,008	8,680
NICOR Inc.	215,127	8,510
PNM Resources Inc.	318,055	7,761
* Aquila, Inc.	1,818,487	7,256
WGL Holdings Inc.	237,109	7,213
* Dynegy, Inc.	1,410,088	6,768
IDACORP, Inc.	206,111	6,703
Peoples Energy Corp.	185,680	6,618
ALLETE, Inc.	139,196	6,487
Duquesne Light Holdings, Inc.	379,723	6,265
New Jersey Resources Corp.	134,267	6,076
Cleco Corp.	243,156	5,430
NorthWestern Corp.	173,898	5,415
Southwest Gas Corp.	190,745	5,331
Black Hills Corp.	153,149	5,207
UniSource Energy Corp.	169,062	5,156
Avista Corp.	236,547	4,885
Northwest Natural Gas Co.	134,096	4,759
* El Paso Electric Co.	233,844	4,452
Otter Tail Corp.	135,741	3,894
California Water Service Group	84,981	3,828
South Jersey Industries, Inc.	139,935	3,816
CH Energy Group, Inc.	76,883	3,690
UIL Holdings Corp.	68,004	3,560
The Laclede Group, Inc.	98,185	3,380
MGE Energy, Inc.	99,439	3,299
American States Water Co.	81,693	3,052
^ Empire District Electric Co.	126,614	2,813
SJW Corp.	66,772	1,792

		359,728

Total Common Stocks
(Cost $3,409,592)		4,377,202

Temporary Cash Investments (3.1%)

Money Market Fund (3.1%)

1 Vanguard Market Liquidity Fund, 4.715%	132,846,888	132,847

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 4.570%, 5/5/2006	500	498
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	1,000	999
		1,497

Total Temporary Cash Investments
(Cost $134,343)		134,344

Total Investments (102.8%)
(Cost $3,543,935)		4,511,546

Other Assets and Liabilities—Net (-2.8%)		(123,078)

Net Assets (100%)		4,388,468

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. 2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $1,497,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $3,543,935,000. Net unrealized appreciation of investment securities for tax purposes was $967,611,000, consisting of unrealized gains of $1,071,702,000 on securities that had risen in value since their purchase and $104,091,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

	($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	24	9,262	355
E-mini Russell 2000 Index	50	3,859	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Growth Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (17.2%)
* O'Reilly Automotive, Inc.	297,681	10,883
* Penn National Gaming, Inc.	198,284	8,364
* ITT Educational Services, Inc.	129,459	8,292
* The Cheesecake Factory Inc.	208,588	7,812
Barnes & Noble, Inc.	162,937	7,536
* Education Management Corp.	178,627	7,431
SCP Pool Corp.	145,718	6,836
* Laureate Education Inc.	125,193	6,683
Polaris Industries, Inc.	116,268	6,344
* Panera Bread Co.	83,158	6,252
* Tractor Supply Co.	93,525	6,204
* Scientific Games Corp.	175,672	6,171
* Sonic Corp.	162,182	5,697
Ruby Tuesday, Inc.	174,995	5,614
Thor Industries, Inc.	103,070	5,500
* GameStop Corp. Class B	122,353	5,300
Applebee's International, Inc.	213,274	5,236
* Timberland Co.	148,677	5,089
Men's Wearhouse, Inc.	135,637	4,875
* Gaylord Entertainment Co.	107,104	4,860
* Pacific Sunwear of California, Inc.	208,548	4,621
Choice Hotel International, Inc.	100,453	4,599
* Aeropostale, Inc.	151,938	4,582
* Marvel Entertainment, Inc.	217,232	4,371
* Jarden Corp.	132,964	4,368
* Coldwater Creek Inc.	153,875	4,278
Strayer Education, Inc.	40,175	4,108
Harte-Hanks, Inc.	149,569	4,091
* Carter's, Inc.	60,548	4,086
* Dick's Sporting Goods, Inc.	101,811	4,039
* Sotheby's Holdings Class A	136,628	3,968
* Zale Corp.	140,731	3,945
* ^ Nutri/System Inc.	83,006	3,944
* Valassis Communications, Inc.	133,039	3,907
Ryland Group, Inc.	55,619	3,860
John Wiley & Sons Class A	101,424	3,839
* DeVry, Inc.	167,656	3,818
* ^ Netflix.com, Inc.	129,232	3,746
* Pinnacle Entertainment, Inc.	131,323	3,699
* Select Comfort Corp.	93,310	3,690
* Corinthian Colleges, Inc.	255,664	3,682
* P.F. Chang's China Bistro, Inc.	73,801	3,638
* The Pantry, Inc.	58,149	3,628
* The Children's Place Retail Stores, Inc.	62,089	3,595
* ^ Shuffle Master, Inc.	97,466	3,483
* Guitar Center, Inc.	72,765	3,471
Matthews International Corp.	89,495	3,424
The Yankee Candle Co., Inc.	121,768	3,333
* Hibbett Sporting Goods, Inc.	99,861	3,294
* Rare Hospitality International Inc.	93,304	3,250
* PETCO Animal Supplies, Inc.	137,529	3,242
* The Goodyear Tire & Rubber Co.	221,930	3,214
* CEC Entertainment Inc.	95,450	3,209
* Champion Enterprises, Inc.	212,307	3,176
* Too Inc.	92,267	3,169
* The Warnaco Group, Inc.	130,362	3,129
* The Dress Barn, Inc.	63,595	3,049
* Bright Horizons Family Solutions, Inc.	76,777	2,974
Catalina Marketing Corp.	127,496	2,945
* Insight Enterprises, Inc.	133,060	2,929
Arbitron Inc.	86,360	2,921
CBRL Group, Inc.	65,386	2,871
Aaron Rents, Inc. Class B	104,524	2,840
ADVO, Inc.	87,825	2,810
* Life Time Fitness, Inc.	58,908	2,760
Warner Music Group Corp.	124,293	2,696
* Tenneco Automotive, Inc.	123,406	2,677
Winnebago Industries, Inc.	87,387	2,651
* Hovnanian Enterprises Inc. Class A	59,920	2,632
* RCN Corp.	100,470	2,602
* Vail Resorts Inc.	67,604	2,584
* Fossil, Inc.	138,911	2,581
* Genesco, Inc.	63,616	2,474
CKE Restaurants Inc.	141,518	2,462
Interactive Data Corp.	104,303	2,451
Christopher & Banks Corp.	100,642	2,336
* Papa John's International, Inc.	70,282	2,306
* The Gymboree Corp.	88,540	2,306
* Columbia Sportswear Co.	42,384	2,260
* Big Lots Inc.	159,174	2,222
* Gemstar-TV Guide International, Inc.	711,216	2,198
* Bally Technologies Inc.	128,582	2,185
K-Swiss, Inc.	71,926	2,168
Standard Pacific Corp.	63,797	2,145
MDC Holdings, Inc.	32,797	2,109
Jackson Hewitt Tax Service Inc.	66,688	2,106
* Jos. A. Bank Clothiers, Inc.	43,003	2,062
Triarc Cos., Inc. Class B	117,855	2,060
* GameStop Corp. Class A	43,600	2,055
* Texas Roadhouse, Inc.	117,757	2,012
Tuesday Morning Corp.	86,765	2,003
* Red Robin Gourmet Burgers	41,451	1,957
* Keystone Automotive Industries, Inc.	44,768	1,890
* Universal Technical Institute Inc.	62,636	1,885
* 99 Cents Only Stores	136,104	1,846
^ Brookfield Homes Corp.	35,142	1,822
* Hot Topic, Inc.	125,503	1,820
* ^ Cabela's Inc.	87,505	1,796
* Meritage Corp.	32,520	1,787
* Steiner Leisure Ltd.	43,107	1,746
* ^ Tempur-Pedic International Inc.	122,561	1,734
Domino's Pizza, Inc.	60,653	1,732
* Guess ?, Inc.	43,616	1,706
* Blount International, Inc.	105,145	1,694
* California Pizza Kitchen, Inc.	51,517	1,672
* Isle of Capri Casinos, Inc.	49,959	1,663
* priceline.com, Inc.	66,209	1,645
* MarineMax, Inc.	46,737	1,567
* Steak n Shake Co.	74,025	1,562
* ^ Blue Nile Inc.	43,341	1,525
* Stamps.com Inc.	42,190	1,488
* Drew Industries, Inc.	41,124	1,462
* Entravision Communications Corp.	158,732	1,454
* Emmis Communications, Inc.	89,511	1,432
* ProQuest Co.	66,876	1,430
The Pep Boys (Manny, Moe & Jack)	93,428	1,412
Fred's, Inc.	105,876	1,404
Stein Mart, Inc.	79,528	1,385
* J. Jill Group, Inc.	56,516	1,351
* CKX, Inc.	102,597	1,341
Finish Line, Inc.	79,151	1,302
* ^ TiVo Inc.	178,346	1,289
* RC2 Corp.	31,804	1,266
* Charter Communications, Inc.	1,156,326	1,260
* Morningstar, Inc.	27,824	1,246
* WMS Industries, Inc.	40,140	1,208
* Volcom, Inc.	33,885	1,204
* DSW Inc. Class A	38,319	1,200
* Fleetwood Enterprises, Inc.	102,127	1,141
Stage Stores, Inc.	38,055	1,132
Big 5 Sporting Goods Corp.	56,796	1,112
Ambassadors Group, Inc.	43,282	1,099
* Denny's Corp.	230,726	1,098
* Vertrue Inc.	25,738	1,076
Sinclair Broadcast Group, Inc.	130,390	1,063
* ValueVision Media, Inc.	82,359	1,053
* ^ Overstock.com, Inc.	35,099	1,047
* Radio One, Inc. Class D	139,639	1,042
* Zumiez Inc.	16,801	1,027
* Alderwoods Group, Inc.	56,480	1,011
* Mediacom Communications Corp.	174,526	1,004
^ Pre-Paid Legal Services, Inc.	28,107	997
* Charlotte Russe Holding Inc.	46,027	985
* GSI Commerce, Inc.	56,000	952
* ^ Build-A-Bear-Workshop, Inc.	30,945	948
bebe stores, inc	51,037	940
* New York & Co., Inc.	61,034	912
* ^ Avatar Holding, Inc.	14,681	896
UniFirst Corp.	26,910	894
* ^ Leapfrog Enterprises, Inc.	82,689	878
* Playboy Enterprises, Inc. Class B	59,321	842
* Visteon Corp.	179,939	828
^ Nautilus Inc.	54,676	817
* Harris Interactive Inc.	144,664	813
* Citi Trends Inc.	20,385	811
* William Lyon Homes, Inc.	8,447	808
* ^ Conn's, Inc.	23,034	787
* ^ Martha Stewart Living Omnimedia, Inc.	45,194	762
* Great Wolf Resorts, Inc.	62,788	728
* Interface, Inc.	51,742	715
* ^ Krispy Kreme Doughnuts, Inc.	76,945	691
* MTR Gaming Group Inc.	63,927	658
^ Blockbuster Inc. Class A	165,564	657
* Spanish Broadcasting System, Inc.	111,590	617
* ^ Palm Harbor Homes, Inc.	28,461	610
* PRIMEDIA Inc.	290,667	602
* 1-800-FLOWERS.COM, Inc.	70,493	501
* ^ Audible, Inc.	47,104	495
* Salem Communications Corp.	32,816	493
Journal Register Co.	39,533	482
Marine Products Corp.	42,011	462
* Educate, Inc.	53,487	456
* drugstore.com, Inc.	141,249	436
* Saga Communications, Inc.	42,552	411
* ^ Magna Entertainment Corp. Class A	57,714	392
* A.C. Moore Arts & Crafts, Inc.	20,819	383
Blockbuster Inc. Class B	99,651	357
* Regent Communications, Inc.	60,228	278
Beasley Broadcast Group, Inc.	19,003	231
* Radio One, Inc.	7,500	56
Triarc Cos., Inc. Class A	2,446	45
Maytag Corp.	83	2

		449,633

Consumer Staples (2.2%)
Church & Dwight, Inc.	179,816	6,639
* Rite Aid Corp.	1,466,414	5,866
* ^ Hansen Natural Corp.	37,250	4,695
Flowers Foods, Inc.	144,466	4,291
* United Natural Foods, Inc.	104,315	3,648
* NBTY, Inc.	159,695	3,596
* Central Garden and Pet Co.	61,239	3,254
Nu Skin Enterprises, Inc.	167,051	2,928
Casey's General Stores, Inc.	126,523	2,894
Pilgrim's Pride Corp.	120,995	2,622
* Herbalife Ltd.	69,385	2,343
Seaboard Corp.	1,057	1,685
* Chattem, Inc.	43,993	1,656
* Central European Distribution Corp.	39,800	1,530
* Wild Oats Markets Inc.	73,065	1,485
* ^ USANA Health Sciences, Inc.	31,175	1,301
* Peet's Coffee & Tea Inc.	37,168	1,115
* Playtex Products, Inc.	106,456	1,115
Tootsie Roll Industries, Inc.	30,728	899
* The Great Atlantic & Pacific Tea Co., Inc.	25,455	889
* Revlon, Inc. Class A	265,426	839
^ Mannatech, Inc.	44,758	778
* Boston Beer Co., Inc. Class A	24,403	635
Arden Group Inc. Class A	3,751	349
Sanderson Farms, Inc.	14,676	329
Coca-Cola Bottling Co.	5,465	251

		57,632

Energy (9.9%)
* Denbury Resources, Inc.	320,318	10,145
Helmerich & Payne, Inc.	143,861	10,044
Range Resources Corp.	362,154	9,890
* FMC Technologies Inc.	182,828	9,364
Frontier Oil Corp.	150,162	8,912
* Plains Exploration & Production Co.	208,262	8,047
* Helix Energy Solutions Group	205,895	7,803
Massey Energy Co.	215,059	7,757
TODCO Class A	171,979	6,778
St. Mary Land & Exploration Co.	158,113	6,456
* Unit Corp.	109,679	6,115
Tidewater Inc.	104,489	5,771
* Superior Energy Services, Inc.	199,944	5,357
Western Gas Resources, Inc.	101,757	4,910
* Maverick Tube Corp.	90,385	4,790
* TETRA Technologies, Inc.	97,023	4,564
* Quicksilver Resources, Inc.	116,830	4,517
* Hydrill Co.	55,574	4,332
* Oceaneering International, Inc.	74,749	4,283
Foundation Coal Holdings, Inc.	99,884	4,109
* Oil States International, Inc.	109,695	4,042
Holly Corp.	54,161	4,014
* Encore Acquisition Co.	128,396	3,980
* Atwood Oceanics, Inc.	38,684	3,908
* SEACOR Holdings Inc.	49,040	3,884
* Grey Wolf, Inc.	511,457	3,805
* ^ Cheniere Energy, Inc.	93,501	3,793
* KCS Energy, Inc.	140,592	3,655
* W-H Energy Services, Inc.	79,880	3,554
* KFX, Inc.	195,050	3,550
* Comstock Resources, Inc.	118,146	3,508
* Global Industries Ltd.	240,301	3,482
Berry Petroleum Class A	50,330	3,445
* Core Laboratories NV	72,298	3,438
* Alpha Natural Resources, Inc.	144,121	3,335
World Fuel Services Corp.	76,488	3,093
CARBO Ceramics Inc.	50,519	2,875
* Giant Industries, Inc.	40,535	2,819
* Remington Oil & Gas Corp.	64,370	2,782
* Parker Drilling Co.	297,513	2,758
* NS Group Inc.	56,620	2,606
* Bill Barrett Corp.	78,948	2,573
* Atlas America, Inc.	50,317	2,406
* Energy Partners, Ltd.	100,943	2,380
* ATP Oil & Gas Corp.	53,208	2,336
Cabot Oil & Gas Corp.	47,937	2,298
* Pioneer Drilling Co.	138,561	2,277
* Hanover Compressor Co.	121,239	2,258
* ^ Delta Petroleum Corp.	107,068	2,251
* Petrohawk Energy Corp.	154,175	2,112
* Petroleum Development Corp.	46,406	2,105
* Hornbeck Offshore Services, Inc.	56,857	2,051
* Newpark Resources, Inc.	246,863	2,024
* ^ Input/Output, Inc.	200,527	1,947
* Warren Resources Inc.	129,401	1,928
* Dril-Quip, Inc.	26,790	1,898
Penn Virginia Corp.	25,891	1,838
* Carrizo Oil & Gas, Inc.	61,086	1,588
* Veritas DGC Inc.	33,953	1,541
* ^ James River Coal Co.	44,368	1,507
RPC Inc.	62,635	1,431
^ OMI Corp.	72,116	1,300
Crosstex Energy, Inc.	16,105	1,247
W&T Offshore, Inc.	30,061	1,212
* Gulfmark Offshore, Inc.	42,656	1,186
* PetroQuest Energy, Inc.	111,828	1,128
* Brigham Exploration Co.	120,215	1,053
* Goodrich Petroleum Corp.	37,963	1,025
* Bois d'Arc Energy, Inc.	53,894	897
* ^ Syntroleum Corp.	108,147	894
* ^ GeoGlobal Resources Inc.	69,264	662
* Endeavor International Corp.	167,118	486

		258,109

Financials (6.8%)
* Affiliated Managers Group, Inc.	94,950	10,123
* Nasdaq Stock Market Inc.	201,585	8,071
Jones Lang Lasalle Inc.	97,998	7,501
HCC Insurance Holdings, Inc.	200,709	6,985
East West Bancorp, Inc.	151,342	5,834
Waddell & Reed Financial, Inc.	234,082	5,407
Jefferies Group, Inc.	89,720	5,249
National Financial Partners Corp.	92,566	5,232
* SVB Financial Group	98,252	5,212
* Covanta Holding Corp.	296,046	4,935
UCBH Holdings, Inc.	260,442	4,928
Cathay General Bancorp	126,205	4,750
^ The First Marblehead Corp.	90,788	3,927
Wintrust Financial Corp.	66,515	3,869
* Investment Technology Group, Inc.	72,895	3,630
International Bancshares Corp.	124,722	3,583
International Securities Exchange, Inc.	78,436	3,267
Equity Lifestyle Properties, Inc. REIT	61,985	3,084
Boston Private Financial Holdings, Inc.	86,554	2,925
Global Signal, Inc. REIT	57,581	2,833
CVB Financial Corp.	160,246	2,740
United Community Banks, Inc.	94,612	2,663
* Signature Bank	77,985	2,542
Calamos Asset Management, Inc.	64,306	2,405
Zenith National Insurance Corp.	45,841	2,206
* Alleghany Corp.	7,324	2,120
* Nelnet, Inc.	50,057	2,085
PrivateBancorp, Inc.	49,908	2,071
Financial Federal Corp.	69,956	2,050
optionsXpress Holdings Inc.	69,380	2,018
* Portfolio Recovery Associates, Inc.	41,812	1,958
Greenhill & Co., Inc.	29,083	1,923
Prosperity Bancshares, Inc.	61,734	1,865
Gold Banc Corp., Inc.	101,481	1,859
Sterling Financial Corp.	63,282	1,835
BankUnited Financial Corp.	58,508	1,582
LaSalle Hotel Properties REIT	38,014	1,559
Mills Corp. REIT	55,388	1,551
* Texas Capital Bancshares, Inc.	64,286	1,543
* Universal American Financial Corp.	98,256	1,513
FelCor Lodging Trust, Inc. REIT	71,552	1,510
* Argonaut Group, Inc.	42,205	1,500
Delphi Financial Group, Inc.	28,066	1,449
* ^ Tejon Ranch Co.	27,572	1,347
Hilb, Rogal and Hamilton Co.	31,626	1,304
* Western Alliance Bancorp	34,988	1,300
Fidelity Bankshares, Inc.	38,620	1,299
Bank of the Ozarks, Inc.	34,990	1,277
Hanmi Financial Corp.	70,397	1,271
Cash America International Inc.	40,980	1,230
R.L.I. Corp.	21,215	1,216
* GFI Group Inc.	23,301	1,210
* Trammell Crow Co.	33,528	1,196
* World Acceptance Corp.	43,243	1,185
* Accredited Home Lenders Holding Co.	23,074	1,181
UICI	31,254	1,156
* Navigators Group, Inc.	22,678	1,125
Old Second Bancorp, Inc.	34,015	1,117
* Ocwen Financial Corp.	105,889	1,082
Advance America Cash Advance Centers Inc.	67,296	968
Scottish Re Group Ltd.	38,202	948
* Asset Acceptance Capital Corp.	46,887	913
S.Y. Bancorp, Inc.	32,863	868
CoBiz Inc.	40,477	834
Extra Space Storage Inc. REIT	45,953	790
Highland Hospitality Corp. REIT	57,908	736
* MarketAxess Holdings, Inc.	60,362	726
Commercial Capital Bancorp, Inc.	48,096	676
* eSPEED, Inc. Class A	77,014	614
Advanta Corp. Class B	16,479	608
* Encore Capital Group, Inc.	40,616	599
Direct General Corp.	21,116	359
Gamco Investors Inc. Class A	8,887	355
NetBank, Inc.	44,915	325
Bristol West Holdings, Inc.	14,683	283
Affordable Residential Communities REIT	26,109	274
Advanta Corp. Class A	5,537	189
National Interstate Corp.	8,058	175
* Primus Guaranty, Ltd.	10,443	116

		176,744

Health Care (19.2%)
* Covance, Inc.	174,953	10,278
* Vertex Pharmaceuticals, Inc.	277,123	10,140
Pharmaceutical Product Development, Inc.	290,871	10,067
* Charles River Laboratories, Inc.	192,050	9,414
* PDL BioPharma Inc.	283,862	9,311
* Cytyc Corp.	318,555	8,977
* ResMed Inc.	198,031	8,709
PerkinElmer, Inc.	347,378	8,153
* Cerner Corp.	171,011	8,114
Dade Behring Holdings Inc.	222,417	7,943
* Respironics, Inc.	201,537	7,842
* Gen-Probe Inc.	142,062	7,830
* IDEXX Laboratories Corp.	89,684	7,745
* Edwards Lifesciences Corp.	166,230	7,231
* Pediatrix Medical Group, Inc.	69,097	7,092
* Hologic, Inc.	123,269	6,823
* Neurocrine Biosciences, Inc.	103,222	6,662
Cooper Cos., Inc.	117,355	6,341
* VCA Antech, Inc.	219,468	6,250
* Techne Corp.	103,271	6,211
* Affymetrix, Inc.	185,604	6,112
* Sierra Health Services, Inc.	144,657	5,888
* Alkermes, Inc.	254,721	5,617
* OSI Pharmaceuticals, Inc.	158,775	5,097
Mentor Corp.	110,202	4,993
* Nektar Therapeutics	244,918	4,991
^ Medicis Pharmaceutical Corp.	152,106	4,959
* Andrx Group	205,229	4,872
STERIS Corp.	191,177	4,718
* Sybron Dental Specialties, Inc.	112,896	4,656
* Healthways Inc.	90,590	4,615
* Psychiatric Solutions, Inc.	138,717	4,596
* LifePoint Hospitals, Inc.	143,637	4,467
* United Surgical Partners International, Inc.	123,583	4,376
* Advanced Medical Optics, Inc.	90,894	4,239
Valeant Pharmaceuticals International	259,090	4,107
* United Therapeutics Corp.	61,464	4,074
* WellCare Health Plans Inc.	89,463	4,065
* Sunrise Senior Living, Inc.	101,738	3,965
* American Medical Systems Holdings, Inc.	174,832	3,934
* Ventana Medical Systems, Inc.	90,934	3,798
* MGI Pharma, Inc.	216,553	3,790
* Haemonetics Corp.	74,045	3,759
* ICOS Corp.	170,342	3,756
* Immucor Inc.	127,498	3,658
* PSS World Medical, Inc.	184,443	3,558
* Centene Corp.	119,312	3,480
* Cubist Pharmaceuticals, Inc.	150,255	3,451
* Dionex Corp.	55,924	3,438
* ArthroCare Corp.	70,165	3,355
* Abgenix, Inc.	148,121	3,333
* Apria Healthcare Group Inc.	138,584	3,185
* BioMarin Pharmaceutical Inc.	234,145	3,142
* Theravance, Inc.	109,932	3,082
* HealthExtras, Inc.	84,183	2,972
* Bio-Rad Laboratories, Inc. Class A	47,608	2,968
* Intermagnetics General Corp.	118,315	2,964
Diagnostic Products Corp.	61,801	2,944
* Kyphon Inc.	79,045	2,941
* ^ Martek Biosciences Corp.	88,720	2,913
PolyMedica Corp.	67,710	2,868
* ^ Telik, Inc.	145,419	2,815
* Kos Pharmaceuticals, Inc.	58,436	2,791
* CV Therapeutics, Inc.	125,041	2,761
LCA-Vision Inc.	54,909	2,752
* Eclipsys Corp.	116,275	2,745
* The Medicines Co.	132,028	2,716
* Par Pharmaceutical Cos. Inc.	95,757	2,698
* Viasys Healthcare Inc.	88,573	2,664
* Exelixis, Inc.	220,798	2,652
* Adolor Corp.	110,937	2,640
* Ventiv Health, Inc.	77,268	2,567
* Illumina, Inc.	103,551	2,459
* Per-Se Technologies, Inc.	91,112	2,429
* American Retirement Corp.	92,353	2,366
* Varian, Inc.	56,620	2,332
* Biosite Inc.	43,891	2,279
* ViroPharma Inc.	177,669	2,256
* Regeneron Pharmaceuticals, Inc.	135,457	2,253
* Matria Healthcare, Inc.	58,033	2,203
* Thoratec Corp.	113,260	2,183
* Digene Corp.	55,796	2,182
* Salix Pharmaceuticals, Ltd.	129,176	2,133
* Serologicals Corp.	87,084	2,130
* Integra LifeSciences Holdings	51,030	2,091
* Allscripts Healthcare Solutions, Inc.	113,834	2,084
* Magellan Health Services, Inc.	51,111	2,068
* LifeCell Corp.	91,566	2,065
* Alexion Pharmaceuticals, Inc.	56,108	1,987
* First Horizon Pharmaceutical Corp.	78,726	1,985
* Inverness Medical Innovations, Inc.	68,881	1,979
* PAREXEL International Corp.	74,478	1,969
* The TriZetto Group, Inc.	111,381	1,959
* Medarex, Inc.	147,862	1,955
* K-V Pharmaceutical Co. Class A	80,585	1,944
* Conor Medsystems, Inc.	65,947	1,939
* Onyx Pharmaceuticals, Inc.	73,409	1,928
* eResearch Technology, Inc.	132,872	1,912
* AmSurg Corp.	82,969	1,883
* Myriad Genetics, Inc.	70,944	1,851
Arrow International, Inc.	56,237	1,837
* SonoSite, Inc.	44,106	1,792
* Human Genome Sciences, Inc.	164,865	1,792
* Myogen, Inc.	49,060	1,777
* ^ AtheroGenics, Inc.	106,225	1,734
* Isis Pharmaceuticals, Inc.	191,739	1,728
* Keryx Biopharmaceuticals, Inc.	89,604	1,712
Meridian Bioscience Inc.	61,997	1,673
* Connetics Corp.	98,491	1,667
* Wright Medical Group, Inc.	80,921	1,598
* Orthofix International NV	39,829	1,586
* DJ Orthopedics Inc.	39,813	1,583
* ^ MannKind Corp.	77,235	1,579
* Dendrite International, Inc.	115,324	1,574
* ^ SurModics, Inc.	43,804	1,549
* Cyberonics, Inc.	59,888	1,543
* ^ Geron Corp.	181,240	1,506
* ^ Tanox, Inc.	75,309	1,463
* Amedisys Inc.	41,791	1,452
* ^ InterMune Inc.	77,293	1,433
* Genesis Healthcare Corp.	32,036	1,408
* ^ Laserscope	58,792	1,390
* AMN Healthcare Services, Inc.	73,701	1,380
* Kindred Healthcare, Inc.	54,555	1,372
* Align Technology, Inc.	147,511	1,353
* Greatbatch, Inc.	60,230	1,320
* Molina Healthcare Inc.	38,628	1,293
* Zymogenetics, Inc.	59,317	1,282
* ICU Medical, Inc.	34,973	1,266
* OraSure Technologies, Inc.	120,239	1,238
* Symmetry Medical Inc.	57,925	1,229
* Applera Corp.-Celera Genomics Group	103,567	1,211
* Pharmion Corp.	66,514	1,199
* ^ SFBC International, Inc.	48,786	1,189
* Noven Pharmaceuticals, Inc.	65,712	1,183
* New River Pharmaceuticals Inc.	35,549	1,181
* PRA International	47,617	1,180
* IntraLase Corp.	50,840	1,179
* Symbion, Inc.	50,970	1,154
* Gentiva Health Services, Inc.	63,091	1,149
* ARIAD Pharmaceuticals, Inc.	171,365	1,128
* ^ Foxhollow Technologies Inc.	36,614	1,119
* Aspect Medical Systems, Inc.	40,027	1,098
* Odyssey Healthcare, Inc.	61,940	1,066
* Conceptus, Inc.	80,976	1,062
* Momenta Pharmaceuticals, Inc.	51,125	1,005
* Progenics Pharmaceuticals, Inc.	37,830	1,002
* Enzon Pharmaceuticals, Inc.	123,490	1,000
* Merge Technologies, Inc.	60,672	969
* ^ Nabi Biopharmaceuticals	166,022	936
National Healthcare Corp.	22,290	893
* Panacos Pharmaceuticals Inc.	117,016	885
* Merit Medical Systems, Inc.	71,748	862
* Threshold Pharmaceuticals, Inc.	57,266	858
* Idenix Pharmaceuticals Inc.	61,616	836
* Kensey Nash Corp.	28,891	826
* Incyte Corp.	136,404	821
* Radiation Therapy Services, Inc.	31,958	815
* Encysive Pharmaceuticals, Inc.	163,339	799
* Discovery Laboratories, Inc.	104,253	764
* deCODE genetics, Inc.	84,501	733
* VistaCare, Inc.	46,987	728
* NPS Pharmaceuticals Inc.	83,518	713
* Zoll Medical Corp.	26,493	698
* Diversa Corp.	74,410	678
* Inspire Pharmaceuticals, Inc.	116,789	611
* Bruker BioSciences Corp.	111,485	602
* K-V Pharmaceutical Co. Class B	23,842	575
* ^ NitroMed, Inc.	65,828	553
* ev3 Inc.	31,110	551
Young Innovations, Inc.	14,813	541
* NeoPharm, Inc.	64,101	536
* Enzo Biochem, Inc.	38,047	514
* ^ Cell Genesys, Inc.	63,034	503
* ImmunoGen, Inc.	113,775	494
* Cross Country Healthcare, Inc.	24,940	483
* Lexicon Genetics Inc.	87,096	483
* Rigel Pharmaceuticals, Inc.	41,290	474
* ^ Dendreon Corp.	95,993	452
* Trimeris, Inc.	33,426	452
Vital Signs, Inc.	7,650	420
* CorVel Corp.	17,465	385
* GTx, Inc.	34,325	375
* Maxygen Inc.	32,689	271
* Alliance Imaging, Inc.	41,211	265
* ^ Antigenics, Inc.	47,809	131

		503,133

Industrials (16.6%)
* AMR Corp.	497,784	13,465
Oshkosh Truck Corp.	205,439	12,787
Roper Industries Inc.	239,888	11,666
The Corporate Executive Board Co.	110,518	11,151
* McDermott International, Inc.	180,425	9,824
* Wesco International, Inc.	132,514	9,012
JLG Industries, Inc.	288,890	8,895
Ametek, Inc.	196,214	8,822
* Thomas & Betts Corp.	170,144	8,742
Graco, Inc.	182,082	8,272
* Stericycle, Inc.	117,243	7,928
Walter Industries, Inc.	116,023	7,729
* Foster Wheeler Ltd.	157,125	7,434
The Manitowoc Co., Inc.	80,381	7,327
CNF Inc.	146,336	7,308
Landstar System, Inc.	163,602	7,218
MSC Industrial Direct Co., Inc. Class A	129,938	7,019
Donaldson Co., Inc.	206,884	6,991
Herman Miller, Inc.	193,008	6,255
* Hexcel Corp.	260,111	5,715
The Toro Co.	117,606	5,616
* Copart, Inc.	202,265	5,552
* Armor Holdings, Inc.	92,791	5,409
* Waste Connections, Inc.	129,702	5,163
* Energy Conversion Devices, Inc.	104,845	5,156
* BE Aerospace, Inc.	200,756	5,043
* US Airways Group Inc.	125,539	5,022
UTI Worldwide, Inc.	158,749	5,016
* Corrections Corp. of America	110,701	5,004
* Navistar International Corp.	176,384	4,865
* Gardner Denver Inc.	72,591	4,733
Simpson Manufacturing Co.	107,785	4,667
Actuant Corp.	75,808	4,641
Florida East Coast Industries, Inc. Class A	82,868	4,467
* AirTran Holdings, Inc.	245,470	4,445
The Brink's Co.	82,147	4,170
* Continental Airlines, Inc. Class B	154,556	4,158
* Kirby Corp.	60,997	4,155
Wabtec Corp.	127,311	4,150
Bucyrus International, Inc.	86,019	4,145
* EGL, Inc.	87,862	3,954
* West Corp.	87,384	3,903
* ESCO Technologies Inc.	71,222	3,607
* Labor Ready, Inc.	148,975	3,568
* Ceradyne, Inc.	70,308	3,508
Administaff, Inc.	63,880	3,473
Pacer International, Inc.	104,653	3,420
Forward Air Corp.	87,453	3,261
* Teledyne Technologies, Inc.	89,325	3,180
* Genesee & Wyoming Inc. Class A	103,479	3,175
* Resources Connection, Inc.	126,900	3,161
* Beacon Roofing Supply, Inc.	76,817	3,122
* ^ USG Corp.	32,679	3,103
Knight Transportation, Inc.	155,636	3,074
Watson Wyatt & Co. Holdings	94,241	3,070
* Tetra Tech, Inc.	159,518	3,045
* Navigant Consulting, Inc.	141,181	3,014
Mine Safety Appliances Co.	71,744	3,013
* Mobile Mini, Inc.	96,898	2,996
Heartland Express, Inc.	134,132	2,923
HNI Corp.	48,292	2,849
* The Advisory Board Co.	49,889	2,782
Werner Enterprises, Inc.	144,275	2,650
* Acco Brands Corp.	117,291	2,604
UAP Holding Corp.	119,997	2,580
* CoStar Group, Inc.	49,523	2,570
* Orbital Sciences Corp.	154,008	2,436
G & K Services, Inc. Class A	55,744	2,371
* Shaw Group, Inc.	77,397	2,353
The Timken Co.	72,438	2,338
* Old Dominion Freight Line, Inc.	83,363	2,247
Freightcar America Inc.	35,054	2,229
* Quanta Services, Inc.	139,001	2,227
* Alaska Air Group, Inc.	60,806	2,156
* Insituform Technologies Inc. Class A	75,312	2,003
* Amerco, Inc.	19,435	1,924
* Heidrick & Struggles International, Inc.	51,970	1,886
Raven Industries, Inc.	45,487	1,779
* Coinstar, Inc.	67,997	1,762
* ^ GenCorp, Inc.	84,724	1,741
Rollins, Inc.	85,985	1,740
ElkCorp	51,392	1,734
* ^ Evergreen Solar, Inc.	111,483	1,717
* ^ A.S.V., Inc.	52,586	1,694
* Perini Corp.	54,573	1,657
* FTI Consulting, Inc.	54,591	1,557
Franklin Electric, Inc.	28,334	1,548
* CRA International Inc.	31,284	1,541
Healthcare Services Group, Inc.	71,534	1,528
* Encore Wire Corp.	44,982	1,524
* The Middleby Corp.	17,665	1,479
United Industrial Corp.	23,610	1,439
EDO Corp.	44,965	1,387
* Power-One, Inc.	190,515	1,372
* Cenveo Inc.	81,186	1,346
* American Reprographics Co.	37,051	1,285
* Republic Airways Holdings Inc.	86,675	1,284
* Hudson Highland Group, Inc.	67,440	1,277
* II-VI, Inc.	69,155	1,251
* NCI Building Systems, Inc.	20,818	1,244
* Infrasource Services Inc.	71,981	1,239
* Teletech Holdings Inc.	110,912	1,232
* Argon ST, Inc.	36,577	1,226
* General Cable Corp.	38,911	1,180
* Huron Consulting Group Inc.	38,646	1,171
Vicor Corp.	58,571	1,156
* ABX Air, Inc.	162,378	1,106
* ^ Trex Co., Inc.	33,361	1,058
American Woodmark Corp.	29,773	1,057
Schawk, Inc.	36,555	951
* ^ Ionatron Inc.	69,863	944
* LECG Corp.	47,226	910
* DiamondCluster International, Inc.	82,999	888
Knoll, Inc.	39,616	845
* Astec Industries, Inc.	23,467	842
* ^ Plug Power, Inc.	167,889	839
* ExpressJet Holdings, Inc.	104,695	779
* Frontier Airlines, Inc.	100,196	772
* Accuride Corp.	60,796	699
* ^ FuelCell Energy, Inc.	60,224	691
* MTC Technologies, Inc.	23,975	671
* Clean Harbors Inc.	22,327	662
* Commercial Vehicle Group Inc.	33,883	651
* Griffon Corp.	25,152	625
* Builders FirstSource, Inc.	26,582	604
* Interline Brands, Inc.	23,511	593
* ^ TurboChef Technologies, Inc.	43,510	531
* Global Power Equipment Group Inc.	98,371	379
Cubic Corp.	15,736	377

		434,476

Information Technology (23.2%)
* Akamai Technologies, Inc.	361,137	11,878
* Western Digital Corp.	602,958	11,715
* Rambus Inc.	251,738	9,903
Global Payments Inc.	182,618	9,681
* F5 Networks, Inc.	107,952	7,825
MoneyGram International, Inc.	238,091	7,314
* Mettler-Toledo International Inc.	116,183	7,010
* ^ Cree, Inc.	212,162	6,961
* Maxtor Corp.	710,108	6,789
* Trimble Navigation Ltd.	150,361	6,774
* salesforce.com, Inc.	181,651	6,599
* Cypress Semiconductor Corp.	378,893	6,422
* Foundry Networks, Inc.	352,993	6,410
* PMC Sierra Inc.	512,245	6,295
* Silicon Laboratories Inc.	113,197	6,220
Acxiom Corp.	226,021	5,840
* Polycom, Inc.	263,011	5,702
* CNET Networks, Inc.	394,349	5,604
* CACI International, Inc.	84,277	5,541
* FLIR Systems, Inc.	193,908	5,509
* Hyperion Solutions Corp.	166,172	5,417
* Openwave Systems Inc.	247,915	5,350
* Anteon International Corp.	93,579	5,106
* Brocade Communications Systems, Inc.	753,895	5,036
* Parametric Technology Corp.	304,498	4,972
Jack Henry & Associates Inc.	216,831	4,959
* MICROS Systems, Inc.	107,156	4,937
* Microsemi Corp.	168,910	4,917
* ANSYS, Inc.	89,394	4,841
* Digital River, Inc.	110,375	4,813
* Avid Technology, Inc.	110,738	4,813
ADTRAN Inc.	180,844	4,734
* FormFactor Inc.	120,125	4,723
Plantronics, Inc.	132,480	4,694
* RF Micro Devices, Inc.	529,035	4,576
* THQ Inc.	176,162	4,561
* BISYS Group, Inc.	337,701	4,552
* Cymer, Inc.	99,920	4,540
* TIBCO Software Inc.	533,795	4,463
* OmniVision Technologies, Inc.	146,753	4,432
* Avocent Corp.	136,732	4,340
* Intermec, Inc.	139,890	4,268
* Nuance Communications, Inc.	358,250	4,231
* aQuantive, Inc.	177,581	4,180
* Itron, Inc.	69,366	4,152
* ValueClick, Inc.	238,492	4,035
* Tessera Technologies, Inc.	125,534	4,027
* Emulex Corp.	233,941	3,998
* SiRF Technology Holdings, Inc.	110,649	3,918
* Equinix, Inc.	60,923	3,912
FactSet Research Systems Inc.	87,901	3,898
* Atmel Corp.	790,218	3,730
* ^ Take-Two Interactive Software, Inc.	198,134	3,697
* Interdigital Communications Corp.	150,734	3,696
* Semtech Corp.	205,754	3,681
* Websense, Inc.	133,062	3,670
* Sonus Networks, Inc.	662,229	3,629
* Digitas Inc.	250,121	3,602
* Brightpoint, Inc.	115,261	3,580
* SRA International, Inc.	94,648	3,571
* Digital Insight Corp.	96,354	3,507
* EarthLink, Inc.	365,160	3,487
* Applied Micro Circuits Corp.	835,173	3,399
* Kronos, Inc.	88,664	3,315
* eFunds Corp.	127,863	3,304
* WebEx Communications, Inc.	97,228	3,274
* Transaction Systems Architects, Inc.	104,543	3,263
* Quest Software, Inc.	194,203	3,243
* Progress Software Corp.	111,044	3,230
* ATMI, Inc.	105,683	3,192
* FileNet Corp.	116,457	3,147
* ON Semiconductor Corp.	430,484	3,125
* MicroStrategy Inc.	29,569	3,113
* Coherent, Inc.	87,061	3,057
* Intergraph Corp.	73,201	3,050
* Macrovision Corp.	135,236	2,995
* Ciena Corp.	565,503	2,946
* Aeroflex, Inc.	208,838	2,867
* Redback Networks Inc.	130,896	2,839
* Euronet Worldwide, Inc.	74,684	2,825
* Finisar Corp.	559,621	2,770
* j2 Global Communications, Inc.	58,856	2,766
* Internet Security Systems, Inc.	113,043	2,711
* RealNetworks, Inc.	327,568	2,702
* Wright Express Corp.	95,601	2,682
* Micrel, Inc.	180,029	2,668
* Wind River Systems Inc.	214,245	2,667
* HomeStore, Inc.	393,704	2,583
* VeriFone Holdings, Inc.	84,927	2,572
* Amkor Technology, Inc.	296,376	2,561
* Cabot Microelectronics Corp.	68,687	2,548
* Rogers Corp.	45,642	2,487
* Informatica Corp.	159,774	2,484
* Global Imaging Systems, Inc.	65,089	2,472
Talx Corp.	84,991	2,421
* Trident Microsystems, Inc.	82,827	2,407
* DSP Group Inc.	79,883	2,317
Cognex Corp.	77,376	2,293
* Rofin-Sinar Technologies Inc.	42,282	2,289
* Diodes Inc.	54,940	2,280
* Witness Systems, Inc.	89,168	2,265
* Benchmark Electronics, Inc.	58,692	2,251
* Keane, Inc.	140,446	2,212
* Silicon Image, Inc.	213,453	2,201
* Tekelec	158,855	2,197
* Varian Semiconductor Equipment Associates, Inc.	77,990	2,190
MTS Systems Corp.	52,297	2,188
* InfoSpace, Inc.	78,031	2,181
* Atheros Communications	83,071	2,176
* Cogent Inc.	116,939	2,145
* ScanSource, Inc.	35,470	2,143
* Photronics Inc.	109,670	2,057
* Cirrus Logic, Inc.	241,559	2,048
* Power Integrations, Inc.	82,593	2,047
* Opsware, Inc.	234,685	2,011
* Identix, Inc.	248,931	1,981
MAXIMUS, Inc.	53,994	1,943
* 3Com Corp.	378,562	1,938
* Dolby Laboratories Inc.	89,831	1,877
* Sybase, Inc.	88,593	1,871
* Epicor Software Corp.	137,630	1,848
* ViaSat, Inc.	64,442	1,846
* Advent Software, Inc.	64,862	1,843
* ^ Lexar Media, Inc.	214,417	1,840
* ^ UTStarcom, Inc.	287,072	1,806
Gevity HR, Inc.	73,105	1,788
* Comtech Telecommunications Corp.	60,283	1,758
* NETGEAR, Inc.	92,154	1,752
* Sapient Corp.	228,329	1,742
* Manhattan Associates, Inc.	77,403	1,703
* iPayment Holdings, Inc.	39,584	1,696
* Genesis Microchip Inc.	98,864	1,685
* ManTech International Corp.	50,411	1,675
* ^ Taser International Inc.	154,510	1,636
* Plexus Corp.	42,825	1,609
* CMGI Inc.	1,084,735	1,605
* Gartner, Inc. Class A	113,512	1,583
Daktronics, Inc.	43,035	1,571
* Ultratech, Inc.	63,789	1,562
* Open Solutions Inc.	55,545	1,517
* TTM Technologies, Inc.	103,959	1,506
* Electronics for Imaging, Inc.	53,434	1,495
* CSG Systems International, Inc.	64,206	1,493
* Mattson Technology, Inc.	123,392	1,481
Quality Systems, Inc.	44,068	1,459
* Secure Computing Corp.	125,493	1,448
* Advanced Digital Information Corp.	162,485	1,427
* SPSS, Inc.	45,036	1,426
* ^ Vitesse Semiconductor Corp.	397,781	1,424
* Synaptics Inc.	64,499	1,418
* FEI Co.	70,653	1,402
* Exar Corp.	97,959	1,399
* Asyst Technologies, Inc.	134,048	1,395
* Blackboard Inc.	49,073	1,394
* Kulicke & Soffa Industries, Inc.	145,284	1,386
* ^ Multi-Fineline Electronix, Inc.	23,418	1,370
* Concur Technologies, Inc.	73,915	1,370
* Komag, Inc.	27,692	1,318
* Ixia	92,085	1,313
* Harmonic, Inc.	205,782	1,311
* Advanced Energy Industries, Inc.	92,518	1,307
* Altiris, Inc.	59,031	1,299
* NetIQ Corp.	116,393	1,298
* Intrado Inc.	49,593	1,288
* TNS Inc.	59,992	1,271
infoUSA Inc.	97,357	1,264
* Verint Systems Inc.	35,715	1,263
Inter-Tel, Inc.	58,299	1,250
* iPass Inc.	151,013	1,210
* Lionbridge Technologies, Inc.	152,280	1,205
* ^ Marchex, Inc.	55,773	1,199
* webMethods, Inc.	141,817	1,194
* Sonic Solutions, Inc.	65,828	1,192
* iVillage Inc.	141,027	1,186
* Agile Software Corp.	148,961	1,137
* Silicon Storage Technology, Inc.	256,936	1,125
* Presstek, Inc.	93,424	1,112
* Packeteer, Inc.	95,016	1,102
* Vignette Corp.	74,325	1,096
* AMIS Holdings Inc.	119,843	1,086
* SonicWALL, Inc.	152,600	1,082
* Extreme Networks, Inc.	212,790	1,068
* Littelfuse, Inc.	31,138	1,063
* Skyworks Solutions, Inc.	154,139	1,047
* MatrixOne, Inc.	144,933	1,038
* PortalPlayer Inc.	46,465	1,033
* Tyler Technologies, Inc.	92,132	1,013
* Checkpoint Systems, Inc.	37,592	1,010
* Excel Technology, Inc.	33,749	995
* ^ Universal Display Corp.	68,728	988
* MRO Software Inc.	61,037	974
* Jupitermedia Corp.	53,530	962
* Mercury Computer Systems, Inc.	59,404	962
* DTS Inc.	48,823	960
* Kopin Corp.	191,516	959
* S1 Corp.	186,853	942
* Ditech Communications Corp.	90,081	941
* InterVoice, Inc.	106,940	921
* OSI Systems Inc.	43,175	912
* TriQuint Semiconductor, Inc.	185,166	911
* Kanbay International Inc.	59,692	911
* PDF Solutions, Inc.	47,761	904
* Ariba, Inc.	92,280	902
* Covansys Corp.	52,263	898
* Photon Dynamics, Inc.	47,501	891
* SigmaTel Inc.	99,311	868
* EPIQ Systems, Inc.	42,868	814
* Magma Design Automation, Inc.	93,686	810
* Applied Films Corp.	41,430	805
* KEMET Corp.	84,014	796
* Mastec Inc.	56,116	795
United Online, Inc.	61,024	785
* Echelon Corp.	78,146	738
* Blue Coat Systems, Inc.	33,568	730
* OpenTV Corp.	244,092	718
* Metrologic Instruments, Inc.	30,801	712
* ^ Novatel Wireless, Inc.	77,027	689
* Gateway, Inc.	312,940	685
* IXYS Corp.	74,189	684
* Standard Microsystem Corp.	26,073	677
* SafeNet, Inc.	24,446	647
Blackbaud, Inc.	29,422	623
* ^ FalconStor Software, Inc.	65,943	623
* Westell Technologies, Inc.	152,310	620
* Veeco Instruments, Inc.	26,182	611
* Pixelworks, Inc.	117,246	583
* RightNow Technologies Inc.	34,942	555
* Sykes Enterprises, Inc.	35,562	504
* Ciber, Inc.	77,840	497
* NetRatings, Inc.	35,617	472
Renaissance Learning, Inc.	26,025	468
* Lawson Software Inc.	59,558	457
* Forrester Research, Inc.	19,273	430
Syntel, Inc.	22,703	430
* JDA Software Group, Inc.	26,623	384
* Ness Technologies Inc.	28,871	363
* LTX Corp.	59,850	323
* ^ HouseValues, Inc.	35,782	295
QAD Inc.	35,633	267
* Integrated Silicon Solution, Inc.	35,882	238
* Oplink Communications, Inc.	11,497	199
* Ulticom, Inc.	18,158	195
* Pegasystems Inc.	11,722	96

		607,880

Materials (3.3%)
* Crown Holdings, Inc.	465,972	8,266
Reliance Steel & Aluminum Co.	84,180	7,906
Florida Rock Industries, Inc.	137,333	7,721
Scotts Miracle-Gro Co.	131,851	6,034
Cleveland-Cliffs Inc.	61,362	5,346
* Nalco Holding Co.	299,429	5,300
* Coeur d'Alene Mines Corp.	766,729	5,030
Airgas, Inc.	126,013	4,926
* Headwaters Inc.	117,336	4,669
Celanese Corp. Series A	221,696	4,649
* Titanium Metals Corp.	92,449	4,488
* RTI International Metals, Inc.	64,442	3,535
* ^ W.R. Grace & Co.	187,060	2,488
* Symyx Technologies, Inc.	87,898	2,438
Greif Inc. Class A	32,135	2,199
* Hecla Mining Co.	331,451	2,191
Steel Dynamics, Inc.	35,912	2,037
AMCOL International Corp.	62,474	1,799
^ Royal Gold, Inc.	35,965	1,302
MacDermid, Inc.	38,324	1,232
Deltic Timber Corp.	18,960	1,149
Silgan Holdings, Inc.	23,470	943
Schnitzer Steel Industries, Inc. Class A	21,937	940
* Stillwater Mining Co.	39,686	653
* Graphic Packaging Corp.	160,742	333

		87,574

Telecommunication Services (1.3%)
* ^ Level 3 Communications, Inc.	1,825,290	9,455
* SBA Communications Corp.	201,826	4,725
* Dobson Communications Corp.	418,922	3,360
* NeuStar, Inc. Class A	102,613	3,181
* Time Warner Telecom Inc.	126,081	2,263
* Cincinnati Bell Inc.	447,340	2,022
* UbiquiTel Inc.	197,229	1,992
* Premiere Global Services, Inc.	190,361	1,532
* General Communication, Inc.	79,468	961
* Broadwing Corp.	64,955	957
* Syniverse Holdings Inc.	56,799	897
Centennial Communications Corp. Class A	72,507	531
* Wireless Facilities, Inc.	129,087	519
* @ Road, Inc.	101,421	514
* IDT Corp. Class B	42,411	469
* Cogent Communications Group, Inc.	42,853	418
* ^ InPhonic, Inc.	49,134	343
* IDT Corp.	14,391	158

		34,297

Utilities (0.2%)
Aqua America, Inc.	179,204	4,985
Ormat Technologies Inc.	21,875	833

		5,818

Total Common Stocks
(Cost $1,992,962)		2,615,296

Temporary Cash Investments (4.4%)

Money Market Fund (4.3%)
1 Vanguard Market Liquidity Fund, 4.715%	113,296,230	113,296

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal Home Loan Mortgage Corp.
3 4.749%, 6/20/06	1,000	990

Total Temporary Cash Investments
(Cost $114,286)		114,286

Total Investments (104.3%)
(Cost $2,107,248)		2,729,582

Other Assets and Liabilities—Net (-4.3%)		(111,615)

Net Assets (100%)		2,617,967

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $990,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2006, the cost of investment securities for tax purposes was $2,107,248,000. Net unrealized appreciation of investment securities for tax purposes was $622,334,000, consisting of unrealized gains of $680,362,000 on securities that had risen in value since their purchase and $58,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	22	8,490	292

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Large-Cap Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (11.0%)
Home Depot, Inc.	99,004	4,188
Time Warner, Inc.	213,142	3,579
The Walt Disney Co.	93,698	2,613
Lowe's Cos., Inc.	34,580	2,228
Target Corp.	38,921	2,024
McDonald's Corp.	58,701	2,017
* Comcast Corp. Class A	60,384	1,580
News Corp., Class A	87,724	1,457
* Starbucks Corp.	35,752	1,346
* Viacom Inc. Class B	31,292	1,214
Best Buy Co., Inc.	19,462	1,089
* Liberty Media Corp.	124,672	1,024
The McGraw-Hill Cos., Inc.	17,430	1,004
* Comcast Corp. Special Class A	38,347	1,002
Carnival Corp.	20,793	985
Federated Department Stores, Inc.	12,669	925
Staples, Inc.	34,160	872
* Kohl's Corp.	14,410	764
CBS Corp.	31,209	748
NIKE, Inc. Class B	8,671	738
* Sears Holdings Corp.	5,431	718
Omnicom Group Inc.	8,383	698
Starwood Hotels & Resorts Worldwide, Inc.	10,212	692
Johnson Controls, Inc.	8,996	683
Gannett Co., Inc.	11,159	669
Ford Motor Co.	83,319	663
Harley-Davidson, Inc.	12,754	662
J.C. Penney Co., Inc. (Holding Co.)	10,818	654
Yum! Brands, Inc.	13,232	647
Harrah's Entertainment, Inc.	8,158	636
Clear Channel Communications, Inc.	21,419	621
* Coach, Inc.	17,756	614
Marriott International, Inc. Class A	8,266	567
International Game Technology	15,971	563
Fortune Brands, Inc.	6,871	554
* DIRECTV Group, Inc.	33,020	542
* Office Depot, Inc.	14,356	535
* Amazon.com, Inc.	14,587	533
* Bed Bath & Beyond, Inc.	13,843	532
The Gap, Inc.	28,399	530
TJX Cos., Inc.	21,364	530
News Corp., Class B	26,294	462
^ General Motors Corp.	21,060	448
D. R. Horton, Inc.	13,156	437
Hilton Hotels Corp.	16,913	431
Pulte Homes, Inc.	10,216	392
Limited Brands, Inc.	15,971	391
Eastman Kodak Co.	13,390	381
Nordstrom, Inc.	9,397	368
Centex Corp.	5,929	368
* NTL Inc.	12,519	364
* Apollo Group, Inc. Class A	6,919	363
Genuine Parts Co.	8,100	355
Lennar Corp. Class A	5,808	351
* Univision Communications Inc.	9,977	344
Mattel, Inc.	18,824	341
* Chico's FAS, Inc.	8,389	341
Whirlpool Corp.	3,698	338
Wendy's International, Inc.	5,429	337
Harman International Industries, Inc.	2,950	328
Newell Rubbermaid, Inc.	12,903	325
Black & Decker Corp.	3,667	319
H & R Block, Inc.	14,442	313
* IAC/InterActiveCorp	10,329	304
* Sirius Satellite Radio, Inc.	58,859	299
* EchoStar Communications Corp. Class A	9,726	291
* Cablevision Systems NY Group Class A	10,402	278
Tribune Co.	10,057	276
Darden Restaurants Inc.	6,667	274
* AutoZone Inc.	2,715	271
Sherwin-Williams Co.	5,419	268
* MGM Mirage, Inc.	5,885	254
KB Home	3,797	247
Tiffany & Co.	6,566	246
Abercrombie & Fitch Co.	4,117	240
Michaels Stores, Inc.	6,260	235
VF Corp.	4,105	234
* XM Satellite Radio Holdings, Inc.	10,268	229
* Expedia, Inc.	11,058	224
Royal Caribbean Cruises, Ltd.	5,332	224
^ Garmin Ltd.	2,800	222
Dollar General Corp.	12,437	220
* Liberty Global, Inc. Class A	10,719	219
* Las Vegas Sands Corp.	3,871	219
Station Casinos, Inc.	2,694	214
* Lamar Advertising Co. Class A	4,007	211
Leggett & Platt, Inc.	8,593	209
Circuit City Stores, Inc.	8,528	209
Advance Auto Parts, Inc.	4,990	208
* Liberty Global, Inc. Series C	10,487	207
* Mohawk Industries, Inc.	2,543	205
* NVR, Inc.	277	205
Liz Claiborne, Inc.	4,947	203
Washington Post Co. Class B	260	202
The Stanley Works	3,923	199
GTECH Holdings Corp.	5,800	197
Ross Stores, Inc.	6,745	197
Knight Ridder	3,107	196
* Williams-Sonoma, Inc.	4,630	196
Jones Apparel Group, Inc.	5,443	193
PETsMART, Inc.	6,753	190
* Interpublic Group of Cos., Inc.	19,865	190
* Toll Brothers, Inc.	5,402	187
American Eagle Outfitters, Inc.	6,257	187
* Getty Images, Inc.	2,482	186
Family Dollar Stores, Inc.	6,895	183
* AutoNation, Inc.	8,443	182
* Wynn Resorts Ltd.	2,355	181
* Career Education Corp.	4,677	176
* Discovery Holding Co. Class A	11,747	176
Polo Ralph Lauren Corp.	2,903	176
ServiceMaster Co.	13,381	176
* Pixar, Inc.	2,730	175
E.W. Scripps Co. Class A	3,877	173
Foot Locker, Inc.	7,175	171
Brinker International, Inc.	4,022	170
Brunswick Corp.	4,255	165
New York Times Co. Class A	6,462	164
* CarMax, Inc.	4,850	158
Hasbro, Inc.	7,477	158
* R.H. Donnelley Corp.	2,357	137
Outback Steakhouse, Inc.	3,065	135
* Dollar Tree Stores, Inc.	4,678	129
Weight Watchers International, Inc.	2,363	121
Gentex Corp.	6,711	117
RadioShack Corp.	5,868	113
* Urban Outfitters, Inc.	4,552	112
Meredith Corp.	1,750	98
Dow Jones & Co., Inc.	2,448	96
Boyd Gaming Corp.	1,894	95
Belo Corp. Class A	4,362	87
International Speedway Corp.	1,350	69
* DreamWorks Animation SKG, Inc.	1,903	50
The McClatchy Co. Class A	950	46
Regal Entertainment Group Class A	1,886	35
Hearst-Argyle Television Inc.	1,100	26

		65,852

Consumer Staples (8.7%)
The Procter & Gamble Co.	160,161	9,228
Altria Group, Inc.	97,106	6,881
Wal-Mart Stores, Inc.	116,455	5,501
PepsiCo, Inc.	77,300	4,467
The Coca-Cola Co.	99,814	4,179
Walgreen Co.	47,138	2,033
Anheuser-Busch Cos., Inc.	36,207	1,549
Colgate-Palmolive Co.	24,193	1,381
Kimberly-Clark Corp.	21,789	1,259
Costco Wholesale Corp.	22,015	1,192
CVS Corp.	38,050	1,137
Sysco Corp.	28,867	925
Archer-Daniels-Midland Co.	27,363	921
General Mills, Inc.	14,903	755
Avon Products, Inc.	21,410	667
* The Kroger Co.	31,989	651
Sara Lee Corp.	35,398	633
H.J. Heinz Co.	15,612	592
Kellogg Co.	12,256	540
Safeway, Inc.	20,907	525
ConAgra Foods, Inc.	24,154	518
Reynolds American Inc.	4,109	434
Wm. Wrigley Jr. Co.	6,651	426
Whole Foods Market, Inc.	6,396	425
The Clorox Co.	7,049	422
The Hershey Co.	7,972	416
Albertson's, Inc.	14,629	376
Kraft Foods Inc.	11,696	355
Campbell Soup Co.	10,488	340
UST, Inc.	7,643	318
Bunge Ltd.	5,229	291
Coca-Cola Enterprises, Inc.	12,029	245
* Dean Foods Co.	6,251	243
* Constellation Brands, Inc. Class A	9,102	228
Molson Coors Brewing Co. Class B	3,289	226
Estee Lauder Cos. Class A	5,818	216
The Pepsi Bottling Group, Inc.	6,638	202
SuperValu Inc.	6,257	193
McCormick & Co., Inc.	5,548	188
Carolina Group	3,677	174
Alberto-Culver Co. Class B	3,672	162
Tyson Foods, Inc.	10,593	146
* Energizer Holdings, Inc.	2,687	142
Brown-Forman Corp. Class B	1,790	138
* Smithfield Foods, Inc.	4,100	120
Hormel Foods Corp.	3,513	119
J.M. Smucker Co.	2,546	101
PepsiAmericas, Inc.	3,067	75

		52,255

Energy (9.9%)
ExxonMobil Corp.	290,129	17,657
Chevron Corp.	104,656	6,067
ConocoPhillips Co.	61,456	3,881
Schlumberger Ltd.	27,498	3,480
Occidental Petroleum Corp.	20,104	1,863
Halliburton Co.	23,902	1,745
Valero Energy Corp.	27,364	1,636
Burlington Resources, Inc.	17,678	1,625
Marathon Oil Corp.	17,047	1,299
* Transocean Inc.	15,420	1,238
Devon Energy Corp.	19,659	1,203
Baker Hughes, Inc.	15,984	1,093
Anadarko Petroleum Corp.	10,391	1,050
Apache Corp.	15,335	1,005
EOG Resources, Inc.	11,245	810
* Weatherford International Ltd.	16,182	740
XTO Energy, Inc.	16,027	698
GlobalSantaFe Corp.	11,341	689
Peabody Energy Corp.	12,268	618
Williams Cos., Inc.	26,586	569
Amerada Hess Corp.	3,967	565
* Nabors Industries, Inc.	7,341	525
BJ Services Co.	15,084	522
Noble Corp.	6,422	521
Chesapeake Energy Corp.	16,305	512
* National Oilwell Varco Inc.	7,986	512
Sunoco, Inc.	6,334	491
Kerr-McGee Corp.	5,133	490
Kinder Morgan, Inc.	5,089	468
* Ultra Petroleum Corp.	7,189	448
Smith International, Inc.	9,918	386
Murphy Oil Corp.	7,747	386
El Paso Corp.	30,672	370
ENSCO International, Inc.	7,089	365
Noble Energy, Inc.	8,103	356
CONSOL Energy, Inc.	4,290	318
Diamond Offshore Drilling, Inc.	3,060	274
Pioneer Natural Resources Co.	6,015	266
* Grant Prideco, Inc.	5,926	254
* Southwestern Energy Co.	7,687	247
Patterson-UTI Energy, Inc.	7,582	242
* Newfield Exploration Co.	5,601	235
* Cooper Cameron Corp.	5,297	233
Arch Coal, Inc.	3,027	230
* Pride International, Inc.	7,351	229
Tesoro Petroleum Corp.	3,242	222
Rowan Cos., Inc.	5,033	221
Cimarex Energy Co.	3,871	167
Pogo Producing Co.	2,755	138

		59,159

Financials (21.3%)
Citigroup, Inc.	235,842	11,139
Bank of America Corp.	216,521	9,860
JPMorgan Chase & Co.	163,195	6,795
American International Group, Inc.	102,799	6,794
Wells Fargo & Co.	77,914	4,976
Wachovia Corp.	75,925	4,256
Merrill Lynch & Co., Inc.	40,575	3,196
Morgan Stanley	45,255	2,843
The Goldman Sachs Group, Inc.	17,906	2,811
American Express Co.	52,085	2,737
U.S. Bancorp	84,693	2,583
Fannie Mae	45,118	2,319
Freddie Mac	32,276	1,969
Washington Mutual, Inc.	45,761	1,950
Prudential Financial, Inc.	23,578	1,787
MetLife, Inc.	35,347	1,710
Lehman Brothers Holdings, Inc.	10,617	1,534
The Allstate Corp.	28,722	1,497
The St. Paul Travelers, Cos. Inc.	32,301	1,350
The Bank of New York Co., Inc.	35,932	1,295
* Berkshire Hathaway Inc. Class B	391	1,178
SunTrust Banks, Inc.	15,975	1,162
The Hartford Financial Services Group Inc.	13,969	1,125
Capital One Financial Corp.	13,546	1,091
AFLAC Inc.	23,331	1,053
Countrywide Financial Corp.	27,853	1,022
SLM Corp.	19,469	1,011
National City Corp.	28,801	1,005
BB&T Corp.	25,377	995
State Street Corp.	15,295	924
PNC Financial Services Group	13,660	919
Progressive Corp. of Ohio	8,733	911
The Chubb Corp.	9,330	890
Charles Schwab Corp.	51,117	880
Fifth Third Bancorp	21,969	865
Simon Property Group, Inc. REIT	9,980	840
Moody's Corp.	11,732	838
Golden West Financial Corp.	12,122	823
ACE Ltd.	14,972	779
Lincoln National Corp.	13,544	739
The Chicago Mercantile Exchange	1,608	720
Regions Financial Corp.	20,251	712
Legg Mason Inc.	5,672	711
Marsh & McLennan Cos., Inc.	24,141	709
Genworth Financial Inc.	21,198	709
Bear Stearns Co., Inc.	5,045	700
KeyCorp	18,929	697
Mellon Financial Corp.	19,559	696
Franklin Resources Corp.	7,078	667
North Fork Bancorp, Inc.	22,221	641
Equity Office Properties Trust REIT	19,002	638
The Principal Financial Group, Inc.	13,039	636
Equity Residential REIT	13,455	630
Loews Corp.	6,075	615
ProLogis REIT	11,359	608
Vornado Realty Trust REIT	5,876	564
Aon Corp.	12,696	527
XL Capital Ltd. Class A	8,110	520
General Growth Properties Inc. REIT	10,558	516
CIT Group Inc.	9,311	498
Boston Properties, Inc. REIT	5,298	494
Archstone-Smith Trust REIT	9,844	480
* E*TRADE Financial Corp.	17,459	471
Ameriprise Financial, Inc.	10,445	471
Comerica, Inc.	7,702	446
AmSouth Bancorp	16,144	437
T. Rowe Price Group Inc.	5,516	431
Northern Trust Corp.	8,115	426
Marshall & Ilsley Corp.	9,261	404
Kimco Realty Corp. REIT	9,802	398
Ambac Financial Group, Inc.	4,930	392
Zions Bancorp	4,688	388
Avalonbay Communities, Inc. REIT	3,472	379
MBIA, Inc.	6,242	375
Sovereign Bancorp, Inc.	16,664	365
M & T Bank Corp.	3,165	361
Hudson City Bancorp, Inc.	26,518	352
Host Marriott Corp. REIT	15,524	332
Synovus Financial Corp.	11,725	318
Plum Creek Timber Co. Inc. REIT	8,557	316
Public Storage, Inc. REIT	3,890	316
W.R. Berkley Corp.	5,307	308
Cincinnati Financial Corp.	7,269	306
TD Ameritrade Holding Corp.	14,077	294
SAFECO Corp.	5,750	289
Everest Re Group, Ltd.	3,045	284
MGIC Investment Corp.	4,261	284
UnumProvident Corp.	13,771	282
Commerce Bancorp, Inc.	7,658	281
Compass Bancshares Inc.	5,531	280
Torchmark Corp.	4,833	276
Fidelity National Financial, Inc.	7,616	271
Huntington Bancshares Inc.	11,115	268
Developers Diversified Realty Corp. REIT	4,854	266
Assurant, Inc.	5,230	258
Popular, Inc.	12,208	253
Duke Realty Corp. REIT	6,474	246
The Macerich Co. REIT	3,218	238
* CB Richard Ellis Group, Inc.	2,947	238
First Horizon National Corp.	5,591	233
Janus Capital Group Inc.	10,028	232
Radian Group, Inc.	3,849	232
Leucadia National Corp.	3,748	224
Old Republic International Corp.	10,055	219
Mercantile Bankshares Corp.	5,692	219
AMB Property Corp. REIT	3,956	215
Regency Centers Corp. REIT	3,193	215
White Mountains Insurance Group Inc.	356	212
American Capital Strategies, Ltd.	5,977	210
Apartment Investment & Management Co. Class A REIT	4,448	209
The St. Joe Co.	3,290	207
iStar Financial Inc. REIT	5,279	202
Allied Capital Corp.	6,520	200
* AmeriCredit Corp.	6,427	198
New York Community Bancorp, Inc.	11,216	197
Liberty Property Trust REIT	4,137	195
Associated Banc-Corp	5,733	195
UnionBanCal Corp.	2,713	190
The PMI Group Inc.	4,130	190
Health Care Properties Investors REIT	6,343	180
Brown & Brown, Inc.	5,411	180
A.G. Edwards & Sons, Inc.	3,532	176
Nuveen Investments, Inc. Class A	3,634	175
TD Banknorth, Inc.	5,569	163
PartnerRe Ltd.	2,610	162
Weingarten Realty Investors REIT	3,925	160
Axis Capital Holdings Ltd.	5,342	160
Federated Investors, Inc.	3,981	155
Protective Life Corp.	3,100	154
City National Corp.	1,960	151
Hospitality Properties Trust REIT	3,366	147
First American Corp.	3,723	146
Commerce Bancshares, Inc.	2,780	144
Independence Community Bank Corp.	3,414	142
TCF Financial Corp.	5,522	142
Investors Financial Services Corp.	2,991	140
Astoria Financial Corp.	4,509	140
Eaton Vance Corp.	5,076	139
* Markel Corp.	410	138
Forest City Enterprise Class A	2,930	138
RenaissanceRe Holdings Ltd.	3,128	136
Fulton Financial Corp.	7,685	132
CapitalSource Inc. REIT	5,185	129
New Plan Excel Realty Trust REIT	4,910	127
Valley National Bancorp	4,832	124
SEI Investments Co.	2,995	121
Arthur J. Gallagher & Co.	4,341	121
Nationwide Financial Services, Inc.	2,692	116
* ^ NYSE Group Inc.	1,436	114
Unitrin, Inc.	2,225	103
BlackRock, Inc.	732	102
Mercury General Corp.	1,765	97
People's Bank	2,604	85
Transatlantic Holdings, Inc.	1,227	72
Erie Indemnity Co. Class A	1,248	66
BOK Financial Corp.	1,074	51
Student Loan Corp.	174	41
Fidelity National Title Group, Inc. Class A	1,359	31

		127,633

Health Care (12.8%)
Pfizer Inc.	343,589	8,562
Johnson & Johnson	138,671	8,212
* Amgen, Inc.	57,592	4,190
Merck & Co., Inc.	101,905	3,590
UnitedHealth Group Inc.	63,352	3,539
Abbott Laboratories	72,260	3,069
Wyeth	62,613	3,038
Medtronic, Inc.	56,463	2,865
Eli Lilly & Co.	47,695	2,638
* WellPoint Inc.	30,805	2,385
Bristol-Myers Squibb Co.	91,227	2,245
* Genentech, Inc.	22,143	1,871
Cardinal Health, Inc.	19,964	1,488
* Gilead Sciences, Inc.	21,364	1,329
Aetna Inc.	26,643	1,309
Schering-Plough Corp.	68,919	1,309
Guidant Corp.	15,437	1,205
Baxter International, Inc.	28,999	1,125
* Caremark Rx, Inc.	20,905	1,028
* Medco Health Solutions, Inc.	14,364	822
HCA Inc.	17,845	817
* Genzyme Corp.	12,087	812
* Zimmer Holdings, Inc.	11,553	781
Allergan, Inc.	7,118	772
CIGNA Corp.	5,862	766
* Biogen Idec Inc.	15,769	743
Becton, Dickinson & Co.	11,562	712
McKesson Corp.	13,628	710
* Forest Laboratories, Inc.	15,688	700
* Celgene Corp.	15,779	698
* St. Jude Medical, Inc.	16,943	695
* Boston Scientific Corp.	28,626	660
Stryker Corp.	12,254	543
* Express Scripts Inc.	5,828	512
AmerisourceBergen Corp.	9,622	464
* MedImmune Inc.	11,403	417
Quest Diagnostics, Inc.	8,014	411
* Coventry Health Care Inc.	7,540	407
Biomet, Inc.	11,110	395
* Fisher Scientific International Inc.	5,738	390
* Humana Inc.	7,234	381
* Laboratory Corp. of America Holdings	6,200	363
* Varian Medical Systems, Inc.	6,118	344
C.R. Bard, Inc.	4,920	334
Omnicare, Inc.	5,563	306
* DaVita, Inc.	4,777	288
* Barr Pharmaceuticals Inc.	4,560	287
* Hospira, Inc.	7,099	280
* Thermo Electron Corp.	7,541	280
IMS Health, Inc.	10,853	280
* Health Net Inc.	5,313	270
* Chiron Corp.	5,498	252
Health Management Associates Class A	11,392	246
* Sepracor Inc.	4,964	242
Applera Corp.-Applied Biosystems Group	8,730	237
Mylan Laboratories, Inc.	9,911	232
* Amylin Pharmaceuticals, Inc.	4,728	231
* Waters Corp.	5,176	223
DENTSPLY International Inc.	3,493	203
* King Pharmaceuticals, Inc.	11,295	195
* Intuitive Surgical, Inc.	1,641	194
* Endo Pharmaceuticals Holdings, Inc.	5,872	193
* Henry Schein, Inc.	4,019	192
* Millipore Corp.	2,421	177
* Lincare Holdings, Inc.	4,529	176
* Invitrogen Corp.	2,514	176
* Patterson Cos	4,819	170
* Triad Hospitals, Inc.	4,030	169
Manor Care, Inc.	3,709	164
* Cephalon, Inc.	2,692	162
* Tenet Healthcare Corp.	21,853	161
Bausch & Lomb, Inc.	2,525	161
Beckman Coulter, Inc.	2,891	158
* Community Health Systems, Inc.	4,126	149
* Millennium Pharmaceuticals, Inc.	14,375	145
Hillenbrand Industries, Inc.	2,540	140
* Emdeon Corp.	12,853	139
* Watson Pharmaceuticals, Inc.	4,578	132
Universal Health Services Class B	2,402	122
* ImClone Systems, Inc.	3,106	106
* Kinetic Concepts, Inc.	1,918	79
* American Pharmaceuticals Partners, Inc.	999	28

		76,991

Industrials (10.8%)
General Electric Co.	492,530	17,130
The Boeing Co.	35,798	2,790
United Technologies Corp.	47,432	2,750
3M Co.	33,662	2,548
Tyco International Ltd.	94,346	2,536
United Parcel Service, Inc.	29,650	2,354
Caterpillar, Inc.	31,668	2,274
Emerson Electric Co.	19,168	1,603
Honeywell International Inc.	37,341	1,597
FedEx Corp.	13,478	1,522
Burlington Northern Santa Fe Corp.	17,382	1,448
Lockheed Martin Corp.	17,277	1,298
Union Pacific Corp.	11,748	1,097
Northrop Grumman Corp.	15,764	1,077
Illinois Tool Works, Inc.	11,158	1,075
General Dynamics Corp.	15,983	1,023
Norfolk Southern Corp.	18,908	1,022
Raytheon Co.	20,829	955
Waste Management, Inc.	25,656	906
Deere & Co.	11,230	888
Cendant Corp.	47,841	830
Danaher Corp.	11,527	733
Ingersoll-Rand Co.	15,440	645
Masco Corp.	19,733	641
CSX Corp.	10,119	605
Rockwell Automation, Inc.	8,328	599
Southwest Airlines Co.	33,282	599
PACCAR, Inc.	7,514	530
Textron, Inc.	5,561	519
Eaton Corp.	6,529	476
L-3 Communications Holdings, Inc.	5,349	459
ITT Industries, Inc.	8,154	458
Dover Corp.	9,400	456
Pitney Bowes, Inc.	10,614	456
Parker Hannifin Corp.	5,636	454
Rockwell Collins, Inc.	8,032	453
Expeditors International of Washington, Inc.	5,009	433
Cooper Industries, Inc. Class A	4,318	375
Precision Castparts Corp.	6,224	370
C.H. Robinson Worldwide Inc.	7,526	369
American Standard Cos., Inc.	8,285	355
Fluor Corp.	4,069	349
Joy Global Inc.	5,660	338
R.R. Donnelley & Sons Co.	9,525	312
Robert Half International, Inc.	7,476	289
Fastenal Co.	5,991	284
Cintas Corp.	6,605	282
Republic Services, Inc. Class A	6,446	274
W.W. Grainger, Inc.	3,533	266
* Monster Worldwide Inc.	5,196	259
Avery Dennison Corp.	4,414	258
Goodrich Corp.	5,469	239
* The Dun & Bradstreet Corp.	3,107	238
Manpower Inc.	4,029	230
* Jacobs Engineering Group Inc.	2,609	226
Equifax, Inc.	6,018	224
Cummins Inc.	2,023	213
American Power Conversion Corp.	8,149	188
* ChoicePoint Inc.	4,199	188
Pall Corp.	5,859	183
Pentair, Inc.	4,444	181
Aramark Corp. Class B	5,616	166
SPX Corp.	3,060	163
* Alliant Techsystems, Inc.	1,745	135
* Allied Waste Industries, Inc.	10,740	131
Hubbell Inc. Class B	2,350	120
J.B. Hunt Transport Services, Inc.	5,362	116
* JetBlue Airways Corp.	6,473	69

		64,629

Information Technology (16.1%)
Microsoft Corp.	446,663	12,154
* Cisco Systems, Inc.	286,328	6,205
International Business Machines Corp.	73,641	6,073
Intel Corp.	281,062	5,439
Hewlett-Packard Co.	132,192	4,349
QUALCOMM Inc.	76,659	3,880
* Google Inc.	9,294	3,625
* Dell Inc.	104,206	3,101
* Oracle Corp.	197,465	2,703
Motorola, Inc.	116,082	2,659
* Apple Computer, Inc.	39,278	2,464
Texas Instruments, Inc.	75,437	2,449
* Yahoo! Inc.	59,567	1,922
* Corning, Inc.	71,006	1,911
* eBay Inc.	48,800	1,906
First Data Corp.	35,640	1,669
* EMC Corp.	111,535	1,520
Applied Materials, Inc.	75,722	1,326
Automatic Data Processing, Inc.	26,878	1,228
* Adobe Systems, Inc.	28,011	978
* Broadcom Corp.	19,698	850
* Symantec Corp.	50,317	847
* Sun Microsystems, Inc.	159,244	817
* Electronic Arts Inc.	13,995	766
* Advanced Micro Devices, Inc.	21,010	697
Accenture Ltd.	22,717	683
* Agilent Technologies, Inc.	18,133	681
* Xerox Corp.	44,659	679
Paychex, Inc.	15,851	660
Analog Devices, Inc.	17,107	655
Electronic Data Systems Corp.	24,245	650
* Lucent Technologies, Inc.	207,387	633
CA, Inc.	21,683	590
* Network Appliance, Inc.	16,307	588
Maxim Integrated Products, Inc.	15,331	570
* Marvell Technology Group Ltd.	9,915	536
Seagate Technology	19,220	506
Linear Technology Corp.	14,166	497
* SanDisk Corp.	8,631	496
* Computer Sciences Corp.	8,602	478
National Semiconductor Corp.	16,082	448
KLA-Tencor Corp.	9,227	446
* NVIDIA Corp.	7,530	431
* Juniper Networks, Inc.	22,306	426
* Micron Technology, Inc.	28,821	424
* Autodesk, Inc.	10,743	414
Xilinx, Inc.	16,250	414
* Intuit, Inc.	7,727	411
* Cognizant Technology Solutions Corp.	6,454	384
* Fiserv, Inc.	8,629	367
* NCR Corp.	8,518	356
Microchip Technology, Inc.	9,736	353
* Freescale Semiconductor, Inc. Class B	12,579	349
* Altera Corp.	16,845	348
* Jabil Circuit, Inc.	8,073	346
* Affiliated Computer Services, Inc. Class A	5,470	326
* Tellabs, Inc.	19,907	317
* Citrix Systems, Inc.	8,236	312
* MEMC Electronic Materials, Inc.	8,109	299
* JDS Uniphase Corp.	70,608	294
Harris Corp.	6,200	293
* VeriSign, Inc.	11,999	288
* Flextronics International Ltd.	26,823	278
* LAM Research Corp.	6,333	272
* Lexmark International, Inc.	5,438	247
* Cadence Design Systems, Inc.	12,823	237
* Avaya Inc.	20,010	226
* BEA Systems, Inc.	17,174	225
* Comverse Technology, Inc.	9,350	220
* BMC Software, Inc.	10,095	219
* Red Hat, Inc.	7,756	217
Amphenol Corp.	4,120	215
Intersil Corp.	7,276	210
* LSI Logic Corp.	18,102	209
* NAVTEQ Corp.	3,855	195
* McAfee Inc.	7,839	191
* Iron Mountain, Inc.	4,535	185
* CheckFree Corp.	3,629	183
* Freescale Semiconductor, Inc. Class A	6,487	180
* Arrow Electronics, Inc.	5,566	180
* Activision, Inc.	12,753	176
* Ceridian Corp.	6,816	173
CDW Corp.	2,930	172
* Solectron Corp.	41,851	167
* DST Systems, Inc.	2,685	156
* Synopsys, Inc.	6,804	152
* Novellus Systems, Inc.	6,263	150
* Alliance Data Systems Corp.	3,211	150
Sabre Holdings Corp.	6,165	145
* QLogic Corp.	7,464	144
* Teradyne, Inc.	9,241	143
* Compuware Corp.	17,976	141
* Zebra Technologies Corp. Class A	3,094	138
Tektronix, Inc.	3,863	138
* International Rectifier Corp.	3,311	137
* Novell, Inc.	17,470	134
Diebold, Inc.	3,191	131
* Agere Systems Inc.	8,506	128
Fidelity National Information Services, Inc.	3,120	127
* Ingram Micro, Inc. Class A	6,317	126
Symbol Technologies, Inc.	11,621	123
Fair Isaac, Inc.	2,974	118
Molex, Inc. Class A	3,795	113
* Vishay Intertechnology, Inc.	7,744	110
* Unisys Corp.	15,847	109
* Fairchild Semiconductor International, Inc.	5,613	107
* Sanmina-SCI Corp.	24,379	100
Molex, Inc.	2,750	91
National Instruments Corp.	2,513	82
* Hewitt Associates, Inc.	2,541	76
AVX Corp.	2,654	47
Total System Services, Inc.	1,800	36

		96,415

Materials (2.9%)
Dow Chemical Co.	44,998	1,827
E.I. du Pont de Nemours & Co.	42,899	1,811
Alcoa Inc.	40,645	1,242
Newmont Mining Corp. (Holding Co.)	20,796	1,079
Monsanto Co.	12,505	1,060
Praxair, Inc.	15,035	829
Weyerhaeuser Co.	11,350	822
Phelps Dodge Corp.	9,525	767
Nucor Corp.	7,309	766
International Paper Co.	21,742	752
Air Products & Chemicals, Inc.	10,390	698
Freeport-McMoRan Copper & Gold, Inc. Class B	8,606	514
PPG Industries, Inc.	7,799	494
Vulcan Materials Co.	4,806	416
Ecolab, Inc.	8,877	339
Rohm & Haas Co.	6,683	327
United States Steel Corp.	5,293	321
Allegheny Technologies Inc.	3,898	239
MeadWestvaco Corp.	8,542	233
Sealed Air Corp.	3,869	224
Temple-Inland Inc.	4,945	220
Engelhard Corp.	5,553	220
Ashland, Inc.	3,084	219
Sigma-Aldrich Corp.	3,127	206
Lyondell Chemical Co.	10,331	206
Ball Corp.	4,675	205
Eastman Chemical Co.	3,817	195
* Pactiv Corp.	6,764	166
* Smurfit-Stone Container Corp.	11,655	158
Bemis Co., Inc.	4,680	148
Sonoco Products Co.	4,353	147
Valspar Corp.	4,586	128
Lafarge North America Inc.	1,507	127
Chemtura Corp.	10,657	126
International Flavors & Fragrances, Inc.	3,611	124
* Owens-Illinois, Inc.	6,957	121
* The Mosaic Co.	6,300	90
Packaging Corp. of America	3,894	87
* Huntsman Corp.	3,988	77
* Tronox Inc. Class B	385	7

		17,737

Telecommunication Services (3.3%)
AT&T Inc.	182,192	4,926
Verizon Communications Inc.	136,643	4,654
Sprint Nextel Corp.	130,872	3,382
BellSouth Corp.	85,196	2,952
Alltel Corp.	16,958	1,098
* American Tower Corp. Class A	19,267	584
* Qwest Communications International Inc.	73,647	501
* NII Holdings Inc.	6,373	376
* Crown Castle International Corp.	9,931	282
CenturyTel, Inc.	5,838	228
Citizens Communications Co.	15,569	207
* Nextel Partners, Inc.	6,953	197
Telephone & Data Systems, Inc.	3,150	124
Telephone & Data Systems, Inc. - Special Common Shares	1,650	62
PanAmSat Holding Corp.	2,503	62
* U.S. Cellular Corp.	750	45

		19,680

Utilities (3.2%)
Exelon Corp.	31,079	1,644
Duke Energy Corp.	44,122	1,286
Southern Co.	34,644	1,135
Dominion Resources, Inc.	16,160	1,116
TXU Corp.	21,201	949
FirstEnergy Corp.	15,324	749
Public Service Enterprise Group, Inc.	11,131	713
FPL Group, Inc.	17,559	705
PG&E Corp.	17,619	685
Entergy Corp.	9,682	667
American Electric Power Co., Inc.	18,413	626
Edison International	14,440	595
PPL Corp.	17,754	522
Sempra Energy	10,769	500
Consolidated Edison Inc.	11,443	498
* AES Corp.	28,919	493
Progress Energy, Inc.	11,083	487
Ameren Corp.	9,523	474
Constellation Energy Group, Inc.	8,274	453
Cinergy Corp.	8,795	399
Xcel Energy, Inc.	18,806	341
DTE Energy Co.	8,229	330
KeySpan Corp.	8,065	330
Questar Corp.	3,990	280
* Allegheny Energy, Inc.	7,681	260
NiSource, Inc.	12,668	256
Wisconsin Energy Corp.	5,433	217
* NRG Energy, Inc.	4,762	215
Pepco Holdings, Inc.	8,709	198
SCANA Corp.	5,056	198
Equitable Resources, Inc.	5,286	193
Pinnacle West Capital Corp.	4,565	178
Alliant Energy Corp.	5,436	171
Energy East Corp.	6,916	168
MDU Resources Group, Inc.	4,990	167
DPL Inc.	5,960	161
TECO Energy, Inc.	9,603	155
CenterPoint Energy Inc.	12,835	153
* Reliant Energy, Inc.	14,126	149
NSTAR	4,900	140

		18,956

Total Common Stocks
(Cost $563,916)		599,307

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 4.715%
(Cost $476)	476,300	476

Total Investments (100.1%)
(Cost $564,392)		599,783

Other Assets and Liabilities—Net (-0.1%)		(524)

Net Assets (100%)		599,259

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $564,392,000. Net unrealized appreciation of investment securities for tax purposes was $35,391,000, consisting of unrealized gains of $47,696,000 on securities that had risen in value since their purchase and $12,305,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.